UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07332 and 811-08162

Name of Fund: BlackRock Funds III and Master Investment Portfolio

BlackRock Funds III

BlackRock Russell 1000® Index Fund

BlackRock ACWI ex-US Index Fund

BlackRock CoreAlpha Bond Fund

BlackRock Bond Index Fund

BlackRock S&P 500 Stock Fund

LifePath® Retirement Portfolio

LifePath 2020 Portfolio®

LifePath® 2025 Portfolio

LifePath 2030 Portfolio®

LifePath® 2035 Portfolio

LifePath 2040 Portfolio®

LifePath® 2045 Portfolio

LifePath® 2050 Portfolio

LifePath® 2055 Portfolio

LifePath® Index Retirement Portfolio

LifePath® Index 2020 Portfolio

LifePath® Index 2025 Portfolio

LifePath® Index 2030 Portfolio

LifePath® Index 2035 Portfolio

LifePath® Index 2040 Portfolio

LifePath® Index 2045 Portfolio

LifePath® Index 2050 Portfolio

LifePath® Index 2055 Portfolio

BlackRock Cash Funds: Institutional

BlackRock Cash Funds: Prime

BlackRock Cash Funds: Government

BlackRock Cash Funds: Treasury

Master Investment Portfolio

Russell 1000® Index Master Portfolio

ACWI ex-US Index Master Portfolio

Bond Index Master Portfolio

S&P 500 Stock Master Portfolio

LifePath® Retirement Master Portfolio

LifePath 2020 Master Portfolio®

LifePath® 2025 Master Portfolio

LifePath 2030 Master Portfolio®

LifePath® 2035 Master Portfolio

LifePath 2040 Master Portfolio®

LifePath® 2045 Master Portfolio

LifePath® 2050 Master Portfolio

LifePath® 2055 Master Portfolio

LifePath® Index Retirement Master Portfolio

LifePath® Index 2020 Master Portfolio

LifePath® Index 2025 Master Portfolio

LifePath® Index 2030 Master Portfolio

LifePath® Index 2035 Master Portfolio

LifePath® Index 2040 Master Portfolio

LifePath® Index 2045 Master Portfolio

LifePath® Index 2050 Master Portfolio

LifePath® Index 2055 Master Portfolio

Active Stock Master Portfolio

CoreAlpha Bond Master Portfolio

Money Market Master Portfolio

Prime Money Market Master Portfolio

Government Money Market Master Portfolio

Treasury Money Market Master Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds III and Master Investment Portfolio, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 537-4942

Date of fiscal year end: 12/31/2012

Date of reporting period: 09/30/2012

Item 1 – Schedule of Investments

Schedule of Investments September 30, 2012 (Unaudited)	BlackRock Russell 1000 Index Fund of BlackRock Funds III
(Percentages shown are based on Net Assets)

Mutual Fund	Value
Russell 1000 Index Master Portfolio of Master Investment Portfolio	$55,469,327
Total Investments (Cost - $50,111,539) - 100.6%	55,469,327
Liabilities in Excess of Other Assets - (0.6)%	(307,148)

Net Assets - 100.0%	$55,162,179

BlackRock Russell 1000 Index Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Russell 1000 Index Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of September 30, 2012, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $55,469,327 and 14.1%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Master Portfolio.

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

As of September 30, 2012, the Fund’s investment in the Master Portfolio was classified as Level 2. There were no transfers between levels during the period ended September 30, 2012.

Schedule of Investments September 30, 2012 (Unaudited)	BlackRock ACWI ex-US Index Fund of BlackRock Funds III
(Percentages shown are based on Net Assets)

Mutual Fund	Value
ACWI ex-US Index Master Portfolio of Master Investment Portfolio	$72,333,958
Total Investments (Cost - $70,968,807) -100.0%	72,333,958
Liabilities in Excess of Other Assets - (0.0)%	(2,189)

Net Assets - 100.0%	$72,331,769

BlackRock ACWI ex-US Index Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in ACWI ex-US Index Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of September 30, 2012, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $72,333,958 and 18.2%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Master Portfolio.

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

As of September 30, 2012, the Fund’s investment in the Master Portfolio was classified as Level 2. There were no transfers between levels during the period ended September 30, 2012.

Schedule of Investments September 30, 2012 (Unaudited)	BlackRock CoreAlpha Bond Fund of BlackRock Funds III
(Percentages shown are based on Net Assets)

Mutual Fund	Value
CoreAlpha Bond Master Portfolio of Master Investment Portfolio	$93,882,729
Total Investments (Cost - $92,075,497) - 100.1%	93,882,729
Liabilities in Excess of Other Assets - (0.1)%	(113,765)

Net Assets - 100.0%	$93,768,964

BlackRock CoreAlpha Bond Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in CoreAlpha Bond Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of September 30, 2012, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $93,882,729 and 3.6%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Master Portfolio.

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

As of September 30, 2012, the Fund’s investment in the Master Portfolio was classified as Level 2. There were no transfers between levels during the period ended September 30, 2012.

Schedule of Investments September 30, 2012 (Unaudited)	BlackRock Bond Index Fund of BlackRock Funds III
(Percentages shown are based on Net Assets)

Mutual Fund	Value
Bond Index Master Portfolio of Master Investment Portfolio	$154,581,088
Total Investments (Cost - $144,625,107) - 100.0%	154,581,088
Liabilities in Excess of Other Assets - (0.0)%	(59,969)

Net Assets - 100.0%	$154,521,119

BlackRock Bond Index Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Bond Index Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of September 30, 2012, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $154,581,088 and 32.9%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Master Portfolio.

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

As of September 30, 2012, the Fund’s investment in the Master Portfolio was classified as Level 2. There were no transfers between levels during the period ended September 30, 2012

Schedule of Investments September 30, 2012 (Unaudited)	BlackRock S&P 500 Stock Fund of BlackRock Funds III
(Percentages shown are based on Net Assets)

Mutual Fund	Value
S&P 500 Stock Master Portfolio of Master Investment Portfolio	$369,708,144
Total Investments (Cost - $303,871,401) - 100.2%	369,708,144
Liabilities in Excess of Other Assets - (0.2)%	(866,969)

Net Assets - 100.0%	$368,841,175

BlackRock S&P 500 Stock Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in S&P 500 Stock Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of September 30, 2012, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $369,708,144 and 21.7%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Master Portfolio.

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

As of September 30, 2012, the Fund’s investment in the Master Portfolio was classified as Level 2. There were no transfers between levels during the period ended September 30, 2012.

Schedule of Investments September 30, 2012 (Unaudited)	LifePath Retirement Portfolio of BlackRock Funds III
(Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Retirement Master Portfolio of Master Investment Portfolio	$592,004,886
Total Investments (Cost - $508,459,162) - 100.1%	592,004,886
Liabilities in Excess of Other Assets - (0.1)%	(348,077)

Net Assets - 100.0%	$591,656,809

LifePath Retirement Portfolio (the “LifePath Portfolio”) seeks to achieve its investment objective by investing all of its assets in LifePath Retirement Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the LifePath Portfolio. As of September 30, 2012, the value of the investment and the percentage owned by the LifePath Portfolio of the Master Portfolio was $592,004,886 and 40.6%, respectively.

The LifePath Portfolio records its investment in the Master Portfolio at fair value. The LifePath Portfolio’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Master Portfolio.

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the LifePath Portfolio has the ability to access

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

As of September 30, 2012, the LifePath Portfolio’s investment in the Master Portfolio was classified as Level 2. There were no transfers between levels during the period ended September 30, 2012.

Schedule of Investments September 30, 2012 (Unaudited)	LifePath 2020 Portfolio of BlackRock Funds III
(Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath 2020 Master Portfolio of Master Investment Portfolio	$1,111,860,849
Total Investments (Cost - $914,635,742) - 100.1%	1,111,860,849
Liabilities in Excess of Other Assets - (0.1)%	(612,290)

Net Assets - 100.0%	$1,111,248,559

LifePath 2020 Portfolio (the “LifePath Portfolio”) seeks to achieve its investment objective by investing all of its assets in LifePath 2020 Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the LifePath Portfolio. As of September 30, 2012, the value of the investment and the percentage owned by the LifePath Portfolio of the Master Portfolio was $1,111,860,849 and 45.0%, respectively.

The LifePath Portfolio records its investment in the Master Portfolio at fair value. The LifePath Portfolio’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Master Portfolio.

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the LifePath Portfolio has the ability to access

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

As of September 30, 2012, the LifePath Portfolio’s investment in the Master Portfolio was classified as Level 2. There were no transfers between levels during the period ended September 30, 2012.

Schedule of Investments September 30, 2012 (Unaudited)	LifePath 2025 Portfolio of BlackRock Funds III
(Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath 2025 Master Portfolio of Master Investment Portfolio	$23,455,783
Total Investments (Cost - $ 21,964,450) - 100.1%	23,455,783
Liabilities in Excess of Other Assets - (0.1)%	(11,812)

Net Assets - 100.0%	$23,443,971

LifePath 2025 Portfolio (the “LifePath Portfolio”) seeks to achieve its investment objective by investing all of its assets in LifePath 2025 Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the LifePath Portfolio. As of September 30, 2012, the value of the investment and the percentage owned by the LifePath Portfolio of the Master Portfolio was $23,455,783 and 99.9%, respectively.

The LifePath Portfolio records its investment in the Master Portfolio at fair value. The LifePath Portfolio’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Master Portfolio.

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the LifePath Portfolio has the ability to access

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

As of September 30, 2012, the LifePath Portfolio’s investment in the Master Portfolio was classified as Level 2. There were no transfers between levels during the period ended September 30, 2012.

Schedule of Investments September 30, 2012 (Unaudited)	LifePath 2030 Portfolio of BlackRock Funds III
(Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath 2030 Master Portfolio of Master Investment Portfolio	$980,632,134
Total Investments (Cost - $834,311,965) - 100.1%	980,632,134
Liabilities in Excess of Other Assets - (0.1)%	(522,352)

Net Assets - 100.0%	$980,109,782

LifePath 2030 Portfolio (the “LifePath Portfolio”) seeks to achieve its investment objective by investing all of its assets in LifePath 2030 Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the LifePath Portfolio. As of September 30, 2012, the value of the investment and the percentage owned by the LifePath Portfolio of the Master Portfolio was $980,632,134 and 45.1%, respectively.

The LifePath Portfolio records its investment in the Master Portfolio at fair value. The LifePath Portfolio’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Master Portfolio.

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the LifePath Portfolio has the ability to access

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

As of September 30, 2012, the LifePath Portfolio’s investment in the Master Portfolio was classified as Level 2. There were no transfers between levels during the period ended September 30, 2012.

Schedule of Investments September 30, 2012 (Unaudited)	LifePath 2035 Portfolio of BlackRock Funds III
(Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath 2035 Master Portfolio of Master Investment Portfolio	$17,079,672
Total Investments (Cost - $16,024,687) - 100.0%	17,079,672
Liabilities in Excess of Other Assets - (0.0)%	(7,634)

Net Assets - 100.0%	$17,072,038

LifePath 2035 Portfolio (the “LifePath Portfolio”) seeks to achieve its investment objective by investing all of its assets in LifePath 2035 Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the LifePath Portfolio. As of September 30, 2012, the value of the investment and the percentage owned by the LifePath Portfolio of the Master Portfolio was $17,079,672 and 99.9%, respectively.

The LifePath Portfolio records its investment in the Master Portfolio at fair value. The LifePath Portfolio’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Master Portfolio.

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the LifePath Portfolio has the ability to access

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

As of September 30, 2012, the LifePath Portfolio’s investment in the Master Portfolio was classified as Level 2. There were no transfers between levels during the period ended September 30, 2012.

Schedule of Investments September 30, 2012 (Unaudited)	LifePath 2040 Portfolio of BlackRock Funds III
(Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath 2040 Master Portfolio of Master Investment Portfolio	$781,492,909
Total Investments (Cost - $636,748,156) - 100.1%	781,492,909
Liabilities in Excess of Other Assets - (0.1)%	(408,949)

Net Assets - 100.0%	$781,083,960

LifePath 2040 Portfolio (the “LifePath Portfolio”) seeks to achieve its investment objective by investing all of its assets in LifePath 2040 Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the LifePath Portfolio. As of September 30, 2012, the value of the investment and the percentage owned by the LifePath Portfolio of the Master Portfolio was $781,492,909 and 47.3%, respectively.

The LifePath Portfolio records its investment in the Master Portfolio at fair value. The LifePath Portfolio’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Master Portfolio.

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the LifePath Portfolio has the ability to access

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

As of September 30, 2012, the LifePath Portfolio’s investment in the Master Portfolio was classified as Level 2. There were no transfers between levels during the period ended September 30, 2012.

Schedule of Investments September 30, 2012 (Unaudited)	LifePath 2045 Portfolio of BlackRock Funds III
(Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath 2045 Master Portfolio of Master Investment Portfolio	$8,192,536
Total Investments (Cost - $ 7,685,755) - 100.0%	8,192,536
Liabilities in Excess of Other Assets - (0.0)%	(2,155)

Net Assets - 100.0%	$8,190,381

LifePath 2045 Portfolio (the “LifePath Portfolio”) seeks to achieve its investment objective by investing all of its assets in LifePath 2045 Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the LifePath Portfolio. As of September 30, 2012, the value of the investment and the percentage owned by the LifePath Portfolio of the Master Portfolio was $8,192,536 and 99.8%, respectively.

The LifePath Portfolio records its investment in the Master Portfolio at fair value. The LifePath Portfolio’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Master Portfolio.

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the LifePath Portfolio has the ability to access

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

As of September 30, 2012, the LifePath Portfolio’s investment in the Master Portfolio was classified as Level 2. There were no transfers between levels during the period ended September 30, 2012.

Schedule of Investments September 30, 2012 (Unaudited)	LifePath 2050 Portfolio of BlackRock Funds III
(Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath 2050 Master Portfolio of Master Investment Portfolio	$138,734,042
Total Investments (Cost - $ 125,697,322) - 100.1%	138,734,042
Liabilities in Excess of Other Assets - (0.1)%	(80,801)

Net Assets - 100.0%	$138,653,241

LifePath 2050 Portfolio (the “LifePath Portfolio”) seeks to achieve its investment objective by investing all of its assets in LifePath 2050 Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the LifePath Portfolio. As of September 30, 2012, the value of the investment and the percentage owned by the LifePath Portfolio of the Master Portfolio was $138,734,042 and 58.0%, respectively.

The LifePath Portfolio records its investment in the Master Portfolio at fair value. The LifePath Portfolio’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Master Portfolio.

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the LifePath Portfolio has the ability to access

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

As of September 30, 2012, the LifePath Portfolio’s investment in the Master Portfolio was classified as Level 2. There were no transfers between levels during the period ended September 30, 2012.

Schedule of Investments September 30, 2012 (Unaudited)	LifePath 2055 Portfolio of BlackRock Funds III
(Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath 2055 Master Portfolio of Master Investment Portfolio	$2,318,975
Total Investments (Cost - $ 2,179,753) - 100.0%	2,318,975
Other Assets Less Liabilities - 0.0%	1,153

Net Assets - 100.0%	$2,320,128

LifePath 2055 Portfolio (the “LifePath Portfolio”) seeks to achieve its investment objective by investing all of its assets in LifePath 2055 Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the LifePath Portfolio. As of September 30, 2012, the value of the investment and the percentage owned by the LifePath Portfolio of the Master Portfolio was $2,318,975 and 99.4%, respectively.

The LifePath Portfolio records its investment in the Master Portfolio at fair value. The LifePath Portfolio’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Master Portfolio.

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the LifePath Portfolio has the ability to access

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

As of September 30, 2012, the LifePath Portfolio’s investment in the Master Portfolio was classified as Level 2. There were no transfers between levels during the period ended September 30, 2012

Schedule of Investments September 30, 2012 (Unaudited)	LifePath Index Retirement Portfolio of BlackRock Funds III
(Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Index Retirement Master Portfolio of Master Investment Portfolio	$189,524,293
Total Investments (Cost - $180,768,887) - 100.0%	189,524,293
Liabilities in Excess of Other Assets - (0.0)%	(52,113)

Net Assets - 100.0%	$189,472,180

LifePath Index Retirement Portfolio (the “LifePath Index Portfolio”) seeks to achieve its investment objective by investing all of its assets in LifePath Index Retirement Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the LifePath Index Portfolio. As of September 30, 2012, the value of the investment and the percentage owned by the LifePath Index Portfolio of the Master Portfolio was $189,524,293 and 100.0%, respectively.

The LifePath Index Portfolio records its investment in the Master Portfolio at fair value. The LifePath Index Portfolio’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Master Portfolio.

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the LifePath Index Portfolio has the ability to access

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Index Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

As of September 30, 2012, the LifePath Index Portfolio’s investment in the Master Portfolio was classified as Level 2. There were no transfers between levels during the period ended September 30, 2012.

Schedule of Investments September 30, 2012 (Unaudited)	LifePath Index 2020 Portfolio of BlackRock Funds III
(Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Index 2020 Master Portfolio of Master Investment Portfolio	$259,804,237
Total Investments (Cost - $245,451,374) - 100.0%	259,804,237
Liabilities in Excess of Other Assets - (0.0)%	(34,105)

Net Assets - 100.0%	$259,770,132

LifePath Index 2020 Portfolio (the “LifePath Index Portfolio”) seeks to achieve its investment objective by investing all of its assets in LifePath Index 2020 Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the LifePath Index Portfolio. As of September 30, 2012, the value of the investment and the percentage owned by the LifePath Index Portfolio of the Master Portfolio was $259,804,237 and 100.0%, respectively.

The LifePath Index Portfolio records its investment in the Master Portfolio at fair value. The LifePath Index Portfolio’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Master Portfolio.

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the LifePath Index Portfolio has the ability to access

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Index Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

As of September 30, 2012, the LifePath Index Portfolio’s investment in the Master Portfolio was classified as Level 2. There were no transfers between levels during the period ended September 30, 2012.

Schedule of Investments September 30, 2012 (Unaudited)	LifePath Index 2025 Portfolio of BlackRock Funds III
(Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Index 2025 Master Portfolio of Master Investment Portfolio	$102,958,198
Total Investments (Cost - $96,691,265) - 100.0%	102,958,198
Liabilities in Excess of Other Assets - (0.0)%	(5,537)

Net Assets - 100.0%	$102,952,661

LifePath Index 2025 Portfolio (the “LifePath Index Portfolio”) seeks to achieve its investment objective by investing all of its assets in LifePath Index 2025 Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the LifePath Index Portfolio. As of September 30, 2012, the value of the investment and the percentage owned by the LifePath Index Portfolio of the Master Portfolio was $102,958,198 and 100.0%, respectively.

The LifePath Index Portfolio records its investment in the Master Portfolio at fair value. The LifePath Index Portfolio’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Master Portfolio.

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the LifePath Index Portfolio has the ability to access

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Index Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

As of September 30, 2012, the LifePath Index Portfolio’s investment in the Master Portfolio was classified as Level 2. There were no transfers between levels during the period ended September 30, 2012.

Schedule of Investments September 30, 2012 (Unaudited)	LifePath Index 2030 Portfolio of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Index 2030 Master Portfolio of Master Investment Portfolio	$187,381,447
Total Investments (Cost - $175,323,278) - 100.0%	187,381,447
Liabilities in Excess of Other Assets - (0.0)%	(29,675)

Net Assets - 100.0%	$187,351,772

LifePath Index 2030 Portfolio (the “LifePath Index Portfolio”) seeks to achieve its investment objective by investing all of its assets in LifePath Index 2030 Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the LifePath Index Portfolio. As of September 30, 2012, the value of the investment and the percentage owned by the LifePath Index Portfolio of the Master Portfolio was $187,381,447 and 100.0%, respectively.

The LifePath Index Portfolio records its investment in the Master Portfolio at fair value. The LifePath Index Portfolio’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Master Portfolio.

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the LifePath Index Portfolio has the ability to access

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Index Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

As of September 30, 2012, the LifePath Index Portfolio’s investment in the Master Portfolio was classified as Level 2. There were no transfers between levels during the period ended September 30, 2012.

Schedule of Investments September 30, 2012 (Unaudited)	LifePath Index 2035 Portfolio of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Index 2035 Master Portfolio of Master Investment Portfolio	$67,593,790
Total Investments (Cost - $62,852,768) - 100.0%	67,593,790
Liabilities in Excess of Other Assets - (0.0)%	(5,641)

Net Assets - 100.0%	$67,588,149

LifePath Index 2035 Portfolio (the “LifePath Index Portfolio”) seeks to achieve its investment objective by investing all of its assets in LifePath Index 2035 Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the LifePath Index Portfolio. As of September 30, 2012, the value of the investment and the percentage owned by the LifePath Index Portfolio of the Master Portfolio was $67,593,790 and 100.0%, respectively.

The LifePath Index Portfolio records its investment in the Master Portfolio at fair value. The LifePath Index Portfolio’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Master Portfolio.

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the LifePath Index Portfolio has the ability to access

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Index Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

As of September 30, 2012, the LifePath Index Portfolio’s investment in the Master Portfolio was classified as Level 2. There were no transfers between levels during the period ended September 30, 2012.

Schedule of Investments September 30, 2012 (Unaudited)	LifePath Index 2040 Portfolio of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Index 2040 Master Portfolio of Master Investment Portfolio	$93,647,053
Total Investments (Cost - $87,111,646) - 100.0%	93,647,053
Liabilities in Excess of Other Assets - (0.0)%	(25,526)

Net Assets - 100.0%	$93,621,527

LifePath Index 2040 Portfolio (the “LifePath Index Portfolio”) seeks to achieve its investment objective by investing all of its assets in LifePath Index 2040 Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the LifePath Index Portfolio. As of September 30, 2012, the value of the investment and the percentage owned by the LifePath Index Portfolio of the Master Portfolio was $93,647,053 and 100.0%, respectively.

The LifePath Index Portfolio records its investment in the Master Portfolio at fair value. The LifePath Index Portfolio’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Master Portfolio.

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the LifePath Index Portfolio has the ability to access

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Index Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

As of September 30, 2012, the LifePath Index Portfolio’s investment in the Master Portfolio was classified as Level 2. There were no transfers between levels during the period ended September 30, 2012.

Schedule of Investments September 30, 2012 (Unaudited)	LifePath Index 2045 Portfolio of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Index 2045 Master Portfolio of Master Investment Portfolio	$25,505,037
Total Investments (Cost - $23,714,952) - 100.0%	25,505,037
Liabilities in Excess of Other Assets - (0.0)%	(6,462)

Net Assets - 100.0%	$25,498,575

LifePath Index 2045 Portfolio (the “LifePath Index Portfolio”) seeks to achieve its investment objective by investing all of its assets in LifePath Index 2045 Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the LifePath Index Portfolio. As of September 30, 2012, the value of the investment and the percentage owned by the LifePath Index Portfolio of the Master Portfolio was $25,505,037 and 100.0%, respectively.

The LifePath Index Portfolio records its investment in the Master Portfolio at fair value. The LifePath Index Portfolio’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Master Portfolio.

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the LifePath Index Portfolio has the ability to access

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Index Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

As of September 30, 2012, the LifePath Index Portfolio’s investment in the Master Portfolio was classified as Level 2. There were no transfers between levels during the period ended September 30, 2012.

Schedule of Investments September 30, 2012 (Unaudited)	LifePath Index 2050 Portfolio of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Index 2050 Master Portfolio of Master Investment Portfolio	$20,370,375
Total Investments (Cost - $18,940,806) - 100.0%	20,370,375
Liabilities in Excess of Other Assets - (0.0)%	(6,636)

Net Assets - 100.0%	$20,363,739

LifePath Index 2050 Portfolio (the “LifePath Index Portfolio”) seeks to achieve its investment objective by investing all of its assets in LifePath Index 2050 Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the LifePath Index Portfolio. As of September 30, 2012, the value of the investment and the percentage owned by the LifePath Index Portfolio of the Master Portfolio was $20,370,375 and 100.0%, respectively.

The LifePath Index Portfolio records its investment in the Master Portfolio at fair value. The LifePath Index Portfolio’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Master Portfolio.

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the LifePath Index Portfolio has the ability to access

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Index Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

As of September 30, 2012, the LifePath Index Portfolio’s investment in the Master Portfolio was classified as Level 2. There were no transfers between levels during the period ended September 30, 2012.

Schedule of Investments September 30, 2012 (Unaudited)	LifePath Index 2055 Portfolio of BlackRock Funds III
(Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Index 2055 Master Portfolio of Master Investment Portfolio	$3,613,180
Total Investments (Cost - $3,459,846) - 100.6%	3,613,180
Liabilities in Excess of Other Assets - (0.6)%	(19,915)

Net Assets - 100.0%	$3,593,265

LifePath Index 2055 Portfolio (the “LifePath Index Portfolio”) seeks to achieve its investment objective by investing all of its assets in LifePath Index 2055 Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the LifePath Index Portfolio. As of September 30, 2012, the value of the investment and the percentage owned by the LifePath Index Portfolio of the Master Portfolio was $3,613,180 and 99.7%, respectively.

The LifePath Index Portfolio records its investment in the Master Portfolio at fair value. The LifePath Index Portfolio’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Master Portfolio.

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the LifePath Index Portfolio has the ability to access

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Index Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

As of September 30, 2012, the LifePath Index Portfolio’s investment in the Master Portfolio was classified as Level 2. There were no transfers between levels during the period ended September 30, 2012.

Schedule of Investments September 30, 2012 (Unaudited)	BlackRock Cash Funds: Institutional of BlackRock Funds III
(Percentages shown are based on Net Assets)

Mutual Fund	Value
Money Market Master Portfolio of Master Investment Portfolio	$35,380,718,698
Total Investments (Cost - $35,380,718,698) - 100.0%	35,380,718,698
Liabilities in Excess of Other Assets - (0.0)%	(4,904,281)

Net Assets - 100.0%	$35,375,814,417

BlackRock Cash Funds: Institutional (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Money Market Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of September 30, 2012, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $35,380,718,698 and 98.4%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Master Portfolio.

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

As of September 30, 2012, the Fund’s investment in the Master Portfolio was classified as Level 2. There were no transfers between levels during the period ended September 30, 2012.

Schedule of Investments September 30, 2012 (Unaudited)	BlackRock Cash Funds: Prime of BlackRock Funds III
(Percentages shown are based on Net Assets)

Mutual Fund	Value
Prime Money Market Master Portfolio of Master Investment Portfolio	$11,178,879,769
Total Investments (Cost - $11,178,879,769) - 100.0%	11,178,879,769
Liabilities in Excess of Other Assets - (0.0)%	(1,826,196)

Net Assets - 100.0%	$11,177,053,573

BlackRock Cash Funds: Prime (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Prime Money Market Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of September 30, 2012, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $11,178,879,769 and 87.7%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Master Portfolio.

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

As of September 30, 2012, the Fund’s investment in the Master Portfolio was classified as Level 2. There were no transfers between levels during the period ended September 30, 2012.

Schedule of Investments September 30, 2012 (Unaudited)	BlackRock Cash Funds: Government of BlackRock Funds III
(Percentages shown are based on Net Assets)

Mutual Fund	Value
Government Money Market Master Portfolio of Master Investment Portfolio	$10,045,367
Total Investments (Cost - $10,045,367) - 100.0%	10,045,367
Liabilities in Excess of Other Assets - (0.0)%	(10,128)

Net Assets - 100.0%	$10,035,239

BlackRock Cash Funds: Government (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Government Money Market Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of September 30, 2012, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $10,045,367 and 100.0%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Master Portfolio.

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

As of September 30, 2012, the Fund’s investment in the Master Portfolio was classified as Level 2. There were no transfers between levels during the period ended September 30, 2012.

Schedule of Investments September 30, 2012 (Unaudited)	BlackRock Cash Funds: Treasury of BlackRock Funds III
(Percentages shown are based on Net Assets)

Mutual Fund	Value
Treasury Money Market Master Portfolio of Master Investment Portfolio	$1,765,440,858
Total Investments (Cost - $1,765,440,858) - 100.0%	1,765,440,858
Liabilities in Excess of Other Assets - (0.0)%	(124,610)

Net Assets - 100.0%	$1,765,316,248

BlackRock Cash Funds: Treasury (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Treasury Money Market Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of September 30, 2012, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $1,765,440,858 and 68.9%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Master Portfolio.

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

As of September 30, 2012, the Fund’s investment in the Master Portfolio was classified as Level 2. There were no transfers between levels during the period ended September 30, 2012.

Schedule of Investments September 30, 2012 (Unaudited)
Russell 1000 Index Master Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Aerospace & Defense - 2.1%
Alliant Techsystems, Inc.	852	$42,694
BE Aerospace, Inc. (a)	2,519	106,050
The Boeing Co.	19,180	1,335,311
Engility Holdings, Inc. (a)(b)	402	7,417
Exelis, Inc.	4,690	48,495
General Dynamics Corp.	8,133	537,754
Honeywell International, Inc.	19,952	1,192,132
Huntington Ingalls Industries, Inc. (a)	1,257	52,857
L-3 Communications Holdings, Inc.	2,481	177,912
Lockheed Martin Corp.	6,674	623,218
Northrop Grumman Corp.	6,438	427,676
Precision Castparts Corp.	3,720	607,625
Raytheon Co.	8,533	487,746
Rockwell Collins, Inc.	3,729	200,023
Spirit Aerosystems Holdings, Inc., Class A (a)	3,058	67,918
Textron, Inc. (b)	7,134	186,697
TransDigm Group, Inc. (a)	1,302	184,715
Triumph Group, Inc.	1,279	79,976
United Technologies Corp.	23,337	1,827,054

		8,193,270

Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc.	4,174	244,387
Expeditors International of Washington, Inc.	5,461	198,562
FedEx Corp.	8,074	683,222
United Parcel Service, Inc., Class B	18,549	1,327,552
UTi Worldwide, Inc.	2,634	35,480

		2,489,203

Airlines - 0.2%
Copa Holdings SA	852	69,242
Delta Air Lines, Inc. (a)	21,845	200,100
Southwest Airlines Co.	19,539	171,357
United Continental Holdings, Inc. (a)(b)	8,465	165,068

		605,767

Auto Components - 0.4%
Allison Transmission Holdings, Inc. (b)	649	13,058
BorgWarner, Inc. (a)(b)	2,945	203,529
Delphi Automotive Plc (a)	8,418	260,958
Gentex Corp. (b)	3,624	61,644
The Goodyear Tire & Rubber Co. (a)	6,325	77,102
Johnson Controls, Inc.	17,413	477,116
Lear Corp.	2,551	96,402
TRW Automotive Holdings Corp. (a)	2,592	113,297
Visteon Corp. (a)	1,361	60,510

		1,363,616

Automobiles - 0.4%
Ford Motor Co. (b)	96,057	947,122
General Motors Co. (a)	19,601	445,923
Harley-Davidson, Inc.	5,939	251,635
Tesla Motors, Inc. (a)(b)	1,688	49,425
Thor Industries, Inc. (b)	1,092	39,661

		1,733,766

Beverages - 2.1%
Beam, Inc.	4,046	232,807

Schedule of Investments (continued)
Russell 1000 Index Master Portfolio
(Percentages shown are based on Net Assets)

Brown-Forman Corp., Class B	3,843	250,756
The Coca-Cola Co.	99,486	3,773,504
Coca-Cola Enterprises, Inc.	7,701	240,810
Constellation Brands, Inc. (a)	3,936	127,330
Dr Pepper Snapple Group, Inc. (b)	5,437	242,110
Molson Coors Brewing Co., Class B	3,288	148,124
Monster Beverage Corp. (a)	3,706	200,717
PepsiCo Inc.	40,051	2,834,409

		8,050,567

Biotechnology - 1.7%
Alexion Pharmaceuticals, Inc. (a)	4,917	562,505
Amgen, Inc.	19,915	1,679,233
Ariad Pharmaceuticals, Inc. (a)	4,255	103,077
Biogen Idec, Inc. (a)	6,133	915,228
BioMarin Pharmaceutical, Inc. (a)	3,110	125,240
Celgene Corp. (a)	11,278	861,639
Gilead Sciences, Inc. (a)	19,392	1,286,271
Incyte Corp. Ltd. (a)	2,491	44,962
Medivation, Inc. (a)	1,870	105,393
Myriad Genetics, Inc. (a)	2,160	58,298
Onyx Pharmaceuticals, Inc. (a)	1,642	138,749
Regeneron Pharmaceuticals, Inc. (a)	1,980	302,267
United Therapeutics Corp. (a)	1,283	71,694
Vertex Pharmaceuticals, Inc. (a)	5,407	302,522

		6,557,078

Building Products - 0.1%
Armstrong World Industries, Inc. (b)	517	23,973
Fortune Brands Home & Security, Inc. (a)	4,112	111,065
Lennox International, Inc.	1,316	63,642
Masco Corp. (b)	9,089	136,790
Owens Corning (a)	3,126	104,596

		440,066

Capital Markets - 1.8%
Affiliated Managers Group, Inc. (a)	1,316	161,868
American Capital Ltd. (a)	8,547	96,923
Ameriprise Financial, Inc.	5,599	317,407
Ares Capital Corp.	6,339	108,651
The Bank of New York Mellon Corp.	30,537	690,747
BlackRock, Inc. (c)	3,260	581,258
The Charles Schwab Corp.	27,500	351,725
E*TRADE Financial Corp. (a)	7,304	64,348
Eaton Vance Corp. (b)	2,973	86,098
Federated Investors, Inc., Class B (b)	2,325	48,104
Franklin Resources, Inc.	3,563	445,624
The Goldman Sachs Group, Inc.	12,595	1,431,800
Invesco Ltd.	11,487	287,060
Janus Capital Group, Inc.	4,841	45,699
Jefferies Group, Inc. (b)	3,652	49,996
Lazard Ltd, Class A (b)	2,912	85,118
Legg Mason, Inc.	3,630	89,588
LPL Financial Holdings, Inc.	1,302	37,159
Morgan Stanley	39,445	660,309
Northern Trust Corp.	5,529	256,629
Raymond James Financial, Inc. (b)	2,924	107,165
SEI Investments Co.	3,544	76,019
State Street Corp.	12,508	524,836
T Rowe Price Group, Inc.	6,530	413,349
TD Ameritrade Holding Corp. (b)	5,985	91,989
Waddell & Reed Financial, Inc.	2,184	71,570

		7,181,039

Schedule of Investments (continued)
Russell 1000 Index Master Portfolio
(Percentages shown are based on Net Assets)

Chemicals - 2.3%
Air Products & Chemicals, Inc.	5,412	447,572
Airgas, Inc.	1,760	144,848
Albemarle Corp.	2,297	121,006
Ashland, Inc.	2,013	144,131
Cabot Corp.	1,607	58,768
Celanese Corp.	4,003	151,754
CF Industries Holdings, Inc.	1,680	373,363
Cytec Industries, Inc.	1,159	75,938
The Dow Chemical Co.	30,607	886,379
E.I. du Pont de Nemours & Co.	23,994	1,206,178
Eastman Chemical Co.	3,922	223,593
Ecolab, Inc.	6,656	431,375
FMC Corp.	3,526	195,270
Huntsman Corp.	4,831	72,127
International Flavors & Fragrances, Inc.	2,063	122,914
Intrepid Potash, Inc. (a)	1,377	29,578
Kronos Worldwide, Inc. (b)	538	8,038
LyondellBasell Industries NV, Class A	8,222	424,749
Monsanto Co.	13,659	1,243,242
The Mosaic Co.	7,591	437,318
NewMarket Corp. (b)	225	55,458
PPG Industries, Inc.	3,898	447,646
Praxair, Inc.	7,647	794,370
Rockwood Holdings, Inc.	1,769	82,435
RPM International, Inc.	3,384	96,579
The Sherwin-Williams Co.	2,224	331,176
Sigma-Aldrich Corp. (b)	3,105	223,467
The Scotts Miracle-Gro Co., Class A	1,081	46,991
Valspar Corp.	2,370	132,957
Westlake Chemical Corp. (b)	520	37,991
WR Grace & Co. (a)	1,913	113,020

		9,160,231

Commercial Banks - 2.7%
Associated Banc-Corp.	4,416	58,159
Bank of Hawaii Corp. (b)	1,180	53,832
BankUnited, Inc. (b)	919	22,617
BB&T Corp.	17,886	593,100
BOK Financial Corp.	663	39,183
CapitalSource, Inc.	6,026	45,677
CIT Group, Inc. (a)	5,160	203,252
City National Corp.	1,178	60,679
Comerica, Inc.	5,024	155,995
Commerce Bancshares, Inc.	1,938	78,160
Cullen/Frost Bankers, Inc.	1,376	79,024
East West Bancorp, Inc. (b)	3,728	78,735
Fifth Third Bancorp	23,549	365,245
First Citizens Bancshares, Inc., Class A	134	21,829
First Horizon National Corp.	6,548	63,057
First Niagara Financial Group, Inc.	9,073	73,401
First Republic Bank	2,623	90,389
Fulton Financial Corp. (b)	5,083	50,118
Huntington Bancshares, Inc.	22,159	152,897
KeyCorp	24,484	213,990
M&T Bank Corp. (b)	3,242	308,509
PNC Financial Services Group, Inc. (c)	13,539	854,311
Popular, Inc. (a)	2,650	46,189
Regions Financial Corp.	36,217	261,125
Signature Bank/New York NY (a)	1,252	83,984
SunTrust Banks, Inc.	13,775	389,419
SVB Financial Group (a)	1,140	68,924

Schedule of Investments (continued)
Russell 1000 Index Master Portfolio
(Percentages shown are based on Net Assets)

Synovus Financial Corp. (b)	3,304	7,830
TCF Financial Corp.	4,124	49,241
U.S. Bancorp	48,505	1,663,721
Valley National Bancorp (b)	4,965	49,749
Wells Fargo & Co.	125,472	4,332,548
Zions BanCorp. (b)	4,739	97,884

		10,712,773

Commercial Services & Supplies - 0.6%
Avery Dennison Corp.	2,670	84,960
Cintas Corp. (b)	2,803	116,184
Clean Harbors, Inc. (a)	1,224	59,792
Copart, Inc. (a)	2,630	72,930
Corrections Corp. of America	2,576	86,167
Covanta Holding Corp.	2,817	48,340
Iron Mountain, Inc.	3,852	131,392
KAR Auction Services, Inc. (a)	711	14,035
Pitney Bowes, Inc. (b)	4,273	59,053
R.R. Donnelley & Sons Co. (b)	4,667	49,470
Republic Services, Inc.	7,789	214,275
Rollins, Inc.	1,643	38,430
Stericycle, Inc. (a)	2,166	196,066
Tyco International Ltd.	11,850	666,681
Waste Connections, Inc. (b)	3,180	96,195
Waste Management, Inc.	11,848	380,084

		2,314,054

Communications Equipment - 1.7%
Acme Packet, Inc. (a)(b)	1,548	26,471
Brocade Communications Systems, Inc. (a)	11,621	68,738
Cisco Systems, Inc.	137,182	2,618,804
EchoStar Corp. (a)	1,007	28,861
F5 Networks, Inc. (a)	2,040	213,588
Harris Corp.	2,896	148,333
JDS Uniphase Corp. (a)	5,841	72,341
Juniper Networks, Inc. (a)	13,588	232,491
Motorola Solutions, Inc.	7,476	377,912
Palo Alto Networks, Inc. (a)	183	11,267
Polycom, Inc. (a)	4,533	44,741
QUALCOMM, Inc.	43,901	2,743,373
Riverbed Technology, Inc. (a)	4,034	93,871

		6,680,791

Computers & Peripherals - 5.0%
Apple, Inc.	23,947	15,978,875
Dell, Inc.	37,739	372,107
Diebold, Inc.	1,604	54,071
EMC Corp. (a)	53,767	1,466,226
Fusion-io, Inc. (a)(b)	1,736	52,549
Hewlett-Packard Co.	50,628	863,714
Lexmark International, Inc., Class A (b)	1,846	41,073
NCR Corp. (a)	4,015	93,590
NetApp, Inc. (a)	9,296	305,652
SanDisk Corp. (a)	6,247	271,307
Western Digital Corp.	6,033	233,658

		19,732,822

Construction & Engineering - 0.2%
AECOM Technology Corp. (a)	2,855	60,412
Chicago Bridge & Iron Co. NV	2,494	94,997
Fluor Corp.	4,339	244,199
Jacobs Engineering Group, Inc. (a)	3,284	132,772
KBR, Inc.	3,809	113,584

Schedule of Investments (continued)
Russell 1000 Index Master Portfolio
(Percentages shown are based on Net Assets)

Quanta Services, Inc. (a)	5,319	131,379
The Shaw Group, Inc. (a)	1,676	73,107
URS Corp.	1,911	67,478

		917,928

Construction Materials - 0.1%
Martin Marietta Materials, Inc.	1,158	95,963
Vulcan Materials Co. (b)	3,320	157,036

		252,999

Consumer Finance - 0.8%
American Express Co.	25,640	1,457,890
Capital One Financial Corp.	14,859	847,112
Discover Financial Services	13,576	539,374
SLM Corp.	12,536	197,066

		3,041,442

Containers & Packaging - 0.3%
Aptargroup, Inc.	1,715	88,683
Ball Corp. (b)	3,990	168,817
Bemis Co., Inc.	2,655	83,553
Crown Holdings, Inc. (a)	3,825	140,569
Greif Inc, Class A	822	36,316
Owens-Illinois, Inc. (a)	4,252	79,767
Packaging Corp. of America	2,523	91,585
Rock-Tenn Co, Class A	1,799	129,852
Sealed Air Corp.	5,012	77,485
Silgan Holdings, Inc.	1,252	54,475
Sonoco Products Co.	2,550	79,024

		1,030,126

Distributors - 0.1%
Genuine Parts Co.	4,001	244,181
LKQ Corp. (a)	7,578	140,193

		384,374

Diversified Consumer Services - 0.1%
Apollo Group, Inc., Class A (a)(b)	2,500	72,625
DeVry, Inc. (b)	1,634	37,190
H&R Block, Inc.	7,336	127,133
ITT Educational Services, Inc. (a)(b)	607	19,563
Service Corp. International (b)	5,471	73,640
Weight Watchers International, Inc. (b)	685	36,168

		366,319

Diversified Financial Services - 2.6%
Bank of America Corp.	275,976	2,436,868
CBOE Holdings, Inc.	2,245	66,048
Citigroup, Inc.	75,088	2,456,879
CME Group, Inc.	8,507	487,451
Interactive Brokers Group, Inc., Class A	1,045	14,651
IntercontinentalExchange, Inc. (a)	1,867	249,077
JPMorgan Chase & Co.	97,487	3,946,274
Leucadia National Corp.	5,036	114,569
Moody’s Corp. (b)	5,038	222,528
MSCI, Inc. (a)	3,121	111,701
The NASDAQ OMX Group, Inc.	2,937	68,417
NYSE Euronext	6,472	159,535

		10,333,998

Schedule of Investments (continued)

Russell 1000 Index Master Portfolio
(Percentages shown are based on Net Assets)

Diversified Telecommunication Services - 2.6%
AT&T, Inc.	150,151	5,660,693
CenturyLink, Inc.	15,905	642,562
Frontier Communications Corp. (b)	25,643	125,651
Level 3 Communications, Inc. (a)	4,130	94,866
tw telecom, Inc. (a)	3,881	101,177
Verizon Communications, Inc.	72,756	3,315,491
Windstream Corp. (b)	15,055	152,206

		10,092,646

Electric Utilities - 1.9%
American Electric Power Co., Inc.	12,399	544,812
Duke Energy Corp.	18,022	1,167,826
Edison International	8,339	381,009
Entergy Corp.	4,538	314,483
Exelon Corp.	21,825	776,534
FirstEnergy Corp.	10,706	472,135
Great Plains Energy, Inc.	3,517	78,288
Hawaiian Electric Industries, Inc.	2,431	63,960
ITC Holdings Corp. (b)	1,325	100,144
N.V. Energy, Inc.	6,046	108,888
NextEra Energy, Inc. (b)	10,678	750,984
Northeast Utilities	8,035	307,178
OGE Energy Corp.	2,533	140,480
Pepco Holdings, Inc. (b)	5,816	109,922
Pinnacle West Capital Corp.	2,801	147,893
PPL Corp.	14,847	431,305
Southern Co.	22,243	1,025,180
Westar Energy, Inc.	3,252	96,454
Xcel Energy, Inc.	12,466	345,433

		7,362,908

Electrical Equipment - 0.6%
AMETEK, Inc.	6,194	219,577
The Babcock & Wilcox Co. (a)	3,053	77,760
Cooper Industries Plc, Class A	4,076	305,945
Emerson Electric Co.	18,784	906,704
General Cable Corp. (a)(b)	1,304	38,311
GrafTech International Ltd. (a)	3,144	28,265
Hubbell, Inc. Class B	1,507	121,675
Polypore International, Inc. (a)(b)	1,213	42,880
Regal-Beloit Corp. (b)	1,005	70,832
Rockwell Automation, Inc.	3,661	254,622
Roper Industries, Inc. (b)	2,499	274,615

		2,341,186

Electronic Equipment, Instruments & Components - 0.4%
Amphenol Corp., Class A	4,156	244,705
Arrow Electronics, Inc. (a)	2,876	96,950
Avnet, Inc. (a)	3,692	107,400
AVX Corp.	1,187	11,383
Corning, Inc.	38,850	510,878
Dolby Laboratories, Inc., Class A (a)	1,264	41,396
FLIR Systems, Inc.	3,974	79,381
Ingram Micro, Inc., Class A (a)	3,941	60,021
IPG Photonics Corp. (a)(b)	839	48,075
Itron, Inc. (a)	996	42,977
Jabil Circuit, Inc.	4,755	89,014
Molex, Inc.	3,519	92,479
National Instruments Corp. (b)	2,393	60,232

Schedule of Investments (continued)

Russell 1000 Index Master Portfolio

(Percentages shown are based on Net Assets)

Tech Data Corp. (a)	1,020	46,206
Trimble Navigation Ltd. (a)	3,205	152,750
Vishay Intertechnology, Inc. (a)	3,454	33,953

		1,717,800

Energy Equipment & Services - 1.7%
Atwood Oceanics, Inc. (a)	1,439	65,403
Baker Hughes, Inc.	11,225	507,707
Cameron International Corp. (a)	6,304	353,465
CARBO Ceramics, Inc. (b)	496	31,208
Diamond Offshore Drilling, Inc. (b)	1,759	115,760
Dresser-Rand Group, Inc. (a)	1,915	105,536
FMC Technologies, Inc. (a)	6,128	283,726
Halliburton Co.	23,633	796,196
Helmerich & Payne, Inc.	2,452	116,740
McDermott International, Inc. (a)	6,085	74,359
Nabors Industries Ltd. (a)	7,433	104,285
National Oilwell Varco, Inc.	10,912	874,160
Oceaneering International, Inc.	2,774	153,264
Oil States International, Inc. (a)	1,399	111,165
Patterson-UTI Energy, Inc. (b)	3,929	62,235
Rowan Cos. Plc, Class A (a)	3,178	107,321
RPC, Inc.	1,582	18,810
Schlumberger Ltd.	34,150	2,470,069
SEACOR Holdings, Inc. (a)	541	45,098
Superior Energy Services, Inc. (a)	4,010	82,285
Tidewater, Inc.	1,297	62,943
Unit Corp. (a)	1,216	50,464

		6,592,199

Food & Staples Retailing - 2.1%
Costco Wholesale Corp.	11,093	1,110,687
CVS Caremark Corp.	32,816	1,588,951
The Fresh Market, Inc. (a)	708	42,466
The Kroger Co.	14,362	338,081
Safeway, Inc. (b)	6,144	98,857
Sysco Corp. (b)	14,995	468,894
Wal-Mart Stores, Inc.	43,282	3,194,211
Walgreen Co.	22,089	804,923
Whole Foods Market, Inc.	4,698	457,585

		8,104,655

Food Products - 1.6%
Archer Daniels Midland Co.	16,857	458,173
Bunge Ltd.	3,745	251,102
Campbell Soup Co. (b)	4,469	155,611
ConAgra Foods, Inc.	10,645	293,695
Dean Foods Co. (a)	4,672	76,387
Flowers Foods, Inc.	2,839	57,291
General Mills, Inc.	16,572	660,394
Green Mountain Coffee Roasters, Inc. (a)(b)	3,537	84,004
H.J. Heinz Co. (b)	8,189	458,174
The Hershey Co.	3,848	272,785
Hillshire Brands Co.	3,060	81,947
Hormel Foods Corp. (b)	3,465	101,317
Ingredion, Inc.	1,967	108,500
The J.M. Smucker Co.	2,874	248,112
Kellogg Co.	6,189	319,724
Kraft Foods, Inc., Class A	45,402	1,877,373
McCormick & Co., Inc.	3,407	211,370
Mead Johnson Nutrition Co.	5,218	382,375
Ralcorp Holdings, Inc. (a)	1,420	103,660
Smithfield Foods, Inc. (a)	3,941	77,441
Tyson Foods, Inc., Class A	7,397	118,500

		6,397,935

Schedule of Investments (continued)

Russell 1000 Index Master Portfolio

(Percentages shown are based on Net Assets)

Gas Utilities - 0.2%
AGL Resources, Inc.	2,986	122,157
Atmos Energy Corp.	2,319	82,997
National Fuel Gas Co. (b)	1,863	100,677
ONEOK, Inc.	5,332	257,589
Questar Corp.	4,506	91,607
UGI Corp.	2,890	91,757

		746,784

Health Care Equipment & Supplies - 1.7%
Alere, Inc. (a)	2,079	40,520
Baxter International, Inc.	14,097	849,485
Becton Dickinson & Co. (b)	5,188	407,569
Boston Scientific Corp. (a)	36,733	210,847
C.R. Bard, Inc.	2,155	225,521
CareFusion Corp. (a)	5,684	161,369
The Cooper Cos., Inc.	1,207	114,013
Covidien Plc	12,348	733,718
DENTSPLY International, Inc.	3,644	138,982
Edwards Lifesciences Corp. (a)	2,937	315,346
Hill-Rom Holdings, Inc.	1,597	46,409
Hologic, Inc. (a)	6,734	136,296
IDEXX Laboratories, Inc. (a)	1,416	140,680
Intuitive Surgical, Inc. (a)	1,016	503,560
Medtronic, Inc.	26,558	1,145,181
ResMed, Inc. (b)	3,634	147,068
Sirona Dental Systems, Inc. (a)	1,403	79,915
St. Jude Medical, Inc.	8,034	338,472
Stryker Corp.	7,928	441,273
Teleflex, Inc.	1,030	70,905
Thoratec Corp. (a)	1,483	51,312
Varian Medical Systems, Inc. (a)	2,841	171,369
Zimmer Holdings, Inc.	4,513	305,169

		6,774,979

Health Care Providers & Services - 2.0%
Aetna, Inc.	8,892	352,123
AMERIGROUP Corp. (a)	1,235	112,916
AmerisourceBergen Corp.	6,489	251,189
Brookdale Senior Living, Inc. (a)	2,503	58,120
Cardinal Health, Inc.	8,860	345,274
Catamaran Corp. (a)	2,625	257,171
Cigna Corp.	7,381	348,162
Community Health Systems, Inc. (a)	2,291	66,760
Coventry Health Care, Inc.	3,636	151,585
DaVita, Inc. (a)	2,412	249,907
Express Scripts Holding Co. (a)	20,625	1,292,569
HCA Holdings, Inc.	4,199	139,617
Health Management Associates, Inc. (a)	6,583	55,231
Health Net, Inc. (a)	2,136	48,081
Henry Schein, Inc. (a)	2,288	181,370
Humana, Inc.	4,182	293,367
Laboratory Corp. of America Holdings (a)	2,486	229,880
LifePoint Hospitals, Inc. (a)	1,245	53,261
McKesson Corp.	6,026	518,417
MEDNAX, Inc. (a)	1,258	93,658
Omnicare, Inc.	2,860	97,154
Patterson Cos., Inc. (b)	2,401	82,210
Quest Diagnostics Inc. (b)	4,070	258,160
Tenet Healthcare Corp. (a)	10,565	66,243
UnitedHealth Group, Inc.	26,566	1,472,022

Schedule of Investments (continued)
Russell 1000 Index Master Portfolio
(Percentages shown are based on Net Assets)

Universal Health Services, Inc.	2,265	103,579
VCA Antech, Inc. (a)	2,225	43,899
WellPoint, Inc.	8,469	491,287

		7,713,212

Health Care Technology - 0.1%
Allscripts Healthcare Solutions, Inc. (a)	4,833	60,074
Cerner Corp. (a)	3,715	287,578

		347,652

Hotels, Restaurants & Leisure - 1.9%
Bally Technologies, Inc. (a)	1,103	54,477
Brinker International, Inc.	1,908	67,352
Carnival Corp.	10,638	387,649
Chipotle Mexican Grill, Inc. (a)	813	258,160
Choice Hotels International, Inc. (b)	703	22,489
Darden Restaurants, Inc.	3,275	182,581
Dunkin’ Brands Group, Inc.	2,038	59,499
Hyatt Hotels Corp, Class A (a)	1,164	46,735
International Game Technology	7,558	98,934
Las Vegas Sands Corp.	10,172	471,676
Marriott International, Inc., Class A (b)	6,520	254,932
McDonald’s Corp.	26,024	2,387,702
MGM Resorts International (a)	10,228	109,951
Panera Bread Co., Class A (a)	725	123,895
Penn National Gaming, Inc. (a)	1,666	71,805
Royal Caribbean Cruises Ltd. (b)	3,890	117,517
Starbucks Corp.	19,421	985,616
Starwood Hotels & Resorts Worldwide, Inc.	5,065	293,567
The Wendy’s Co.	7,336	33,379
Wyndham Worldwide Corp.	3,714	194,911
Wynn Resorts Ltd.	2,047	236,306
Yum! Brands, Inc.	11,792	782,281

		7,241,414

Household Durables - 0.4%
D.R. Horton, Inc. (b)	7,074	146,007
Garmin Ltd. (b)	2,794	116,622
Harman International Industries, Inc.	1,815	83,780
Jarden Corp. (b)	2,054	108,533
Leggett & Platt, Inc. (b)	3,612	90,481
Lennar Corp., Class A (b)	4,118	143,183
Mohawk Industries, Inc. (a)	1,463	117,069
Newell Rubbermaid, Inc.	7,379	140,865
NVR, Inc. (a)	131	110,630
PulteGroup, Inc. (a)	8,753	135,672
Tempur-Pedic International, Inc. (a)	1,636	48,900
Toll Brothers, Inc. (a)	3,682	122,353
Tupperware Brands Corp.	1,443	77,330
Whirlpool Corp. (b)	1,966	163,001

		1,604,426

Household Products - 1.9%
Church & Dwight Co., Inc. (b)	3,535	190,855
The Clorox Co.	3,338	240,503
Colgate-Palmolive Co.	12,220	1,310,228
Energizer Holdings, Inc.	1,664	124,151
Kimberly-Clark Corp. (b)	10,039	861,146
The Procter & Gamble Co. (b)	70,173	4,867,199

		7,594,082

Schedule of Investments (continued)
Russell 1000 Index Master Portfolio
(Percentages shown are based on Net Assets)

Independent Power Producers & Energy Traders - 0.1%
The AES Corp. (a)	16,330	179,140
Calpine Corp. (a)	10,298	178,156
NRG Energy, Inc.	5,818	124,447

		481,743

Industrial Conglomerates - 2.2%
3M Co.	17,768	1,642,118
Carlisle Cos., Inc.	1,596	82,864
Danaher Corp.	14,864	819,750
General Electric Co.	271,345	6,162,245

		8,706,977

Insurance - 3.6%
ACE Ltd.	8,671	655,528
Aflac, Inc.	11,972	573,219
Alleghany Corp. (a)	434	149,704
Allied World Assurance Co. Holdings Ltd.	941	72,692
The Allstate Corp.	12,557	497,383
American Financial Group, Inc.	2,202	83,456
American International Group, Inc. (a)	16,505	541,199
American National Insurance Co.	198	14,222
Aon Plc	8,356	436,935
Arch Capital Group Ltd. (a)	3,479	145,005
Arthur J Gallagher & Co.	3,042	108,964
Aspen Insurance Holdings Ltd.	1,808	55,126
Assurant, Inc.	2,156	80,419
Assured Guaranty Ltd.	4,373	59,560
Axis Capital Holdings Ltd.	2,826	98,684
Berkshire Hathaway, Inc., Class B (a)	45,607	4,022,537
Brown & Brown, Inc.	3,017	78,653
The Chubb Corp.	6,910	527,095
Cincinnati Financial Corp.	3,743	141,822
CNA Financial Corp.	656	17,581
Endurance Specialty Holdings Ltd.	1,111	42,773
Erie Indemnity Co., Class A (b)	673	43,254
Everest Re Group Ltd.	1,354	144,824
Fidelity National Financial, Inc.	5,687	121,645
Genworth Financial, Inc., Class A (a)	12,488	65,312
The Hanover Insurance Group, Inc.	1,161	43,259
Hartford Financial Services Group, Inc.	11,325	220,158
HCC Insurance Holdings, Inc.	2,607	88,351
Kemper Corp.	1,274	39,125
Lincoln National Corp.	7,275	175,982
Loews Corp.	7,987	329,544
Markel Corp. (a)	247	113,247
Marsh & McLennan Cos., Inc.	13,984	474,477
MBIA, Inc. (a)	3,627	36,742
Mercury General Corp.	107	4,136
MetLife, Inc.	21,780	750,539
Old Republic International Corp.	6,545	60,868
PartnerRe Ltd.	1,643	122,042
Principal Financial Group, Inc.	7,712	207,761
ProAssurance Corp.	790	71,448
The Progressive Corp.	15,650	324,581
Protective Life Corp.	2,037	53,390
Prudential Financial, Inc.	11,959	651,885
Reinsurance Group of America, Inc.	1,893	109,548
RenaissanceRe Holdings Ltd.	1,334	102,771
StanCorp Financial Group, Inc. (b)	1,161	36,270
Torchmark Corp.	2,535	130,172

Schedule of Investments (continued)
Russell 1000 Index Master Portfolio
(Percentages shown are based on Net Assets)

The Travelers Cos., Inc.	9,960	679,870
Unum Group	7,328	140,844
Validus Holdings Ltd.	2,516	85,318
White Mountains Insurance Group Ltd.	151	77,514
WR Berkley Corp.	2,833	106,209
XL Group Plc	7,934	190,654

		14,204,297

Internet & Catalog Retail - 1.0%
Amazon.com, Inc. (a)	9,264	2,356,020
Expedia, Inc. (b)	2,232	129,099
Groupon, Inc. (a)	993	4,727
HomeAway, Inc. (a)	814	19,088
Liberty Interactive Corp. Series A (a)	14,327	265,050
Liberty Ventures, Series A (a)	702	34,847
NetFlix, Inc. (a)(b)	1,422	77,414
priceline.com, Inc. (a)	1,274	788,262
TripAdvisor, Inc. (a)(b)	2,213	72,874

		3,747,381

Internet Software & Services - 2.1%
Akamai Technologies, Inc. (a)	4,581	175,269
AOL, Inc. (a)	2,352	82,861
eBay, Inc. (a)	29,659	1,435,792
Equinix, Inc. (a)	1,233	254,060
Facebook, Inc. (a)	10,817	234,188
Google, Inc., Class A (a)	6,629	5,001,581
IAC/InterActiveCorp	2,007	104,484
LinkedIn Corp. (a)	1,577	189,871
Rackspace Hosting, Inc. (a)	2,776	183,466
VeriSign, Inc. (a)	4,021	195,782
Yahoo!, Inc. (a)	31,198	498,388

		8,355,742

IT Services - 3.6%
Accenture Plc, Class A	16,487	1,154,585
Alliance Data Systems Corp. (a)	1,282	181,980
Amdocs Ltd.	4,335	143,012
Automatic Data Processing, Inc.	12,522	734,541
Booz Allen Hamilton Holding Corp. (b)	576	7,978
Broadridge Financial Solutions, Inc.	3,148	73,443
Cognizant Technology Solutions Corp., Class A (a)	7,795	545,026
Computer Sciences Corp.	3,982	128,260
CoreLogic, Inc. (a)	2,750	72,957
DST Systems, Inc.	857	48,472
Fidelity National Information Services, Inc.	6,447	201,275
Fiserv, Inc. (a)	3,502	259,253
FleetCor Technologies, Inc. (a)	1,258	56,358
Gartner, Inc. (a)	2,379	109,648
Genpact Ltd.	3,195	53,293
Global Payments, Inc.	2,022	84,580
International Business Machines Corp.	27,915	5,790,967
Jack Henry & Associates, Inc.	2,248	85,199
Lender Processing Services, Inc.	2,149	59,936
MasterCard, Inc., Class A	2,776	1,253,308
NeuStar Inc, Class A (a)	1,684	67,411
Paychex, Inc.	8,308	276,573
SAIC, Inc.	7,310	88,012
Teradata Corp. (a)	4,321	325,847
Total System Services, Inc.	4,175	98,947
Vantiv Inc, Class A (a)	1,005	21,658
VeriFone Systems, Inc. (a)	2,780	77,423
Visa, Inc., Class A	13,381	1,796,801
The Western Union Co.	15,708	286,200

		14,082,943

Schedule of Investments (continued)
Russell 1000 Index Master Portfolio
(Percentages shown are based on Net Assets)

Leisure Equipment & Products - 0.1%
Hasbro, Inc. (b)	2,960	112,983
Mattel, Inc.	8,724	309,528
Polaris Industries, Inc. (b)	1,647	133,193

		555,704

Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc.	8,899	342,167
Bio-Rad Laboratories, Inc., Class A (a)	509	54,320
Bruker Corp. (a)	2,412	31,573
Charles River Laboratories International, Inc. (a)	1,247	49,381
Covance, Inc. (a)	1,400	65,366
Illumina, Inc. (a)	3,142	151,444
Life Technologies Corp. (a)	4,586	224,164
Mettler-Toledo International, Inc. (a)	800	136,592
PerkinElmer, Inc. (b)	2,933	86,436
QIAGEN NV (a)(b)	6,049	111,967
Techne Corp.	931	66,976
Thermo Fisher Scientific, Inc.	9,403	553,179
Waters Corp. (a)	2,262	188,492

		2,062,057

Machinery - 2.0%
AGCO Corp. (a)	2,476	117,560
Caterpillar, Inc.	16,708	1,437,556
CNH Global NV (a)	717	27,798
Colfax Corp. (a)	1,120	41,070
Crane Co.	1,236	49,353
Cummins, Inc.	4,919	453,581
Deere & Co. (b)	10,183	839,996
Donaldson Co., Inc.	3,790	131,551
Dover Corp.	4,708	280,079
Eaton Corp. (b)	8,644	408,515
Flowserve Corp. (b)	1,392	177,814
Gardner Denver, Inc.	1,293	78,110
Graco, Inc.	1,560	78,437
Harsco Corp.	2,066	42,415
IDEX Corp.	2,162	90,307
Illinois Tool Works, Inc. (b)	10,901	648,282
Ingersoll-Rand Plc	7,647	342,739
ITT Corp.	2,353	47,413
Joy Global, Inc.	2,712	152,035
Kennametal, Inc.	2,068	76,681
Lincoln Electric Holdings, Inc.	2,154	84,114
Navistar International Corp. (a)	1,601	33,765
Nordson Corp.	1,630	95,551
Oshkosh Corp. (a)	2,309	63,336
PACCAR, Inc.	9,130	365,428
Pall Corp. (b)	2,955	187,613
Parker Hannifin Corp.	3,868	323,287
Pentair, Inc.	2,539	113,011
Snap-on, Inc.	1,494	107,374
SPX Corp.	1,304	85,295
Stanley Black & Decker, Inc.	4,375	333,594
Terex Corp. (a)	2,861	64,601
The Manitowoc Co., Inc. (b)	3,393	45,263
Timken Co.	2,248	83,536
Toro Co.	1,519	60,426
Trinity Industries, Inc. (b)	2,018	60,479
Valmont Industries, Inc.	593	77,980
WABCO Holdings, Inc. (a)	1,655	95,444
Wabtec Corp.	1,242	99,720
Xylem, Inc.	4,725	118,834

		8,019,943

Schedule of Investments (continued)
Russell 1000 Index Master Portfolio
(Percentages shown are based on Net Assets)

Marine - 0.0%
Kirby Corp. (a)	1,445	79,880
Matson, Inc.	1,118	23,377

		103,257

Media - 3.6%
AMC Networks, Inc., Class A (a)	1,463	63,670
Cablevision Systems Corp., New York Group, Class A (b)	5,182	82,135
CBS Corp., Class B	16,593	602,824
Charter Communications, Inc. (a)	1,259	94,513
Cinemark Holdings, Inc.	2,947	66,101
Clear Channel Outdoor Holdings, Inc., Class A (b)	1,017	6,082
Comcast Corp, Class A	68,769	2,459,867
DIRECTV (a)	16,771	879,807
Discovery Communications, Inc., Class A (a)	6,526	389,145
DISH Network Corp.	5,220	159,784
DreamWorks Animation SKG, Inc. (a)(b)	1,752	33,691
Gannett Co., Inc. (b)	6,040	107,210
The Interpublic Group of Cos., Inc.	11,277	125,400
John Wiley & Sons, Inc., Class A (b)	1,193	54,818
Lamar Advertising Co. (a)	1,970	73,008
Liberty Global, Inc. (a)	6,715	407,936
Liberty Media Corp. - Liberty Capital (a)	2,783	289,905
Madison Square Garden, Inc. (a)	1,527	61,492
The McGraw-Hill Cos., Inc.	7,159	390,810
Morningstar, Inc. (b)	598	37,459
News Corp., Class A	53,637	1,315,716
Omnicom Group, Inc.	6,978	359,786
Pandora Media, Inc. (a)	2,616	28,645
Regal Entertainment Group (b)	2,134	30,025
Scripps Networks Interactive, Inc., Class A	2,162	132,379
Sirius XM Radio, Inc. (a)	97,539	253,602
Thomson Reuters Corp.	9,517	274,661
Time Warner Cable, Inc.	8,000	760,480
Time Warner, Inc.	24,579	1,114,166
Viacom, Inc., Class B	13,514	724,215
Virgin Media, Inc. (b)	7,138	210,143
The Walt Disney Co.	45,772	2,392,960
The Washington Post Co., Class B (b)	111	40,296

		14,022,731

Metals & Mining - 0.9%
Alcoa, Inc. (b)	27,370	242,224
Allegheny Technologies, Inc.	2,757	87,948
Allied Nevada Gold Corp. (a)(b)	2,317	90,502
Carpenter Technology Corp.	1,120	58,598
Cliffs Natural Resources, Inc. (b)	3,634	142,198
Commercial Metals Co.	2,983	39,376
Compass Minerals International, Inc. (b)	835	62,283
Freeport-McMoRan Copper & Gold, Inc.	24,302	961,873
Molycorp, Inc. (a)(b)	1,868	21,482
Newmont Mining Corp.	12,560	703,486
Nucor Corp.	8,120	310,671
Reliance Steel & Aluminum Co.	1,936	101,350
Royal Gold, Inc. (b)	1,499	149,690
Southern Copper Corp. (b)	4,169	143,247
Steel Dynamics, Inc.	5,517	61,956
Tahoe Resources, Inc. (a)	2,085	42,451
Titanium Metals Corp. (b)	2,097	26,904
United States Steel Corp. (b)	3,725	71,036
Walter Energy, Inc.	1,580	51,287

		3,368,562

Schedule of Investments (continued)
Russell 1000 Index Master Portfolio
(Percentages shown are based on Net Assets)

Multi-Utilities - 1.1%
Alliant Energy Corp.	2,858	124,008
Ameren Corp. (b)	6,237	203,763
Centerpoint Energy, Inc.	10,969	233,640
CMS Energy Corp.	6,671	157,102
Consolidated Edison, Inc.	7,498	449,055
Dominion Resources, Inc.	14,632	774,618
DTE Energy Co.	4,364	261,578
Integrys Energy Group, Inc.	1,994	104,087
MDU Resources Group, Inc.	4,843	106,740
NiSource, Inc.	7,231	184,246
PG&E Corp.	10,811	461,305
Public Service Enterprise Group, Inc.	12,949	416,699
SCANA Corp. (b)	3,000	144,810
Sempra Energy	6,168	397,774
TECO Energy, Inc. (b)	5,553	98,510
Vectren Corp.	2,075	59,345
Wisconsin Energy Corp.	5,919	222,969

		4,400,249

Multiline Retail - 0.8%
Big Lots, Inc. (a)	1,665	49,251
Dillard’s Inc, Class A	761	55,035
Dollar General Corp. (a)	4,740	244,300
Dollar Tree, Inc. (a)	6,070	293,029
Family Dollar Stores, Inc.	2,464	163,363
J.C. Penney Co., Inc. (b)	4,040	98,132
Kohl’s Corp. (b)	6,230	319,101
Macy’s, Inc.	10,612	399,223
Nordstrom, Inc.	4,039	222,872
Sears Holdings Corp. (a)	941	52,216
Target Corp.	16,931	1,074,611

		2,971,133

Office Electronics - 0.1%
Xerox Corp.	34,562	253,685
Zebra Technologies Corp., Class A (a)	1,325	49,741

		303,426

Oil, Gas & Consumable Fuels - 8.4%
Alpha Natural Resources, Inc. (a)(b)	5,691	37,390
Anadarko Petroleum Corp.	12,791	894,347
Apache Corp.	10,006	865,219
Cabot Oil & Gas Corp.	5,387	241,876
Cheniere Energy, Inc. (a)	5,514	85,743
Chesapeake Energy Corp. (b)	16,961	320,054
Chevron Corp.	50,519	5,888,495
Cimarex Energy Co.	2,182	127,756
Cobalt International Energy, Inc. (a)	4,687	104,379
Concho Resources, Inc. (a)	2,669	252,888
ConocoPhillips (b)	32,382	1,851,603
CONSOL Energy, Inc. (b)	5,791	174,020
Continental Resources, Inc. (a)	1,086	83,513
Denbury Resources, Inc. (a)	9,991	161,455
Devon Energy Corp.	10,353	626,356
Energen Corp.	1,861	97,535
EOG Resources, Inc.	6,902	773,369
EQT Corp.	3,350	197,650
EXCO Resources, Inc.	3,277	26,249
Exxon Mobil Corp.	119,758	10,951,869

Schedule of Investments (continued)
Russell 1000 Index Master Portfolio
(Percentages shown are based on Net Assets)

Golar LNG Ltd. (b)	1,121	43,259
Hess Corp. (b)	7,791	418,533
HollyFrontier Corp.	5,312	219,226
Kinder Morgan, Inc.	12,506	444,213
Kosmos Energy Ltd. (a)	1,794	20,434
Laredo Petroleum Holdings, Inc. (a)	497	10,924
Marathon Oil Corp. (b)	18,056	533,916
Marathon Petroleum Corp.	8,722	476,134
Murphy Oil Corp.	4,979	267,323
Newfield Exploration Co. (a)	3,458	108,305
Noble Energy, Inc.	4,550	421,830
Occidental Petroleum Corp.	20,769	1,787,380
Peabody Energy Corp. (b)	6,956	155,049
Phillips 66	16,009	742,337
Pioneer Natural Resources Co.	3,151	328,964
Plains Exploration & Production Co. (a)	3,281	122,939
QEP Resources, Inc.	4,540	143,736
Range Resources Corp. (b)	4,158	290,519
SandRidge Energy, Inc. (a)	12,365	86,184
SM Energy Co.	1,653	89,444
Southwestern Energy Co. (a)	8,946	311,142
Spectra Energy Corp.	16,709	490,576
Sunoco, Inc.	2,662	124,661
Teekay Corp.	933	29,110
Tesoro Corp.	3,595	150,631
Ultra Petroleum Corp. (a)(b)	3,867	84,997
Valero Energy Corp.	14,152	448,335
Whiting Petroleum Corp. (a)	2,994	141,856
The Williams Cos., Inc.	16,017	560,114
World Fuel Services Corp.	1,852	65,950
WPX Energy, Inc. (a)	5,023	83,332

		32,963,119

Paper & Forest Products - 0.2%
Domtar Corp.	912	71,400
International Paper Co.	11,194	406,566
MeadWestvaco Corp.	4,401	134,671

		612,637

Personal Products - 0.2%
Avon Products, Inc.	10,990	175,291
The Estee Lauder Cos., Inc., Class A	5,890	362,647
Herbalife Ltd.	2,987	141,584
Nu Skin Enterprises, Inc. (b)	1,459	56,653

		736,175

Pharmaceuticals - 5.3%
Abbott Laboratories	40,292	2,762,420
Allergan, Inc.	7,770	711,577
Bristol-Myers Squibb Co.	43,252	1,459,755
Eli Lilly & Co.	26,237	1,243,896
Endo Health Solutions, Inc. (a)	3,009	95,445
Forest Laboratories, Inc. (a)	6,817	242,753
Hospira, Inc. (a)	4,229	138,796
Johnson & Johnson (b)	70,333	4,846,647
Merck & Co., Inc.	77,892	3,512,929
Mylan, Inc. (a)	10,910	266,204
Perrigo Co.	2,396	278,343
Pfizer, Inc.	191,769	4,765,460
Salix Pharmaceuticals Ltd. (a)	1,460	61,816
Warner Chilcott Plc, Class A	4,221	56,984
Watson Pharmaceuticals, Inc. (a)	3,267	278,218

		20,721,243

Schedule of Investments (continued)
Russell 1000 Index Master Portfolio
(Percentages shown are based on Net Assets)

Professional Services - 0.2%
The Dun & Bradstreet Corp. (b)	1,230	97,933
Equifax, Inc.	3,085	143,699
IHS Inc, Class A (a)	1,296	126,165
Manpower, Inc.	2,070	76,176
Nielsen Holdings NV (a)	3,139	94,107
Robert Half International, Inc.	3,684	98,105
Towers Watson & Co., Class A	1,537	81,538
Verisk Analytics, Inc., Class A (a)	3,741	178,109

		895,832

Real Estate Investment Trusts (REITs) - 3.0%
Alexandria Real Estate Equities, Inc.	1,582	116,309
American Campus Communities, Inc.	2,352	103,206
American Capital Agency Corp.	8,752	302,732
American Tower Corp.	10,102	721,182
Annaly Capital Management, Inc. (b)	24,948	420,124
Apartment Investment & Management Co., Class A	3,687	95,825
AvalonBay Communities, Inc.	2,441	331,952
BioMed Realty Trust, Inc.	3,969	74,300
Boston Properties, Inc.	3,834	424,079
Brandywine Realty Trust	3,729	45,456
BRE Properties, Inc.	1,946	91,248
Camden Property Trust	2,060	132,849
CBL & Associates Properties, Inc.	3,816	81,433
Chimera Investment Corp.	25,891	70,165
CommonWealth REIT	2,181	31,755
Corporate Office Properties Trust	1,813	43,458
DDR Corp.	6,069	93,220
Digital Realty Trust, Inc. (b)	3,129	218,561
Douglas Emmett, Inc.	3,598	83,006
Duke Realty Corp.	6,858	100,813
Equity Lifestyle Properties, Inc.	1,064	72,480
Equity Residential	7,695	442,693
Essex Property Trust, Inc. (b)	905	134,157
Extra Space Storage, Inc.	2,671	88,811
Federal Realty Investment Trust (b)	1,628	171,428
General Growth Properties, Inc.	13,543	263,818
Hatteras Financial Corp.	2,520	71,039
HCP, Inc.	10,739	477,671
Health Care REIT, Inc.	6,633	383,056
Home Properties, Inc.	1,253	76,771
Hospitality Properties Trust	3,190	75,858
Host Hotels & Resorts, Inc.	18,424	295,705
Kilroy Realty Corp.	1,908	85,440
Kimco Realty Corp. (b)	10,455	211,923
Liberty Property Trust	2,671	96,797
Mack-Cali Realty Corp.	2,212	58,839
MFA Financial, Inc.	9,200	78,200
Mid-America Apartment Communities, Inc.	1,056	68,967
National Retail Properties, Inc. (b)	2,756	84,058
Piedmont Office Realty Trust, Inc. (b)	4,457	77,284
Plum Creek Timber Co., Inc.	4,113	180,314
Post Properties, Inc.	1,390	66,664
Prologis, Inc.	11,785	412,828
Public Storage	3,652	508,249
Rayonier, Inc.	3,135	153,646
Realty Income Corp. (b)	3,421	139,885
Regency Centers Corp.	2,305	112,323
Retail Properties of America, Inc. (b)	2,159	24,440
Senior Housing Properties Trust	4,530	98,663
Simon Property Group, Inc.	7,763	1,178,501

Schedule of Investments (continued)
Russell 1000 Index Master Portfolio
(Percentages shown are based on Net Assets)

SL Green Realty Corp.	2,281	182,640
Tanger Factory Outlet Centers	2,385	77,107
Taubman Centers, Inc.	1,481	113,637
The Macerich Co.	3,409	195,097
UDR, Inc.	6,303	156,440
Ventas, Inc.	7,399	460,588
Vornado Realty Trust	4,751	385,069
Weingarten Realty Investors (b)	3,122	87,759
Weyerhaeuser Co.	13,756	359,582

		11,790,100

Real Estate Management & Development - 0.1%
Alexander & Baldwin, Inc. (a)	1,118	33,015
CBRE Group, Inc., Class A (a)	8,401	154,662
Forest City Enterprises, Inc., Class A (a)	3,563	56,474
The Howard Hughes Corp. (a)	708	50,303
Jones Lang LaSalle, Inc.	1,119	85,436
The St Joe Co. (a)	1,703	33,208

		413,098

Road & Rail - 0.8%
Con-way, Inc.	1,423	38,947
CSX Corp.	26,603	552,012
Hertz Global Holdings, Inc. (a)	6,375	87,529
JB Hunt Transport Services, Inc.	2,315	120,473
Kansas City Southern	2,825	214,078
Landstar System, Inc. (b)	1,190	56,263
Norfolk Southern Corp.	8,340	530,674
Ryder System, Inc.	1,309	51,130
Union Pacific Corp.	12,194	1,447,428

		3,098,534

Semiconductors & Semiconductor Equipment - 2.0%
Advanced Micro Devices, Inc. (a)	16,209	54,624
Altera Corp.	8,267	280,954
Analog Devices, Inc.	7,644	299,568
Applied Materials, Inc.	32,806	366,279
Atmel Corp. (a)	11,211	58,970
Avago Technologies Ltd.	6,266	218,464
Broadcom Corp., Class A	14,105	487,751
Cree, Inc. (a)	2,995	76,462
Cypress Semiconductor Corp.	3,910	41,915
Fairchild Semiconductor International, Inc. (a)	3,259	42,758
Freescale Semiconductor Holdings I Ltd. (a)(b)	1,354	12,877
Intel Corp.	128,838	2,922,046
KLA-Tencor Corp.	4,302	205,227
Lam Research Corp. (a)	5,127	162,962
Linear Technology Corp.	5,859	186,609
LSI Corp. (a)	14,609	100,948
Marvell Technology Group Ltd.	11,910	108,977
Maxim Integrated Products, Inc.	7,513	199,996
Microchip Technology, Inc. (b)	4,928	161,343
Micron Technology, Inc. (a)	25,213	150,900
NVIDIA Corp. (a)	15,896	212,053
ON Semiconductor Corp. (a)	11,619	71,689
PMC - Sierra, Inc. (a)	6,013	33,913
Silicon Laboratories, Inc. (a)	1,087	39,958
Skyworks Solutions, Inc. (a)	4,890	115,233
Teradyne, Inc. (a)(b)	4,697	66,791
Texas Instruments, Inc.	29,300	807,215
Xilinx, Inc.	6,776	226,386

		7,712,868

Schedule of Investments (continued)
Russell 1000 Index Master Portfolio
(Percentages shown are based on Net Assets)

Software - 3.5%
Activision Blizzard, Inc.	10,781	121,610
Adobe Systems, Inc. (a)	12,699	412,210
ANSYS, Inc. (a)	2,384	174,986
Ariba, Inc. (a)	2,501	112,045
Autodesk, Inc. (a)	5,941	198,251
BMC Software, Inc. (a)	4,102	170,192
CA, Inc.	9,107	234,642
Cadence Design Systems, Inc. (a)	6,986	89,875
Citrix Systems, Inc. (a)	4,765	364,856
Compuware Corp. (a)	5,550	55,000
Concur Technologies, Inc. (a)	1,175	86,633
Electronic Arts, Inc. (a)	8,196	104,007
FactSet Research Systems, Inc. (b)	1,154	111,269
Fortinet, Inc. (a)	3,360	81,110
Informatica Corp. (a)	2,780	96,772
Intuit, Inc.	7,517	442,601
MICROS Systems, Inc. (a)	2,069	101,629
Microsoft Corp.	192,770	5,740,691
NetSuite, Inc. (a)(b)	810	51,678
Nuance Communications, Inc. (a)	6,197	154,243
Oracle Corp.	97,849	3,081,265
Red Hat, Inc. (a)	4,943	281,454
Rovi Corp. (a)	2,847	41,310
Salesforce.com, Inc. (a)	3,551	542,202
ServiceNow, Inc. (a)	373	14,428
SolarWinds, Inc. (a)	1,580	88,069
Solera Holdings, Inc. (b)	1,796	78,791
Splunk, Inc. (a)	385	14,137
Symantec Corp. (a)	18,454	332,172
Synopsys, Inc. (a)	3,719	122,801
TIBCO Software, Inc. (a)	4,199	126,936
VMware, Inc., Class A (a)	2,272	219,793
Zynga Inc, Class A (a)(b)	3,499	9,937

		13,857,595

Specialty Retail - 2.2%
Aaron’s, Inc.	1,923	53,479
Abercrombie & Fitch Co., Class A (b)	2,144	72,724
Advance Auto Parts, Inc.	1,893	129,557
American Eagle Outfitters, Inc.	5,033	106,096
Ascena Retail Group, Inc. (a)	3,154	67,653
AutoNation, Inc. (a)(b)	899	39,259
AutoZone, Inc. (a)	974	360,059
Bed Bath & Beyond, Inc. (a)	5,950	374,850
Best Buy Co., Inc. (b)	6,931	119,144
CarMax, Inc. (a)	5,817	164,621
Chico’s FAS, Inc.	4,324	78,308
Dick’s Sporting Goods, Inc. (b)	2,365	122,625
DSW Inc, Class A (b)	852	56,845
Foot Locker, Inc.	3,866	137,243
GameStop Corp., Class A (b)	3,357	70,497
The Gap, Inc.	7,766	277,867
GNC Holdings Inc, Class A	1,906	74,277
Guess?, Inc. (b)	1,656	42,096
The Home Depot, Inc.	39,198	2,366,383
Limited Brands, Inc. (b)	6,184	304,624
Lowe’s Cos., Inc.	30,698	928,307
O’Reilly Automotive, Inc. (a)	3,209	268,337
PetSmart, Inc.	2,759	190,316
Ross Stores, Inc.	5,799	374,615
Sally Beauty Holdings, Inc. (a)	3,975	99,733

Schedule of Investments (continued)
Russell 1000 Index Master Portfolio
(Percentages shown are based on Net Assets)

Signet Jewelers Ltd.	2,190	106,784
Staples, Inc. (b)	17,702	203,927
Tiffany & Co.	3,257	201,543
The TJX Cos., Inc.	18,971	849,711
Tractor Supply Co.	1,840	181,958
Ulta Salon Cosmetics & Fragrance, Inc.	1,610	155,051
Urban Outfitters, Inc. (a)	2,730	102,539
Williams-Sonoma, Inc.	2,270	99,812

		8,780,840

Textiles, Apparel & Luxury Goods - 0.7%
Carter’s, Inc. (a)	1,245	67,031
Coach, Inc.	7,356	412,083
Deckers Outdoor Corp. (a)(b)	976	35,761
Fossil, Inc. (a)	1,401	118,665
Hanesbrands, Inc. (a)	2,507	79,923
Michael Kors Holdings Ltd. (a)	2,184	116,145
NIKE, Inc., Class B	9,259	878,772
PVH Corp.	1,803	168,977
Ralph Lauren Corp.	1,583	239,397
Under Armour Inc, Class A (a)	1,991	111,157
VF Corp.	2,243	357,444

		2,585,355

Thrifts & Mortgage Finance - 0.1%
Capitol Federal Financial, Inc.	4,191	50,124
Hudson City Bancorp, Inc.	13,588	108,161
New York Community Bancorp, Inc. (b)	11,249	159,286
People’s United Financial, Inc.	9,138	110,935
TFS Financial Corp. (a)	1,964	17,814
Washington Federal, Inc.	2,777	46,320

		492,640

Tobacco - 1.6%
Altria Group, Inc.	52,107	1,739,853
Lorillard, Inc.	3,340	388,943
Philip Morris International, Inc.	43,678	3,928,399
Reynolds American, Inc.	8,426	365,183

		6,422,378

Trading Companies & Distributors - 0.2%
Air Lease Corp. (a)	1,732	35,333
Fastenal Co.	7,581	325,907
GATX Corp.	1,202	51,013
MRC Global, Inc. (a)(b)	564	13,869
MSC Industrial Direct Co., Inc. (b)	1,157	78,051
United Rentals, Inc. (a)	2,415	78,995
W.W. Grainger, Inc.	1,496	311,721
WESCO International, Inc. (a)(b)	1,127	64,464

		959,353

Water Utilities - 0.1%
American Water Works Co., Inc.	4,487	166,288
Aqua America, Inc. (b)	3,517	87,081

		253,369

Wireless Telecommunication Services - 0.3%
Clearwire Corp, Class A (a)	9,605	12,967
Crown Castle International Corp. (a)	7,501	480,814
MetroPCS Communications, Inc. (a)	7,814	91,502
NII Holdings, Inc. (a)(b)	4,366	34,273

Schedule of Investments (continued)
Russell 1000 Index Master Portfolio
(Percentages shown are based on Net Assets)

SBA Communications Corp, Class A (a)	3,087	194,172
Sprint Nextel Corp. (a)	76,763	423,732
Telephone & Data Systems, Inc. (b)	2,445	62,617
United States Cellular Corp. (a)	357	13,969

		1,314,046

Investment Companies

United States - 1.4%
iShares Russell 1000 Index Fund (b)(c)	70,752	5,621,954

Rights

Internet & Catalog Retail - 0.0%
Liberty Ventures (a)	235	3,182

Total Long-Term Investments (Cost - $ 348,583,889) - 97.0%		380,794,570

Short-Term Securities

Money Market Funds - 8.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.25% (c)(d)(e)	26,751,699	26,751,699
BlackRock Cash Funds: Prime, SL Agency Shares, 0.24% (c)(d)(e)	7,993,264	7,993,264

		34,744,963

	Par (000)

U.S. Treasury Obligations - 0.2%
U.S. Treasury Bill, 0.09%, 12/20/12 (f)(g)	$733	732,827

Total Short-Term Securities (Cost - $ 35,477,790) - 9.1%		35,477,790

Total Investments (Cost - $ 384,061,679*) - 106.1%		416,272,360

Liabilities in Excess of Other Assets - (6.1)%		(23,868,956)

Net Assets - 100.0%		$392,403,404
*	As of September 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Aggregate cost	$384,061,679

Gross unrealized appreciation	$36,798,887
Gross unrealized depreciation	(4,588,206)

Net unrealized appreciation	$32,210,681

Schedule of Investments (continued)
Russell 1000 Index Master Portfolio

(a)	Non-income producing security.
(b)	Security, or a portion of security, is on loan.
(c)	Investments in issuers considered to be an affiliate of the Master Portfolio during the period ended September 30, 2012, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2011	Shares Purchased		Shares Sold	Shares Held at September 30, 2012	Value at September 30, 2012	Income	Realized Loss
BlackRock Cash Funds:
Institutional, SL Agency Shares	5,774,817	20,976,882	[1]	-	26,751,699	$26,751,699	$49,258	-

BlackRock Cash Funds:
Prime, SL Agency Shares	1,293,201	6,700,063	[1]	-	7,993,264	$7,993,264	$17,492	-

BlackRock, Inc.	364	3,118		(222)	3,260	$581,258	$9,164	$(6,421)

iShares Russell 1000 Index Fund	1	90,751		(20,000)	70,752	$5,621,954	$41,423	$(24,785)

PNC Financial Services Group, Inc.	2,272	12,158		(891)	13,539	$854,311	$7,954	$(1,779)
[1]	Represents net shares purchased.

(d)	All or a portion of security was purchased with the cash collateral from loaned securities.
(e)	Represents the current yield as of report date.
(f)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.
(g)	Rates shown are discount rates or a range of discount rates at the time of purchase.

• For Master Portfolio compliance purposes, the Master Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Master Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

• Financial futures contracts purchased as of September 30, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
142	S&P 500 E-Mini	Chicago Mercantile	December 2012	$10,182,820	$(17,953)
16	S&P MidCap 400 E-Mini	Chicago Mercantile	December 2012	$1,578,400	$(28,382)

					$(46,335)

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Master Portfolio has the ability to access

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may

Schedule of Investments (concluded)
Russell 1000 Index Master Portfolio

fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy as of September 30, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:

Long-Term Investments[1] :
Common Stocks	$375,169,434	-	-	$375,169,434
Investment Companies	5,621,954	-	-	5,621,954

Rights	3,182	-	-	3,182

Short-Term Securities:

Money Market Funds	34,744,963	-	-	34,744,963

U.S. Treasury Obligations	-	$732,827	-	732,827
Total	$415,539,533	$732,827	-	$416,272,360
[1] See above Schedule of Investments for values in each industry.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Equity Contracts	$(46,335)	-	-	$(46,335)

2 Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Master Portfolio’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of September 30, 2012, collateral on securities loaned at value of $22,217,666 is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended September 30, 2012.

Schedule of Investments September 30, 2012 (Unaudited)
ACWI ex-US Index Master Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value

Common Stocks

Australia - 5.9%
AGL Energy Ltd.	13,428	$208,040
ALS Ltd/Queensland	8,610	76,328
Alumina Ltd.	60,854	52,987
Amcor Ltd.	30,302	243,136
AMP Ltd.	79,956	357,226
APA Group	15,250	74,812
Asciano Ltd.	25,575	115,276
ASX Ltd.	4,468	136,519
Australia & New Zealand Banking Group Ltd.	68,446	1,749,179
Bendigo and Adelaide Bank Ltd.	9,383	74,564
BHP Billiton Ltd.	82,194	2,808,473
Boral Ltd.	17,976	71,228
Brambles Ltd.	41,950	303,979
Caltex Australia Ltd.	3,408	58,065
Centro Retail Australia	31,098	67,426
CFS Retail Property Trust	52,152	104,058
Coca-Cola Amatil Ltd.	17,004	238,726
Cochlear Ltd.	1,475	102,330
Commonwealth Bank of Australia	40,389	2,325,520
Computershare Ltd.	11,835	101,542
Crown Ltd.	9,674	90,975
CSL Ltd.	13,657	649,578
Dexus Property Group	119,189	117,179
Echo Entertainment Group Ltd.	17,948	70,981
Fairfax Media Ltd.	49,695	21,272
Fortescue Metals Group Ltd.	35,018	125,542
Goodman Group	38,526	157,465
GPT Group	37,413	131,520
Harvey Norman Holdings Ltd.	15,344	30,703
Iluka Resources Ltd.	10,801	110,407
Incitec Pivot Ltd.	41,109	126,229
Insurance Australia Group Ltd.	51,041	230,204
Leighton Holdings Ltd.	3,620	61,938
Lend Lease Group	14,364	116,352
Lynas Corp. Ltd. (a)	45,941	37,159
Macquarie Group Ltd.	9,424	276,337
Metcash Ltd.	20,261	74,176
Mirvac Group	89,143	131,836
National Australia Bank Ltd.	57,304	1,506,626
Newcrest Mining Ltd.	19,770	594,307
Orica Ltd.	10,630	273,361
Origin Energy Ltd.	29,726	348,301
OZ Minerals Ltd.	7,368	51,150
Qantas Airways Ltd. (a)	32,031	40,310
QBE Insurance Group Ltd.	31,385	419,156
QR National Ltd.	42,272	148,823
Ramsay Health Care Ltd.	3,118	77,511
Rio Tinto Ltd.	11,353	623,588
Santos Ltd.	26,237	307,824
Sims Metal Management Ltd.	4,321	42,740
Sonic Healthcare Ltd.	9,710	136,019
SP AusNet	44,711	48,472
Stockland	57,662	198,918
Suncorp Group Ltd.	34,216	326,367
Sydney Airport	10,727	35,110
Tabcorp Holdings Ltd.	18,044	51,565
Tatts Group Ltd.	33,269	93,151
Telstra Corp. Ltd.	108,796	441,058

Schedule of Investments (continued)
ACWI ex-US Index Master Portfolio
(Percentages shown are based on Net Assets)

Toll Holdings Ltd.	16,165	73,518
Transurban Group	33,060	204,981
Wesfarmers Ltd.	26,131	924,835
Westfield Group	57,472	603,939
Westfield Retail Trust	83,822	250,285
Westpac Banking Corp.	77,921	1,997,959
Whitehaven Coal Ltd.	11,321	33,373
Woodside Petroleum Ltd.	17,144	586,472
Woolworths Ltd.	31,896	949,766
WorleyParsons Ltd.	5,186	151,318

		23,370,070

Austria - 0.2%
Andritz AG	1,775	100,643
Erste Group Bank AG (a)	5,738	128,243
IMMOFINANZ AG	22,877	83,087
OMV AG	3,891	136,302
Raiffeisen Bank International AG	1,444	52,364
Telekom Austria AG	8,289	58,617
Verbund AG	1,863	38,592
Vienna Insurance Group AG	991	42,081
Voestalpine AG	2,691	80,667

		720,596

Belgium - 0.8%
Ageas	5,994	144,001
Anheuser-Busch InBev NV	20,505	1,754,175
Belgacom SA	3,693	112,686
Colruyt SA	1,834	79,904
Delhaize Group	2,929	113,122
Groupe Bruxelles Lambert SA	2,841	211,006
KBC Groep NV	4,300	103,269
Mobistar SA	644	20,317
Solvay SA	1,507	174,641
Telenet Group Holding NV	1,397	62,454
UCB SA	2,865	157,657
Umicore SA	2,954	154,638

		3,087,870

Brazil - 2.9%
AES Tiete SA, Preference Shares	2,400	26,992
All America Latina Logistica SA	11,400	47,124
Amil Participacoes SA	3,300	39,637
Anhanguera Educacional Participacoes SA	2,800	46,546
Banco Bradesco SA, Preference Shares	49,200	790,452
Banco do Brasil SA	14,600	178,606
Banco do Estado do Rio Grande do Sul, Preference Shares	4,200	35,717
Banco Santander (Brasil) SA	19,100	139,629
BM&F Bovespa SA	48,200	291,257
BR Malls Participacoes SA	10,300	143,024
BR Properties SA	4,600	60,017
Bradespar SA, Preference Shares	6,100	84,673
Braskem SA, Preference ‘A’ Shares	4,300	30,268
BRF - Brasil Foods SA	18,100	312,582
CCR SA	21,800	197,326
Centrais Eletricas Brasileiras SA	7,400	44,168
Centrais Eletricas Brasileiras SA, Preference ‘B’ Shares	5,300	47,660
CETIP SA - Mercados Organizados	4,900	64,294
Cielo SA	7,600	189,658
Companhia Brasileira de Distribuicao Grupo Pao de Acucar, Preference Shares	2,500	111,666
Companhia de Bebidas das Americas, Preference Shares	19,300	739,631

Schedule of Investments (continued)
ACWI ex-US Index Master Portfolio
(Percentages shown are based on Net Assets)

Companhia de Saneamento Basico do Estado de Sao Paulo	2,900	118,718
Companhia de Saneamento de Minas Gerais-COPASA	1,300	29,562
Companhia de Transmissao de Energia Electrica Paulista	1,000	18,587
Companhia Energetica de Minas Gerais, Preference Shares	11,800	143,073
Companhia Energetica de Sao Paulo, Preference ‘B’ Shares	3,700	39,514
Companhia Hering SA	3,400	76,864
Companhia Paranaense de Energia, Preference ‘B’ Shares	2,500	40,819
Companhia Siderurgica Nacional SA	19,100	107,595
Cosan SA Industria e Comercio	3,200	58,452
CPFL Energia SA	8,500	93,878
Cyrela Brazil Realty SA	7,400	63,515
Diagnosticos da America SA	5,100	30,692
Duratex SA	5,700	37,367
EcoRodovias Infraestrutura e Logistica SA	4,000	34,825
EDP - Energias do Brasil SA	6,600	41,900
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA, Preference Shares	2,600	25,266
Embraer SA	14,600	98,018
Fibria Celulose SA (a)	6,400	58,183
Gerdau SA, Preference Shares	22,900	217,789
Hypermarcas SA (a)	8,600	63,166
Itau Unibanco Holding SA, Preference Shares	59,100	891,784
Itausa - Investimentos Itau SA, Preference Shares	64,140	285,699
JBS SA (a)	10,100	33,480
Klabin SA, Preference Shares	11,300	59,085
Light SA	1,300	15,076
Localiza Rent a Car SA	3,300	57,950
Lojas Americanas SA, Preference Shares	9,557	74,814
Lojas Renner SA	3,500	117,228
Metalurgica Gerdau SA, Preference Shares	6,500	78,330
MMX Mineracao e Metalicos SA (a)	4,900	12,013
MPX Energia SA (a)	3,900	20,777
MRV Engenharia e Participacoes SA	8,700	52,056
Multiplan Empreendimentos Imobiliarios SA	2,100	61,832
Multiplus SA	1,200	23,973
Natura Cosmeticos SA	4,600	125,367
Obrascon Huarte Lain Brasil SA	2,900	26,607
Odontoprev SA	5,800	32,473
OGX Petroleo e Gas Participacoes SA (a)	33,900	102,841
Oi SA	7,005	34,278
Oi SA, Preference Shares	20,297	81,598
PDG Realty SA Empreendimentos e Participacoes	28,600	53,892
Petroleo Brasileiro SA	80,400	924,070
Petroleo Brasileiro SA, Preference Shares	104,800	1,156,432
Porto Seguro SA	3,100	31,180
Raia Drogasil SA	4,900	56,293
Souza Cruz SA	9,700	131,582
Sul America SA	3,308	24,477
Telefonica Brasil SA, Preference Shares	8,000	174,779
Tim Participacoes SA	21,340	82,423
Totvs SA	2,800	58,162
Tractebel Energia SA	3,800	59,983
Ultrapar Participacoes SA	8,700	195,737
Usinas Siderurgicas de Minas Gerais SA, Preference ‘A’ Shares	10,400	51,917
Vale SA	34,700	624,591
Vale SA, Preference ‘A’ Shares	50,600	880,336

		11,711,825

Canada - 8.2%
Agnico-Eagle Mines Ltd.	4,538	235,417
Agrium, Inc.	4,083	423,625
Alimentation Couche Tard, Inc.	3,199	147,015
ARC Resources Ltd.	7,170	174,309
Athabasca Oil Corp. (a)	8,137	109,089

Schedule of Investments (continued)
ACWI ex-US Index Master Portfolio
(Percentages shown are based on Net Assets)

Bank of Montreal	16,569	979,208
Bank of Nova Scotia	28,071	1,539,608
Barrick Gold Corp.	25,730	1,075,159
Baytex Energy Corp.	3,021	143,567
BCE, Inc.	6,585	289,697
Bell Aliant, Inc.	1,880	52,187
Bombardier, Inc.	34,802	130,627
Bonavista Energy Corp.	3,467	61,504
Brookfield Asset Management Inc., Class A	14,536	501,833
Brookfield Office Properties, Inc.	6,973	115,897
CAE, Inc.	5,631	60,314
Cameco Corp.	10,091	196,565
Canadian Imperial Bank of Commerce	10,356	810,593
Canadian National Railway Co.	11,119	983,869
Canadian Natural Resources Ltd.	28,277	872,385
Canadian Oil Sands Ltd.	12,300	263,366
Canadian Pacific Railway Ltd.	4,453	369,566
Canadian Tire Corp. Ltd., Class A	2,615	188,218
Canadian Utilities Ltd.	1,509	105,435
Catamaran Corp. (a)	2,585	253,346
Cenovus Energy, Inc.	19,884	693,948
Centerra Gold, Inc.	3,201	40,082
CGI Group Inc., Class A (a)	5,697	152,986
CI Financial Corp.	3,975	91,865
Crescent Point Energy Corp.	8,589	380,306
Eldorado Gold Corp.	16,462	251,007
Empire Co., Ltd.	851	51,228
Enbridge, Inc.	19,555	763,821
Encana Corp.	18,428	403,575
Enerplus Corp.	4,584	76,004
Fairfax Financial Holdings Ltd.	575	222,098
Finning International, Inc.	4,390	106,457
First Quantum Minerals Ltd.	12,264	261,348
Fortis, Inc.	4,884	166,576
Franco-Nevada Corp.	3,847	226,766
George Weston Ltd.	1,869	120,246
Gildan Activewear, Inc.	3,045	96,544
Goldcorp, Inc.	20,802	955,144
Great-West Lifeco, Inc.	7,019	159,643
H&R Real Estate Investment Trust	2,175	55,730
Husky Energy, Inc.	8,596	231,010
IAMGOLD Corp.	9,779	155,075
IGM Financial, Inc.	2,737	106,880
Imperial Oil Ltd.	7,825	360,168
Industrial Alliance Insurance & Financial Services, Inc.	2,207	62,948
Inmet Mining Corp.	1,282	60,938
Intact Financial Corp.	3,761	228,774
Kinross Gold Corp.	27,661	283,053
Loblaw Cos. Ltd.	2,984	103,686
Magna International Inc., Class A	6,106	264,028
Manulife Financial Corp.	45,102	543,646
MEG Energy Corp. (a)	3,200	121,705
Metro Inc., Class A	2,572	152,787
National Bank of Canada	4,541	343,658
New Gold, Inc. (a)	11,669	143,029
Nexen, Inc.	13,465	341,042
Onex Corp.	2,197	86,709
Open Text Corp. (a)	1,775	97,877
Osisko Mining Corp. (a)	10,091	99,976
Pacific Rubiales Energy Corp.	7,220	172,513
Pan American Silver Corp.	3,677	78,844
Pembina Pipeline Corp.	6,985	196,100
Pengrowth Energy Corp.	11,060	74,588
Penn West Petroleum Ltd.	11,653	165,828

Schedule of Investments (continued)
ACWI ex-US Index Master Portfolio
(Percentages shown are based on Net Assets)

Potash Corp. of Saskatchewan, Inc.	22,287	968,694
Power Corp. of Canada	8,560	208,101
Power Financial Corp.	6,206	160,405
Precision Drilling Corp. (a)	6,039	47,484
Progress Energy Resources Corp.	4,843	107,885
Research In Motion Ltd. (a)	12,247	93,681
RioCan Real Estate Investment Trust	3,481	97,975
Ritchie Bros Auctioneers, Inc.	2,243	43,144
Rogers Communications, Inc., Class B	10,202	413,020
Royal Bank of Canada	36,617	2,105,915
Saputo, Inc.	3,261	140,146
Shaw Communications, Inc., Class B	9,651	197,516
Shoppers Drug Mart Corp.	5,260	218,993
Silver Wheaton Corp.	9,338	371,202
SNC-Lavalin Group, Inc.	3,781	145,956
Sun Life Financial, Inc.	14,833	344,308
Suncor Energy, Inc.	40,245	1,323,897
Talisman Energy, Inc.	25,972	347,139
Teck Resources Ltd., Class B	14,956	441,332
TELUS Corp.	4,340	271,498
Thomson Reuters Corp.	9,685	279,979
Tim Hortons, Inc.	4,362	226,996
The Toronto-Dominion Bank	22,989	1,917,270
Tourmaline Oil Corp. (a)	3,283	102,487
TransAlta Corp.	5,920	90,628
TransCanada Corp.	18,478	840,917
Turquoise Hill Resources Ltd. (a)	10,256	87,318
Valeant Pharmaceuticals International, Inc. (a)	7,676	423,660
Vermilion Energy, Inc.	2,356	110,718
Viterra, Inc.	7,949	130,260
Yamana Gold, Inc.	18,919	361,407

		32,452,566

Chile - 0.4%
AES Gener SA	49,161	29,776
Aguas Andinas SA	46,912	31,468
Banco de Chile	503,369	70,367
Banco de Credito e Inversiones	797	50,268
Banco Santander Chile	1,698,710	120,147
CAP SA	1,918	66,838
Cencosud SA	27,377	165,826
Cia Cervecerias Unidas SA	2,257	32,226
Colbun SA (a)	186,444	52,579
CorpBanca	2,564,714	30,932
E.CL SA, Class S	13,422	32,775
Empresa Nacional de Electricidad SA	83,846	135,651
Empresas CMPC SA	29,453	115,974
Empresas COPEC SA	12,078	178,024
Enersis SA	338,047	110,411
ENTEL Chile SA	2,744	57,183
LATAM Airlines Group SA	6,904	175,093
SACI Falabella	12,507	126,288
Sociedad Quimica y Minera de Chile SA, Preference ‘B’ Shares	2,240	138,258
Vina Concha y Toro SA	7,977	16,664

		1,736,748

China - 3.9%
Agile Property Holdings Ltd.	32,000	35,768
Agricultural Bank of China Ltd., Class H	560,000	216,664
Air China Ltd., Class H	44,000	27,510
Airtac International Group	2,000	9,997
Aluminum Corp. of China Ltd., Class H (a)	104,000	42,410

Schedule of Investments (continued)
ACWI ex-US Index Master Portfolio
(Percentages shown are based on Net Assets)

Angang Steel Co. Ltd. (a)	26,000	13,306
Anhui Conch Cement Co. Ltd., Class H	32,500	100,491
AviChina Industry & Technology Co. Ltd.	40,000	15,143
Bank of China Ltd., Class H	1,933,000	731,696
Bank of Communications Co. Ltd., Class H	194,700	131,329
BBMG Corp.	24,500	18,632
Beijing Capital International Airport Co. Ltd.	48,000	32,059
Beijing Enterprises Holdings Ltd.	12,000	79,842
Belle International Holdings Ltd.	128,000	231,315
Brilliance China Automotive Holdings Ltd. (a)	62,000	68,102
Byd Co. Ltd., Class H (a)	14,000	24,304
China Agri-Industries Holdings Ltd.	47,000	26,422
China BlueChemical Ltd., Class H	48,000	28,306
China Citic Bank Corp. Ltd., Class H	201,000	94,773
China Coal Energy Co. Ltd., Class H	108,000	97,959
China Communications Construction Co. Ltd., Class H	114,000	91,872
China Communications Services Corp. Ltd.	50,000	28,827
China Construction Bank Corp., Class H	1,905,000	1,313,860
China COSCO Holdings Co. Ltd., Class H (a)	67,500	27,405
China International Marine Containers Group Co. Ltd.	11,300	14,034
China Life Insurance Co. Ltd., Class H	191,000	549,803
China Longyuan Power Group Corp., Class H	54,000	35,388
China Mengniu Dairy Co. Ltd.	33,000	98,583
China Merchants Bank Co. Ltd., Class H	97,500	162,979
China Merchants Holdings International Co. Ltd.	30,000	91,942
China Minsheng Banking Corp. Ltd., Class H	136,000	106,745
China Mobile Ltd.	158,500	1,757,116
China National Building Material Co. Ltd., Class H	78,000	85,434
China Oilfield Services Ltd., Class H	40,000	72,438
China Overseas Land & Investment Ltd.	106,000	267,142
China Pacific Insurance Group Co. Ltd., Class H	56,600	170,143
China Petroleum & Chemical Corp., Class H	438,000	406,283
China Railway Construction Corp. Ltd.	54,500	48,516
China Railway Group Ltd.	111,000	48,254
China Resources Cement Holdings Ltd.	42,000	24,263
China Resources Enterprise Ltd.	38,000	126,447
China Resources Land Ltd.	54,000	118,055
China Resources Power Holdings Co. Ltd.	50,000	109,355
China Shanshui Cement Group Ltd.	40,000	25,825
China Shenhua Energy Co. Ltd., Class H	88,500	341,973
China Shipping Container Lines Co. Ltd. (a)	76,000	15,354
China Shipping Development Co. Ltd.	26,000	10,743
China Southern Airlines Co. Ltd.	44,000	19,242
China Taiping Insurance Holdings Co. Ltd. (a)	19,400	30,271
China Telecom Corp. Ltd., Class H	346,000	199,944
China Unicom Hong Kong Ltd.	126,000	205,331
China Vanke Co. Ltd.	27,000	33,838
China Yurun Food Group Ltd. (a)	32,000	22,850
Chongqing Rural Commercial Bank	49,000	19,228
Citic Pacific Ltd.	36,000	42,987
CITIC Securities Co. Ltd.	13,000	22,799
CNOOC Ltd.	473,000	960,351
COSCO Pacific Ltd.	44,000	61,213
Country Garden Holdings Co. Ltd. (a)	114,129	44,250
CSG Holding Co. Ltd.	7,000	4,445
CSR Corp. Ltd.	46,000	30,226
Daphne International Holdings Ltd.	26,000	26,050
Datang International Power Generation Co. Ltd.	60,000	20,074
Dongfang Electric Corp. Ltd.	6,600	8,950
Dongfeng Motor Group Co. Ltd., Class H	74,000	85,991
ENN Energy Holdings Ltd.	20,000	83,980
Evergrande Real Estate Group Ltd.	126,000	49,357
Foxconn International Holdings Ltd. (a)	46,000	15,087
GCL-Poly Energy Holdings Ltd.	204,000	30,995

Schedule of Investments (continued)
ACWI ex-US Index Master Portfolio
(Percentages shown are based on Net Assets)

Golden Eagle Retail Group Ltd.	15,000	29,236
GOME Electrical Appliances Holding Ltd.	283,000	29,699
Great Wall Motor Co. Ltd.	26,500	69,526
Guangzhou Automobile Group Co. Ltd., Class H	58,000	37,943
Guangzhou R&F Properties Co. Ltd.	23,600	27,011
Hengan International Group Co. Ltd.	19,000	178,999
Hengdeli Holdings Ltd.	60,000	17,259
Huabao International Holdings Ltd.	56,000	31,923
Huaneng Power International, Inc., Class H	80,000	60,653
Industrial & Commercial Bank of China Ltd., Class H	1,684,000	988,138
Inner Mongolia Yitai Coal Co.	14,900	80,306
Intime Department Store Group Co. Ltd.	20,000	21,505
Jiangsu Expressway Co. Ltd.	34,000	28,066
Jiangxi Copper Co. Ltd., Class H	33,000	82,841
Kingboard Chemical Holdings Ltd.	14,000	33,410
Kunlun Energy Co. Ltd.	84,000	146,469
Lenovo Group Ltd.	158,000	130,255
Longfor Properties Co. Ltd.	32,500	50,009
Metallurgical Corp. of China Ltd. (a)	65,000	12,688
Parkson Retail Group Ltd.	29,500	24,710
PetroChina Co. Ltd., Class H	548,000	708,467
PICC Property & Casualty Co. Ltd., Class H	64,800	78,952
Ping An Insurance (Group) Co. of China Ltd., Class H	48,500	362,863
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	36,000	46,265
Shanghai Electric Group Co. Ltd., Class H	68,000	24,062
Shanghai Industrial Holdings Ltd.	12,000	35,503
Shanghai Pharmaceuticals Holding Co. Ltd.	11,700	21,595
Shimao Property Holdings Ltd.	35,000	59,815
Shougang Fushan Resources Group Ltd.	54,000	14,536
Sinopec Shanghai Petrochemical Co. Ltd.	48,000	12,291
Sinopharm Group Co. Ltd., Class H	20,000	63,841
Soho China Ltd.	47,500	29,235
Tencent Holdings Ltd.	26,200	887,019
Tingyi Cayman Islands Holding Corp.	52,000	155,936
Tsingtao Brewery Co. Ltd.	8,000	43,975
Uni-President China Holdings Ltd.	27,000	31,042
Want Want China Holdings Ltd.	166,000	211,311
Weichai Power Co. Ltd., Class H	13,200	40,206
Wumart Stores, Inc.	11,000	16,395
Yanzhou Coal Mining Co. Ltd., Class H	48,000	72,291
Zhaojin Mining Industry Co. Ltd., Class H	21,500	38,941
Zhejiang Expressway Co. Ltd.	40,000	27,808
Zhongsheng Group Holdings Ltd.	9,500	11,824
Zhuzhou CSR Times Electric Co. Ltd.	12,000	30,695
Zijin Mining Group Co. Ltd., Class H	152,000	60,905
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	35,600	40,093
ZTE Corp., Class H	16,200	25,843

		15,424,621

Colombia - 0.3%
Almacenes Exito SA	4,840	79,332
Banco Davivienda SA, Preference Shares	3,458	41,693
Bancolombia SA	5,275	77,376
Bancolombia SA, Preference Shares	8,068	119,511
Cementos Argos SA	9,593	41,681
Corp. Financiera Colombiana SA	1,443	27,260
Ecopetrol SA	124,031	365,248
Grupo Aval Acciones y Valores SA, Preference Shares	37,834	25,016
Grupo de Inversiones Suramericana SA	5,320	89,978
Grupo de Inversiones Suramericana SA, Preference Shares	1,877	34,729
Interconexion Electrica SA	9,289	49,135
Inversiones Argos SA	7,040	77,763
Inversiones Argos SA, Preference Shares	1,293	14,225
Isagen SA ESP	18,177	24,744

		1,067,691

Schedule of Investments (continued)
ACWI ex-US Index Master Portfolio
(Percentages shown are based on Net Assets)

Czech Republic - 0.1%
CEZ AS	4,376	163,279
Komercni Banka AS	409	81,189
Telefonica Czech Republic AS	3,313	66,982

		311,450

Denmark - 0.8%
A.P. Moller - Maersk A/S, Class A	34	243,075
A.P. Moller - Maersk A/S, Class B	13	87,892
Carlsberg A/S, Class B	2,775	245,839
Coloplast A/S, Class B	696	145,034
Danske Bank A/S (a)	17,087	307,937
DSV A/S	4,631	103,965
Novo Nordisk A/S, Class B	10,415	1,639,049
Novozymes A/S, Class B	6,223	171,639
TDC A/S	12,179	88,861
Tryg A/S	729	47,275
William Demant Holding A/S (a)	657	58,867

		3,139,433

Egypt - 0.1%
Commercial International Bank SAE	13,974	80,202
Egyptian Financial Group-Hermes Holding (a)	7,477	14,592
Egyptian Kuwaiti Holding Co. SAE	13,196	17,683
National Societe Generale Bank SAE	2,696	19,072
Orascom Construction Industries	2,501	117,465
Orascom Telecom Holding SAE (a)	62,500	38,733
Talaat Moustafa Group (a)	21,069	18,987
Telecom Egypt Co.	6,786	16,173

		322,907

Finland - 0.5%
Elisa OYJ	4,625	104,661
Fortum OYJ	11,298	208,167
Kesko OYJ, Class B	1,417	40,164
Kone OYJ, Class B	3,895	269,959
Metso OYJ	3,230	115,700
Neste Oil OYJ	3,153	41,425
Nokia OYJ	97,082	251,948
Nokian Renkaat OYJ	2,854	116,501
Orion OYJ, Class B	2,593	55,506
Pohjola Bank Plc, Class A	3,212	42,342
Sampo OYJ, Class A	10,403	324,166
Stora Enso OYJ, Class R	14,492	90,289
UPM-Kymmene OYJ	14,014	158,915
Wartsila OYJ	4,163	144,460

		1,964,203

France - 6.0%
Accor SA	3,804	126,645
Aeroports de Paris	736	58,687
Air Liquide SA	8,140	1,008,961
Alcatel-Lucent (a)	54,197	59,795
ALSTOM SA	5,132	179,659
ArcelorMittal	24,428	351,628
Arkema	1,569	146,862
AtoS	1,440	100,191

Schedule of Investments (continued)
ACWI ex-US Index Master Portfolio
(Percentages shown are based on Net Assets)

AXA SA	45,208	673,042
BNP Paribas SA	24,854	1,178,355
Bouygues SA	4,909	119,373
Bureau Veritas SA	1,364	140,023
Cap Gemini SA	3,689	155,893
Carrefour SA	15,194	315,178
Casino Guichard-Perrachon SA	1,414	125,077
Christian Dior SA	1,346	180,300
CNP Assurances	4,139	54,017
Compagnie de Saint-Gobain	10,201	357,057
Compagnie Generale de Geophysique-Veritas (a)	3,527	113,272
Compagnie Generale des Etablissements Michelin, Class B	4,755	372,325
Credit Agricole SA (a)	25,694	176,732
Danone SA	14,915	917,705
Dassault Systemes SA	1,540	161,798
Edenred	4,303	120,827
EDF SA	6,213	129,913
Essilor International SA	5,103	477,518
Eurazeo	638	29,201
Eutelsat Communications SA	3,562	114,445
Fonciere Des Regions	664	49,901
France Telecom SA	47,330	573,146
GDF Suez	32,560	725,828
Gecina SA	555	56,797
Groupe Eurotunnel SA	14,376	101,258
Icade	640	52,128
Iliad SA	602	97,971
Imerys SA	880	51,632
JC Decaux SA	1,873	42,397
Klepierre	2,271	79,568
L’Oreal SA	6,068	750,254
Lafarge SA	5,257	282,445
Lagardere S.C.A.	3,180	86,858
Legrand SA	5,859	220,847
LVMH Moet Hennessy Louis Vuitton SA	6,536	981,172
Natixis	23,274	73,062
Pernod-Ricard SA	5,418	607,740
Peugeot SA (a)	5,748	45,377
PPR SA	2,274	349,014
Publicis Groupe	4,660	260,647
Remy Cointreau SA	536	61,631
Renault SA	4,980	233,343
Rexel SA	2,756	55,455
Safran SA	5,885	211,681
Sanofi	30,431	2,604,178
Schneider Electric SA	13,443	794,795
SCOR SE	4,169	107,462
SES SA	9,921	269,787
Societe BIC SA	663	80,079
Societe Generale SA (a)	18,078	512,293
Sodexo	2,387	179,723
Suez Environnement Co.	6,712	75,923
Technip SA	3,096	344,002
Thales SA	2,400	82,384
Total SA	53,754	2,674,256
Unibail-Rodamco SE	2,341	466,480
Vallourec SA	2,693	113,778
Veolia Environnement SA	8,790	94,572
Vinci SA	11,680	496,960
Vivendi SA	33,121	645,429
Wendel SA	814	68,697
Zodiac Aerospace	883	86,209

		23,691,638

Schedule of Investments (continued)
ACWI ex-US Index Master Portfolio
(Percentages shown are based on Net Assets)

Germany - 5.7%
Adidas AG	5,454	447,562
Allianz AG, Registered Shares	11,675	1,392,401
Axel Springer AG	1,064	46,146
BASF SE	23,491	1,984,897
Bayer AG, Registered Shares	21,239	1,826,334
Bayerische Motoren Werke AG	8,577	628,948
Bayerische Motoren Werke AG, Preference Shares	1,185	60,917
Beiersdorf AG	2,729	200,431
Brenntag AG	1,324	169,655
Celesio AG	1,907	34,049
Commerzbank AG (a)	96,691	172,978
Continental AG	2,096	205,564
Daimler AG, Registered Shares	23,258	1,128,840
Deutsche Bank AG, Registered Shares	23,795	942,506
Deutsche Boerse AG	5,316	294,175
Deutsche Lufthansa AG, Registered Shares	7,039	95,527
Deutsche Post AG, Registered Shares	22,017	430,117
Deutsche Telekom AG, Registered Shares	71,949	884,812
E.ON AG	46,437	1,103,479
Fraport AG	942	54,512
Fresenius Medical Care AG & Co. KGaA	5,584	409,588
Fresenius SE & Co. KGaA	3,240	376,218
GEA Group AG	4,380	132,796
Hannover Rueckversicherung AG, Registered Shares	1,560	99,827
HeidelbergCement AG	3,885	204,055
Henkel AG & Co. KGaA	3,330	217,341
Henkel AG & Co. KGaA, Preference Shares	4,542	361,809
Hochtief AG (a)	734	34,423
Hugo Boss AG	623	54,872
Infineon Technologies AG	26,803	170,363
K+S AG	4,425	217,999
Kabel Deutschland Holding AG (a)	2,286	163,186
Lanxess AG	2,075	172,362
Linde AG	4,776	823,190
MAN SE	1,082	99,241
Merck KGaA	1,609	198,620
Metro AG	3,423	102,551
Muenchener Rueckversicherungs AG, Registered Shares	4,583	716,609
Porsche Automobil Holding SE, Preference Shares	4,155	248,986
ProSiebenSat.1 Media AG, Preference Shares	2,279	57,455
RWE AG	12,833	574,252
RWE AG, Non-Voting Preference Shares	780	31,109
Salzgitter AG	1,014	39,243
SAP AG	23,513	1,673,264
Siemens AG, Registered Shares	20,996	2,100,031
Suedzucker AG	1,605	56,857
ThyssenKrupp AG	10,133	215,861
United Internet AG	2,583	52,724
Volkswagen AG	825	138,288
Volkswagen AG, Preference Shares	3,656	668,482
Wacker Chemie AG	311	19,995

		22,535,447

Schedule of Investments (continued)
ACWI ex-US Index Master Portfolio
(Percentages shown are based on Net Assets)

Greece - 0.0%
Coca Cola Hellenic Bottling Co. SA	5,143	95,963
OPAP SA	5,590	28,686

		124,649

Hong Kong - 2.3%
AIA Group Ltd.	263,800	977,492
Anta Sports Products Ltd.	17,000	12,999
ASM Pacific Technology Ltd.	4,800	56,758
Bank of East Asia Ltd.	34,600	129,082
BOC Hong Kong Holdings Ltd.	93,500	295,703
Bosideng International Holdings Ltd.	60,000	16,804
Cathay Pacific Airways Ltd.	31,000	50,168
Cheung Kong Holdings Ltd.	36,000	525,914
Cheung Kong Infrastructure Holdings Ltd.	12,000	72,569
China Everbright Ltd.	22,000	27,420
China Gas Holdings Ltd.	86,000	46,998
China Resources Gas Group Ltd.	20,000	40,727
China Rongsheng Heavy Industries Group Holdings Ltd.	93,500	12,305
China State Construction International Holdings Ltd.	38,000	44,398
China ZhengTong Auto Services Holdings Ltd. (a)	19,000	11,888
China Zhongwang Holdings Ltd. (a)	37,200	14,248
CLP Holdings Ltd.	47,000	398,935
Dah Chong Hong Holdings Ltd.	16,000	14,483
Far East Horizon Ltd.	35,000	21,300
First Pacific Co., Ltd	52,000	56,233
Fosun International Ltd.	46,000	21,979
Franshion Properties China Ltd.	90,000	27,375
Galaxy Entertainment Group Ltd. (a)	39,000	129,573
Geely Automobile Holdings Ltd.	85,000	32,018
Guangdong Investment Ltd.	66,000	52,138
Haier Electronics Group Co., Ltd. (a)	18,000	20,764
Hang Lung Group Ltd.	22,000	138,930
Hang Lung Properties Ltd.	62,000	211,102
Hang Seng Bank Ltd.	19,500	298,097
Henderson Land Development Co., Ltd.	24,000	171,875
Hong Kong & China Gas Co., Ltd.	139,600	352,882
Hong Kong Exchanges & Clearing Ltd.	26,900	404,140
Hopewell Holdings Ltd.	15,000	51,688
Hutchison Whampoa Ltd.	56,000	540,051
Hysan Development Co., Ltd.	16,000	72,655
Kerry Properties Ltd.	17,000	85,727
Lee & Man Paper Manufacturing Ltd.	35,000	15,263
Li & Fung Ltd.	152,000	234,392
Lifestyle International Holdings Ltd.	14,000	28,858
The Link REIT	57,500	272,339
MGM China Holdings Ltd.	27,200	46,719
Minmetals Resources Ltd. (a)	36,000	13,703
MTR Corp.	37,000	139,876
New World Development Co., Ltd.	94,000	144,854
Nine Dragons Paper Holdings Ltd.	45,000	22,468
NWS Holdings Ltd.	34,000	54,498
Orient Overseas International Ltd.	6,000	32,882
PCCW Ltd.	112,000	45,660
Poly Hong Kong Investments Ltd. (a)	53,000	28,214
Power Assets Holdings Ltd.	37,000	314,166
Sands China Ltd.	62,800	232,509
Sany Heavy Equipment International Holdings Co., Ltd.	22,000	11,911
Shangri-La Asia Ltd.	38,000	73,492
Shui On Land Ltd.	77,000	28,958
Sihuan Pharmaceutical Holdings Group Ltd.	42,000	15,244
Sino Land Co., Ltd.	76,800	143,021
Sino-Ocean Land Holdings Ltd.	78,000	43,895
SJM Holdings Ltd.	51,000	110,207
Sun Art Retail Group Ltd.	47,000	58,330

Schedule of Investments (continued)
ACWI ex-US Index Master Portfolio
(Percentages shown are based on Net Assets)

Sun Hung Kai Properties Ltd.	41,000	596,568
Swire Pacific Ltd., Class A	17,500	213,654
Wharf Holdings Ltd.	39,000	269,677
Wheelock & Co., Ltd.	24,000	103,108
Wing Hang Bank Ltd.	4,500	42,135
Wynn Macau Ltd.	43,600	116,890
Yingde Gases	16,500	14,566
Yue Yuen Industrial Holdings Ltd.	18,000	60,365
Yuexiu Property Co., Ltd.	112,000	28,293

		8,994,133

Hungary - 0.1%
Magyar Telekom Telecommunications Plc	7,781	14,940
MOL Hungarian Oil & Gas Plc	961	79,841
OTP Bank Plc	5,271	93,111
Richter Gedeon Nyrt	332	58,113

		246,005

Indonesia - 0.6%
PT Adaro Energy Tbk	376,500	58,741
PT Astra Agro Lestari Tbk	11,500	26,288
PT Astra International Tbk	551,500	425,076
PT Bank Central Asia Tbk	307,500	253,063
PT Bank Danamon Indonesia Tbk	85,000	55,353
PT Bank Mandiri Tbk	233,000	198,821
PT Bank Negara Indonesia Persero Tbk	187,500	76,576
PT Bank Rakyat Indonesia Persero Tbk	279,500	216,632
PT Bukit Asam Persero Tbk	21,000	35,421
PT Bumi Resources Tbk	386,500	29,278
PT Charoen Pokphand Indonesia Tbk	182,500	57,403
PT Gudang Garam Tbk	12,000	57,989
PT Indo Tambangraya Megah Tbk	11,000	48,260
PT Indocement Tunggal Prakarsa Tbk	37,000	78,396
PT Indofood Sukses Makmur Tbk	115,500	67,995
PT Indosat Tbk	32,000	17,999
PT Jasa Marga Persero Tbk	48,000	29,275
PT Kalbe Farma Tbk	117,500	57,510
PT Perusahaan Gas Negara Persero Tbk	275,000	118,196
PT Semen Gresik Persero Tbk	75,000	112,930
PT Telekomunikasi Indonesia Persero Tbk	252,500	247,860
PT Unilever Indonesia Tbk	37,000	100,491
PT United Tractors Tbk	42,500	91,518
PT Vale Indonesia Tbk	52,000	15,934
PT XL Axiata Tbk	41,500	28,730

		2,505,735

Ireland - 0.2%
CRH Plc	18,482	354,951
CRH Plc	833	16,036
Elan Corp. Plc (a)	8,477	91,070
Elan Corp. Plc (a)	3,662	39,482
James Hardie Industries SE	11,277	101,284
Kerry Group Plc	2,548	130,481
Kerry Group Plc	1,139	57,793

		791,097

Israel - 0.4%
Bank Hapoalim BM (a)	25,364	90,499
Bank Leumi Le-Israel BM (a)	30,104	84,368
Bezeq The Israeli Telecommunication Corp., Ltd.	47,248	55,195

Schedule of Investments (continued)
ACWI ex-US Index Master Portfolio
(Percentages shown are based on Net Assets)

Delek Group Ltd.	87	14,596
Israel Chemicals Ltd.	11,725	142,408
The Israel Corp. Ltd.	50	31,835
Mellanox Technologies Ltd. (a)	905	93,858
Mizrahi Tefahot Bank Ltd. (a)	3,364	29,867
NICE Systems Ltd. (a)	1,473	48,969
Teva Pharmaceutical Industries Ltd.	24,400	1,007,204

		1,598,799

Italy - 1.5%
Assicurazioni Generali SpA	30,411	438,417
Atlantia SpA	8,554	133,056
Autogrill SpA	2,913	27,732
Banca Monte dei Paschi di Siena SpA (a)	181,842	52,824
Banco Popolare (a)	44,394	66,545
Enel Green Power SpA	41,367	70,067
Enel SpA	170,678	604,654
ENI SpA	64,878	1,422,351
Exor SpA	1,537	38,729
Fiat Industrial SpA	22,015	215,597
Fiat SpA (a)	22,195	118,715
Finmeccanica SpA (a)	9,342	44,407
Intesa Sanpaolo SpA	262,689	400,560
Intesa Sanpaolo SpA, Risparmio Shares	23,644	30,671
Luxottica Group SpA	2,971	104,800
Mediaset SpA	18,369	34,606
Mediobanca SpA	13,010	69,705
Pirelli & C SpA	5,715	61,670
Prysmian SpA	5,364	95,875
Saipem SpA	6,803	327,839
Snam SpA	48,280	214,158
Telecom Italia SpA	257,196	258,367
Telecom Italia SpA, Risparmio Shares	148,800	130,346
Tenaris SA	11,990	245,364
Terna SpA	33,309	124,204
UniCredit SpA (a)	105,316	438,256
Unione di Banche Italiane ScpA	20,862	77,363

		5,846,878

Japan - 13.3%
ABC-Mart, Inc.	500	22,066
Advantest Corp.	3,700	48,105
Aeon Co., Ltd.	15,000	169,380
Aeon Credit Service Co., Ltd.	2,100	45,156
Aeon Mall Co., Ltd.	1,800	43,952
Air Water, Inc.	4,000	48,954
Aisin Seiki Co., Ltd.	4,900	139,549
Ajinomoto Co., Inc.	18,000	281,939
Alfresa Holdings Corp.	1,000	49,259
All Nippon Airways Co., Ltd.	33,000	69,365
Amada Co., Ltd.	9,000	39,326
Aozora Bank Ltd.	14,000	42,812
Asahi Glass Co., Ltd.	25,000	166,311
Asahi Group Holdings Ltd.	10,900	268,806
Asahi Kasei Corp.	32,000	164,948
Asics Corp.	3,400	45,863
Astellas Pharma, Inc.	11,500	582,819
The Bank of Kyoto Ltd.	9,000	76,144
The Bank of Yokohama Ltd.	31,000	147,413
Benesse Holdings, Inc.	1,600	77,423
Bridgestone Corp.	16,800	389,630
Brother Industries Ltd.	5,600	51,868

Schedule of Investments (continued)
ACWI ex-US Index Master Portfolio
(Percentages shown are based on Net Assets)

Canon, Inc.	29,100	934,042
Casio Computer Co., Ltd.	5,100	36,127
Central Japan Railway Co.	3,900	342,330
The Chiba Bank Ltd.	20,000	116,264
Chiyoda Corp.	4,000	62,144
Chubu Electric Power Co., Inc.	18,100	235,026
Chugai Pharmaceutical Co., Ltd.	5,900	123,661
The Chugoku Bank Ltd.	4,000	56,357
The Chugoku Electric Power Co., Inc.	7,500	99,691
Citizen Holdings Co., Ltd.	7,300	36,903
Coca-Cola West Co., Ltd.	1,400	23,216
Cosmo Oil Co., Ltd.	13,000	23,904
Credit Saison Co., Ltd.	4,200	101,471
Dai Nippon Printing Co., Ltd.	15,000	104,595
The Dai-ichi Life Insurance Co., Ltd.	218	246,576
Daicel Chemical Corp.	8,000	47,916
Daido Steel Co., Ltd.	6,000	27,865
Daihatsu Motor Co., Ltd.	5,000	83,308
Daiichi Sankyo Co., Ltd.	17,800	293,205
Daikin Industries Ltd.	5,800	150,012
Dainippon Sumitomo Pharma Co., Ltd.	3,800	41,751
Daito Trust Construction Co., Ltd.	1,900	190,730
Daiwa House Industry Co., Ltd.	13,000	188,368
Daiwa Securities Group, Inc.	42,000	159,528
Dena Co., Ltd.	2,800	92,884
Denki Kagaku Kogyo KK	13,000	40,287
Denso Corp.	12,400	389,613
Dentsu, Inc.	4,600	116,510
East Japan Railway Co.	8,700	575,636
Eisai Co., Ltd.	7,000	315,336
Electric Power Development Co., Ltd.	2,800	73,727
FamilyMart Co., Ltd.	1,500	73,694
FANUC Corp.	4,900	788,695
Fast Retailing Co., Ltd.	1,400	325,133
Fuji Electric Co., Ltd.	14,000	28,394
Fuji Heavy Industries Ltd.	14,000	116,641
FUJIFILM Holdings Corp.	11,500	192,608
Fujitsu Ltd.	46,000	172,694
Fukuoka Financial Group, Inc.	22,000	89,327
Furukawa Electric Co., Ltd. (a)	15,000	28,183
Gree, Inc.	2,200	40,165
GS Yuasa Corp.	10,000	41,574
The Gunma Bank Ltd.	10,000	50,783
The Hachijuni Bank Ltd.	12,000	66,532
Hakuhodo DY Holdings, Inc.	540	36,377
Hamamatsu Photonics KK	1,700	58,408
Hankyu Hanshin Holdings, Inc.	29,000	156,616
Hino Motors Ltd.	6,000	39,278
Hirose Electric Co., Ltd.	700	78,362
Hisamitsu Pharmaceutical Co., Inc.	1,500	83,019
Hitachi Chemical Co., Ltd.	2,400	32,369
Hitachi Construction Machinery Co., Ltd.	2,800	45,219
Hitachi High-Technologies Corp.	1,700	41,041
Hitachi Ltd.	119,000	660,820
Hitachi Metals Ltd.	4,000	35,636
Hokkaido Electric Power Co., Inc.	4,500	36,528
Hokuriku Electric Power Co.	4,100	49,697
Honda Motor Co., Ltd.	41,800	1,291,843
Hoya Corp.	11,800	258,870
Ibiden Co., Ltd.	3,000	43,886
Idemitsu Kosan Co., Ltd.	600	49,074
IHI Corp.	31,000	69,043
Inpex Corp.	58	344,795
Isetan Mitsukoshi Holdings Ltd.	9,400	97,943

Schedule of Investments (continued)
ACWI ex-US Index Master Portfolio
(Percentages shown are based on Net Assets)

Isuzu Motors Ltd.	30,000	144,562
ITOCHU Corp.	40,700	410,878
Itochu Techno-Solutions Corp.	700	36,383
The Iyo Bank Ltd.	6,000	48,836
J. Front Retailing Co., Ltd.	11,000	61,647
Japan Petroleum Exploration Co.	800	32,062
Japan Prime Realty Investment Corp.	18	54,266
Japan Real Estate Investment Corp.	17	171,078
Japan Retail Fund Investment Corp.	44	78,564
The Japan Steel Works Ltd.	8,000	44,455
Japan Tobacco, Inc.	22,900	685,482
JFE Holdings, Inc.	13,400	176,527
JGC Corp.	5,000	166,521
The Joyo Bank Ltd.	16,000	78,249
JS Group Corp.	6,600	157,279
JSR Corp.	4,700	76,917
JTEKT Corp.	5,400	42,685
Jupiter Telecommunications Co., Ltd.	54	54,803
JX Holdings, Inc.	61,100	333,763
Kajima Corp.	21,000	57,287
Kamigumi Co., Ltd.	6,000	49,578
Kaneka Corp.	6,000	28,885
The Kansai Electric Power Co., Inc.	19,800	154,442
Kansai Paint Co., Ltd.	5,000	55,415
Kao Corp.	13,800	405,738
Kawasaki Heavy Industries Ltd.	38,000	75,370
Kawasaki Kisen Kaisha Ltd. (a)	20,000	25,132
KDDI Corp.	7,000	542,937
Keikyu Corp.	12,000	113,046
Keio Corp.	14,000	105,488
Keisei Electric Railway Co., Ltd.	8,000	72,167
Keyence Corp.	1,220	312,420
Kikkoman Corp.	4,000	54,621
Kinden Corp.	3,000	18,874
Kintetsu Corp.	41,000	160,556
Kirin Holdings Co., Ltd.	24,000	320,915
Kobe Steel Ltd. (a)	59,000	46,744
Koito Manufacturing Co., Ltd.	2,000	23,089
Komatsu Ltd.	24,000	470,398
Konami Corp.	2,500	56,765
Konica Minolta Holdings, Inc.	12,500	96,159
Kubota Corp.	30,000	302,769
Kuraray Co., Ltd.	8,900	101,072
Kurita Water Industries Ltd.	2,700	59,694
Kyocera Corp.	4,000	346,596
Kyowa Hakko Kirin Co., Ltd.	6,000	72,457
Kyushu Electric Power Co., Inc.	11,100	91,542
Lawson, Inc.	1,400	107,470
Mabuchi Motor Co., Ltd.	500	22,864
Makita Corp.	3,000	116,127
Marubeni Corp.	46,000	292,445
Marui Group Co., Ltd.	6,000	42,429
Maruichi Steel Tube Ltd.	800	17,088
Mazda Motor Corp. (a)	70,000	81,702
McDonald’s Holdings Co. Japan Ltd.	1,800	51,279
Medipal Holdings Corp.	3,900	53,684
MEIJI Holdings Co., Ltd.	1,500	74,439
Miraca Holdings, Inc.	1,400	62,871
Mitsubishi Chemical Holdings Corp.	34,000	129,863
Mitsubishi Corp.	36,100	653,874
Mitsubishi Electric Corp.	51,000	375,913
Mitsubishi Estate Co., Ltd.	32,000	611,844
Mitsubishi Gas Chemical Co., Inc.	10,000	50,157
Mitsubishi Heavy Industries Ltd.	82,000	354,622

Schedule of Investments (continued)
ACWI ex-US Index Master Portfolio
(Percentages shown are based on Net Assets)

Mitsubishi Logistics Corp.	3,000	35,658
Mitsubishi Materials Corp.	27,000	84,947
Mitsubishi Motors Corp. (a)	92,000	84,859
Mitsubishi Tanabe Pharma Corp.	5,900	89,541
Mitsubishi UFJ Financial Group, Inc.	325,900	1,525,066
Mitsubishi UFJ Lease & Finance Co., Ltd.	1,450	61,047
Mitsui & Co., Ltd.	44,900	629,932
Mitsui Chemicals, Inc.	22,000	42,862
Mitsui Fudosan Co., Ltd.	22,000	439,618
Mitsui OSK Lines Ltd.	28,000	65,142
Mizuho Financial Group, Inc.	579,500	940,550
MS&AD Insurance Group Holdings, Inc.	13,000	224,411
Murata Manufacturing Co., Ltd.	5,200	276,830
Nabtesco Corp.	2,500	46,022
Namco Bandai Holdings, Inc.	4,400	74,541
NEC Corp. (a)	70,000	111,083
Nexon Co., Ltd. (a)	2,900	40,039
NGK Insulators Ltd.	7,000	83,752
NGK Spark Plug Co., Ltd.	5,000	52,603
NHK Spring Co., Ltd.	4,200	36,089
Nidec Corp.	3,000	219,144
Nikon Corp.	8,700	239,226
Nintendo Co., Ltd.	2,800	355,664
Nippon Building Fund, Inc.	16	172,465
Nippon Electric Glass Co., Ltd.	10,000	55,104
Nippon Express Co., Ltd.	20,000	75,755
Nippon Meat Packers, Inc.	4,000	51,299
Nippon Paper Group, Inc.	2,200	25,879
Nippon Steel Corp.	136,000	278,492
Nippon Telegraph & Telephone Corp.	11,000	523,381
Nippon Yusen KK	43,000	75,960
The Nishi-Nippon City Bank Ltd.	17,000	39,348
Nissan Motor Co., Ltd.	63,200	537,876
Nisshin Seifun Group, Inc.	4,500	55,323
Nisshin Steel Co., Ltd. (a)	15,000	15,865
Nissin Foods Holdings Co., Ltd.	1,400	54,842
Nitori Holdings Co., Ltd.	800	74,251
Nitto Denko Corp.	4,100	195,159
NKSJ Holdings, Inc.	9,100	177,468
NOK Corp.	2,600	41,679
Nomura Holdings, Inc.	95,800	342,112
Nomura Real Estate Holdings, Inc.	2,100	36,822
Nomura Real Estate Office Fund, Inc.	6	37,598
Nomura Research Institute Ltd.	2,500	51,521
NSK Ltd.	11,000	63,887
NTN Corp.	11,000	22,120
NTT Data Corp.	34	106,750
NTT DoCoMo, Inc.	392	633,345
NTT Urban Development Corp.	21	17,041
Obayashi Corp.	16,000	72,915
Odakyu Electric Railway Co., Ltd.	16,000	168,155
OJI Paper Co., Ltd.	19,000	57,823
Olympus Corp. (a)	5,700	111,285
Omron Corp.	5,200	99,926
Ono Pharmaceutical Co., Ltd.	2,100	129,217
Oracle Corp. Japan	1,000	51,500
Oriental Land Co., Ltd	1,300	171,167
ORIX Corp.	2,880	288,460
Osaka Gas Co., Ltd.	46,000	202,391
Otsuka Corp.	500	44,714
Otsuka Holdings Co., Ltd.	10,100	313,009
Panasonic Corp.	57,300	379,122
Rakuten, Inc.	19,700	200,310
Resona Holdings, Inc.	58,000	237,481

Schedule of Investments (continued)
ACWI ex-US Index Master Portfolio
(Percentages shown are based on Net Assets)

Ricoh Co., Ltd.	17,000	143,560
Rinnai Corp.	900	67,170
Rohm Co., Ltd.	2,600	87,557
Sankyo Co., Ltd.	1,300	60,480
Sanrio Co., Ltd.	1,100	39,343
Santen Pharmaceutical Co., Ltd.	1,800	82,566
SBI Holdings, Inc.	4,850	31,247
Secom Co., Ltd.	6,000	312,736
Sega Sammy Holdings, Inc.	5,200	98,122
Seiko Epson Corp.	3,000	18,321
Sekisui Chemical Co., Ltd.	11,000	88,596
Sekisui House Ltd.	13,000	129,056
Seven & I Holdings Co., Ltd.	19,300	591,416
Seven Bank Ltd.	14,200	43,328
Sharp Corp.	26,000	64,298
Shikoku Electric Power Co., Inc.	4,000	45,092
Shimadzu Corp.	6,000	42,112
Shimamura Co., Ltd.	500	58,209
Shimano, Inc.	1,900	137,952
Shimizu Corp.	13,000	43,727
Shin-Etsu Chemical Co., Ltd.	10,700	601,330
Shinsei Bank Ltd.	42,000	54,255
Shionogi & Co., Ltd.	7,700	117,340
Shiseido Co., Ltd.	9,300	127,478
The Shizuoka Bank Ltd.	14,000	143,256
Shoei Co. Ltd/Chiyoda-ku (a)	5,500	33,414
Showa Denko KK	34,000	53,946
Showa Shell Sekiyu KK	5,200	27,518
SMC Corp.	1,400	225,307
Softbank Corp.	22,600	913,752
Sojitz Corp.	31,400	40,596
Sony Corp.	26,400	308,700
Sony Financial Holdings, Inc.	4,100	69,904
Square Enix Holdings Co., Ltd.	1,400	21,339
Stanley Electric Co., Ltd.	3,500	51,814
Sumco Corp. (a)	3,100	20,869
Sumitomo Chemical Co., Ltd.	38,000	96,806
Sumitomo Corp.	30,000	403,578
Sumitomo Electric Industries Ltd.	19,300	204,110
Sumitomo Heavy Industries Ltd.	14,000	47,725
Sumitomo Metal Industries Ltd. (a)	85,000	124,719
Sumitomo Metal Mining Co., Ltd.	13,000	163,559
Sumitomo Mitsui Financial Group, Inc.	34,200	1,065,610
Sumitomo Mitsui Trust Holdings, Inc.	87,000	258,290
Sumitomo Realty & Development Co., Ltd.	10,000	264,984
Sumitomo Rubber Industries Ltd.	4,300	51,138
Suruga Bank Ltd.	4,000	45,337
Suzuken Co., Ltd.	1,700	56,365
Suzuki Motor Corp.	11,400	221,421
Sysmex Corp.	1,700	81,744
T&D Holdings, Inc.	14,300	154,401
Taiheiyo Cement Corp.	28,000	60,276
Taisei Corp.	24,000	68,769
Taisho Pharmaceutical Holdings Co., Ltd.	900	73,201
Taiyo Nippon Sanso Corp.	6,000	31,557
Takashimaya Co., Ltd.	6,000	41,136
Takeda Pharmaceutical Co., Ltd.	20,100	924,752
TDK Corp.	3,200	118,996
Teijin Ltd.	23,000	56,203
Terumo Corp.	3,800	163,382
THK Co., Ltd.	3,000	45,838
Tobu Railway Co., Ltd.	26,000	139,899
Toho Co., Ltd.	3,000	55,159
Toho Gas Co., Ltd.	10,000	66,356

Schedule of Investments (continued)
ACWI ex-US Index Master Portfolio
(Percentages shown are based on Net Assets)

Tohoku Electric Power Co., Inc. (a)	11,700	94,033
Tokio Marine Holdings, Inc.	18,700	475,851
The Tokyo Electric Power Co., Inc. (a)	34,500	56,795
Tokyo Electron Ltd.	4,300	183,180
Tokyo Gas Co., Ltd.	65,000	357,430
Tokyu Corp.	30,000	143,303
Tokyu Land Corp.	12,000	64,128
TonenGeneral Sekiyu KK	8,000	69,389
Toppan Printing Co., Ltd.	15,000	86,998
Toray Industries, Inc.	38,000	224,810
Toshiba Corp.	106,000	339,730
Tosoh Corp.	14,000	26,580
TOTO Ltd.	8,000	58,767
Toyo Seikan Kaisha Ltd.	3,900	41,657
Toyo Suisan Kaisha Ltd.	2,000	50,046
Toyoda Gosei Co., Ltd.	1,700	34,043
Toyota Boshoku Corp.	1,400	14,523
Toyota Industries Corp.	4,200	117,568
Toyota Motor Corp.	70,800	2,776,018
Toyota Tsusho Corp.	5,500	117,489
Trend Micro, Inc.	2,500	69,705
Tsumura & Co.	1,400	43,802
Ube Industries Ltd.	25,000	53,685
Unicharm Corp.	2,900	166,272
Ushio, Inc.	2,500	29,988
USS Co. Ltd.	530	55,973
West Japan Railway Co.	4,400	187,903
Yahoo Japan Corp.	367	139,626
Yakult Honsha Co., Ltd.	2,500	118,542
Yamada Denki Co., Ltd.	2,290	100,456
Yamaguchi Financial Group, Inc.	6,000	48,550
Yamaha Corp.	3,400	31,478
Yamaha Motor Co., Ltd.	6,700	58,472
Yamato Holdings Co., Ltd.	9,400	148,667
Yamato Kogyo Co., Ltd.	1,200	35,338
Yamazaki Baking Co., Ltd.	3,000	40,150
Yaskawa Electric Corp.	6,000	40,019
Yokogawa Electric Corp.	5,200	60,017

		52,886,543

Malaysia - 0.8%
AirAsia Bhd	29,200	28,790
Alliance Financial Group Bhd	23,100	30,865
AMMB Holdings Bhd	45,400	94,318
Axiata Group Bhd	65,300	138,663
Berjaya Corp. Bhd	57,600	11,749
Berjaya Sports Toto Bhd	22,200	31,443
British American Tobacco (Malaysia) Bhd	3,000	59,205
Bumi Armada Bhd (a)	32,600	39,294
CIMB Group Holdings Bhd	119,800	293,427
DiGi.Com Bhd	79,800	137,552
Felda Global Ventures Holdings Bhd	25,500	40,296
Gamuda Bhd	41,700	46,830
Genting Bhd	52,100	148,086
Genting Malaysia Bhd	78,000	89,172
Genting Plantations Bhd	5,300	15,953
Hong Leong Bank Bhd	14,540	63,628
Hong Leong Financial Group Bhd	4,000	15,483
IHH Healthcare Bhd (a)	63,600	66,586
IJM Corp. Bhd	29,600	45,631
IOI Corp. Bhd	82,900	134,783
Kuala Lumpur Kepong Bhd	12,500	90,111
Lafarge Malayan Cement Bhd	10,900	31,739

Schedule of Investments (continued)
ACWI ex-US Index Master Portfolio
(Percentages shown are based on Net Assets)

Malayan Banking Bhd	96,600	284,326
Malaysia Airports Holdings Bhd	14,200	25,831
Malaysia Marine & Heavy Engineering Holdings Bhd	9,200	14,279
Maxis Communications Bhd	59,900	135,505
MISC Bhd	25,200	34,947
MMC Corp. Bhd	17,000	15,217
Parkson Holdings Bhd	16,200	25,503
Petronas Chemicals Group Bhd	69,100	144,320
Petronas Dagangan Bhd	5,300	38,997
Petronas Gas Bhd	13,700	85,006
PPB Group Bhd	10,800	42,566
Public Bank Bhd	27,800	130,725
RHB Capital Bhd	14,300	33,690
Sapurakencana Petroleum Bhd (a)	61,600	46,607
Sime Darby Bhd	72,300	231,659
SP Setia Bhd	11,900	14,162
Telekom Malaysia Bhd	27,400	55,408
Tenaga Nasional Bhd	68,900	153,173
UEM Land Holdings Bhd (a)	38,600	21,139
UMW Holdings Bhd	14,600	47,683
YTL Corp. Bhd	117,560	65,923
YTL Power International Bhd	58,000	31,429

		3,331,699

Mexico - 1.2%
Alfa SAB de CV	73,000	134,751
America Movil SAB de CV	1,002,700	1,280,664
Arca Continental SAB de CV	8,372	59,507
Cemex SAB de CV (a)	274,520	228,416
Coca-Cola Femsa SAB de CV	10,800	139,726
Compartamos SAB de CV	25,800	30,246
El Puerto de Liverpool SAB de CV	4,500	39,760
Fomento Economico Mexicano SAB de CV	50,900	468,833
Grupo Aeroportuario del Pacifico SAB de CV	7,000	29,503
Grupo Bimbo SAB de CV	42,800	106,536
Grupo Carso SAB de CV	14,500	49,724
Grupo Financiero Banorte SAB de CV	49,100	277,547
Grupo Financiero Inbursa SAB de CV	49,300	137,960
Grupo Mexico SAB de CV	104,523	344,952
Grupo Modelo SAB de CV	15,900	143,328
Grupo Televisa SAB CPO	68,900	325,290
Industrias Penoles SAB de CV	4,205	207,144
Kimberly-Clark de Mexico SAB de CV	37,400	89,347
Mexichem SAB de CV	19,830	94,515
Minera Frisco SAB de CV (a)	14,800	62,515
Wal-Mart de Mexico SAB de CV	138,800	390,463

		4,640,727

Morocco - 0.0%
Attijariwafa Bank	352	13,210
Douja Promotion Groupe Addoha SA	1,712	12,684
Maroc Telecom SA	1,670	19,878

		45,772

Netherlands - 1.8%
Aegon NV	44,147	229,511
Akzo Nobel NV	6,088	343,770
ASML Holding NV	10,742	574,572
Corio NV	1,528	64,966
DE Master Blenders 1753 NV (a)	15,455	186,367
Delta Lloyd NV	5,338	81,170

Schedule of Investments (continued)
ACWI ex-US Index Master Portfolio
(Percentages shown are based on Net Assets)

European Aeronautic Defence and Space Co. NV	10,821	342,971
Fugro NV	1,757	119,415
Gemalto NV	2,225	195,686
Heineken Holding NV	2,791	135,585
Heineken NV	6,120	364,814
ING Groep NV CVA (a)	98,238	778,064
Koninklijke Ahold NV	27,047	338,752
Koninklijke Boskalis Westminster NV	1,699	61,376
Koninklijke DSM NV	3,918	195,447
Koninklijke KPN NV	26,300	200,202
Koninklijke Philips Electronics NV	26,913	628,349
Koninklijke Vopak NV	1,744	122,372
QIAGEN NV (a)	6,039	111,346
Randstad Holding NV	3,083	102,472
Reed Elsevier NV	17,861	238,225
SBM Offshore NV (a)	4,194	59,756
STMicroelectronics NV	19,548	105,505
TNT Express NV	8,404	87,698
Unilever NV CVA	41,317	1,465,349
Wolters Kluwer NV	7,901	148,426

		7,282,166

New Zealand - 0.1%
Auckland International Airport Ltd.	18,230	39,554
Contact Energy Ltd. (a)	7,946	34,765
Fletcher Building Ltd.	17,864	102,828
SKYCITY Entertainment Group Ltd.	15,163	47,447
Telecom Corp. of New Zealand Ltd.	49,198	96,862

		321,456

Norway - 0.7%
Aker Solutions ASA	4,093	77,970
DnB NOR ASA	25,218	308,920
Gjensidige Forsikring ASA	5,195	72,177
Norsk Hydro ASA	28,764	135,173
Orkla ASA	20,190	153,830
Seadrill Ltd.	8,958	351,911
Statoil ASA	27,683	714,404
Subsea 7 SA	7,669	177,149
Telenor ASA	18,368	358,501
Yara International ASA	4,994	250,767

		2,600,802

Peru - 0.2%
Compania de Minas Buenaventura SA - ADR	5,025	195,774
Credicorp Ltd.	1,875	234,900
Southern Copper Corp.	4,669	160,427
Volcan Cia Minera SAA	28,729	32,296

		623,397

Philippines - 0.2%
Aboitiz Equity Ventures, Inc.	46,600	54,537
Aboitiz Power Corp.	51,200	41,146
Alliance Global Group, Inc.	107,000	37,617
Ayala Corp.	4,490	45,753
Ayala Land, Inc.	122,100	69,765
Bank of the Philippine Islands	24,320	46,422
BDO Unibank, Inc.	36,704	57,008
DMCI Holdings, Inc.	18,000	24,993
Energy Development Corp.	185,500	27,055

Schedule of Investments (continued)
ACWI ex-US Index Master Portfolio
(Percentages shown are based on Net Assets)

Globe Telecom, Inc.	960	26,621
International Container Terminal Services, Inc.	19,200	32,363
Jollibee Foods Corp.	11,810	28,615
Manila Electric Co.	5,160	31,540
Metropolitan Bank & Trust	12,940	28,664
Philippine Long Distance Telephone Co.	1,045	69,719
San Miguel Corp.	11,602	30,682
SM Investments Corp.	5,830	101,966
SM Prime Holdings, Inc.	171,350	58,223
Universal Robina Corp.	18,500	30,850

		843,539

Poland - 0.3%
Asseco Poland SA	1,413	19,703
Bank Handlowy w Warszawie SA	705	19,383
Bank Millennium SA (a)	13,346	16,139
Bank Pekao SA	3,060	150,961
BRE Bank SA (a)	362	35,737
Cyfrowy Polsat SA (a)	3,713	17,010
Enea SA	3,084	15,741
Eurocash SA	1,807	22,243
Grupa Lotos SA (a)	1,964	19,292
Jastrzebska Spolka Weglowa SA	778	22,219
Kernel Holding SA (a)	1,059	21,497
KGHM Polska Miedz SA	3,565	170,079
PGE SA	19,204	110,897
Polski Koncern Naftowy Orlen SA (a)	8,342	118,520
Polskie Gornictwo Naftowe i Gazownictwo SA (a)	43,023	54,687
Powszechna Kasa Oszczednosci Bank Polski SA	18,296	203,344
Powszechny Zaklad Ubezpieczen SA	1,429	160,744
Synthos SA	15,178	27,067
Tauron Polska Energia SA	26,597	40,654
Telekomunikacja Polska SA	17,078	87,692
TVN SA	5,150	11,146

		1,344,755

Portugal - 0.1%
Banco Espirito Santo SA, Registered Shares (a)	47,212	34,231
EDP - Energias de Portugal SA	49,195	135,156
Galp Energia SGPS SA	6,082	98,533
Jeronimo Martins SGPS SA	5,637	94,107
Portugal Telecom SGPS SA, Registered Shares	15,020	74,217

		436,244

Russia - 1.4%
AK Transneft OAO, Preference Shares	39	71,279
Federal Grid Co. Unified Energy System JSC (a)	8,020,000	59,865
Federal Hydrogenerating Co. JSC	3,258,000	89,580
Gazprom OAO	275,270	1,395,073
IDGC Holding JSC (a)	375,700	28,483
Inter Rao Ues OAO (a)	52,800,000	45,476
LSR Group	3,461	16,094
Lukoil OAO	13,335	823,431
Magnit OJSC	6,249	212,819
Mechel	3,335	23,478
MMC Norilsk Nickel OJSC	1,294	205,562
Mobile Telesystems OJSC	13,852	242,687
NovaTek OAO	2,237	265,573
Novolipetsk Steel OJSC	953	18,959
Rosneft Oil Co.	33,540	227,324
Rostelecom OJSC	30,970	133,352

Schedule of Investments (continued)
ACWI ex-US Index Master Portfolio
(Percentages shown are based on Net Assets)

Sberbank of Russia	221,230	647,043
Sberbank of Russia, Preference Shares	26,500	56,398
Severstal OAO	6,050	76,664
Sistema JSFC	2,610	53,290
Surgutneftegas OJSC	198,100	178,725
Surgutneftegas OJSC, Preference Shares	178,400	119,804
Tatneft	36,700	237,343
TMK OAO (a)	1,167	17,750
Uralkali OJSC	35,530	294,321
VTB Bank OJSC	76,960,000	131,171

		5,671,544

Singapore - 1.3%
Ascendas Real Estate Investment Trust	67,000	131,233
CapitaLand Ltd.	71,000	182,883
CapitaMall Trust	69,000	113,162
CapitaMalls Asia Ltd.	38,000	50,868
City Developments Ltd.	14,000	133,254
ComfortDelGro Corp. Ltd.	50,000	69,748
Cosco Corp. (Singapore) Ltd.	33,000	25,814
DBS Group Holdings Ltd.	46,684	545,280
Fraser and Neave Ltd.	24,000	172,966
Genting Singapore Plc	155,000	172,325
Global Logistic Properties Ltd.	57,000	116,189
Golden Agri-Resources Ltd.	182,000	97,294
Hutchison Port Holdings Trust	139,000	100,402
Jardine Cycle & Carriage Ltd.	2,000	78,067
Keppel Corp. Ltd.	38,000	351,340
Keppel Land Ltd.	21,000	60,432
Neptune Orient Lines Ltd. (a)	29,000	26,569
Noble Group Ltd.	112,000	120,213
Olam International Ltd.	41,000	68,013
Oversea-Chinese Banking Corp.	67,000	508,139
SembCorp Industries Ltd.	24,000	110,257
SembCorp Marine Ltd.	24,000	96,534
Singapore Airlines Ltd.	15,000	130,920
Singapore Exchange Ltd.	23,000	130,724
Singapore Press Holdings Ltd.	4,000	13,239
Singapore Technologies Engineering Ltd.	37,000	106,463
Singapore Telecommunications Ltd.	146,000	380,176
Singapore Telecommunications Ltd.	54,000	140,587
StarHub Ltd.	17,000	51,447
United Overseas Bank Ltd.	33,000	526,251
UOL Group Ltd.	12,000	55,859
Wilmar International Ltd.	54,000	142,582
Yangzijiang Shipbuilding Holdings Ltd.	54,000	42,882

		5,052,112

South Africa - 1.8%
ABSA Group Ltd.	7,287	121,576
African Bank Investments Ltd.	17,514	69,685
African Rainbow Minerals Ltd.	2,610	51,234
Anglo American Platinum Ltd.	1,838	94,404
AngloGold Ashanti Ltd.	10,084	351,516
ArcelorMittal South Africa Ltd. (a)	4,174	20,645
Aspen Pharmacare Holdings Ltd.	7,265	125,016
Assore Ltd.	780	30,898
Aveng Ltd.	10,076	37,991
Barloworld Ltd.	5,391	46,557
Bidvest Group Ltd.	7,290	180,343
Discovery Holdings Ltd.	7,342	49,057
Exxaro Resources Ltd.	2,899	56,085

Schedule of Investments (continued)
ACWI ex-US Index Master Portfolio
(Percentages shown are based on Net Assets)

FirstRand Ltd.	83,162	278,734
The Foschini Group Ltd.	5,458	82,939
Gold Fields Ltd.	18,790	237,452
Growthpoint Properties Ltd.	43,206	129,398
Harmony Gold Mining Co. Ltd.	10,405	85,949
Impala Platinum Holdings Ltd.	14,384	240,261
Imperial Holdings Ltd.	4,663	104,908
Investec Ltd.	5,327	32,785
Kumba Iron Ore Ltd.	2,252	135,748
Liberty Holdings Ltd.	2,156	25,742
Life Healthcare Group Holdings Ltd.	21,834	83,415
Massmart Holdings Ltd.	2,617	52,475
MMI Holdings Ltd.	23,923	60,840
Mr Price Group Ltd.	6,224	94,216
MTN Group Ltd.	43,492	839,618
Naspers Ltd.	10,105	626,732
Nedbank Group Ltd.	7,770	171,406
Netcare Ltd.	27,339	58,700
Northam Platinum Ltd.	4,502	16,185
Pick n Pay Stores Ltd.	5,077	27,230
Pretoria Portland Cement Co. Ltd.	13,210	45,920
Redefine Properties Ltd.	65,413	73,485
Remgro Ltd.	10,645	186,105
Reunert Ltd.	3,702	30,698
RMB Holdings Ltd.	16,591	73,769
RMI Holdings	15,431	39,893
Sanlam Ltd.	45,522	205,698
Sappi Ltd. (a)	13,940	39,875
Sasol Ltd.	14,322	638,613
Shoprite Holdings Ltd.	11,579	233,952
The Spar Group Ltd.	4,140	63,653
Standard Bank Group Ltd.	32,549	413,487
Steinhoff International Holdings Ltd. (a)	27,226	85,395
Tiger Brands Ltd.	4,090	134,161
Truworths International Ltd.	11,068	125,123
Vodacom Group Ltd.	10,614	130,235
Woolworths Holdings Ltd.	19,032	138,973

		7,278,775

South Korea - 3.6%
Amorepacific Corp.	79	83,874
AMOREPACIFIC Group	125	55,447
BS Financial Group, Inc.	4,530	48,659
Celltrion, Inc.	2,594	65,009
Cheil Industries, Inc.	1,214	110,270
CJ CheilJedang Corp.	207	57,110
CJ Corp.	313	28,233
Daelim Industrial Co. Ltd.	714	60,451
Daewoo Engineering & Construction Co. Ltd. (a)	2,620	24,491
Daewoo International Corp.	760	28,620
Daewoo Securities Co. Ltd.	3,770	42,905
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	2,450	56,675
DGB Financial Group, Inc.	3,100	40,798
Dongbu Insurance Co. Ltd.	1,000	43,379
Dongkuk Steel Mill Co. Ltd.	960	13,970
Doosan Corp.	265	32,593
Doosan Heavy Industries & Construction Co. Ltd.	1,216	60,865
Doosan Infracore Co. Ltd. (a)	2,890	48,934
E-Mart Co. Ltd.	550	119,680
GS Engineering & Construction Corp.	906	61,855
GS Holdings	1,299	77,338
Hana Financial Group, Inc.	4,410	134,500
Hankook Tire Co. Ltd.	2,440	91,328

Schedule of Investments (continued)
ACWI ex-US Index Master Portfolio
(Percentages shown are based on Net Assets)

Hanwha Chem Corp.	2,390	45,406
Hanwha Corp.	1,080	33,424
Honam Petrochemical Corp.	348	82,103
Hynix Semiconductor, Inc. (a)	13,660	277,611
Hyosung Corp.	547	30,472
Hyundai Department Store Co. Ltd.	419	57,343
Hyundai Development Co.	1,540	30,579
Hyundai Engineering & Construction Co. Ltd.	1,773	106,863
Hyundai Glovis Co. Ltd.	336	73,287
Hyundai Heavy Industries Co. Ltd.	1,110	249,861
Hyundai Hysco Co. Ltd.	890	37,575
Hyundai Marine & Fire Insurance Co. Ltd.	1,460	45,191
Hyundai Merchant Marine Co. Ltd. (a)	860	20,567
Hyundai Mipo Dockyard	306	37,122
Hyundai Mobis	1,777	494,015
Hyundai Motor Co.	4,071	918,242
Hyundai Motor Co., Preference Shares	517	33,377
Hyundai Motor Co., Second Preference Shares	926	64,375
Hyundai Securities Co. Ltd.	2,820	23,404
Hyundai Steel Co.	1,478	116,483
Hyundai Wia Corp.	395	66,288
Industrial Bank of Korea	3,920	42,955
Kangwon Land, Inc.	2,320	52,019
KB Financial Group, Inc.	9,547	338,397
KCC Corp.	87	22,734
Kia Motors Corp.	6,872	426,980
Korea Aerospace Industries Ltd.	810	20,256
Korea Electric Power Corp. (a)	6,640	166,712
Korea Exchange Bank (a)	6,350	48,372
Korea Gas Corp.	700	44,907
Korea Investment Holdings Co. Ltd.	940	33,773
Korea Life Insurance Co. Ltd.	4,970	34,450
Korea Zinc Co. Ltd.	211	91,831
Korean Air Lines Co. Ltd. (a)	1,370	58,295
KP Chemical Corp.	1,170	13,736
KT Corp.	800	25,271
KT&G Corp.	2,764	210,640
Kumho Petro Chemical Co. LTD.	321	35,361
LG Chem Ltd.	1,234	364,784
LG Chem Ltd., Preference Shares	179	15,869
LG Corp.	2,423	134,663
LG Display Co. Ltd. (a)	5,980	151,328
LG Electronics, Inc.	2,838	175,277
LG Household & Health Care Ltd.	242	137,820
LG Innotek Co. Ltd. (a)	213	15,422
LG Uplus Corp.	5,940	38,758
Lotte Confectionery Co. Ltd.	16	22,355
Lotte Shopping Co. Ltd.	253	72,553
LS Corp.	425	36,814
LS Industrial Systems Co. Ltd.	305	19,033
Mando Corp.	358	49,375
Mirae Asset Securities Co. Ltd.	530	16,019
NCSoft Corp.	423	90,353
NHN Corp.	1,077	280,697
OCI Co. Ltd.	375	60,178
Orion Corp.	85	74,203
POSCO	1,711	559,937
S-Oil Corp.	1,183	111,708
S1 Corp.	554	33,980
Samsung C&T Corp.	3,166	186,768
Samsung Card Co.	1,020	36,571
Samsung Electro-Mechanics Co. Ltd.	1,517	130,746
Samsung Electronics Co. Ltd.	2,852	3,436,940
Samsung Electronics Co. Ltd., Preference Shares	522	368,966

Schedule of Investments (continued)
ACWI ex-US Index Master Portfolio
(Percentages shown are based on Net Assets)

Samsung Engineering Co. Ltd.	790	135,552
Samsung Fire & Marine Insurance Co. Ltd.	898	192,150
Samsung Heavy Industries Co. Ltd.	4,080	137,092
Samsung Life Insurance Co. Ltd.	1,564	134,775
Samsung SDI Co. Ltd.	893	126,296
Samsung Securities Co. Ltd.	1,556	72,871
Samsung Techwin Co. Ltd.	954	54,825
Shinhan Financial Group Co. Ltd.	8,206	278,910
Shinsegae Co. Ltd.	167	31,461
SK C&C Co. Ltd.	601	53,740
SK Holdings Co. Ltd.	687	95,220
SK Innovation Co. Ltd.	1,616	242,814
SK Networks Co. Ltd.	2,710	24,846
SK Telecom Co. Ltd.	263	34,547
Woongjin Coway Co. Ltd.	1,210	33,477
Woori Finance Holdings Co. Ltd.	9,670	95,170
Woori Investment & Securities Co. Ltd.	3,840	40,215
Yuhan Corp.	183	25,169

		14,327,508

Spain - 1.9%
Abertis Infraestructuras SA	9,500	140,013
Acciona SA	538	30,649
Acerinox SA	2,535	28,477
ACS Actividades de Construccion y Servicios SA	3,324	68,510
Amadeus IT Holding SA, Class A	8,843	206,165
Banco Bilbao Vizcaya Argentaria SA	137,914	1,085,088
Banco de Sabadell SA	78,620	211,249
Banco Popular Espanol SA	45,196	98,944
Banco Santander SA (a)	251,934	1,880,536
Bankia SA (a)	29,896	50,026
CaixaBank	23,143	87,165
Distribuidora Internacional de Alimentacion SA	334	1,845
Enagas SA	4,165	82,135
Ferrovial SA	10,241	133,420
Gas Natural SDG SA	9,016	127,582
Grifols SA (a)	3,754	124,082
Iberdrola SA	101,691	461,068
Inditex SA	5,535	687,739
International Consolidated Airlines Group SA (a)	22,010	52,994
Mapfre SA	21,149	57,988
Red Electrica Corp. SA	2,750	130,340
Repsol YPF SA	21,184	411,692
Telefonica SA	103,072	1,377,623
Zardoya Otis SA	4,322	50,841

		7,586,171

Sweden - 2.1%
Alfa Laval AB	8,301	150,836
Assa Abloy AB, Class B	9,341	303,275
Atlas Copco AB, Class A	18,607	434,778
Atlas Copco AB, Class B	8,509	178,360
Boliden AB	7,036	117,668
Electrolux AB, Class B	6,122	151,272
Elekta AB	9,332	123,203
Getinge AB, Class B	5,094	153,781
Hennes & Mauritz AB, Class B	24,026	836,181
Hexagon AB, Class B	6,156	132,390
Holmen AB, Class B	1,116	30,514
Husqvarna AB, Class B	10,398	53,124
Industrivarden AB, Class C	2,661	38,131
Investment AB Kinnevik, Class B	5,298	110,138

Schedule of Investments (continued)
ACWI ex-US Index Master Portfolio
(Percentages shown are based on Net Assets)

Investor AB, Class B	12,166	268,103
Lundin Petroleum AB (a)	5,697	139,130
Millicom International Cellular SA	1,559	144,653
Modern Times Group AB, Class B	1,170	51,760
Nordea Bank AB	68,873	681,704
Ratos AB, Class B	4,891	43,162
Sandvik AB	26,310	357,841
Scania AB, Class B	7,955	146,244
Securitas AB, Class B	7,552	56,748
Skandinaviska Enskilda Banken AB, Class A	37,430	313,641
Skanska AB, Class B	9,397	152,418
SKF AB, Class B	9,587	207,172
SSAB AB, Class A	3,864	27,513
Svenska Cellulosa AB	15,342	285,236
Svenska Handelsbanken AB, Class A	12,904	484,274
Swedbank AB, Class A	21,869	411,334
Swedish Match AB	5,260	212,933
Tele2 AB, Class B	8,009	145,459
Telefonaktiebolaget LM Ericsson, Class B	77,498	706,866
TeliaSonera AB	56,076	403,503
Volvo AB, Class B	35,435	497,843

		8,551,188

Switzerland - 6.0%
ABB Ltd.,Registered Shares	57,321	1,075,523
Actelion Ltd.,Registered Shares	2,860	143,360
Adecco SA, Registered Shares	3,322	158,572
Aryzta AG	2,309	110,833
Baloise Holding AG, Registered Shares	1,362	107,180
Banque Cantonale Vaudoise	80	41,467
Barry Callebaut AG	51	47,355
Cie Financiere Richemont SA, Bearer A Shares	13,457	808,001
Credit Suisse Group AG	31,562	667,354
GAM Holding AG	4,623	60,333
Geberit AG, Registered Shares	951	207,130
Givaudan SA, Registered Shares	206	195,577
Glencore International Plc	98,871	549,180
Holcim Ltd., Registered Shares	6,076	386,986
Julius Baer Group Ltd.	5,151	179,672
Kuehne & Nagel International AG, Registered Shares	1,722	194,868
Lindt & Spruengli AG	3	108,338
Lindt & Spruengli AG, Registered Shares	22	69,616
Lonza Group AG, Registered Shares	1,330	69,615
Nestle SA, Registered Shares	84,585	5,337,089
Novartis AG, Registered Shares	59,197	3,623,061
Pargesa Holding SA	741	49,055
Partners Group Holding AG	324	67,453
Roche Holding AG	17,930	3,353,746
Schindler Holding AG Participation Certificates	1,265	155,749
Schindler Holding AG, Registered Shares	456	56,342
SGS SA, Registered Shares	144	296,126
Sika AG, Registered Shares	56	114,229
Sonova Holding AG, Registered Shares	1,256	127,083
Straumann Holding AG, Registered Shares	255	33,910
Sulzer AG	562	82,035
Swatch Group AG, Bearer Shares	844	337,055
Swatch Group AG, Registered Shares	915	63,701
Swiss Life Holding AG, Registered Shares	731	87,307
Swiss Prime Site AG	1,181	97,663
Swiss Re AG	8,997	578,901
Swisscom AG	683	274,962
Syngenta AG, Registered Shares	2,487	930,343
Transocean Ltd.	9,341	418,191

Schedule of Investments (continued)
ACWI ex-US Index Master Portfolio
(Percentages shown are based on Net Assets)

UBS AG, Registered Shares	94,602	1,151,946
Wolseley Plc	7,716	330,059
Zurich Insurance Group AG	3,794	945,872

		23,692,838

Taiwan - 2.6%
Acer, Inc. (a)	59,000	57,779
Advanced Semiconductor Engineering, Inc.	159,097	121,740
Advantech Co. Ltd.	8,000	29,153
Asia Cement Corp.	47,462	59,808
Asustek Computer, Inc.	17,220	186,413
AU Optronics Corp. (a)	268,000	95,834
Capital Securities Corp.	44,000	16,646
Catcher Technology Co. Ltd.	15,000	70,270
Cathay Financial Holding Co. Ltd.	250,447	267,299
Chang Hwa Commercial Bank	109,717	59,174
Cheng Shin Rubber Industry Co. Ltd.	48,336	126,573
Cheng Uei Precision Industry Co. Ltd.	8,079	19,293
Chicony Electronics Co. Ltd.	9,315	21,850
Chimei Innolux Corp. (a)	136,401	49,388
China Airlines Ltd. (a)	69,687	29,055
China Development Financial Holding Corp. (a)	307,765	75,816
China Life Insurance Co. Ltd. (a)	49,831	45,792
China Motor Corp.	17,000	16,327
China Petrochemical Development Corp.	63,500	53,559
China Steel Corp.	306,743	279,441
Chinatrust Financial Holding Co. Ltd.	277,225	166,547
Chunghwa Telecom Co. Ltd.	97,000	309,881
Clevo Co.	10,000	14,762
Compal Electronics, Inc.	110,000	98,573
CTCI Corp.	14,000	31,982
Delta Electronics, Inc.	46,000	177,456
E Ink Holdings, Inc.	18,000	19,540
E.Sun Financial Holding Co. Ltd.	102,039	57,556
Epistar Corp.	17,000	36,136
Eternal Chemical Co. Ltd.	7,000	5,971
Eva Airways Corp.	38,000	22,238
Evergreen Marine Corp. Taiwan Ltd. (a)	47,000	24,692
Everlight Electronics Co. Ltd.	9,000	14,486
Far Eastern Department Stores Co. Ltd.	18,907	20,309
Far Eastern New Century Corp.	71,162	80,055
Far EasTone Telecommunications Co. Ltd.	42,000	103,644
Farglory Land Development Co. Ltd.	9,000	16,804
Feng Hsin Iron & Steel Co.	9,000	15,580
First Financial Holding Co. Ltd.	174,809	107,770
Formosa Chemicals & Fibre Corp.	86,000	230,304
Formosa International Hotels Corp.	1,100	13,146
Formosa Petrochemical Corp.	27,000	81,002
Formosa Plastics Corp.	101,000	287,772
Formosa Taffeta Co. Ltd.	17,000	16,266
Foxconn Technology Co. Ltd.	17,902	69,303
Fubon Financial Holding Co. Ltd.	140,952	152,241
Giant Manufacturing Co. Ltd.	8,000	42,342
Highwealth Construction Corp.	10,000	16,750
Hiwin Technologies Corp.	5,150	37,564
Hon Hai Precision Industry Co. Ltd.	260,000	814,072
Hotai Motor Co. Ltd.	6,000	42,822
HTC Corp.	19,050	183,960
Hua Nan Financial Holdings Co. Ltd.	127,440	71,250
Inotera Memories, Inc. (a)	57,000	9,818
Inventec Corp.	43,470	17,150
Kinsus Interconnect Technology Corp.	6,000	17,559
Largan Precision Co. Ltd.	3,000	61,695

Schedule of Investments (continued)
ACWI ex-US Index Master Portfolio
(Percentages shown are based on Net Assets)

LCY Chemical Corp.	10,000	14,441
Lite-On Technology Corp.	49,265	63,454
Macronix International	89,266	29,673
MediaTek, Inc.	30,000	315,871
Mega Financial Holding Co. Ltd.	197,072	151,126
Motech Industries, Inc. (a)	11,000	11,540
MStar Semiconductor, Inc.	5,100	40,848
Nan Kang Rubber Tire Co. Ltd.	14,819	20,608
Nan Ya Plastics Corp.	121,000	241,964
Nan Ya Printed Circuit Board Corp.	6,000	9,762
Novatek Microelectronics Corp.	13,000	46,811
Pegatron Corp.	40,000	51,825
Phison Electronics Corp.	3,000	24,084
Pou Chen Corp.	56,000	57,088
Powertech Technology, Inc.	18,100	34,591
President Chain Store Corp.	15,000	80,069
Quanta Computer, Inc.	62,000	164,390
Radiant Opto-Electronics Corp.	10,300	44,518
Realtek Semiconductor Corp.	9,090	17,908
Richtek Technology Corp.	3,000	17,900
Ruentex Development Co. Ltd.	18,000	33,940
Ruentex Industries Ltd.	10,000	23,360
Shin Kong Financial Holding Co. Ltd. (a)	170,000	47,135
Siliconware Precision Industries Co.	79,000	87,485
Simplo Technology Co. Ltd.	6,600	39,393
Sino-American Silicon Products, Inc.	9,000	12,148
SinoPac Financial Holdings Co. Ltd.	153,209	64,268
Standard Foods Corp.	7,440	20,598
Synnex Technology International Corp.	30,000	67,795
Taishin Financial Holding Co. Ltd.	164,118	63,040
Taiwan Business Bank (a)	54,080	16,224
Taiwan Cement Corp.	82,000	101,190
Taiwan Cooperative Financial Holding	136,225	75,277
Taiwan Fertilizer Co. Ltd.	17,000	45,949
Taiwan Glass Industry Corp.	16,720	16,898
Taiwan Mobile Co. Ltd.	41,800	152,433
Taiwan Semiconductor Manufacturing Co. Ltd.	637,000	1,959,586
Teco Electric & Machinery Co. Ltd.	46,000	31,734
TPK Holding Co. Ltd.	5,887	76,944
Transcend Information, Inc.	6,000	16,201
Tripod Technology Corp.	12,000	29,347
TSRC Corp.	13,200	29,163
Tung Ho Steel Enterprise Corp.	16,000	16,343
U-Ming Marine Transport Corp.	10,000	15,958
Uni-President Enterprises Corp.	101,906	180,052
Unimicron Technology Corp.	32,000	37,964
United Microelectronics Corp.	310,000	128,273
Walsin Lihwa Corp. (a)	85,000	29,603
Wan Hai Lines Ltd. (a)	31,000	17,346
Wintek Corp. (a)	47,399	24,663
Wistron Corp.	51,606	61,792
WPG Holdings Ltd.	30,270	40,174
Yang Ming Marine Transport Corp. (a)	33,000	13,696
Yuanta Financial Holding Co. Ltd.	219,733	114,999
Yulon Motor Co. Ltd.	21,000	42,088
Zhen Ding Technology Holding Ltd.	4,200	13,170

		10,354,908

Thailand - 0.5%
Advanced Info Service PCL	23,600	163,893
Bangkok Bank PCL Foreign Registered	21,800	141,995
Bangkok Bank PCL NVDR	15,800	99,328
Bank of Ayudhya PCL	50,500	51,082

Schedule of Investments (continued)
ACWI ex-US Index Master Portfolio
(Percentages shown are based on Net Assets)

Banpu PCL	3,100	39,385
Charoen Pokphand Foods PCL	82,800	89,990
CP ALL PCL	116,300	133,756
Indorama Ventures PCL	34,700	32,275
IRPC PCL	245,000	33,823
Kasikornbank PCL Foreign Registered	33,000	195,060
Kasikornbank PCL NVDR	19,600	115,932
Krung Thai Bank PCL	84,700	50,230
PTT Exploration & Production PCL	32,800	172,805
PTT Global Chemical PCL	5,600	11,446
PTT Global Chemical PCL	38,568	78,833
PTT PCL	23,000	245,321
Siam Cement PCL	10,200	131,447
Siam Commercial Bank PCL	42,500	231,979
Thai Oil PCL	23,800	50,358

		2,068,938

Turkey - 0.4%
Akbank TAS	47,943	189,471
Anadolu Efes Biracilik Ve Malt Sanayii AS	4,781	71,033
Arcelik AS	5,894	31,386
Asya Katilim Bankasi AS (a)	15,805	17,422
BIM Birlesik Magazalar AS	2,785	116,191
Coca-Cola Icecek AS	1,846	34,511
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	29,805	41,677
Enka Insaat ve Sanayi AS	6,617	16,586
Eregli Demir ve Celik Fabrikalari TAS	25,904	31,890
Ford Otomotiv Sanayi AS	1,680	17,383
Haci Omer Sabanci Holding AS	19,269	84,532
KOC Holding AS	15,144	60,605
Koza Altin Isletmeleri AS	816	17,499
TAV Havalimanlari Holding AS (a)	3,097	15,345
Tupras Turkiye Petrol Rafinerileri AS	3,956	90,330
Turk Hava Yollari (a)	10,553	22,104
Turk Telekomunikasyon AS	12,837	51,131
Turkcell Iletisim Hizmetleri AS (a)	23,428	142,877
Turkiye Garanti Bankasi AS	60,298	251,904
Turkiye Halk Bankasi AS	7,629	59,478
Turkiye Is Bankasi	38,162	119,942
Turkiye Sise ve Cam Fabrikalari AS	10,406	14,439
Turkiye Vakiflar Bankasi Tao	18,339	39,646
Yapi ve Kredi Bankasi AS (a)	21,233	50,606

		1,587,988

United Kingdom - 15.3%
3i Group Plc	23,494	84,667
Aberdeen Asset Management Plc	22,474	113,078
Admiral Group Plc	5,252	89,509
Aggreko Plc	6,809	254,892
AMEC Plc	8,316	154,324
Anglo American Plc	36,078	1,062,072
Antofagasta Plc	10,811	221,106
ARM Holdings Plc	35,100	327,611
Associated British Foods Plc	10,871	226,523
AstraZeneca Plc	32,645	1,558,634
Aviva Plc	74,683	385,913
Babcock International Group Plc	9,226	138,332
BAE Systems Plc	89,836	472,335
Balfour Beatty Plc	18,236	89,621
Barclays Plc	298,920	1,038,030
BG Group Plc	87,181	1,764,082
BHP Billiton Plc	54,045	1,687,719

Schedule of Investments (continued)
ACWI ex-US Index Master Portfolio
(Percentages shown are based on Net Assets)

BP Plc	486,527	3,429,954
British American Tobacco Plc	49,873	2,562,642
British Land Co. Plc	21,244	179,430
British Sky Broadcasting Group Plc	29,051	348,685
BT Group Plc	201,828	752,362
Bunzl Plc	8,249	147,929
Burberry Group Plc	11,253	182,209
The Capita Group Plc	16,280	203,892
Capital Shopping Centres Group Plc	13,810	73,150
Carnival Plc	4,573	168,450
Centrica Plc	137,359	726,850
Cobham Plc	27,785	99,667
Compass Group Plc	51,215	566,143
Croda International Plc	3,416	134,101
Diageo Plc	64,025	1,802,825
Eurasian Natural Resources Corp. Plc	7,121	35,603
Evraz Plc	9,848	39,323
Experian Plc	27,418	456,529
Fresnillo Plc	4,660	139,870
G4S Plc	35,125	150,872
GKN Plc	39,599	137,686
GlaxoSmithKline Plc	128,360	2,962,884
Hammerson Plc	17,922	130,816
HSBC Holdings Plc	462,651	4,297,912
ICAP Plc	13,183	68,527
IMI Plc	8,373	121,975
Imperial Tobacco Group Plc	25,832	956,986
Inmarsat Plc	11,789	112,556
Intercontinental Hotels Group Plc	7,270	190,908
Intertek Group Plc	3,941	174,724
Invensys Plc	19,211	72,829
Investec Plc	12,972	80,309
ITV Plc	95,920	137,121
J Sainsbury Plc	40,790	229,239
Johnson Matthey Plc	5,283	206,353
Kazakhmys Plc	5,223	58,600
Kingfisher Plc	65,614	280,498
Land Securities Group Plc	20,045	247,039
Legal & General Group Plc	160,502	342,656
Lloyds Banking Group Plc (a)	1,086,003	683,808
London Stock Exchange Group Plc	4,275	65,214
Lonmin Plc	4,201	37,931
Man Group Plc	46,796	62,398
Marks & Spencer Group Plc	40,335	232,773
Meggitt Plc	19,559	124,824
Melrose Plc	29,333	114,938
National Grid Plc	91,429	1,008,540
Next Plc	4,188	233,644
Old Mutual Plc	134,780	370,795
Pearson Plc	21,015	410,813
Petrofac Ltd.	6,472	167,216
Prudential Plc	66,479	863,247
Randgold Resources Ltd.	2,284	280,960
Reckitt Benckiser Group Plc	16,742	964,581
Reed Elsevier Plc	32,119	307,483
Resolution Ltd.	35,024	122,905
Rexam Plc	22,015	154,900
Rio Tinto Plc	34,427	1,609,779
Rolls-Royce Holdings Plc	48,747	664,991
Royal Bank of Scotland Group Plc (a)	54,296	225,588
Royal Dutch Shell Plc, Class A	95,531	3,310,722
Royal Dutch Shell Plc, Class B	67,173	2,390,404
RSA Insurance Group Plc	88,306	157,868
SABMiller Plc	24,600	1,082,401

Schedule of Investments (continued)
ACWI ex-US Index Master Portfolio
(Percentages shown are based on Net Assets)

The Sage Group Plc	32,030	162,300
Schroders Plc	2,804	68,904
Segro Plc	18,445	67,753
Serco Group Plc	13,142	123,249
Severn Trent Plc	6,031	163,541
Shire Plc	15,159	447,171
Smith & Nephew Plc	26,401	291,239
Smiths Group Plc	9,770	164,119
SSE Plc	25,254	568,282
Standard Chartered Plc	61,435	1,392,049
Standard Life Plc	59,973	264,737
Tate & Lyle Plc	11,973	128,781
Tesco Plc	206,935	1,111,243
TUI Travel Plc	12,372	46,845
Tullow Oil Plc	23,788	527,716
Unilever Plc	33,148	1,210,297
United Utilities Group Plc	17,369	200,805
Vedanta Resources Plc	2,952	49,247
Vodafone Group Plc	1,262,366	3,587,177
The Weir Group Plc	5,301	151,752
Whitbread Plc	4,516	165,636
WM Morrison Supermarkets Plc	63,015	290,544
WPP Plc	32,468	442,242
Xstrata Plc	53,912	836,335

		60,789,239

Total Common Stocks - 96.5%		382,962,670

Investment Companies

India - 1.6%
iShares S&P India Nifty 50 Index Fund (b)	263,910	6,476,352

Total Investment Companies - 1.6%		6,476,352

Preferred Stocks

Brazil - 0.0%
Marcopolo SA	12,200	71,313

Total Preferred Stocks - 0.0%		71,313

Rights

France - 0.0%
Compagnie Generale de Geophysique - Veritas (Expires 10/12/12) (a)	3,527	5,693

Malaysia - 0.0%
YTL Corp. Bhd (Expires 10/17/12) (a)	7,837	3,897

Thailand - 0.0%
Krung Thai Bank PCL (Expires 10/09/12) (a)	21,175	3,921

Total Rights - 0.0%		13,511

Total Long-Term Investments (Cost - $ 359,379,532) - 98.1%		389,523,846

Schedule of Investments (continued)
ACWI ex-US Index Master Portfolio
(Percentages shown are based on Net Assets)

Short-Term Securities
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.25% (b)(c)	4,199,237	4,199,237

Total Short-Term Securities (Cost - $ 4,199,237) - 1.1%		4,199,237

Total Investments (Cost - $ 363,578,769*) - 99.2%		393,723,083

Other Assets Less Liabilities - 0.8%		3,354,758

Net Assets - 100.0%		$397,077,841

*	As of September 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Aggregate cost	$363,578,769

Gross unrealized appreciation	$36,077,051
Gross unrealized depreciation	(5,932,737)

Net unrealized appreciation	$30,144,314

(a)	Non-income producing security.
(b)	Investments in issuers considered to be an affiliate of the Master Portfolio during the period ended September 30, 2012, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31,2011	Shares Purchased	Shares Sold	Shares Held at September 30,2012	Value at September 31,2012	Income	Realized Loss
BlackRock Cash Funds:
Institutional, SL Agency Shares	3,240,217	959,020[1]	-	4,199,237	$4,199,237	$14,379	-

iShares S&P India Nifty 50 Index Fund	31,280	266,299	(33,669)	263,910	$6,476,352	$20,808	$(144,843)

1 Represents net shares purchased.

(c)	Represents the current yield as of report date.

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	ADR	American Depositary Receipts	GBP	British Pound	SEK	Swedish Krona
	AUD	Australian Dollar	HKD	Hong Kong Dollar	SGD	Singapore Dollar
	BRL	Brazilian Real	IDR	Indonesian Rupiah	USD	US Dollar
	CAD	Canadian Dollar	JPY	Japanese Yen	ZAR	South African Rand
	CHF	Swiss Franc	MXN	Mexican Peso
	DKK	Danish Krone	NOK	Norwegian Krone
	EUR	Euro	NVDR	Non-Voting Depositary Receipts

Schedule of Investments (continued)	ACWI ex-US Index Master Portfolio

•

For Master Portfolio compliance purposes, the Master Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Master Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Financial futures contracts purchased as of September 30, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
73	E-mini MSCI EAFE Index	NYSE Liffe U.S.	December 2012	$5,468,430	$(163,783)
35	MSCI Emerging Markets Mini Index	NYSE Liffe U.S.	December 2012	$1,739,500	(40,898)
					$(204,681)

•	Foreign currency exchange contracts as of September 30, 2012 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
IDR	250,000,000	USD	26,042	State Street Bank London	10/1/2012	$ 82
USD	194,444	AUD	187,000	WestPac Banking Corp.	10/4/2012	469
USD	78,872	BRL	160,000	State Street Bank London	10/3/2012	(53)
USD	352,535	CAD	346,893	Royal Bank of Scotland Plc	10/3/2012	(322)
USD	135,138	CHF	127,000	Royal Bank of Scotland Plc	10/3/2012	103
USD	41,936	DKK	243,000	HSBC Holdings Plc	10/3/2012	50
USD	771,909	EUR	600,000	Royal Bank of Scotland Plc	10/3/2012	879
USD	437,609	GBP	271,000	Royal Bank of Scotland Plc	10/3/2012	(1)
USD	108,342	HKD	840,000	WestPac Banking Corp.	10/4/2012	11
USD	462,726	JPY	36,000,000	WestPac Banking Corp.	10/3/2012	1,424
USD	38,883	MXN	500,000	Royal Bank of Scotland Plc	10/3/2012	39
USD	59,036	NOK	338,000	HSBC Holdings Plc	10/3/2012	37
USD	117,439	SEK	770,000	HSBC Holdings Plc	10/3/2012	218
USD	40,759	SGD	50,000	WestPac Banking Corp.	10/3/2012	16
USD	60,568	ZAR	500,000	HSBC Holdings Plc	10/5/2012	494
Total						$3,446

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Master Portfolio has the ability to access

Schedule of Investments (continued)	ACWI ex-US Index Master Portfolio

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy as of September 30, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Long-term Investments:
Common Stocks:
Australia	—	$ 23,370,070	—	$ 23,370,070
Austria	—	720,596	—	720,596
Belgium	$ 20,317	3,067,553	—	3,087,870
Brazil	11,711,825	—	—	11,711,825
Canada	32,452,566	—	—	32,452,566
Chile	1,736,748	—	—	1,736,748
China	—	15,424,621	—	15,424,621
Colombia	1,067,691	—	—	1,067,691
Czech Republic	230,261	81,189	—	311,450
Denmark	—	3,139,433	—	3,139,433
Egypt	52,928	269,979	—	322,907
Finland	—	1,964,203	—	1,964,203
France	—	23,691,638	—	23,691,638
Germany	—	22,535,447	—	22,535,447
Greece	95,963	28,686	—	124,649
Hong Kong	—	8,994,133	—	8,994,133
Hungary	—	246,005	—	246,005
Indonesia	—	2,505,735	—	2,505,735
Ireland	227,756	563,341	—	791,097
Israel	—	1,598,799	—	1,598,799
Italy	—	5,846,878	—	5,846,878
Japan	54,803	52,831,740	—	52,886,543
Malaysia	180,405	3,151,294	—	3,331,699
Mexico	4,640,727	—	—	4,640,727
Morocco	12,684	33,088	—	45,772
Netherlands	—	7,282,166	—	7,282,166
New Zealand	—	321,456	—	321,456
Norway	—	2,600,802	—	2,600,802
Peru	623,397	—	—	623,397
Philippines	—	843,539	—	843,539
Poland	87,692	1,257,063	—	1,344,755
Portugal	—	436,244	—	436,244
Russia	300,009	5,371,535	—	5,671,544
Singapore	—	5,052,112	—	5,052,112
South Africa	225,829	7,052,946	—	7,278,775
South Korea	474,766	13,852,742	—	14,327,508
Spain	—	7,586,171	—	7,586,171

Schedule of Investments (concluded)	ACWI ex-US Index Master Portfolio

Sweden	—	8,551,188	—	8,551,188
Switzerland	41,467	23,651,371	—	23,692,838
Taiwan	—	10,354,908	—	10,354,908
Thailand	—	2,068,938	—	2,068,938
Turkey	34,511	1,553,477	—	1,587,988
United Kingdom	—	60,789,239	—	60,789,239
Investment Companies:
India	6,476,352	—	—	6,476,352
Preferred Stocks:
Brazil	71,313	—	—	71,313
Rights:
France	5,693	—	—	5,693
Malaysia	3,897	—	—	3,897
Thailand	—	3,921	—	3,921
Short-Term Securities	4,199,237	—	—	4,199,237
Total	$ 65,028,837	$ 328,694,246	—	$ 393,723,083

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency transactions	—	$3,822	—	$ 3,822
Liabilities
Equity contracts	$(204,681)	—	—	(204,681)
Foreign currency transactions	—	(376)	—	(376)
Total	$(204,681)	$3,446	—	$(201,235)

1Derivative financial instruments are financial futures contracts and foreign currency exchange contracts. Financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Master Portfolio’s assets are held at carrying amount, which approximates fair value for financial reporting purposes. As of September, 30 2012, such assets are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged as collateral for financial futures contracts	$1,065,000			$1,065,000
Foreign currency at value	4,587,203	-	-	4,587,203
Total	$5,652,203	-	-	$5,652,203

There were no transfers between levels during the period ended September 30, 2012.

Certain of the Master Portfolio’s investments and derivative financial instruments are categorized as Level 3 and were valued utilizing transaction prices or third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in the unobservable inputs could result in a significantly lower or higher value in such Level 3 investments and derivative financial instruments.

Schedule of Investments September 30, 2012 (Unaudited)
Bond Index Master Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value

Asset-Backed Securities
Ally Auto Receivables Trust, 0.80%, 10/16/17	$500	$502,204
AmeriCredit Automobile Receivables Trust, Series 2011-4, Class B, 2.26%, 9/08/16	650	663,984
Citibank Credit Card Issuance Trust:
Series 2006-A3, Class A3, 5.30%, 3/15/18	100	116,075
Series 2008-A1, Class A1, 5.35%, 2/07/20	170	207,247

Total Asset-Backed Securities - 0.3%		1,489,510

Corporate Bonds

Aerospace & Defense - 0.4%
The Boeing Co., 6.13%, 2/15/33	100	134,196
General Dynamics Corp., 3.88%, 7/15/21	50	56,625
Honeywell International, Inc., 5.30%, 3/01/18	100	121,464
L-3 Communications Corp.:
3.95%, 11/15/16	250	271,625
4.95%, 2/15/21	50	55,728
Lockheed Martin Corp., 3.35%, 9/15/21	250	264,126
Raytheon Co., 4.70%, 12/15/41	100	116,061
United Technologies Corp.:
1.80%, 6/01/17	250	259,294
3.10%, 6/01/22	100	106,562
5.70%, 4/15/40	50	64,947
4.50%, 6/01/42	200	224,157

		1,674,785

Agriculture - 0.0%
Bunge Ltd. Finance Corp., 3.20%, 6/15/17	150	157,263

Air Freight & Logistics - 0.1%
FedEx Corp., 3.88%, 8/01/42	50	48,949
United Parcel Service, Inc.:
5.13%, 4/01/19	50	60,361
6.20%, 1/15/38	100	141,527

		250,837

Airlines - 0.0%
Continental Airlines 2012-1 Class A Pass Thru Trusts, 4.15%, 10/11/25 (a)	50	51,000
Delta Air Lines 2012-1 Class A Pass Through Trust, 4.75%, 5/07/21	100	103,625

		154,625

Auto Components - 0.0%
Johnson Controls, Inc., 1.75%, 3/01/14	50	50,849

Automobiles - 0.2%
DaimlerChrysler North America Holding Corp., 8.50%, 1/18/31	100	158,396
Ford Motor Co., 7.45%, 7/16/31	150	186,563
Toyota Motor Credit Corp., 1.00%, 2/17/15	500	505,413

		850,372

Beverages - 0.6%
Anheuser-Busch Cos. LLC, 6.45%, 9/01/37	100	141,085
Anheuser-Busch InBev Worldwide, Inc.:
5.38%, 11/15/14	150	165,008
1.38%, 7/15/17	250	253,053
7.75%, 1/15/19	250	338,219

Schedule of Investments (continued)
Bond Index Master Portfolio
(Percentages shown are based on Net Assets)

2.50%, 7/15/22	200	202,833
3.75%, 7/15/42	50	50,123
Beam, Inc., 1.88%, 5/15/17	100	102,197
The Coca-Cola Co.:
0.75%, 11/15/13	100	100,512
1.80%, 9/01/16	50	52,095
4.88%, 3/15/19 (a)	150	178,804
Diageo Capital Plc:
1.50%, 5/11/17	200	203,474
5.75%, 10/23/17	100	122,077
Diageo Investment Corp., 2.88%, 5/11/22	100	104,253
Dr Pepper Snapple Group, Inc., 3.20%, 11/15/21	25	26,006
Molson Coors Brewing Co., 3.50%, 5/01/22	75	79,467
PepsiCo, Inc.:
0.75%, 3/05/15	100	100,626
2.75%, 3/05/22	250	259,543
4.88%, 11/01/40	100	119,115

		2,598,490

Biotechnology - 0.2%
Amgen, Inc.:
2.13%, 5/15/17	50	51,633
3.45%, 10/01/20 (a)	100	105,088
5.15%, 11/15/41	300	334,285
Celgene Corp., 3.25%, 8/15/22	150	151,424
Gilead Sciences, Inc.:
3.05%, 12/01/16	150	161,217
5.65%, 12/01/41	50	62,540

		866,187

Capital Markets - 1.0%
The Bear Stearns Cos., Inc./JPMorgan Chase & Co., 5.70%, 11/15/14	200	219,017
The Charles Schwab Corp., 4.45%, 7/22/20	100	114,452
Franklin Resources, Inc., 2.80%, 9/15/22	150	151,865
The Goldman Sachs Group, Inc.:
3.30%, 5/03/15	500	520,285
3.70%, 8/01/15	150	158,212
3.63%, 2/07/16 (a)	400	421,956
5.95%, 1/18/18	300	348,374
5.75%, 1/24/22	350	403,157
6.13%, 2/15/33 (a)	150	168,590
6.75%, 10/01/37	200	214,256
Jefferies Group, Inc., 8.50%, 7/15/19	125	143,438
Morgan Stanley:
4.75%, 4/01/14 (a)	150	155,278
5.75%, 10/18/16	225	247,375
4.75%, 3/22/17	350	375,256
6.63%, 4/01/18	500	574,470
5.50%, 7/28/21	100	109,439
7.25%, 4/01/32	50	60,276
6.38%, 7/24/42	50	55,068
Nomura Holdings, Inc., 5.00%, 3/04/15 (a)	50	52,785
Raymond James Financial, Inc., 4.25%, 4/15/16	100	106,027
State Street Corp., 2.88%, 3/07/16 (a)	100	107,149

		4,706,725

Chemicals - 0.4%
Agrium, Inc., 3.15%, 10/01/22	50	50,350
CF Industries, Inc., 6.88%, 5/01/18	200	243,250
The Dow Chemical Co.:
8.55%, 5/15/19	100	134,096
4.25%, 11/15/20 (a)	50	55,012
4.13%, 11/15/21	50	54,404
5.25%, 11/15/41	100	113,470

Schedule of Investments (continued)
Bond Index Master Portfolio
(Percentages shown are based on Net Assets)

E.I. du Pont de Nemours & Co., 6.00%, 7/15/18	325	408,549
Eastman Chemical Co., 3.60%, 8/15/22	200	210,681
Ecolab, Inc., 4.35%, 12/08/21	150	170,171
The Mosaic Co., 3.75%, 11/15/21	50	53,643
Potash Corp. of Saskatchewan, Inc., 3.25%, 12/01/17	250	273,705
Praxair, Inc., 4.63%, 3/30/15	100	109,997

		1,877,328

Commercial Banks - 2.6%
Abbey National Treasury Services PLC, 4.00%, 4/27/16	150	156,005
Bancolombia SA, 5.95%, 6/03/21	100	112,500
Bank of Montreal, 2.50%, 1/11/17	150	157,698
The Bank of New York Mellon Corp.:
2.30%, 7/28/16	50	52,407
1.97%, 6/20/17 (b)	250	258,781
3.55%, 9/23/21	50	54,257
Bank of Nova Scotia:
3.40%, 1/22/15	200	212,644
2.90%, 3/29/16	100	106,669
Barclays Bank Plc:
2.75%, 2/23/15	100	103,184
5.00%, 9/22/16	175	194,357
BB&T Corp., 5.25%, 11/01/19	100	115,720
Commonwealth Bank of Australia/New York NY, 1.25%, 9/18/15	200	200,530
Council of Europe Development Bank, 1.50%, 1/15/15	50	51,060
Credit Suisse AG, 5.40%, 1/14/20	150	163,946
Credit Suisse New York:
2.20%, 1/14/14	100	101,664
3.50%, 3/23/15	300	317,074
European Investment Bank:
1.25%, 2/14/14	250	252,950
3.13%, 6/04/14	1,000	1,044,240
2.50%, 5/16/16	100	106,142
5.13%, 9/13/16	225	262,575
1.25%, 10/14/16	100	101,792
1.63%, 6/15/17	500	516,750
Export-Import Bank of Korea, 4.00%, 1/11/17	400	437,887
Fifth Third Bancorp:
3.63%, 1/25/16	50	53,937
3.50%, 3/15/22	100	106,608
HSBC Holdings Plc:
4.88%, 1/14/22	150	171,753
6.80%, 6/01/38	250	305,235
HSBC USA, Inc., 2.38%, 2/13/15	300	308,832
International Bank for Reconstruction & Development:
2.38%, 5/26/15	500	526,456
1.00%, 9/15/16	75	76,268
International Finance Corp., 0.50%, 5/15/15	500	502,113
JPMorgan Chase Bank NA, Series BKNT, 6.00%, 10/01/17	250	295,844
KeyCorp, 5.10%, 3/24/21	100	116,941
Korea Development Bank, 3.25%, 3/09/16	100	104,936
Landwirtschaftliche Rentenbank, 3.13%, 7/15/15	200	214,180
Lloyds TSB Bank Plc, 4.20%, 3/28/17	50	55,168
National Australia Bank, NY, 2.00%, 3/09/15	250	255,448
Oesterreichische Kontrollbank AG:
1.38%, 1/21/14	200	202,286
2.00%, 6/03/16	100	103,580
PNC Funding Corp.:
5.63%, 2/01/17 (c)	150	172,686
3.30%, 3/08/22 (c)	150	160,762
Rabobank Nederland:
3.38%, 1/19/17	100	106,141
3.88%, 2/08/22	150	159,193
5.25%, 5/24/41	25	29,044
Royal Bank of Canada, 1.45%, 10/30/14	100	101,708

Schedule of Investments (continued)
Bond Index Master Portfolio
(Percentages shown are based on Net Assets)

Sumitomo Mitsui Banking Corp., 1.80%, 7/18/17	250	253,895
SunTrust Banks, Inc., 3.50%, 1/20/17	50	53,666
Svensk Exportkredit AB, 2.13%, 7/13/16	200	207,700
Swiss Bank Corp., 7.00%, 10/15/15	150	165,856
The Toronto-Dominion Bank, 2.38%, 10/19/16	50	52,592
US Bancorp:
1.65%, 5/15/17	250	255,930
4.13%, 5/24/21	50	57,168
Wachovia Bank NA/Wells Fargo & Co., 6.60%, 1/15/38	50	69,498
Wachovia Corp., 5.63%, 10/15/16	250	289,660
Wells Fargo & Co.:
2.63%, 12/15/16	100	105,810
2.10%, 5/08/17	150	155,188
5.63%, 12/11/17	250	300,155
3.50%, 3/08/22	350	373,260
Wells Fargo Bank NA, 4.75%, 2/09/15	500	540,783
Westpac Banking Corp.:
3.00%, 8/04/15	250	263,887
4.88%, 11/19/19	50	57,087

		12,412,086

Commercial Services & Supplies - 0.2%
The ADT Corp., 4.88%, 7/15/42 (d)	100	108,254
Republic Services, Inc.:
5.25%, 11/15/21	50	59,189
3.55%, 6/01/22	250	262,801
Vanderbilt University, 5.25%, 4/01/19	100	120,716
Waste Management, Inc., 2.90%, 9/15/22	200	199,706

		750,666

Communications Equipment - 0.1%
Cisco Systems, Inc.:
1.63%, 3/14/14	100	101,912
4.95%, 2/15/19	200	239,235
5.50%, 1/15/40	150	192,584
Motorola Solutions, Inc., 3.75%, 5/15/22 (a)	150	155,934

		689,665

Computers & Peripherals - 0.2%
ACE INA Holdings, Inc., 2.60%, 11/23/15	300	314,433
Dell, Inc., 5.65%, 4/15/18	75	87,720
Hewlett-Packard Co.:
4.75%, 6/02/14	150	158,131
3.30%, 12/09/16	150	156,361
4.65%, 12/09/21	100	104,270
6.00%, 9/15/41	150	158,187

		979,102

Construction & Engineering - 0.1%
ABB Finance USA, Inc.:
1.63%, 5/08/17	150	152,424
2.88%, 5/08/22	100	103,380
URS Corp., 3.85%, 4/01/17 (d)	100	100,690

		356,494

Consumer Finance - 0.3%
American Express Credit Co.:
2.75%, 9/15/15	250	263,374
8.13%, 5/20/19	200	270,567
8.15%, 3/19/38	50	80,198
Capital One Financial Corp.:
7.38%, 5/23/14	250	275,146

Schedule of Investments (continued)
Bond Index Master Portfolio
(Percentages shown are based on Net Assets)

6.75%, 9/15/17	100	122,480
Caterpillar Financial Services Corp., 1.10%, 5/29/15	250	253,036
HSBC Finance Corp., 6.68%, 1/15/21	161	186,715

		1,451,516

Diversified Financial Services - 2.8%
American Express Credit Corp., 2.38%, 3/24/17 (a)	350	368,147
Bank of America Corp.:
7.38%, 5/15/14	150	164,198
4.50%, 4/01/15	50	53,560
7.75%, 8/15/15	250	281,141
3.63%, 3/17/16	150	158,191
3.75%, 7/12/16	350	371,343
3.88%, 3/22/17	300	322,841
5.63%, 7/01/20	150	171,047
5.00%, 5/13/21	100	109,918
5.70%, 1/24/22	100	117,456
5.88%, 2/07/42	100	116,891
BNP Paribas SA:
3.25%, 3/11/15	100	104,229
5.00%, 1/15/21	100	110,647
Citigroup, Inc.:
6.38%, 8/12/14	150	163,233
2.65%, 3/02/15	400	409,731
3.95%, 6/15/16	150	160,494
4.45%, 1/10/17	400	439,351
8.50%, 5/22/19	250	330,626
6.63%, 6/15/32	100	114,522
6.88%, 3/05/38	100	131,419
8.13%, 7/15/39	75	111,363
5.88%, 1/30/42	150	180,719
Deutsche Bank AG London, 3.25%, 1/11/16 (a)	300	317,766
Ford Motor Credit Co. LLC:
7.00%, 4/15/15	250	280,000
2.75%, 5/15/15	500	509,918
4.25%, 2/03/17	250	265,699
General Electric Capital Corp.:
2.15%, 1/09/15	500	514,581
2.25%, 11/09/15	100	103,563
2.90%, 1/09/17	100	105,798
6.38%, 11/15/17 (e)	250	263,800
5.63%, 5/01/18	300	353,790
4.38%, 9/16/20	50	55,140
4.65%, 10/17/21	200	224,155
5.88%, 1/14/38	500	595,830
Series G, 6.00%, 8/07/19	100	121,629
John Deere Capital Corp.:
0.88%, 4/17/15	250	251,742
2.25%, 4/17/19	100	104,159
3.90%, 7/12/21	50	56,251
JPMorgan Chase & Co.:
1.88%, 3/20/15	350	357,091
5.25%, 5/01/15	250	273,230
3.15%, 7/05/16	300	317,307
2.00%, 8/15/17	250	252,178
4.50%, 1/24/22	300	332,775
3.25%, 9/23/22	200	202,779
6.40%, 5/15/38	100	129,330
5.50%, 10/15/40	125	147,790
5.60%, 7/15/41	50	59,959
Merrill Lynch & Co., Inc.:
6.88%, 4/25/18	400	479,246
6.11%, 1/29/37	100	106,087
Moody’s Corp., 4.50%, 9/01/22	50	53,011
Murray Street Investment Trust I, 4.65%, 3/09/17 (b)	200	214,774

Schedule of Investments (continued)
Bond Index Master Portfolio
(Percentages shown are based on Net Assets)

National Rural Utilities Cooperative Finance Corp.:
1.00%, 2/02/15 (a)	200	202,323
3.05%, 3/01/16	50	53,321
ORIX Corp., 3.75%, 3/09/17	100	103,500
Royal Bank of Scotland Plc:
2.55%, 9/18/15	200	202,406
4.38%, 3/16/16 (a)	250	269,261
SLM Corp.:
6.00%, 1/25/17	300	326,625
8.45%, 6/15/18	100	117,122
UBS AG Stamford, 5.75%, 4/25/18	300	353,528

		13,168,531

Diversified Telecommunication Services - 1.1%
AT&T Corp., 8.00%, 11/15/31	4	6,148
AT&T Mobility LLC, 7.13%, 12/15/31	100	139,001
AT&T, Inc.:
5.10%, 9/15/14	300	326,193
1.60%, 2/15/17	400	410,366
4.45%, 5/15/21	200	235,365
6.15%, 9/15/34	400	508,705
5.35%, 9/01/40	213	256,369
British Telecommunications Plc, 9.63%, 12/15/30	50	81,379
CenturyLink, Inc.:
5.80%, 3/15/22	100	108,815
7.65%, 3/15/42	100	106,541
Deutsche Telekom International Finance BV, 8.75%, 6/15/30	150	225,616
France Telecom SA:
2.75%, 9/14/16	200	209,844
4.13%, 9/14/21	150	165,920
5.38%, 1/13/42	25	29,375
Qwest Corp.:
6.50%, 6/01/17 (a)	150	176,151
6.75%, 12/01/21	50	60,086
Telecom Italia Capital SA:
5.25%, 11/15/13	150	154,688
7.18%, 6/18/19	200	220,500
7.72%, 6/04/38	50	50,250
Telefonaktiebolaget LM Ericsson, 4.13%, 5/15/22	100	103,107
Telefonica Emisiones SAU:
3.99%, 2/16/16	100	99,500
5.46%, 2/16/21	50	49,000
7.05%, 6/20/36	75	73,125
Telefonica Europe BV, 8.25%, 9/15/30	50	53,000
Verizon Communications, Inc.:
1.95%, 3/28/14	200	204,559
8.75%, 11/01/18	100	139,616
6.40%, 2/15/38	200	269,552
6.00%, 4/01/41	250	331,145
Verizon Global Funding Corp., 7.75%, 12/01/30	100	148,645

		4,942,561

Electric Utilities - 0.9%
Alabama Power Co., 5.50%, 10/15/17	100	120,605
Ameren Illinois Co., 2.70%, 9/01/22	100	101,947
Carolina Power & Light Co., 4.10%, 5/15/42	150	156,153
CenterPoint Energy Houston Electric LLC, 3.55%, 8/01/42	100	97,904
Commonwealth Edison Co., 5.90%, 3/15/36	50	65,587
Consolidated Edison Co. of New York, Inc., 6.65%, 4/01/19	100	129,338
Duke Energy Carolinas LLC, 6.05%, 4/15/38	100	132,296
Duke Energy Indiana, Inc., 4.20%, 3/15/42	150	153,430
Entergy Corp.:
3.63%, 9/15/15	50	52,598
4.70%, 1/15/17	150	163,563
FirstEnergy Corp., 7.38%, 11/15/31	200	261,973

Schedule of Investments (continued)
Bond Index Master Portfolio
(Percentages shown are based on Net Assets)

Florida Power & Light Co.:
5.95%, 2/01/38	50	68,226
4.05%, 6/01/42	150	160,355
Georgia Power Co., 4.30%, 3/15/42	200	213,349
Great Plains Energy, Inc., 5.29%, 6/15/22 (b)	150	168,175
Indiana Michigan Power Co., 6.05%, 3/15/37	175	217,795
LG&E & KU Energy LLC, 3.75%, 11/15/20 (a)	50	51,998
Nevada Power Co., 5.45%, 5/15/41	50	62,129
Nisource Finance Corp., 5.25%, 2/15/43	75	83,698
Northern States Power Co/MN, 3.40%, 8/15/42	200	192,143
Oncor Electric Delivery Co. LLC:
7.00%, 9/01/22	100	125,399
5.30%, 6/01/42	75	81,951
PacifiCorp, 2.95%, 2/01/22	100	105,971
Progress Energy, Inc.:
4.40%, 1/15/21	100	112,326
7.75%, 3/01/31	50	70,460
Public Service Electric & Gas Co.:
3.50%, 8/15/20	50	55,100
3.95%, 5/01/42	50	52,736
3.65%, 9/01/42	50	50,309
Southern California Edison Co.:
5.00%, 1/15/16	100	113,715
5.50%, 3/15/40	50	65,061
4.05%, 3/15/42	150	158,921
The Toledo Edison Co., 6.15%, 5/15/37	100	124,989
Virginia Electric & Power Co., 2.95%, 1/15/22 (a)	400	423,780

		4,193,980

Electrical Equipment - 0.0%
Emerson Electric Co., 5.00%, 4/15/19 (a)	100	119,389

Electronic Equipment, Instruments & Components - 0.0%
Corning, Inc., 4.75%, 3/15/42	50	54,035
Tyco Electronics Group SA:
6.55%, 10/01/17	50	60,466
3.50%, 2/03/22	100	102,182

		216,683

Energy Equipment & Services - 0.2%
Baker Hughes, Inc., 5.13%, 9/15/40	100	122,572
Ensco Plc, 3.25%, 3/15/16	100	106,690
FMC Technologies, Inc., 3.45%, 10/01/22	100	101,518
Halliburton Co.:
6.15%, 9/15/19	100	124,611
4.50%, 11/15/41	50	56,204
Transocean, Inc.:
5.05%, 12/15/16	250	279,364
6.80%, 3/15/38	50	60,125

		851,084

Food & Staples Retailing - 0.4%
CVS Caremark Corp.:
6.60%, 3/15/19	200	255,591
6.13%, 9/15/39	50	65,187
The Kroger Co.:
6.15%, 1/15/20	100	122,394
3.40%, 4/15/22 (a)	100	104,153
Safeway, Inc., 4.75%, 12/01/21 (a)	100	101,952
Wal-Mart Stores, Inc.:
1.50%, 10/25/15	100	103,164
3.63%, 7/08/20	150	168,512
5.63%, 4/15/41	350	466,914

Schedule of Investments (continued)
Bond Index Master Portfolio
(Percentages shown are based on Net Assets)

Walgreen Co.:
1.80%, 9/15/17	200	202,258
3.10%, 9/15/22	200	202,965

		1,793,090

Food Products - 0.5%
Archer-Daniels-Midland Co., 4.54%, 3/26/42	75	81,690
ConAgra Foods, Inc.:
5.88%, 4/15/14	250	268,737
3.25%, 9/15/22	200	201,575
Delhaize Group SA, 4.13%, 4/10/19 (a)	150	147,623
General Mills, Inc.:
1.55%, 5/16/14	100	101,545
3.15%, 12/15/21	150	156,098
Ingredion Inc., 3.20%, 11/01/15	50	52,767
The JM Smucker Co., 3.50%, 10/15/21	50	53,531
Kellogg Co.:
1.88%, 11/17/16	200	206,540
3.13%, 5/17/22	100	105,253
Kraft Foods Group, Inc.:
5.38%, 2/10/20 (d)	52	61,802
5.00%, 6/04/42 (d)	100	111,558
Kraft Foods, Inc.:
4.13%, 2/09/16	150	164,716
6.13%, 8/23/18	150	185,317
5.38%, 2/10/20	48	57,905
6.50%, 2/09/40	150	203,180
Tyson Foods, Inc., 4.50%, 6/15/22 (a)	150	157,125
Unilever Capital Corp., 4.25%, 2/10/21	200	234,671

		2,551,633

Gas Utilities - 0.0%
AGL Capital Corp., 3.50%, 9/15/21	50	53,738
ONEOK, Inc., 4.25%, 2/01/22	100	108,516

		162,254

Health Care Equipment & Supplies - 0.3%
Baxter International, Inc., 2.40%, 8/15/22	200	201,454
Boston Scientific Corp.:
4.50%, 1/15/15	250	267,305
6.00%, 1/15/20	100	118,865
Covidien International Finance SA:
1.35%, 5/29/15	250	253,222
6.55%, 10/15/37	25	35,547
Hospira, Inc., 6.05%, 3/30/17	125	144,536
Medtronic, Inc.:
4.13%, 3/15/21	50	56,819
3.13%, 3/15/22	250	266,226
Zimmer Holdings, Inc., 1.40%, 11/30/14	250	251,274

		1,595,248

Health Care Providers & Services - 0.4%
Aetna, Inc., 6.75%, 12/15/37	50	66,245
Cardinal Health, Inc., 3.20%, 6/15/22	50	51,314
Cigna Corp.:
2.75%, 11/15/16	100	105,455
4.00%, 2/15/22	25	26,946
5.38%, 2/15/42	50	56,016
Kaiser Foundation Hospitals, 3.50%, 4/01/22	100	105,912
Laboratory Corp. of America Holdings, 3.75%, 8/23/22	100	104,641
McKesson Corp., 3.25%, 3/01/16 (a)	250	269,002
Medco Health Solutions, Inc., 2.75%, 9/15/15	50	52,302
Quest Diagnostics, Inc.:
3.20%, 4/01/16 (a)	50	52,985

Schedule of Investments (continued)
Bond Index Master Portfolio
(Percentages shown are based on Net Assets)

4.70%, 4/01/21	100	112,369
UnitedHealth Group, Inc.:
2.88%, 3/15/22	200	203,868
5.95%, 2/15/41	100	127,939
WellPoint, Inc.:
5.25%, 1/15/16	150	168,198
1.88%, 1/15/18	200	201,529
3.13%, 5/15/22	200	199,633
3.30%, 1/15/23	100	101,143
4.63%, 5/15/42	50	50,474

		2,055,971

Hotels, Restaurants & Leisure - 0.2%
Marriott International, Inc.:
3.00%, 3/01/19	100	102,569
3.25%, 9/15/22	100	100,523
McDonald’s Corp.:
0.75%, 5/29/15	250	252,388
1.88%, 5/29/19 (a)	100	103,738
3.50%, 7/15/20 (a)	50	56,197
Starwood Hotels & Resorts Worldwide, Inc., 7.88%, 10/15/14	300	339,388
Wyndham Worldwide Corp., 4.25%, 3/01/22	50	51,388
Yum! Brands, Inc., 5.30%, 9/15/19	100	116,814

		1,123,005

Household Durables - 0.0%
Whirlpool Corp., 8.60%, 5/01/14	100	111,161

Household Products - 0.2%
The Clorox Co., 3.05%, 9/15/22	50	50,983
Energizer Holdings, Inc., 4.70%, 5/19/21	50	52,954
Kimberly-Clark Corp.:
6.13%, 8/01/17	200	245,621
3.63%, 8/01/20	50	55,602
The Procter & Gamble Co.:
1.80%, 11/15/15	100	103,674
2.30%, 2/06/22	250	255,564

		764,398

Independent Power Producers & Energy Traders - 0.1%
Ameren Corp., 8.88%, 5/15/14	150	166,855
Exelon Generation Co. LLC:
6.25%, 10/01/39	150	173,531
5.60%, 6/15/42 (d)	50	53,671
PPL Energy Supply LLC, 4.60%, 12/15/21	150	161,202

		555,259

Industrial Conglomerates - 0.1%
Koninklijke Philips Electronics N.V., 3.75%, 3/15/22	250	270,526
Waste Management, Inc., 4.60%, 3/01/21	100	113,910

		384,436

Insurance - 0.9%
Aflac, Inc., 2.65%, 2/15/17 (a)	250	262,301
Alleghany Corp., 4.95%, 6/27/22	50	54,482
The Allstate Corp.:
5.00%, 8/15/14	100	108,057
7.45%, 5/16/19	150	196,348
5.20%, 1/15/42	50	59,942
American International Group, Inc.:
4.25%, 9/15/14	100	105,602
4.88%, 9/15/16	150	167,437

Schedule of Investments (continued)
Bond Index Master Portfolio
(Percentages shown are based on Net Assets)

3.80%, 3/22/17	100	107,561
8.25%, 8/15/18	100	128,591
8.18%, 5/15/38 (e)	175	214,156
Aon Corp., 3.13%, 5/27/16	50	52,963
AXA SA, 8.60%, 12/15/30	50	60,458
Berkshire Hathaway Finance Corp.:
5.10%, 7/15/14	100	108,025
4.40%, 5/15/42	100	102,920
Berkshire Hathaway, Inc., 1.90%, 1/31/17	100	103,541
CNA Financial Corp., 5.75%, 8/15/21 (a)	100	116,299
Genworth Financial, Inc., 7.70%, 6/15/20 (a)	50	52,239
Hartford Financial Services Group, Inc., 6.10%, 10/01/41	100	112,490
Lincoln National Corp.:
4.85%, 6/24/21	50	54,302
4.20%, 3/15/22 (a)	100	104,548
Marsh & McLennan Cos., Inc., 4.80%, 7/15/21	50	56,182
MetLife, Inc.:
5.00%, 6/15/15	100	111,030
4.75%, 2/08/21	200	231,796
6.40%, 12/15/36	100	104,908
4.13%, 8/13/42	50	49,229
Principal Financial Group, Inc., 4.63%, 9/15/42	50	51,054
The Progressive Corp., 3.75%, 8/23/21 (a)	50	55,555
Prudential Financial, Inc.:
3.00%, 5/12/16	150	157,916
5.38%, 6/21/20 (a)	350	404,596
8.88%, 6/15/38	100	123,500
Travelers Property Casualty Corp., 6.38%, 3/15/33	100	133,193
Willis Group Holdings Plc, 4.13%, 3/15/16	200	212,297
WR Berkley Corp., 4.63%, 3/15/22	200	211,576
XL Group Ltd., 5.75%, 10/01/21	100	115,092

		4,290,186

Internet Software & Services - 0.0%
eBay, Inc.:
3.25%, 10/15/20	50	53,786
2.60%, 7/15/22	50	50,350
Google, Inc., 3.63%, 5/19/21	25	28,126

		132,262

IT Services - 0.2%
Fiserv, Inc., 6.80%, 11/20/17	50	59,594
International Business Machines Corp.:
0.55%, 2/06/15	250	250,651
2.00%, 1/05/16	150	156,700
1.88%, 5/15/19 (a)	250	259,294
2.90%, 11/01/21	100	106,862
The Western Union Co., 6.20%, 11/17/36	25	28,465

		861,566

Life Sciences Tools & Services - 0.0%
Life Technologies Corp., 6.00%, 3/01/20	100	118,943
Thermo Fisher Scientific, Inc.:
2.05%, 2/21/14	25	25,481
2.25%, 8/15/16	50	51,897

		196,321

Machinery - 0.2%
Caterpillar, Inc.:
5.70%, 8/15/16	100	117,898
3.90%, 5/27/21	50	56,716
5.20%, 5/27/41	100	124,391
Danaher Corp., 3.90%, 6/23/21	50	56,674

Schedule of Investments (continued)
Bond Index Master Portfolio
(Percentages shown are based on Net Assets)

Deere & Co., 3.90%, 6/09/42	50	51,719
Flowserve Corp., 3.50%, 9/15/22	100	101,093
Illinois Tool Works, Inc.:
4.88%, 9/15/41	50	58,548
3.90%, 9/01/42	75	75,707
Ingersoll-Rand Global Holding Co. Ltd., 6.88%, 8/15/18	50	61,829
Joy Global, Inc., 5.13%, 10/15/21	50	55,481

		760,056

Media - 1.2%
CBS Corp.:
7.88%, 7/30/30	75	102,014
4.85%, 7/01/42	75	79,417
Cintas Corp. No 2, 4.30%, 6/01/21	25	27,528
Comcast Corp.:
5.15%, 3/01/20	350	416,371
6.45%, 3/15/37	200	257,606
4.65%, 7/15/42	150	160,441
COX Communications, Inc., 5.50%, 10/01/15	100	113,376
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,:
3.13%, 2/15/16	100	105,274
3.50%, 3/01/16	250	266,031
5.15%, 3/15/42	150	152,606
Discovery Communications LLC:
4.38%, 6/15/21	50	56,095
4.95%, 5/15/42	50	54,473
NBC Universal Media LLC:
3.65%, 4/30/15	250	267,406
4.38%, 4/01/21	100	113,394
News America, Inc.:
4.50%, 2/15/21	100	112,861
3.00%, 9/15/22 (d)	150	151,326
6.20%, 12/15/34	100	120,434
6.15%, 2/15/41	150	186,732
Omnicom Group, Inc., 3.63%, 5/01/22	125	132,025
TCI Communications, Inc., 8.75%, 8/01/15	50	60,451
Thomson Reuters Corp., 6.50%, 7/15/18	250	315,949
Time Warner Cable, Inc.:
7.50%, 4/01/14	250	274,478
4.13%, 2/15/21 (a)	100	110,550
6.55%, 5/01/37	150	188,497
6.75%, 6/15/39	50	65,165
4.50%, 9/15/42	75	74,796
Time Warner, Inc.:
8.25%, 4/01/19	150	201,333
4.88%, 3/15/20	250	288,713
7.70%, 5/01/32	250	351,087
Viacom, Inc.:
3.13%, 6/15/22 (a)	150	154,925
6.75%, 10/05/37	50	65,107
The Walt Disney Co.:
0.88%, 12/01/14	250	252,606
3.75%, 6/01/21	50	56,514
WPP Finance 2010, 4.75%, 11/21/21	100	109,557

		5,445,138

Metals & Mining - 0.8%
Alcoa, Inc.:
5.55%, 2/01/17 (a)	200	224,064
5.90%, 2/01/27	100	104,558
AngloGold Ashanti Holdings Plc, 5.13%, 8/01/22 (a)	100	101,833
ArcelorMittal:
4.00%, 2/25/15	200	199,867
4.00%, 8/05/15 (a)	150	149,052
4.00%, 3/01/16 (a)	150	148,113

Schedule of Investments (continued)
Bond Index Master Portfolio
(Percentages shown are based on Net Assets)

7.00%, 3/01/41	100	89,900
Barrick Gold Corp.:
2.90%, 5/30/16	250	262,484
3.85%, 4/01/22	100	104,976
Barrick North America Finance LLC, 5.70%, 5/30/41	50	57,254
BHP Billiton Finance USA Ltd.:
1.63%, 2/24/17	100	102,106
2.88%, 2/24/22	250	258,713
Cliffs Natural Resources, Inc., 4.88%, 4/01/21 (a)	50	48,939
Freeport-McMoRan Copper & Gold, Inc.:
2.15%, 3/01/17 (a)	100	101,129
3.55%, 3/01/22	50	50,051
Newmont Mining Corp.:
3.50%, 3/15/22	200	202,884
4.88%, 3/15/42	50	51,247
Rio Tinto Finance USA Ltd.:
2.50%, 5/20/16	50	52,210
4.13%, 5/20/21	150	165,904
Rio Tinto Finance USA Plc:
1.13%, 3/20/15	250	251,925
2.88%, 8/21/22	100	99,555
4.75%, 3/22/42	100	108,074
Southern Copper Corp., 6.75%, 4/16/40	100	115,021
Teck Resources Ltd.:
3.00%, 3/01/19	100	101,235
4.75%, 1/15/22 (a)	50	53,534
5.20%, 3/01/42	50	47,020
Vale Overseas Ltd., 6.88%, 11/21/36 (a)	200	231,576
Vale SA, 5.63%, 9/11/42	100	101,732

		3,584,956

Multi-Utilities - 0.2%
Consolidated Edison Co. of New York, Inc., 4.20%, 3/15/42 (a)	150	164,925
Dominion Resources, Inc., 4.90%, 8/01/41	50	57,882
Nisource Finance Corp., 5.95%, 6/15/41	50	60,186
Pacific Gas & Electric Co., 6.05%, 3/01/34	250	328,574
San Diego Gas & Electric Co., 4.30%, 4/01/42	100	112,343
SCANA Corp., 4.13%, 2/01/22	100	102,631

		826,541

Multiline Retail - 0.1%
Kohl’s Corp., 4.00%, 11/01/21 (a)	50	54,391
Nordstrom, Inc., 4.00%, 10/15/21 (a)	100	112,461
Target Corp.:
2.90%, 1/15/22	150	158,939
7.00%, 1/15/38	100	146,690

		472,481

Office Electronics - 0.1%
Xerox Corp.:
4.25%, 2/15/15	250	265,514
5.63%, 12/15/19 (a)	100	113,640

		379,154

Oil, Gas & Consumable Fuels - 2.7%
Alberta Energy Co. Ltd., 7.38%, 11/01/31	50	63,297
Anadarko Petroleum Corp.:
6.38%, 9/15/17	250	301,404
6.45%, 9/15/36	100	123,894
Apache Corp., 6.00%, 1/15/37	100	133,028
BP Capital Markets Plc:
3.63%, 5/08/14	100	104,867
3.20%, 3/11/16	100	107,341
1.85%, 5/05/17	250	255,364
4.74%, 3/11/21	50	58,286

Schedule of Investments (continued)
Bond Index Master Portfolio
(Percentages shown are based on Net Assets)

Canadian Natural Resources Ltd.:
1.45%, 11/14/14	50	50,796
3.45%, 11/15/21	100	107,556
6.25%, 3/15/38	50	65,310
Cenovus Energy, Inc., 5.70%, 10/15/19	150	182,541
ConocoPhillips:
4.60%, 1/15/15	200	218,314
6.50%, 2/01/39	150	215,852
ConocoPhillips Holding Co., 6.95%, 4/15/29	100	141,528
Devon Energy Corp.:
1.88%, 5/15/17	250	254,844
4.00%, 7/15/21 (a)	150	164,929
4.75%, 5/15/42	50	53,575
Ecopetrol SA, 7.63%, 7/23/19	100	128,000
El Paso Pipeline Partners Operating Co. LLC, 5.00%, 10/01/21	200	220,270
Enbridge Energy Partners LP, 4.20%, 9/15/21 (a)	100	108,189
Encana Corp., 3.90%, 11/15/21 (a)	200	211,362
Energy Transfer Partners LP:
9.70%, 3/15/19	44	58,142
5.20%, 2/01/22	250	277,326
Ensco Plc, 4.70%, 3/15/21	100	112,947
Enterprise Products Operating LLC:
5.60%, 10/15/14	200	218,514
5.95%, 2/01/41	150	177,439
4.45%, 2/15/43	75	74,182
EOG Resources, Inc.:
2.50%, 2/01/16	50	52,681
5.63%, 6/01/19	150	184,200
EQT Corp., 4.88%, 11/15/21	50	52,583
Hess Corp.:
8.13%, 2/15/19	200	264,622
5.60%, 2/15/41	50	57,998
Husky Energy, Inc., 3.95%, 4/15/22	150	160,619
Kinder Morgan Energy Partners LP:
3.95%, 9/01/22	225	241,700
6.50%, 2/01/37	100	120,393
5.00%, 8/15/42	75	77,875
Marathon Oil Corp., 5.90%, 3/15/18	100	121,123
Marathon Petroleum Corp.:
3.50%, 3/01/16	250	265,089
5.13%, 3/01/21	150	173,090
MidAmerican Energy Holdings Co., 6.13%, 4/01/36	250	319,844
Murphy Oil Corp., 4.00%, 6/01/22	100	106,146
Nabors Industries, Inc., 5.00%, 9/15/20	50	55,030
Nexen, Inc., 6.40%, 5/15/37	100	126,941
Noble Energy, Inc., 4.15%, 12/15/21	150	162,019
Noble Holding International Ltd.:
2.50%, 3/15/17	150	154,717
5.25%, 3/15/42	50	53,725
Occidental Petroleum Corp., 4.10%, 2/01/21	50	57,656
ONEOK Partners LP, 6.13%, 2/01/41	50	60,056
Pemex Project Funding Master Trust, 5.75%, 3/01/18	100	117,125
Petrobras International Finance Co.:
2.88%, 2/06/15	100	102,783
3.50%, 2/06/17	500	522,916
5.75%, 1/20/20	400	455,919
Petrohawk Energy Corp., 7.88%, 6/01/15	50	52,086
Petroleos Mexicanos:
4.88%, 1/24/22	400	452,000
6.50%, 6/02/41	50	62,325
5.50%, 6/27/44	100	110,000
Phillips 66:
1.95%, 3/05/15 (d)	250	255,802
5.88%, 5/01/42 (a)(d)	100	118,738

Schedule of Investments (continued)
Bond Index Master Portfolio
(Percentages shown are based on Net Assets)

Pioneer Natural Resources Co., 3.95%, 7/15/22	150	159,341
Plains All American Pipeline LP/PAA Finance Corp., 5.15%, 6/01/42 (a)	50	56,874
Sempra Energy:
2.00%, 3/15/14	100	101,595
2.30%, 4/01/17	250	261,639
Shell International Finance BV:
3.10%, 6/28/15	150	160,338
1.13%, 8/21/17	250	250,866
4.38%, 3/25/20	100	117,123
6.38%, 12/15/38	50	72,010
5.50%, 3/25/40	50	66,004
Southwestern Energy Co., 4.10%, 3/15/22 (d)	100	106,139
Statoil ASA, 5.10%, 8/17/40	100	124,094
Suncor Energy, Inc., 6.50%, 6/15/38	100	132,573
Talisman Energy, Inc.:
3.75%, 2/01/21	50	52,155
5.50%, 5/15/42	50	56,306
Tennessee Gas Pipeline Co. LLC, 7.50%, 4/01/17	100	122,746
Total Capital International SA, 1.50%, 2/17/17	100	101,780
TransCanada PipeLines Ltd.:
0.88%, 3/02/15	100	100,923
6.20%, 10/15/37	200	271,285
Transocean, Inc., 3.80%, 10/15/22	100	100,518
Valero Energy Corp., 6.13%, 2/01/20	150	182,196
Weatherford International Ltd.:
6.00%, 3/15/18	150	171,802
5.13%, 9/15/20	50	54,662
5.95%, 4/15/42	50	52,599
The Williams Cos., Inc., 7.88%, 9/01/21	31	40,645
Williams Partners LP:
3.80%, 2/15/15	150	159,043
4.00%, 11/15/21	250	269,040

		12,651,194

Paper & Forest Products - 0.1%
Celulosa Arauco y Constitucion SA, 4.75%, 1/11/22	50	52,211
Georgia-Pacific LLC, 8.88%, 5/15/31	25	36,979
International Paper Co.:
7.95%, 6/15/18	225	289,590
7.50%, 8/15/21	100	131,269
Westvaco Corp., 8.20%, 1/15/30	100	133,288

		643,337

Pharmaceuticals - 0.8%
Abbott Laboratories:
5.60%, 11/30/17	150	184,078
4.13%, 5/27/20	50	57,704
5.30%, 5/27/40	100	129,277
Aristotle Holding, Inc.:
3.50%, 11/15/16 (d)	100	108,112
4.75%, 11/15/21 (d)	50	57,852
AstraZeneca Plc:
5.90%, 9/15/17	100	122,835
6.45%, 9/15/37	100	136,764
Bristol-Myers Squibb Co., 2.00%, 8/01/22	250	243,067
Eli Lilly & Co., 5.50%, 3/15/27	50	64,795
Express Scripts Holding Co., 2.65%, 2/15/17 (d)	350	366,766
GlaxoSmithKline Capital Plc:
0.75%, 5/08/15	150	150,897
2.85%, 5/08/22	150	155,793
GlaxoSmithKline Capital, Inc.:
5.65%, 5/15/18	100	123,109
6.38%, 5/15/38	50	71,317
Johnson & Johnson:
2.15%, 5/15/16	100	105,382
4.50%, 9/01/40	100	119,401

Schedule of Investments (continued)
Bond Index Master Portfolio
(Percentages shown are based on Net Assets)

Merck & Co., Inc.:
3.88%, 1/15/21	250	284,855
5.95%, 12/01/28	100	132,892
Novartis Capital Corp., 4.40%, 4/24/20	100	117,936
Pfizer, Inc.:
5.35%, 3/15/15	100	111,800
7.20%, 3/15/39	200	313,466
Pharmacia Corp., 6.50%, 12/01/18 (a)	150	190,815
Sanofi, 1.20%, 9/30/14	300	304,113
Teva Pharmaceutical Finance Co. BV, 2.40%, 11/10/16	200	210,132
Watson Pharmaceuticals, 3.25%, 10/01/22	50	50,640

		3,913,798

Real Estate - 0.2%
AvalonBay Communities, Inc., 2.95%, 9/15/22	100	99,682
Boston Properties LP, 3.70%, 11/15/18	200	216,864
Simon Property Group LP:
5.25%, 12/01/16	50	57,282
2.80%, 1/30/17 (a)	100	105,275
2.15%, 9/15/17	200	206,690
3.38%, 3/15/22 (a)	100	104,993
Ventas Realty LP/Ventas Capital Corp., 4.25%, 3/01/22	100	106,344

		897,130

Real Estate Investment Trusts (REITs) - 0.3%
American Tower Corp., 4.70%, 3/15/22	100	109,693
DDR Corp., 4.63%, 7/15/22	100	108,736
ERP Operating LP, 4.75%, 7/15/20	100	114,375
HCP, Inc.:
6.00%, 1/30/17	100	115,092
3.15%, 8/01/22	100	97,212
Health Care REIT, Inc.:
4.13%, 4/01/19	200	212,926
5.25%, 1/15/22	50	56,303
Hospitality Properties Trust, 5.00%, 8/15/22	200	210,108
ProLogis LP:
6.25%, 3/15/17	50	57,255
6.63%, 5/15/18	150	179,223

		1,260,923

Road & Rail - 0.2%
Burlington Northern Santa Fe LLC:
5.40%, 6/01/41	50	60,743
4.40%, 3/15/42	150	158,477
Canadian National Railway Co., 1.45%, 12/15/16	50	50,960
Canadian Pacific Railway Ltd., 5.75%, 1/15/42	25	29,526
CSX Corp.:
3.70%, 10/30/20	100	108,063
4.75%, 5/30/42	100	108,731
Norfolk Southern Corp.:
7.70%, 5/15/17	150	189,474
3.00%, 4/01/22	250	259,489
Union Pacific Corp.:
4.16%, 7/15/22	100	113,964
4.30%, 6/15/42	50	53,320

		1,132,747

Semiconductors & Semiconductor Equipment - 0.1%
Altera Corp., 1.75%, 5/15/17	200	205,270
Applied Materials, Inc., 5.85%, 6/15/41	50	62,742
Intel Corp., 4.80%, 10/01/41	50	58,487
Texas Instruments, Inc., 1.38%, 5/15/14	50	50,777

		377,276

Schedule of Investments (continued)
Bond Index Master Portfolio
(Percentages shown are based on Net Assets)

Software - 0.2%
Microsoft Corp.:
3.00%, 10/01/20	50	54,773
5.30%, 2/08/41	100	131,628
Oracle Corp.:
5.75%, 4/15/18	150	186,141
3.88%, 7/15/20	100	114,482
5.38%, 7/15/40	150	191,348
Symantec Corp., 2.75%, 6/15/17	150	154,187

		832,559

Specialty Retail - 0.3%
AutoZone, Inc., 3.70%, 4/15/22	50	52,706
The Home Depot, Inc.:
4.40%, 4/01/21	150	177,391
5.88%, 12/16/36	100	131,767
Lowe’s Cos., Inc.:
1.63%, 4/15/17	200	204,005
4.63%, 4/15/20 (a)	100	115,720
3.12%, 4/15/22	100	103,705
4.65%, 4/15/42	50	54,499
Macy’s Retail Holdings, Inc.:
5.90%, 12/01/16	25	29,187
3.88%, 1/15/22 (a)	300	323,418

		1,192,398

Textiles, Apparel & Luxury Goods - 0.0%
VF Corp., 3.50%, 9/01/21	100	107,446

Tobacco - 0.3%
Altria Group, Inc.:
9.70%, 11/10/18	284	406,773
9.25%, 8/06/19	68	96,554
10.20%, 2/06/39	100	171,356
Lorillard Tobacco Co., 6.88%, 5/01/20	100	122,761
Philip Morris International, Inc.:
1.63%, 3/20/17 (a)	250	255,570
4.13%, 5/17/21	50	56,735
4.50%, 3/20/42	50	55,077
3.88%, 8/21/42	100	100,509

		1,265,335

Transportation Infrastructure - 0.0%
Ryder System, Inc., 2.50%, 3/01/17	150	152,582

Water Utilities - 0.0%
United Utilities Plc, 5.38%, 2/01/19	50	54,870

Wireless Telecommunication Services - 0.3%
America Movil SAB de CV:
2.38%, 9/08/16	250	260,147
5.00%, 3/30/20	200	234,160
4.38%, 7/16/42	100	103,717
American Tower Corp., 5.05%, 9/01/20	25	27,900
Cellco Partnership / Verizon Wireless Capital LLC, 5.55%, 2/01/14	250	265,925
Vodafone Group Plc:
1.63%, 3/20/17	250	255,021
7.88%, 2/15/30	100	147,912

		1,294,782

Total Corporate Bonds - 22.8%		107,140,711

Schedule of Investments (continued)
Bond Index Master Portfolio
(Percentages shown are based on Net Assets)

Foreign Agency Obligations
Asian Development Bank:
2.75%, 5/21/14	200	208,004
1.75%, 3/21/19	400	416,240
Brazilian Government International Bond:
8.00%, 1/15/18	153	181,806
4.88%, 1/22/21 (a)	650	776,750
5.63%, 1/07/41	300	384,000
Canada Government International Bond, 2.38%, 9/10/14	250	260,250
Colombia Government International Bond:
4.38%, 7/12/21	250	287,875
7.38%, 9/18/37	100	153,500
European Bank for Reconstruction & Development, 1.00%, 2/16/17	250	253,746
Hydro Quebec, 2.00%, 6/30/16	350	366,625
Inter-American Development Bank:
3.00%, 4/22/14	250	260,311
1.38%, 10/18/16	250	258,290
Italian Republic:
4.50%, 1/21/15	500	517,500
6.88%, 9/27/23	100	110,364
Japan Bank for International Cooperation, 2.13%, 2/07/19	200	208,648
KFW:
3.50%, 3/10/14	100	104,579
1.00%, 1/12/15	750	759,750
1.25%, 10/26/15	250	255,600
2.63%, 2/16/16	100	106,800
1.25%, 2/15/17	750	766,026
Mexico Government International Bond:
8.13%, 12/30/19	100	142,000
5.13%, 1/15/20	100	119,500
3.63%, 3/15/22 (a)	750	817,875
6.75%, 9/27/34	150	213,600
4.75%, 3/08/44	200	222,500
Panama Government International Bond:
5.20%, 1/30/20	100	120,150
6.70%, 1/26/36	100	140,500
Peruvian Government International Bond, 8.75%, 11/21/33	191	332,817
Poland Government International Bond:
3.88%, 7/16/15	100	106,750
6.38%, 7/15/19	250	308,750
Province of British Columbia Canada, 2.85%, 6/15/15	150	159,765
Province of Manitoba Canada, 1.38%, 4/28/14	250	254,080
Province of Nova Scotia Canada, 2.38%, 7/21/15	200	210,340
Province of Ontario Canada:
4.10%, 6/16/14	250	265,850
2.30%, 5/10/16	100	105,600
4.40%, 4/14/20 (a)	200	237,278
Province of Quebec Canada, 5.00%, 3/01/16	350	401,100
Republic of Korea, 5.75%, 4/16/14	250	268,295
South Africa Government International Bond, 4.67%, 1/17/24	200	224,500
Uruguay Government International Bond, 8.00%, 11/18/22	150	218,100

Total Foreign Agency Obligations - 2.4%		11,506,014

Non-Agency Mortgage-Backed Securities

Commercial Mortgage-Backed Securities - 1.8%
Bear Stearns Commercial Mortgage Securities, Series 2007-PW16, Class AM, 5.91%, 6/11/40 (e)	700	765,515
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A4, 5.32%, 12/11/49	600	683,174

Schedule of Investments (continued)
Bond Index Master Portfolio
(Percentages shown are based on Net Assets)

CS First Boston Mortgage Securities Corp., Series 2004-C2, Class A2, 5.42%, 5/15/36 (e)	500	530,806
GE Capital Commercial Mortgage Corp., Series 2005-C3, Class A7A, 4.97%, 7/10/45 (e)	1,000	1,109,090
Greenwich Capital Commercial Funding Corp.:
Series 2007-GG11, Class A4, 5.74%, 12/10/49	350	408,260
Series 2007-GG9, Class A4, 5.44%, 3/10/39	200	228,364
GS Mortgage Securities Corp. II, Series 2007-GG10, Class A4, 5.98%, 8/10/45 (e)	300	343,563
JP Morgan Chase Commercial Mortgage Securities Corp.:
Series 2005-LDP1, Class A4, 5.04%, 3/15/46 (e)	1,050	1,144,049
Series 2006-LDP9, Class A3, 5.34%, 5/15/47	900	1,027,556
Series 2011-C5, Class A3, 4.17%, 8/15/46	650	744,175
LB-UBS Commercial Mortgage Trust:
Series 2004-C2, Class A4, 4.37%, 3/15/36	500	522,488
Series 2006-C4, Class AM, 6.08%, 6/15/38 (e)	475	516,574
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A3, 6.12%, 2/15/51 (e)	474	500,132

		8,523,746

Total Non-Agency Mortgage-Backed Securities - 1.8%		8,523,746

Preferred Securities

Capital Trusts - 0.0%

Insurance - 0.0%
Chubb Corp. (The), 6.00%, 5/11/37	50	67,716

Total Preferred Securities - 0.0%		67,716

Taxable Municipal Bonds
Bay Area Toll Authority, 7.04%, 4/01/41	100	145,577
Chicago Transit Authority, Series A, 6.90%, 12/01/40	100	121,327
City of New York, Series G, 5.97%, 3/01/36	100	131,066
City of San Antonio TX, 4.43%, 2/01/42	100	110,540
Commonwealth of Massachusetts, 5.46%, 12/01/39	100	125,729
County of Sonoma CA, 6.00%, 12/01/29	100	113,136
Los Angeles Community College District, GO, Unlimited, Build America Bonds, 6.75%, 8/01/49	50	68,159
Los Angeles Unified School District, 6.76%, 7/01/34	150	199,831
Massachusetts School Building Authority, 5.72%, 8/15/39	100	130,655
Metropolitan Transportation Authority, RB, Build America Bonds, 6.69%, 11/15/40	50	66,661
Metropolitan Water Reclamation District of Greater Chicago, 5.72%, 12/01/38	150	197,187
New Jersey Economic Development Authority, 7.43%, 2/15/29	200	255,436
New Jersey State Turnpike Authority, RB:
4.25%, 1/01/16	155	162,598
7.41%, 1/01/40	100	148,844
New York City Municipal Water Finance Authority, 5.95%, 6/15/41	100	138,793
Ohio State Water Development Authority, Water Pollution Control, RB, Build America Bonds, 4.88%, 12/01/34	100	116,396
Port Authority of New York & New Jersey, 5.86%, 12/01/24	100	130,526
San Francisco City & County Public Utilities Commission Revenue, 6.95%, 11/01/31	100	141,865
Santa Clara Valley Transportation Authority, 5.88%, 4/01/32	100	123,756
State of California:
7.55%, 4/01/39	175	238,857
7.60%, 11/01/40	200	277,628
State of Connecticut, 5.09%, 10/01/30	150	174,473
State of Illinois, GO, Unlimited:
5.67%, 3/01/18	200	225,772
5.10%, 6/01/33	200	194,030
State of Texas, GO, Build America Bonds, 5.52%, 4/01/39	100	131,747
State of Washington, 5.48%, 8/01/39	100	127,137

Schedule of Investments (continued)
Bond Index Master Portfolio
(Percentages shown are based on Net Assets)

Texas Transportation Commission, 5.18%, 4/01/30	100	121,680

Total Taxable Municipal Bonds - 0.9%		4,119,406

U.S. Government Sponsored Agency Securities

Agency Obligations - 5.3%
Fannie Mae:
0.50%, 9/19/14	1,000	1,001,257
0.50%, 7/02/15 (a)	2,000	2,005,986
0.60%, 8/20/15	2,200	2,201,349
1.13%, 4/27/17	2,310	2,352,749
1.63%, 10/26/15	350	362,795
2.38%, 7/28/15 (a)	600	633,318
2.75%, 2/05/14	300	310,366
4.63%, 10/15/13	900	941,265
6.63%, 11/15/30	149	228,642
Federal Home Loan Banks:
0.38%, 11/27/13	1,500	1,502,628
0.38%, 1/29/14	3,300	3,306,039
5.50%, 8/13/14	425	467,010
5.50%, 7/15/36	100	138,550
Financing Corp., 8.60%, 9/26/19	200	291,237
Freddie Mac:
0.38%, 10/30/13	1,000	1,001,578
0.38%, 11/27/13 (a)	2,160	2,163,702
1.75%, 9/10/15 (a)	1,400	1,454,970
1.75%, 5/30/19 (a)	420	434,931
2.00%, 8/25/16	750	791,154
2.38%, 1/13/22	420	440,597
4.50%, 1/15/14	700	738,165
4.88%, 6/13/18 (a)	250	304,407
6.25%, 7/15/32	395	596,185
6.75%, 3/15/31	500	781,725
Tennessee Valley Authority, 6.25%, 12/15/17	400	509,827

		24,960,432

Mortgage-Backed Securities - 30.8%
Fannie Mae Mortgage Backed Securities:
2.50%, 10/01/27 (f)	1,000	1,051,250
2.52%, 8/01/42	494	518,706
2.76%, 8/01/41 (e)	225	235,490
3.00%, 10/01/26 - 10/01/42 (f)	4,954	5,245,474
3.19%, 11/01/40 (e)	116	122,128
3.50%, 2/01/26 - 10/01/42 (f)	13,942	16,974,671
4.00%, 10/01/25 - 10/01/42 (f)	12,192	13,115,580
4.50%, 5/01/24 - 10/01/42 (f)	11,690	12,671,616
5.00%, 1/01/19 - 10/01/42 (f)	9,598	10,480,650
5.50%, 6/01/25 - 10/01/42 (f)	6,701	7,360,433
6.00%, 3/01/34 - 10/01/42 (f)	7,577	8,376,064
6.50%, 7/01/32	464	536,975
7.00%, 2/01/32	111	132,666
Freddie Mac Mortgage Backed Securities:
2.50%, 10/01/27 (f)	1,000	1,050,156
3.00%, 10/01/27 (f)	1,500	1,583,203
3.26%, 8/01/41 (e)	152	160,533
3.50%, 3/01/32 - 10/01/42 (f)	4,086	4,383,407
3.70%, 9/01/40 (e)	176	186,845
4.00%, 5/01/19 - 10/01/42 (f)	5,857	8,288,642
4.50%, 4/01/18 - 10/01/42 (f)	7,790	8,429,808
5.00%, 10/01/18 - 10/01/42 (f)	5,159	5,599,828
5.06%, 7/01/38 (e)	215	228,386
5.50%, 6/01/35 - 10/01/42 (f)	3,568	3,896,404
6.00%, 10/01/42 (f)	1,000	1,097,812
6.50%, 6/01/31	144	165,019
8.00%, 12/01/24	349	417,186

Schedule of Investments (continued)
Bond Index Master Portfolio
(Percentages shown are based on Net Assets)

Ginnie Mae Mortgage Backed Securities:
3.50%, 4/20/42 - 10/01/42 (f)	5,281	5,780,936
4.00%, 3/15/41 - 10/01/42 (f)	6,372	7,029,613
4.50%, 7/15/39 - 10/01/42 (f)	8,304	9,153,818
5.00%, 11/15/39 - 10/01/42 (f)	6,030	6,672,474
5.50%, 12/15/32 - 10/01/42 (f)	1,244	1,384,837
6.00%, 3/15/35 - 10/20/38	1,169	1,323,532
6.50%, 9/15/36	356	426,746
7.50%, 12/15/23	407	444,721

		144,525,609

Total U.S. Government Sponsored Agency Securities - 36.1%		169,486,041

U.S. Treasury Obligations
U.S. Treasury Bonds:
8.75%, 5/15/17	500	686,875
8.75%, 5/15/20 (a)	500	779,140
8.75%, 8/15/20 (a)	400	628,438
6.25%, 8/15/23 (a)	450	652,992
7.63%, 2/15/25 (a)	375	612,422
6.13%, 11/15/27 (a)	780	1,173,900
6.25%, 5/15/30	1,100	1,723,734
5.38%, 2/15/31 (a)	350	506,242
4.50%, 2/15/36 (a)	1,166	1,555,516
5.00%, 5/15/37	500	716,016
3.50%, 2/15/39	3,300	3,788,298
4.25%, 5/15/39	25	32,395
4.38%, 11/15/39 (a)	300	396,516
4.63%, 2/15/40 (a)	730	1,001,925
4.38%, 5/15/40	250	330,742
3.88%, 8/15/40 (a)	360	439,819
4.25%, 11/15/40 (a)	1,428	1,854,169
4.75%, 2/15/41 (a)	200	280,281
4.38%, 5/15/41	610	808,250
3.75%, 8/15/41 (a)	1,550	1,853,219
3.13%, 11/15/41 (a)	400	426,125
3.13%, 2/15/42	5,350	5,691,062
2.75%, 8/15/42 (a)	500	491,719
U.S. Treasury Notes:
2.75%, 10/31/13 (a)	1,423	1,462,077
0.25%, 11/30/13	4,500	4,502,286
0.25%, 1/31/14	9,400	9,404,409
4.75%, 5/15/14 (a)	2,525	2,709,739
0.25%, 5/31/14	11,000	11,003,432
0.75%, 6/15/14	1,350	1,361,865
0.50%, 8/15/14	1,750	1,758,409
2.38%, 8/31/14 (a)	950	988,557
0.50%, 10/15/14 (a)	1,500	1,507,617
0.38%, 11/15/14 (a)	1,250	1,253,027
0.25%, 12/15/14	2,550	2,549,403
0.25%, 1/15/15	700	699,782
0.25%, 2/15/15	1,750	1,748,906
2.50%, 4/30/15	2,690	2,842,994
0.25%, 5/15/15	17,250	17,232,474
1.88%, 6/30/15	1,000	1,043,125
1.75%, 7/31/15 (a)	750	780,469
0.25%, 8/15/15	4,500	4,492,971
0.25%, 9/15/15	1,500	1,497,421
1.25%, 9/30/15 (a)	2,400	2,466,562
2.00%, 1/31/16	400	421,781
4.50%, 2/15/16 (a)	1,200	1,366,126
2.13%, 2/29/16	600	635,765
2.00%, 4/30/16	1,679	1,774,624
5.13%, 5/15/16 (a)	250	292,246
1.50%, 6/30/16	500	519,922
1.50%, 7/31/16	550	572,129

Schedule of Investments (continued)
Bond Index Master Portfolio
(Percentages shown are based on Net Assets)

4.63%, 11/15/16	250	292,149
2.75%, 11/30/16	850	929,156
0.88%, 12/31/16	250	253,906
0.88%, 1/31/17	800	812,250
4.63%, 2/15/17	650	764,918
0.88%, 2/28/17	1,950	1,980,012
0.63%, 5/31/17	13,500	13,533,750
2.50%, 6/30/17	2,290	2,495,205
0.50%, 7/31/17	900	895,570
4.75%, 8/15/17 (a)	1,300	1,558,781
1.88%, 8/31/17	370	392,749
4.25%, 11/15/17	1,025	1,210,221
2.75%, 2/28/18 (a)	1,300	1,440,969
4.00%, 8/15/18	500	592,696
1.38%, 9/30/18	600	618,937
1.75%, 10/31/18	250	263,438
1.38%, 12/31/18	1,030	1,060,820
1.25%, 1/31/19	1,200	1,225,594
1.38%, 2/28/19	12,000	12,341,256
1.25%, 4/30/19	2,800	2,852,500
1.13%, 5/31/19	1,880	1,897,625
0.88%, 7/31/19	1,500	1,485,703
3.38%, 11/15/19	2,100	2,434,687
3.63%, 2/15/20	500	589,219
2.63%, 8/15/20 (a)	750	829,160
3.63%, 2/15/21	110	130,221
2.13%, 8/15/21	450	476,015
2.00%, 11/15/21	1,350	1,409,378
1.75%, 5/15/22	4,400	4,461,873
1.63%, 8/15/22	500	499,453

Total U.S. Treasury Obligations - 34.7%		163,046,124

Total Long-Term Investments (Cost - $ 451,789,301) – 99.00%		465,379,268

Short-Term Securities	Shares	Value

Money Market Funds - 28.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.25% (c)(g)(h)	119,591,014	119,591,014
BlackRock Cash Funds: Prime, SL Agency Shares, 0.24% (c)(g)(h)	13,132,306	13,132,306

		132,723,320

Total Short-Term Securities (Cost - $ 132,723,320) - 28.2%		132,723,320

Total Investments Before TBA Sale Commitments (Cost - $ 584,502,621*) – 127.2%		598,102,588

Schedule of Investments (continued)
Bond Index Master Portfolio
(Percentages shown are based on Net Assets)

	Par
TBA Sale Commitments (f)	(000)

Fannie Mae Mortgage Backed Securities:

3.50%, 02/01/26- 10/01/42	$1,900	(2,037,750)

Freddie Mac Mortgage Backed Securities:

4.00%, 05/01/19- 10/01/27	1,900	(2,010,438)

Total TBA Sale Commitments (Proceeds -- $4,031,727) -- (0.9)%		(4,048,188)

Total Investments, Net of Outstanding TBA Sale Commitments - 126.3%		594,054,400

Liabilities in Excess of Other Assets - (26.3)%		(123,986,079)

Net Assets - 100.0%		$470,068,321
*	As of September 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Aggregate cost	$580,470,894

Gross unrealized appreciation	$13,734,241
Gross unrealized depreciation	(150,735)

Net unrealized appreciation	$13,583,506

(a)	Security, or a portion of security, is on loan.
(b)	Represents a step-down bond that pays an initial coupon rate for the first period and then a lower coupon rate for the following periods. Rate shown is as of report date.
(c)	Investments in issuers considered to be an affiliate of the Master Portfolio during the period ended September 30, 2012, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Par Held at December 31, 2011	Shares/Par Purchased		Shares/Par Sold	Shares/Par Held at September 30, 2012	Value at September 30, 2012	Income
BlackRock Cash Funds:
Institutional, SL Agency Shares	25,385,409	94,205,605	[1]	-	119,591,014	$119,591,014	$125,913
BlackRock Cash Funds:
Prime, SL Agency Shares	5,275,209	7,857,097	[1]	-	13,132,306	$13,132,306	$13,442
PNC Funding Corp.,
5.63%, 2/01/17	150	-		-	150	$172,686	$6,281
PNC Funding Corp.,
3.30%, 3/08/22	-	150		-	150	$160,762	$1,581
[1]	Represents net shares purchased.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

Schedule of Investments (continued)
Bond Index Master Portfolio

(e)	Variable rate security. Rate shown is as of report date.
(f)	Represents or includes a TBA transaction. Unsettled TBA transactions as of September 30, 2012 were as follows:

Counterparty	Market Value	Unrealized Appreciation (Depreciation)
Banc of America Securities	$9,917,016	$42,291
Barclays Capital Inc.	$3,292,969	$6,563
BNP Paribas Securities	$3,306,094	$453
Citigroup Global Markets	$5,386,719	$38,281
Credit Suisse Securities	$13,095,266	$14,227
Deutsche Bank Securities	$12,691,891	$(3,137)
Goldman Sachs & Co.	$3,662,625	$721
JPMorgan Securities	$5,548,625	$24,138
Morgan Stanley Co.	$4,961,250	$(3,516)
Nomura Securities	$1,075,469	$(3,516)
R.B.C. Dominion Securities	$2,680,938	$7,252
RBS Securities	$8,489,859	$25,328
UBS Financial Services	$1,072,500	$6,085
UBS Securities LLC	$5,479,969	$63,422
Wells Fargo Securities	$7,885,219	$49,475

(g)	All or a portion of security was purchased with the cash collateral from loaned securities.
(h)	Represents yield as of report date.

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:
GO	General Obligation Bonds	RB	Revenue Bonds
TBA	To Be Announced

• For Master Portfolio compliance purposes, the Master Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Master Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

• Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

• Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Master Portfolio has the ability to access

• Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

• Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Schedule of Investments (concluded)
Bond Index Master Portfolio

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy as of September 30, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term[1]:
Asset-Backed Securities	-	$1,489,510	-	$1,489,510
Corporate Bonds	-	107,140,711	-	107,140,711
Foreign Agency Obligations	-	11,506,014	-	11,506,014
Non-Agency Mortgage- Backed Securities	-	8,523,746	-	8,523,746
Preferred Securities	-	67,716	-	67,716
Taxable Municipal Bonds	-	4,119,406	-	4,119,406
U.S. Government Sponsored Agency
Securities	-	169,486,041	-	169,486,041
U.S. Treasury Obligations	-	163,046,124	-	163,046,124

Short-Term Securities:
Money Market Funds	$132,723,320	-	-	132,723,320
Liabilities:
TBA Sale Commitments		(4,048,188)		(4,048,188)

Total	$132,723,320	$461,331,080	-	$594,054,400

1 See above Schedule of Investments for values in each sector and industry.

Certain of the Master Portfolio’s liabilities are held at carrying amount, which approximates fair value for financidal reporting purposes. As of September 30, 2012, collateral on securities loaned at value of $36,501,882 is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended September 30, 2012.

Schedule of Investments September 30, 2012 (Unaudited)
S&P 500 Stock Master Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Aerospace & Defense - 2.2%
The Boeing Co. (a)	89,212	$6,210,940
General Dynamics Corp.	43,860	2,900,023
Honeywell International, Inc.	102,545	6,127,064
L-3 Communications Holdings, Inc.	12,640	906,414
Lockheed Martin Corp.	35,346	3,300,610
Northrop Grumman Corp.	32,631	2,167,677
Precision Castparts Corp. (a)	19,077	3,116,037
Raytheon Co.	43,562	2,490,004
Rockwell Collins, Inc. (a)	18,818	1,009,398
Textron, Inc.	36,743	961,564
United Technologies Corp.	110,507	8,651,593

		37,841,324

Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	21,098	1,235,288
Expeditors International of Washington, Inc.	27,558	1,002,009
FedEx Corp.	38,594	3,265,824
United Parcel Service, Inc., Class B	94,748	6,781,114

		12,284,235

Airlines - 0.0%
Southwest Airlines Co. (a)	95,810	840,254

Auto Components - 0.2%
BorgWarner, Inc. (a)(b)	14,975	1,034,922
The Goodyear Tire & Rubber Co. (b)	31,751	387,045
Johnson Controls, Inc.	89,736	2,458,766

		3,880,733

Automobiles - 0.4%
Ford Motor Co.	500,971	4,939,574
Harley-Davidson, Inc.	30,038	1,272,710

		6,212,284

Beverages - 2.4%
Beam, Inc.	20,728	1,192,689
Brown-Forman Corp., Class B (a)	19,828	1,293,777
The Coca-Cola Co.	509,520	19,326,093
Coca-Cola Enterprises, Inc.	36,947	1,155,333
Constellation Brands, Inc. (b)	19,751	638,945
Dr Pepper Snapple Group, Inc. (a)	27,596	1,228,850
Molson Coors Brewing Co., Class B	20,392	918,659
Monster Beverage Corp. (b)	20,080	1,087,533
PepsiCo Inc.	204,553	14,476,216

		41,318,095

Biotechnology - 1.6%
Alexion Pharmaceuticals, Inc. (b)	25,337	2,898,553
Amgen, Inc.	101,279	8,539,845
Biogen Idec, Inc. (b)	31,081	4,638,218
Celgene Corp. (b)	56,949	4,350,903
Gilead Sciences, Inc. (b)	99,397	6,593,003

		27,020,522

Building Products - 0.0%
Masco Corp.	46,647	702,037

Schedule of Investments (continued)
S&P 500 Stock Master Portfolio
(Percentages shown are based on Net Assets)

Capital Markets - 1.8%
Ameriprise Financial, Inc.	28,005	1,587,604
The Bank of New York Mellon Corp.	155,091	3,508,158
BlackRock, Inc. (c)	16,794	2,994,370
The Charles Schwab Corp. (a)	143,671	1,837,552
E*TRADE Financial Corp. (b)	32,945	290,245
Federated Investors, Inc., Class B (a)	12,030	248,901
Franklin Resources, Inc.	18,306	2,289,531
The Goldman Sachs Group, Inc.	59,399	6,752,478
Invesco Ltd.	58,350	1,458,167
Legg Mason, Inc. (a)	16,304	402,383
Morgan Stanley	182,805	3,060,156
Northern Trust Corp.	29,137	1,352,394
State Street Corp.	63,391	2,659,886
T Rowe Price Group, Inc.	33,290	2,107,257

		30,549,082

Chemicals - 2.4%
Air Products & Chemicals, Inc.	27,772	2,296,744
Airgas, Inc.	9,051	744,897
CF Industries Holdings, Inc.	8,320	1,849,037
The Dow Chemical Co. (a)	157,358	4,557,088
E.I. du Pont de Nemours & Co. (a)	122,226	6,144,301
Eastman Chemical Co.	20,012	1,140,884
Ecolab, Inc.	34,885	2,260,897
FMC Corp. (a)	17,960	994,625
International Flavors & Fragrances, Inc.	10,622	632,859
LyondellBasell Industries NV, Class A	44,499	2,298,818
Monsanto Co.	70,016	6,372,856
The Mosaic Co.	36,650	2,111,407
PPG Industries, Inc.	20,030	2,300,245
Praxair, Inc. (a)	39,156	4,067,525
The Sherwin-Williams Co. (a)	11,164	1,662,431
Sigma-Aldrich Corp. (a)	15,804	1,137,414

		40,572,028

Commercial Banks - 2.8%
BB&T Corp. (a)	91,763	3,042,861
Comerica, Inc.	25,517	792,303
Fifth Third Bancorp	120,472	1,868,521
First Horizon National Corp. (a)	32,505	313,023
Huntington Bancshares, Inc.	112,187	774,090
KeyCorp	123,664	1,080,823
M&T Bank Corp. (a)	16,007	1,523,226
PNC Financial Services Group, Inc. (c)	69,527	4,387,154
Regions Financial Corp.	185,116	1,334,686
SunTrust Banks, Inc.	70,614	1,996,258
U.S. Bancorp (a)	249,048	8,542,347
Wells Fargo & Co.	646,411	22,320,572
Zions BanCorp. (a)	23,899	493,634

		48,469,498

Commercial Services & Supplies - 0.6%
Avery Dennison Corp.	13,447	427,883
Cintas Corp. (a)	14,314	593,315
Iron Mountain, Inc. (a)	20,370	694,821
Pitney Bowes, Inc. (a)	25,978	359,016
R.R. Donnelley & Sons Co. (a)	23,241	246,355
Republic Services, Inc. (a)	39,986	1,100,015
Stericycle, Inc. (b)	11,204	1,014,186
Tyco International Ltd.	60,368	3,396,304
Waste Management, Inc. (a)	57,820	1,854,865

		9,686,760

Schedule of Investments (continued)
S&P 500 Stock Master Portfolio
(Percentages shown are based on Net Assets)

Communications Equipment - 1.9%
Cisco Systems, Inc.	695,290	13,273,086
F5 Networks, Inc. (b)	10,347	1,083,331
Harris Corp. (a)	14,762	756,109
JDS Uniphase Corp. (b)	29,890	370,188
Juniper Networks, Inc. (b)	68,970	1,180,077
Motorola Solutions, Inc. (a)	37,893	1,915,491
QUALCOMM, Inc.	223,885	13,990,574

		32,568,856

Computers & Peripherals - 6.0%
Apple, Inc.	123,250	82,239,795
Dell, Inc.	192,882	1,901,817
EMC Corp. (b)	275,757	7,519,893
Hewlett-Packard Co.	258,221	4,405,250
NetApp, Inc. (b)	47,617	1,565,647
SanDisk Corp. (b)	31,613	1,372,953
Seagate Technology Plc	47,072	1,459,232
Western Digital Corp.	29,700	1,150,281

		101,614,868

Construction & Engineering - 0.1%
Fluor Corp.	21,942	1,234,896
Jacobs Engineering Group, Inc. (b)	16,931	684,520
Quanta Services, Inc. (b)	27,838	687,599

		2,607,015

Construction Materials - 0.0%
Vulcan Materials Co. (a)	16,898	799,275

Consumer Finance - 0.9%
American Express Co.	129,909	7,386,626
Capital One Financial Corp.	76,299	4,349,806
Discover Financial Services	68,150	2,707,600
SLM Corp.	62,752	986,461

		15,430,493

Containers & Packaging - 0.1%
Ball Corp.	20,329	860,120
Bemis Co., Inc. (a)	13,376	420,943
Owens-Illinois, Inc. (b)	21,399	401,445
Sealed Air Corp.	24,042	371,689

		2,054,197

Distributors - 0.1%
Genuine Parts Co. (a)	20,309	1,239,458

Diversified Consumer Services - 0.1%
Apollo Group, Inc., Class A (a)(b)	13,092	380,323
H&R Block, Inc. (a)	35,603	617,000

		997,323

Diversified Financial Services - 3.0%
Bank of America Corp.	1,416,443	12,507,192
Citigroup, Inc.	385,424	12,611,073
CME Group, Inc.	40,521	2,321,853
IntercontinentalExchange, Inc. (b)	9,528	1,271,130
JPMorgan Chase & Co.	499,356	20,213,931

Schedule of Investments (continued)
S&P 500 Stock Master Portfolio
(Percentages shown are based on Net Assets)

Leucadia National Corp. (a)	25,914	589,544
Moody’s Corp. (a)	25,655	1,133,181
The NASDAQ OMX Group, Inc.	15,872	369,738
NYSE Euronext	32,955	812,341

		51,829,983

Diversified Telecommunication Services - 3.0%
AT&T, Inc.	759,007	28,614,564
CenturyLink, Inc. (a)	81,740	3,302,296
Frontier Communications Corp. (a)	130,617	640,023
Verizon Communications, Inc.	374,471	17,064,643
Windstream Corp. (a)	76,806	776,509

		50,398,035

Electric Utilities - 2.0%
American Electric Power Co., Inc.	63,633	2,796,034
Duke Energy Corp.	92,497	5,993,806
Edison International	42,718	1,951,786
Entergy Corp. (a)	23,235	1,610,186
Exelon Corp.	112,079	3,987,771
FirstEnergy Corp.	54,864	2,419,502
NextEra Energy, Inc. (a)	55,506	3,903,737
Northeast Utilities	41,112	1,571,712
Pepco Holdings, Inc. (a)	29,886	564,845
Pinnacle West Capital Corp.	14,300	755,040
PPL Corp. (a)	76,168	2,212,680
Southern Co.	114,903	5,295,879
Xcel Energy, Inc.	63,906	1,770,835

		34,833,813

Electrical Equipment - 0.5%
Cooper Industries Plc, Class A	20,949	1,572,432
Emerson Electric Co.	95,525	4,610,991
Rockwell Automation, Inc. (a)	18,518	1,287,927
Roper Industries, Inc. (a)	12,811	1,407,801

		8,879,151

Electronic Equipment, Instruments & Components - 0.4%
Amphenol Corp., Class A	21,101	1,242,427
Corning, Inc.	196,895	2,589,169
FLIR Systems, Inc.	20,008	399,660
Jabil Circuit, Inc.	24,337	455,589
Molex, Inc. (a)	17,848	469,045
TE Connectivity Ltd. (a)	56,101	1,907,995

		7,063,885

Energy Equipment & Services - 1.9%
Baker Hughes, Inc. (a)	57,682	2,608,957
Cameron International Corp. (b)	32,287	1,810,332
Diamond Offshore Drilling, Inc. (a)	9,094	598,476
Ensco PLC, Class A (a)	30,416	1,659,497
FMC Technologies, Inc. (b)	31,231	1,445,995
Halliburton Co.	121,836	4,104,655
Helmerich & Payne, Inc.	13,937	663,541
Nabors Industries Ltd. (b)	37,666	528,454
National Oilwell Varco, Inc. (a)	56,002	4,486,320
Noble Corp.	33,069	1,183,209
Rowan Cos. Plc, Class A (b)	16,112	544,102
Schlumberger Ltd.	174,414	12,615,365

		32,248,903

Schedule of Investments (continued)
S&P 500 Stock Master Portfolio
(Percentages shown are based on Net Assets)

Food & Staples Retailing - 2.4%
Costco Wholesale Corp.	56,794	5,686,499
CVS Caremark Corp.	167,168	8,094,275
The Kroger Co.	72,334	1,702,742
Safeway, Inc. (a)	31,191	501,863
Sysco Corp. (a)	76,953	2,406,320
Wal-Mart Stores, Inc. (a)	221,225	16,326,405
Walgreen Co.	112,543	4,101,067
Whole Foods Market, Inc.	22,527	2,194,130

		41,013,301

Food Products - 1.7%
Archer Daniels Midland Co.	86,397	2,348,270
Campbell Soup Co. (a)	23,526	819,175
ConAgra Foods, Inc.	53,891	1,486,853
Dean Foods Co. (b)	23,939	391,403
General Mills, Inc.	85,103	3,391,354
H.J. Heinz Co. (a)	42,009	2,350,404
The Hershey Co. (a)	19,863	1,408,088
Hormel Foods Corp. (a)	17,788	520,121
The J.M. Smucker Co.	14,590	1,259,555
Kellogg Co. (a)	32,348	1,671,098
Kraft Foods, Inc., Class A	233,209	9,643,192
McCormick & Co., Inc. (a)	17,353	1,076,580
Mead Johnson Nutrition Co.	26,721	1,958,115
Tyson Foods, Inc., Class A	37,769	605,059

		28,929,267

Gas Utilities - 0.1%
AGL Resources, Inc. (a)	15,342	627,641
ONEOK, Inc.	26,967	1,302,776

		1,930,417

Health Care Equipment & Supplies - 1.8%
Baxter International, Inc.	71,863	4,330,464
Becton Dickinson & Co. (a)	26,299	2,066,050
Boston Scientific Corp. (b)	185,442	1,064,437
C.R. Bard, Inc.	10,416	1,090,034
CareFusion Corp. (b)	28,985	822,884
Covidien Plc	63,034	3,745,480
DENTSPLY International, Inc. (a)	18,526	706,582
Edwards Lifesciences Corp. (b)	15,162	1,627,944
Intuitive Surgical, Inc. (b)	5,240	2,597,101
Medtronic, Inc. (a)	134,536	5,801,192
St. Jude Medical, Inc.	41,155	1,733,860
Stryker Corp.	38,325	2,133,170
Varian Medical Systems, Inc. (b)	14,467	872,650
Zimmer Holdings, Inc.	22,853	1,545,320

		30,137,168

Health Care Providers & Services - 1.9%
Aetna, Inc.	44,378	1,757,369
AmerisourceBergen Corp.	32,943	1,275,223
Cardinal Health, Inc.	44,901	1,749,792
Cigna Corp.	37,799	1,782,979
Coventry Health Care, Inc.	18,012	750,920
DaVita, Inc. (b)	11,369	1,177,942
Express Scripts Holding Co. (b)	106,516	6,675,358
Humana, Inc.	21,171	1,485,146

Schedule of Investments (continued)
S&P 500 Stock Master Portfolio
(Percentages shown are based on Net Assets)

Laboratory Corp. of America Holdings (b)	12,559	1,161,331
McKesson Corp.	30,968	2,664,177
Patterson Cos., Inc. (a)	11,375	389,480
Quest Diagnostics Inc.	20,785	1,318,393
Tenet Healthcare Corp. (b)	54,004	338,605
UnitedHealth Group, Inc. (a)	135,688	7,518,472
WellPoint, Inc.	42,923	2,489,963

		32,535,150

Health Care Technology - 0.1%
Cerner Corp. (b)	19,088	1,477,602

Hotels, Restaurants & Leisure - 1.8%
Carnival Corp. (a)	58,794	2,142,453
Chipotle Mexican Grill, Inc. (b)	4,150	1,317,791
Darden Restaurants, Inc. (a)	16,783	935,652
International Game Technology	36,434	476,921
Marriott International, Inc., Class A (a)	33,523	1,310,749
McDonald’s Corp.	132,537	12,160,270
Starbucks Corp.	99,821	5,065,916
Starwood Hotels & Resorts Worldwide, Inc.	25,740	1,491,890
Wyndham Worldwide Corp.	18,931	993,499
Wynn Resorts Ltd.	10,395	1,199,999
Yum! Brands, Inc. (a)	59,858	3,970,980

		31,066,120

Household Durables - 0.3%
D.R. Horton, Inc.	36,350	750,264
Harman International Industries, Inc. (a)	9,145	422,133
Leggett & Platt, Inc. (a)	18,188	455,610
Lennar Corp., Class A (a)	21,256	739,071
Newell Rubbermaid, Inc.	37,613	718,032
PulteGroup, Inc. (b)	44,109	683,690
Whirlpool Corp. (a)	10,132	840,044

		4,608,844

Household Products - 2.2%
The Clorox Co.	16,965	1,222,328
Colgate-Palmolive Co.	58,768	6,301,105
Kimberly-Clark Corp.	51,858	4,448,379
The Procter & Gamble Co.	362,074	25,113,453

		37,085,265

Independent Power Producers & Energy Traders - 0.1%
The AES Corp. (b)	83,173	912,408
NRG Energy, Inc.	29,780	636,994

		1,549,402

Industrial Conglomerates - 2.5%
3M Co.	83,811	7,745,813
Danaher Corp.	76,702	4,230,115
General Electric Co.	1,388,111	31,524,001

		43,499,929

Insurance - 3.8%
ACE Ltd.	44,514	3,365,258
Aflac, Inc.	61,458	2,942,609
The Allstate Corp.	63,750	2,525,138
American International Group, Inc. (b)	153,187	5,023,002
Aon Plc	42,351	2,214,534
Assurant, Inc.	10,205	380,647
Berkshire Hathaway, Inc., Class B (b)	241,065	21,261,933

Schedule of Investments (continued)
S&P 500 Stock Master Portfolio
(Percentages shown are based on Net Assets)

The Chubb Corp.	35,024	2,671,631
Cincinnati Financial Corp.	19,669	745,258
Genworth Financial, Inc., Class A (b)	63,773	333,533
Hartford Financial Services Group, Inc.	57,200	1,111,968
Lincoln National Corp. (a)	37,031	895,780
Loews Corp.	40,960	1,690,010
Marsh & McLennan Cos., Inc.	71,395	2,422,432
MetLife, Inc.	139,515	4,807,687
Principal Financial Group, Inc. (a)	37,079	998,908
The Progressive Corp. (a)	74,508	1,545,296
Prudential Financial, Inc. (a)	61,177	3,334,758
Torchmark Corp. (a)	12,774	655,945
The Travelers Cos., Inc.	50,589	3,453,205
Unum Group	37,087	712,812
XL Group Plc	40,442	971,821

		64,064,165

Internet & Catalog Retail - 1.0%
Amazon.com, Inc. (b)	47,532	12,088,338
Expedia, Inc. (a)	12,217	706,631
NetFlix, Inc. (a)(b)	7,203	392,131
priceline.com, Inc. (b)	6,543	4,048,351
TripAdvisor, Inc. (b)	14,252	469,319

		17,704,770

Internet Software & Services - 2.2%
Akamai Technologies, Inc. (b)	23,249	889,507
eBay, Inc. (b)	152,390	7,377,200
Google, Inc., Class A (b)	34,824	26,274,708
VeriSign, Inc. (a)(b)	20,498	998,047
Yahoo!, Inc. (b)	138,153	2,206,994

		37,746,456

IT Services - 3.9%
Accenture Plc, Class A	83,612	5,855,348
Automatic Data Processing, Inc.	63,612	3,731,480
Cognizant Technology Solutions Corp., Class A (b)	39,505	2,762,190
Computer Sciences Corp.	20,287	653,444
Fidelity National Information Services, Inc.	32,756	1,022,642
Fiserv, Inc. (b)	17,777	1,316,031
International Business Machines Corp. (a)	141,328	29,318,494
MasterCard, Inc., Class A	14,100	6,365,868
Paychex, Inc.	42,291	1,407,867
SAIC, Inc.	36,871	443,927
Teradata Corp. (b)	22,097	1,666,335
Total System Services, Inc.	21,060	499,122
Visa, Inc., Class A (a)	68,685	9,223,022
The Western Union Co.	79,526	1,448,964

		65,714,734

Leisure Equipment & Products - 0.1%
Hasbro, Inc. (a)	15,142	577,970
Mattel, Inc. (a)	44,671	1,584,927

		2,162,897

Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc.	45,678	1,756,319
Life Technologies Corp. (b)	23,169	1,132,501
PerkinElmer, Inc.	14,777	435,478
Thermo Fisher Scientific, Inc.	47,973	2,822,252
Waters Corp. (b)	11,531	960,878

		7,107,428

Schedule of Investments (continued)
S&P 500 Stock Master Portfolio
(Percentages shown are based on Net Assets)

Machinery - 1.9%
Caterpillar, Inc.	85,839	7,385,588
Cummins, Inc.	23,457	2,162,970
Deere & Co. (a)	51,603	4,256,731
Dover Corp.	23,946	1,424,548
Eaton Corp. (a)	44,277	2,092,531
Flowserve Corp. (a)	6,852	875,274
Illinois Tool Works, Inc. (a)	56,992	3,389,314
Ingersoll-Rand Plc	38,068	1,706,208
Joy Global, Inc.	13,833	775,478
PACCAR, Inc. (a)	46,397	1,857,040
Pall Corp. (a)	15,194	964,667
Parker Hannifin Corp. (a)	19,598	1,638,001
Pentair Ltd.	13,059	581,256
Snap-on, Inc.	7,539	541,828
Stanley Black & Decker, Inc.	22,172	1,690,615
Xylem, Inc.	24,252	609,938

		31,951,987

Media - 3.5%
Cablevision Systems Corp., New York Group, Class A (a)	28,088	445,195
CBS Corp., Class B	78,728	2,860,188
Comcast Corp, Class A	351,682	12,579,665
DIRECTV (b)	82,875	4,347,622
Discovery Communications, Inc., Class A (b)	32,786	1,955,029
Gannett Co., Inc. (a)	30,485	541,109
The Interpublic Group of Cos., Inc.	57,483	639,211
The McGraw-Hill Cos., Inc.	36,740	2,005,637
News Corp., Class A	268,387	6,583,533
Omnicom Group, Inc.	35,243	1,817,129
Scripps Networks Interactive, Inc., Class A (a)	11,641	712,778
Time Warner Cable, Inc.	40,467	3,846,793
Time Warner, Inc.	124,651	5,650,430
Viacom, Inc., Class B	62,569	3,353,073
The Walt Disney Co. (a)	235,820	12,328,670
The Washington Post Co., Class B (a)	623	226,168

		59,892,230

Metals & Mining - 0.8%
Alcoa, Inc. (a)	139,700	1,236,345
Allegheny Technologies, Inc.	13,897	443,314
Cliffs Natural Resources, Inc. (a)	18,607	728,092
Freeport-McMoRan Copper & Gold, Inc.	124,682	4,934,914
Newmont Mining Corp.	65,142	3,648,603
Nucor Corp.	41,602	1,591,692
Titanium Metals Corp. (a)	10,684	137,076
United States Steel Corp. (a)	18,685	356,323

		13,076,359

Multi-Utilities - 1.2%
Ameren Corp.	31,734	1,036,750
Centerpoint Energy, Inc.	55,930	1,191,309
CMS Energy Corp.	34,603	814,901
Consolidated Edison, Inc. (a)	38,419	2,300,914
Dominion Resources, Inc.	75,283	3,985,482
DTE Energy Co. (a)	22,489	1,347,991
Integrys Energy Group, Inc. (a)	10,109	527,690
NiSource, Inc.	37,245	949,002
PG&E Corp.	55,945	2,387,173
Public Service Enterprise Group, Inc.	66,349	2,135,111

Schedule of Investments (continued)
S&P 500 Stock Master Portfolio
(Percentages shown are based on Net Assets)

SCANA Corp. (a)	17,150	827,830
Sempra Energy (a)	29,821	1,923,156
TECO Energy, Inc. (a)	25,781	457,355
Wisconsin Energy Corp.	30,151	1,135,788

		21,020,452

Multiline Retail - 0.8%
Big Lots, Inc. (b)	8,244	243,857
Dollar Tree, Inc. (b)	30,202	1,458,001
Family Dollar Stores, Inc.	13,022	863,359
J.C. Penney Co., Inc. (a)	19,002	461,559
Kohl’s Corp.	28,689	1,469,451
Macy’s, Inc.	53,366	2,007,629
Nordstrom, Inc. (a)	20,387	1,124,955
Target Corp.	86,024	5,459,943

		13,088,754

Office Electronics - 0.1%
Xerox Corp. (a)	174,085	1,277,784

Oil, Gas & Consumable Fuels - 9.3%
Alpha Natural Resources, Inc. (b)	28,347	186,240
Anadarko Petroleum Corp.	65,626	4,588,570
Apache Corp.	51,379	4,442,742
Cabot Oil & Gas Corp.	27,487	1,234,166
Chesapeake Energy Corp.	69,116	1,304,219
Chevron Corp. (a)	257,951	30,066,769
ConocoPhillips	159,997	9,148,628
CONSOL Energy, Inc. (a)	29,756	894,168
Denbury Resources, Inc. (b)	51,107	825,889
Devon Energy Corp.	49,745	3,009,572
EOG Resources, Inc.	35,457	3,972,957
EQT Corp.	19,573	1,154,807
Exxon Mobil Corp.	606,879	55,499,085
Hess Corp.	38,756	2,081,972
Kinder Morgan, Inc.	74,855	2,658,850
Marathon Oil Corp.	92,517	2,735,728
Marathon Petroleum Corp.	44,378	2,422,595
Murphy Oil Corp.	24,582	1,319,808
Newfield Exploration Co. (b)	17,641	552,516
Noble Energy, Inc.	23,324	2,162,368
Occidental Petroleum Corp.	106,436	9,159,882
Peabody Energy Corp. (a)	35,341	787,751
Phillips 66	82,312	3,816,807
Pioneer Natural Resources Co. (a)	16,127	1,683,659
QEP Resources, Inc.	23,145	732,771
Range Resources Corp. (a)	21,285	1,487,183
Southwestern Energy Co. (b)	45,618	1,586,594
Spectra Energy Corp.	85,654	2,514,801
Sunoco, Inc.	13,740	643,444
Tesoro Corp.	18,208	762,915
Valero Energy Corp.	72,358	2,292,301
The Williams Cos., Inc.	82,210	2,874,884
WPX Energy, Inc. (b)	25,783	427,740

		159,032,381

Paper & Forest Products - 0.2%
International Paper Co.	57,342	2,082,661
MeadWestvaco Corp.	22,645	692,937

		2,775,598

Personal Products - 0.2%
Avon Products, Inc.	56,467	900,649
The Estee Lauder Cos., Inc., Class A (a)	31,476	1,937,977

		2,838,626

Schedule of Investments (continued)
S&P 500 Stock Master Portfolio
(Percentages shown are based on Net Assets)

Pharmaceuticals - 6.2%
Abbott Laboratories	206,269	14,141,803
Allergan, Inc.	40,376	3,697,634
Bristol-Myers Squibb Co.	220,603	7,445,351
Eli Lilly & Co.	134,154	6,360,241
Forest Laboratories, Inc. (b)	31,235	1,112,278
Hospira, Inc. (b)	21,569	707,895
Johnson & Johnson (a)	362,437	24,975,534
Merck & Co., Inc. (a)	400,339	18,055,289
Mylan, Inc. (b)	54,072	1,319,357
Perrigo Co. (a)	11,706	1,359,886
Pfizer, Inc.	981,917	24,400,637
Watson Pharmaceuticals, Inc. (b)	16,718	1,423,705

		104,999,610

Professional Services - 0.1%
The Dun & Bradstreet Corp. (a)	6,106	486,160
Equifax, Inc.	15,619	727,533
Robert Half International, Inc.	18,551	494,013

		1,707,706

Real Estate Investment Trusts (REITs) - 2.1%
American Tower Corp.	51,880	3,703,713
Apartment Investment & Management Co., Class A	18,934	492,095
AvalonBay Communities, Inc. (a)	12,704	1,727,617
Boston Properties, Inc.	19,775	2,187,313
Equity Residential	39,486	2,271,630
HCP, Inc.	56,355	2,506,670
Health Care REIT, Inc. (a)	33,469	1,932,835
Host Hotels & Resorts, Inc.	94,686	1,519,710
Kimco Realty Corp. (a)	53,246	1,079,296
Plum Creek Timber Co., Inc.	21,113	925,594
Prologis, Inc.	60,419	2,116,478
Public Storage	18,911	2,631,844
Simon Property Group, Inc.	39,850	6,049,628
Ventas, Inc. (a)	38,751	2,412,250
Vornado Realty Trust	22,438	1,818,600
Weyerhaeuser Co. (a)	70,500	1,842,870

		35,218,143

Real Estate Management & Development - 0.0%
CBRE Group, Inc., Class A (b)	40,584	747,151

Road & Rail - 0.8%
CSX Corp. (a)	136,504	2,832,458
Norfolk Southern Corp. (a)	41,777	2,658,270
Ryder System, Inc.	6,643	259,476
Union Pacific Corp.	62,230	7,386,701

		13,136,905

Semiconductors & Semiconductor Equipment - 2.0%
Advanced Micro Devices, Inc. (b)	77,807	262,210
Altera Corp. (a)	41,859	1,422,578
Analog Devices, Inc.	39,168	1,534,994
Applied Materials, Inc.	164,208	1,833,382
Broadcom Corp., Class A	67,471	2,333,147
First Solar, Inc. (a)(b)	7,604	168,391
Intel Corp. (a)	657,595	14,914,255
KLA-Tencor Corp.	21,814	1,040,637

Schedule of Investments (continued)
S&P 500 Stock Master Portfolio
(Percentages shown are based on Net Assets)

Lam Research Corp. (b)	24,493	778,510
Linear Technology Corp.	30,110	959,003
LSI Corp. (b)	73,814	510,055
Microchip Technology, Inc. (a)	25,307	828,551
Micron Technology, Inc. (b)	132,963	795,783
NVIDIA Corp. (b)	81,051	1,081,220
Teradyne, Inc. (a)(b)	24,221	344,423
Texas Instruments, Inc.	149,409	4,116,218
Xilinx, Inc. (a)	34,383	1,148,736

		34,072,093

Software - 3.6%
Adobe Systems, Inc. (b)	64,520	2,094,319
Autodesk, Inc. (b)	29,815	994,926
BMC Software, Inc. (b)	19,690	816,938
CA, Inc.	45,660	1,176,430
Citrix Systems, Inc. (b)	24,516	1,877,190
Electronic Arts, Inc. (b)	41,601	527,917
Intuit, Inc.	36,589	2,154,360
Microsoft Corp.	991,905	29,538,931
Oracle Corp.	501,275	15,785,150
Red Hat, Inc. (b)	25,285	1,439,728
Salesforce.com, Inc. (b)	16,923	2,583,973
Symantec Corp. (b)	91,523	1,647,414

		60,637,276

Specialty Retail - 2.1%
Abercrombie & Fitch Co., Class A (a)	10,711	363,317
AutoNation, Inc. (a)(b)	5,390	235,381
AutoZone, Inc. (b)	4,908	1,814,340
Bed Bath & Beyond, Inc. (b)	30,445	1,918,035
Best Buy Co., Inc. (a)	34,015	584,718
CarMax, Inc. (b)	29,853	844,840
GameStop Corp., Class A (a)	16,906	355,026
The Gap, Inc. (a)	39,684	1,419,894
The Home Depot, Inc.	198,498	11,983,324
Limited Brands, Inc. (a)	31,350	1,544,301
Lowe’s Cos., Inc.	150,550	4,552,632
O’Reilly Automotive, Inc. (b)	15,840	1,324,541
Ross Stores, Inc.	29,360	1,896,656
Staples, Inc. (a)	89,416	1,030,072
Tiffany & Co.	15,918	985,006
The TJX Cos., Inc.	96,666	4,329,670
Urban Outfitters, Inc. (b)	14,467	543,381

		35,725,134

Textiles, Apparel & Luxury Goods - 0.6%
Coach, Inc.	37,406	2,095,484
Fossil, Inc. (b)	7,140	604,758
NIKE, Inc., Class B	48,284	4,582,635
Ralph Lauren Corp.	8,138	1,230,710
VF Corp.	11,526	1,836,783

		10,350,370

Thrifts & Mortgage Finance - 0.1%
Hudson City Bancorp, Inc.	64,686	514,901
People’s United Financial, Inc.	46,179	560,613

		1,075,514

Tobacco - 1.9%
Altria Group, Inc.	267,126	8,919,337
Lorillard, Inc.	17,128	1,994,556
Philip Morris International, Inc.	221,592	19,929,985
Reynolds American, Inc.	43,007	1,863,923

		32,707,801

Schedule of Investments (continued)
S&P 500 Stock Master Portfolio
(Percentages shown are based on Net Assets)

Philip Morris International, Inc.	221,592	19,929,985
Reynolds American, Inc.	43,007	1,863,923

		32,707,801

Trading Companies & Distributors - 0.2%
Fastenal Co. (a)	35,828	1,540,246
W.W. Grainger, Inc. (a)	7,917	1,649,665

		3,189,911

Wireless Telecommunication Services - 0.3%
Crown Castle International Corp. (b)	38,446	2,464,389
MetroPCS Communications, Inc. (b)	41,085	481,105
Sprint Nextel Corp. (b)	393,520	2,172,230

		5,117,724

Total Long-Term Investments (Cost - $ 1,298,011,120) - 99.4%		1,693,914,531

Short-Term Securities

Money Market Funds - 9.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.25% (c)(d)(e)	101,800,058	101,800,058
BlackRock Cash Funds: Prime, SL Agency Shares, 0.24% (c)(d)(e)	54,642,402	54,642,402

		156,442,460

	Par (000)	Value
U.S. Treasury Obligations - 0.2%
U.S. Treasury Bill, 0.09%, 12/20/12 (f)(g)	$3,155	3,154,423

Total Short-Term Securities (Cost - $ 159,596,706) - 9.4%		159,596,883

Total Investments (Cost - $ 1,457,607,826*) - 108.8%		1,853,511,414

Liabilities in Excess of Other Assets - (8.8)%		(149,481,865)

Net Assets - 100.0%		$1,704,029,549
*	As of September 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Aggregate cost	$1,457,607,826

Gross unrealized appreciation	$560,156,705
Gross unrealized depreciation	(164,253,117)

Net unrealized appreciation	$395,903,588

Schedule of Investments (continued)
S&P 500 Stock Master Portfolio

(a)	Security, or a portion of security, is on loan.
(b)	Non-income producing security.
(c)	Investments in issuers considered to be an affiliate of the Master Portfolio during the period ended

September 30, 2012, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended,

were as follows:

Affiliate	Shares Held at December 31, 2011	Shares Purchased		Shares Sold	Shares Held at September 30, 2012	Value at September 30, 2012	Income	Realized Gain (Loss)

BlackRock Cash
Funds:
Institutional, SL
Agency Shares	170,771,686	-		(68,971,628)[1]	101,800,058	$101,800,058	$301,849	-
BlackRock Cash
Funds: Prime, SL
Agency Shares	53,764,558	877,844	[2]	-	54,642,402	$54,642,402	$128,012	-
BlackRock, Inc.	18,408	5,209		(6,823)	16,794	$2,994,370	$79,581	$(124,960)
PNC Financial
Services Group,
Inc.	96,666	7,313		(34,452)	69,527	$4,387,154	$101,587	$312,352

[1]	Represents net shares sold.
[2]	Represents net shares purchased.

(d)	Represents the current yield as of report date.
(e)	All or a portion of security was purchased with the cash collateral from loaned securities.
(f)	All or a portion of security has been pledged as collateral in connection with open financial future contracts.
(g)	Rates shown are discount rates or a range of discount rates at the time of purchase.

•	For Master Portfolio compliance purposes, the Master Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Master

Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Financial futures contracts purchased as of September 30, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
			December
124	S&P 500 E-Mini	Chicago Mercantile	2012	$8,892,040	$(32,214)

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Master Portfolio has the ability to access

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment

Schedule of Investments (concluded)
S&P 500 Stock Master Portfolio

exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy as of September 30, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks[1]	$1,693,914,531	-	-	$1,693,914,531
Short Term Securities:
Money Market Funds	156,442,460	-	-	156,442,460
U.S. Treasury Obligations	-	$3,154,423	-	3,154,423
Total	$1,850,356,991 $	3,154,423	-	1,853,511,414
[1] See above Schedule of Investments for values in each industry.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Equity contracts	$(32,214)	-	-	$(32,214)

2 Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Master Portfolio’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of September 30, 2012, collateral on securities loaned at value of $151,881,207 is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended September 30, 2012.

Schedule of Investments September 30, 2012(Unaudited)
LifePath Retirement Master Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies(a)	Shares/Beneficial Interest	Value

Equity Funds - 38.8%
Active Stock Master Portfolio	$297,140,099	$297,140,099
ACWI ex-US Index Master Portfolio	$25,832,586	25,832,586
BlackRock Commodity Strategies Fund	5,284,025	55,482,261
iShares Cohen & Steers Realty Majors Index Fund	28,264	2,200,352
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	91,497	2,846,472
iShares MSCI Canada Index Fund (b)	350,676	9,980,239
iShares MSCI EAFE Index Fund	1,310,595	69,461,535
iShares MSCI EAFE Small Cap Index Fund	344,187	13,320,037
iShares MSCI Emerging Markets Index Fund (b)	662,040	27,355,493
Master Small Cap Index Series	$62,436,300	62,436,300

		566,055,374

Fixed Income Funds - 61.0%
CoreAlpha Bond Master Portfolio	$762,107,168	762,107,168
iShares Barclays TIPS Bond Fund	1,053,517	128,276,230

		890,383,398

Short-Term Securities - 1.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.25% (c)(d)	17,545,770	17,545,770
BlackRock Cash Funds: Prime, SL Agency Shares, 0.24% (c)(d)	8,446,159	8,446,159

		25,991,929

Total Affiliated Investment Companies (Cost - $ 1,312,597,719*) - 101.6%		1,482,430,701

Liabilities in Excess of Other Assets - (1.6)%		(24,060,011)

Net Assets - 100.0%		$1,458,370,690
*	As of September 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Aggregate cost	$1,314,919,687

Gross unrealized appreciation	$169,832,982
Gross unrealized depreciation	(2,321,968)

Net unrealized appreciation	$167,511,014

Schedule of Investments (continued)
LifePath Retirement Master Portfolio

(a)	Investments in issuers considered to be an affiliate of the Master Portfolio during the period ended September 30, 2012, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2011	Shares/ Beneficial Interest Purchased	Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at September 30, 2012	Value at September 30, 2012	Income	Realized Gain (Loss)

Active Stock Master Portfolio	$298,043,934	-	$(903,835)[1]	$297,140,099	$297,140,099	$1,257,590	$7,832,306
ACWI ex-US Index Master Portfolio	$5,548,263	$20,284,323[2]	-	$25,832,586	$25,832,586	$345,939	$(319,835)
BlackRock Cash Funds: Institutional, SL Agency Shares	19,603,098	-	(2,057,328)[1]	17,545,770	$17,545,770	$19,664	-
BlackRock Cash Funds: Prime, SL Agency Shares	5,266,000	3,180,159[2]	-	8,446,159	$8,446,159	$39,615	-
BlackRock Commodity Strategies Fund	-	5,284,025	-	5,284,025	$55,482,261	-	-
CoreAlpha Bond Master Portfolio	$725,793,169	$36,313,999[2]	-	$762,107,168	$762,107,168	$6,039,366	$4,833,458
iShares Barclays TIPS Bond Fund	1,059,111	25,722	(31,316)	1,053,517	$128,276,230	$2,051,453	$351,606
iShares Cohen & Steers Realty Majors Index Fund	19,438	9,576	(750)	28,264	$2,200,352	$43,355	$3,530
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	59,926	33,617	(2,046)	91,497	$2,846,472	$59,126	$(7,558)
iShares MSCI Canada Index Fund	520,174	-	(169,498)	350,676	$9,980,239	$103,436	$(703,201)
iShares MSCI EAFE Index Fund	1,903,131	39,135	(631,671)	1,310,595	$69,461,535	$1,992,362	$(436,987)
iShares MSCI EAFE Small Cap Index Fund	354,938	31,107	(41,858)	344,187	$13,320,037	$200,681	$(220,257)
iShares MSCI Emerging Markets Index Fund	939,069	28,664	(305,693)	662,040	$27,355,493	$405,572	$(1,152,748)
Master Small Cap Index Series	$59,483,717	$2,952,583[2]	-	$62,436,300	$62,436,300	$722,785	$728,397

[1]	Represents net shares/beneficial interest sold.

[2]	Represents net shares/beneficial interest purchased.

(b)	Security, or a portion of security, is on loan.
(c)	Represents the current yield as of report date.
(d)	All or a portion of security was purchased with the cash collateral from loaned securities.

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Master Portfolio has the ability to access

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

Schedule of Investments (concluded)
LifePath Retirement Master Portfolio

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy as of September 30, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$279,432,287	$1,202,998,414	-	$1,482,430,701

Certain of the Master Portfolio’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of September 30, 2012, collateral on securities loaned at value of $23,476,510 is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended September 30, 2012.

Schedule of Investments September 30, 2012 (Unaudited)
LifePath 2020 Master Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies(a)	Shares/Beneficial Interest	Value

Equity Funds - 54.3%
Active Stock Master Portfolio	$719,388,627	$719,388,627
ACWI ex-US Index Master Portfolio	$38,538,199	38,538,199
BlackRock Commodity Strategies Fund	9,021,267	94,723,303
iShares Cohen & Steers Realty Majors Index Fund (b)	449,667	35,006,576
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund (b)	1,372,673	42,703,857
iShares MSCI Canada Index Fund (b)	987,069	28,091,984
iShares MSCI EAFE Index Fund (b)	3,587,349	190,129,497
iShares MSCI EAFE Small Cap Index Fund	772,687	29,902,987
iShares MSCI Emerging Markets Index Fund	1,838,351	75,960,663
Master Small Cap Index Series	$89,761,987	89,761,987

		1,344,207,680

Fixed Income Funds - 45.4%
CoreAlpha Bond Master Portfolio	$970,581,266	970,581,266
iShares Barclays TIPS Bond Fund	1,249,351	152,120,978

		1,122,702,244

Short-Term Securities - 1.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.25% (c)(d)	20,132,251	20,132,251
BlackRock Cash Funds: Prime, SL Agency Shares, 0.24% (c)(d)	9,154,150	9,154,150

		29,286,401

Total Affiliated Investment Companies (Cost - $ 2,181,246,623*) - 100.9%		2,496,196,325

Liabilities in Excess of Other Assets - (0.9)%		(23,088,033)

Net Assets - 100.0%		$2,473,108,292

*	As of September 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Aggregate cost	$2,200,511,602
Gross unrealized appreciation	$314,949,702
Gross unrealized depreciation	(19,264,979)
Net unrealized appreciation	$295,684,723

Schedule of Investments (continued)
LifePath 2020 Master Portfolio

(a)	Investments in issuers considered to be an affiliate of the Master Portfolio during the period ended September 30, 2012, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2011	Shares/ Beneficial Interest Purchased	Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at September 30, 2012	Value at September 30, 2012	Income	Realized Gain (Loss)

Active Stock Master Portfolio	$748,693,513	$-	$(29,304,886)[2]	$719,388,627	$719,388,627	$3,044,678	$18,962,341
ACWI ex-US Index Master Portfolio	$5,969,722	$32,568,477[1]	-	$38,538,199	$38,538,199	$516,087	$(477,145)
BlackRock Cash Funds: Institutional, SL Agency Shares	101,724,838	-	(81,592,587)[2]	20,132,251	$20,132,251	$82,860	-
BlackRock Cash Funds: Prime, SL Agency Shares	32,812,403	-	(23,658,253)[2]	9,154,150	$9,154,150	$41,988	-
BlackRock Commodity Strategies Fund	-	9,021,267	-	9,021,267	$94,723,303	-	-
CoreAlpha Bond Master Portfolio	$877,647,887	$92,933,379[1]	-	$970,581,266	$970,581,266	$7,691,432	$6,155,648
iShares Barclays TIPS Bond Fund	1,219,031	80,364	(50,044)	1,249,351	$152,120,978	$2,449,345	$530,716
iShares Cohen & Steers Realty Majors Index Fund	513,326	33,686	(97,345)	449,667	$35,006,576	$856,041	$286,078
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	1,583,649	27,720	(238,696)	1,372,673	$42,703,857	$1,247,427	$(1,160,307)
iShares MSCI Canada Index Fund	1,190,355	-	(203,286)	987,069	$28,091,984	$245,928	$(1,012,383)
iShares MSCI EAFE Index Fund	4,619,681	141,086	(1,173,418)	3,587,349	$190,129,497	$4,900,724	$(3,625,309)
iShares MSCI EAFE Small Cap Index Fund	848,248	28,868	(104,429)	772,687	$29,902,987	$477,037	$(591,724)
iShares MSCI Emerging Markets Index Fund	2,251,118	46,678	(459,445)	1,838,351	$75,960,663	$1,008,676	$(4,019,503)
Master Small Cap Index Series	$86,267,134	$3,494,853[1]	-	$89,761,987	$89,761,987	$1,039,117	$1,047,185

[1]	Represents net shares/beneficial interest purchased.
[2]	Represents net shares sold.

(b)	Security, or a portion of security, is on loan.
(c)	Represents the current yield as of report date.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Master Portfolio has the ability to access

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

Schedule of Investments (concluded)
LifePath 2020 Master Portfolio

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy as of September 30, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$583,202,943	$1,912,993,382	-	$2,496,196,325

Certain of the Master Portfolio’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of September 30, 2012, collateral on securities loaned at value of $25,444,405 is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended September 30, 2012.

Schedule of Investments September 30, 2012 (Unaudited)

LifePath 2025 Master Portfolio

(Percentages shown are based on Net Assets)

Affiliated Investment Companies(a)	Shares/Beneficial Interest	Value

Equity Funds - 62.2%
Active Stock Master Portfolio	$7,940,398	$7,940,398
ACWI ex-US Index Master Portfolio	$1,866,803	1,866,803
BlackRock Commodity Strategies Fund	83,333	875,000
iShares Cohen & Steers Realty Majors Index Fund	5,960	463,986
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	17,726	551,456
iShares MSCI Canada Index Fund	6,086	173,208
iShares MSCI EAFE Index Fund	22,579	1,196,687
iShares MSCI EAFE Small Cap Index Fund	8,075	312,502
iShares MSCI Emerging Markets Index Fund	11,537	476,709
Master Small Cap Index Series	$732,409	732,409

		14,589,158

Fixed Income Funds - 37.6%
CoreAlpha Bond Master Portfolio	$7,646,582	7,646,582
iShares Barclays TIPS Bond Fund	9,706	1,181,803

		8,828,385

Short-Term Securities - 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.25% (b)	87,635	87,635

		87,635

Total Affiliated Investment Companies
(Cost - $ 22,011,045*) - 100.2%		23,505,178

Liabilities in Excess of Other Assets - (0.2)%		(36,266)

Net Assets - 100.0%		$23,468,912
*	As of September 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Aggregate cost	$22,011,045

Gross unrealized appreciation	$1,585,106
Gross unrealized depreciation	(90,973)

Net unrealized appreciation	$1,494,133

Schedule of Investments (continued)
LifePath 2025 Master Portfolio

(a)	Investments in issuers considered to be an affiliate of the Master Portfolio during the period ended September 30, 2012, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2011	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at September 30, 2012	Value at September 30, 2012	Income	Realized Gain (Loss)

Active Stock Master Portfolio	$4,575,528	$3,364,870	[1]	$-	$7,940,398	$7,940,398	$33,606	$209,301
ACWI ex-US Index Master Portfolio	$71,013	$1,795,790	[1]	-	$1,866,803	$1,866,803	$24,999	$(23,113)
BlackRock Cash Funds: Institutional, SL Agency Shares	253,632	-		(165,997)[2]	87,635	$87,635	$784	-
BlackRock Cash Funds: Prime, SL Agency Shares	77,542	-		(77,542)[2]	-	-	-	-
BlackRock Commodity Strategies Fund	-	83,333		-	83,333	$875,000	-	-
CoreAlpha Bond Master Portfolio	$3,701,752	$3,944,830	[1]	-	$7,646,582	$7,646,582	$60,596	$48,496
iShares Barclays TIPS Bond Fund	4,832	5,265		(391)	9,706	$1,181,803	$12,418	$4,002
iShares Cohen & Steers Realty Majors Index Fund	3,901	2,807		(748)	5,960	$463,986	$8,825	$3,833
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	11,898	7,996		(2,168)	17,726	$551,456	$12,305	$(5,647)
iShares MSCI Canada Index Fund	7,352	321		(1,587)	6,086	$173,208	$1,656	$(10,187)
iShares MSCI EAFE Index Fund	26,801	1,649		(5,871)	22,579	$1,196,687	$32,692	$(58,555)
iShares MSCI EAFE Small Cap Index Fund	5,331	3,263		(519)	8,075	$312,502	$3,557	$(3,730)
iShares MSCI Emerging Markets Index Fund	13,412	1,172		(3,047)	11,537	$476,709	$6,830	$(27,918)
Master Small Cap Index Series	$412,480	$319,929	[1]	-	$732,409	$732,409	$8,479	$8,544

1 Represents net beneficial interest purchased.

2 Represents net shares sold.

(b)	Represents the current yield as of report date.

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Master Portfolio has the ability to access

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

Schedule of Investments (concluded)
LifePath 2025 Master Portfolio

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy as of September 30, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$4,443,986	$19,061,192	-	$23,505,178

There were no transfers between levels during the period ended September 30, 2012.

Schedule of Investments September 30, 2012 (Unaudited)

LifePath 2030 Master Portfolio

(Percentages shown are based on Net Assets)

Affiliated Investment Companies(a)	Shares/Beneficial Interest	Value

Equity Funds - 69.9%
Active Stock Master Portfolio	$822,447,929	$822,447,929
ACWI ex-US Index Master Portfolio	$43,564,057	43,564,057
BlackRock Commodity Strategies Fund	7,979,766	83,787,543
iShares Cohen & Steers Realty Majors Index Fund (b)	755,236	58,795,123
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	2,241,409	69,730,234
iShares MSCI Canada Index Fund (b)	1,132,049	32,218,115
iShares MSCI EAFE Index Fund (b)	4,187,888	221,958,064
iShares MSCI EAFE Small Cap Index Fund	925,142	35,802,995
iShares MSCI Emerging Markets Index Fund	2,145,126	88,636,606
Master Small Cap Index Series	$63,980,587	63,980,587

		1,520,921,253

Fixed Income Funds - 29.9%
CoreAlpha Bond Master Portfolio	$570,765,934	570,765,934
iShares Barclays TIPS Bond Fund	649,534	79,087,260

		649,853,194

Short-Term Securities - 1.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.25% (c)(d)	16,120,894	16,120,894
BlackRock Cash Funds: Prime, SL Agency Shares, 0.24% (c)(d)	6,870,576	6,870,576

		22,991,470

Total Affiliated Investment Companies (Cost - $1,907,478,497*) - 100.8%		2,193,765,917

Liabilities in Excess of Other Assets - (0.8)%		(18,172,780)

Net Assets - 100.0%		$2,175,593,137
*	As of September 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Aggregate cost	$1,934,248,992
Gross unrealized appreciation	286,287,420
Gross unrealized depreciation	(26,770,495)
Net unrealized appreciation	$259,516,925

Schedule of Investments (continued)
LifePath 2030 Master Portfolio

(a)	Investments in issuers considered to be an affiliate of the Master Portfolio during the period ended September 30, 2012, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2011	Shares/ Beneficial Interest Purchased			Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at September 30, 2012	Value at September 30, 2012	Income	Realized Gain (Loss)

Active Stock Master Portfolio	$828,107,242	$			$(5,659,313)[1]	$822,447,929	$822,447,929	$13,756,959	$53,361,197
ACWI ex-US Index Master Portfolio	$6,940,554		$36,623,503	[2]	-	$43,564,057	$43,564,057	$583,391	$(539,370)
BlackRock Cash Funds: Institutional, SL Agency Shares	57,414,496		-		(41,293,602)[1]	16,120,894	$16,120,894	$92,438	-
BlackRock Cash Funds: Prime, SL Agency Shares	18,184,839		-		(11,314,263)[1]	6,870,576	$6,870,576	$47,746	-
BlackRock Commodity Strategies Fund	-		7,979,766		-	7,979,766	$83,787,543	-	-
CoreAlpha Bond Master Portfolio	$483,730,118		$87,035,816	[2]	-	$570,765,934	$570,765,934	$11,877,806	$6,745,348
iShares Barclays TIPS Bond Fund	647,298		26,148		(23,912)	649,534	$79,087,260	$1,270,499	$237,489
iShares Cohen & Steers Realty Majors Index Fund	779,965		65,390		(90,119)	755,236	$58,795,123	$1,362,165	$(9,983)
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	2,439,821		154,193		(352,605)	2,241,409	$69,730,234	$1,970,809	$(2,788,478)
iShares MSCI Canada Index Fund	1,299,183		2,889		(170,023)	1,132,049	$32,218,115	$262,741	$(857,280)
iShares MSCI EAFE Index Fund	4,939,362		216,540		(968,014)	4,187,888	$221,958,064	$5,315,192	$(6,423,484)
iShares MSCI EAFE Small Cap Index Fund	909,785		47,184		(31,827)	925,142	$35,802,995	$512,074	$(222,374)
iShares MSCI Emerging Markets Index Fund	2,471,377		116,370		(442,621)	2,145,126	$88,636,606	$1,110,390	$(3,867,743)
Master Small Cap Index Series	$62,185,765		$1,794,822	[2]	-	$63,980,587	$63,980,587	$740,662	$746,413

1 Represents net shares/ beneficial interest sold.

2 Represents net beneficial interest purchased.

(b)	Security, or a portion of security, is on loan.
(c)	Represents the current yield as of report date.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (concluded)
LifePath 2030 Master Portfolio

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Master Portfolio has the ability to access

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market– corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy as of September 30, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$ 609,219,867	$ 1,584,546,050	-	$ 2,193,765,917

Certain of the Master Portfolio’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of September 30, 2012, collateral on securities loaned at value of $19,097,100 is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended September 30, 2012.

Schedule of Investments September 30, 2012 (Unaudited)
LifePath 2035 Master Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies(a)	Shares/Beneficial Interest	Value

Equity Funds - 76.2%
Active Stock Master Portfolio	$7,096,008	$7,096,008
ACWI ex-US Index Master Portfolio	$1,964,897	1,962,897
BlackRock Commodity Strategies Fund	63,238	664,000
iShares Cohen & Steers Realty Majors Index Fund	7,187	559,508
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	20,595	640,711
iShares MSCI Canada Index Fund	4,674	133,022
iShares MSCI EAFE Index Fund	16,670	883,510
iShares MSCI EAFE Small Cap Index Fund	7,637	295,552
iShares MSCI Emerging Markets Index Fund	8,551	353,327
Master Small Cap Index Series	$435,813	435,813

		13,024,348

Fixed Income Funds - 23.6%
CoreAlpha Bond Master Portfolio	$13,572,041	3,572,041
iShares Barclays TIPS Bond Fund	3,767	458,670

		4,030,711

Short-Term Securities - 0.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.25% (b)	5,467	5,467

		5,467

Total Affiliated Investment Companies (Cost - $ 16,969,995*) - 99.8%		17,060,526

Other Assets Less Liabilities - 0.2%		32,592

Net Assets - 100.0%		$17,093,118

*	As of September 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Aggregate cost	$16,977,438

Gross unrealized appreciation	$195,219
Gross unrealized depreciation	(112,131)

Net unrealized appreciation	$83,088

Schedule of Investments (continued)
LifePath 2035 Master Portfolio

(a)	Investments in issuers considered to be an affiliate of the Master Portfolio during the period ended September 30, 2012, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2011	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold		Shares/ Beneficial Interest Held at September 30, 2012	Value at September 30, 2012	Income	Realized Gain (Loss)
Active Stock Master Portfolio	$3,428,411	$3,667,597	[1]		$-	$7,096,008	$7,096,008	$30,033	$187,043
ACWI ex-US Index Master Portfolio	$166,164	$11,798,733	[1]		$-	$1,964,897	$1,964,897	$26,286	$(24,303)
BlackRock Cash Funds: Institutional, SL Agency Shares	169,991	-			(164,524)[2]	5,467	$5,467	$716	-
BlackRock Cash Funds: Prime, SL Agency Shares	49,989	-			(49,989)[2]	-	-	-	-
CoreAlpha Bond Master Portfolio	$1,392,205	$2,179,836	[1]	$		$3,572,041	$3,572,041	28,307	$22,655
iShares Barclays TIPS Bond Fund	1,528	2,263			(24)	3,767	$458,670	$4,718	$173
iShares Cohen & Steers Realty Majors Index Fund	3,512	3,742			(67)	7,187	$559,508	$9,942	$298
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	10,719	11,877			(2,001)	20,595	$640,710	$13,555	$(2,091)
iShares MSCI Canada Index Fund	4,932	427			(685)	4,674	$133,022	$1,157	$(4,405)
iShares MSCI EAFE Index Fund	18,186	1,869			(3,385)	16,670	$883,510	$22,364	$(36,576)
iShares MSCI EAFE Small Cap Index Fund	3,878	3,800			(41)	7,637	$295,552	$3,566	$(380)
iShares MSCI Emerging Markets Index Fund	9,150	856			(1,455)	8,551	$353,327	$4,619	$(12,701)
BlackRock Commodity	-	63,238			-	63,238	$664,000	-	-
Strategies Fund Master Small Cap Index Series	$215,825	$219,988	[1]		-	$435,813	$435,813	$5,045	$5,084

1 Represents net shares/beneficial interest purchased.

2 Represents net shares sold.

(b)	Represents the current yield as of report date.

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Master Portfolio has the ability to access

Schedule of Investments (concluded)
LifePath 2035 Master Portfolio

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy as of September 30, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$3,329,767	$13,730,759	-	$17,060,526

There were no transfers between levels during the period ended September 30, 2012.

Schedule of Investments September 30, 2012 (Unaudited)
LifePath 2040 Master Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies(a)	Shares/Beneficial Interest	Value

Equity Funds – 82.5%
Active Stock Master Portfolio	$746,220,244	$746,220,244
ACWI ex-US Index Master Portfolio	$34,604,766	34,604,766
BlackRock Commodity Strategies Fund	6,059,236	63,621,980
iShares Cohen & Steers Realty Majors Index Fund (b)	787,904	61,338,326
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund (b)	2,323,519	72,284,676
iShares MSCI Canada Index Fund	1,066,374	30,349,004
iShares MSCI EAFE Index Fund (b)	3,851,464	204,127,592
iShares MSCI EAFE Small Cap Index Fund	797,837	30,876,292
iShares MSCI Emerging Markets Index Fund	1,973,490	81,544,607
Master Small Cap Index Series	$38,771,157	38,771,157

		1,363,738,644
Fixed Income Funds – 17.4%
CoreAlpha Bond Master Portfolio	$263,243,109	263,243,109
iShares Barclays TIPS Bond Fund	194,142	23,638,730

		286,881,839
Short-Term Securities – 1.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.25% (c)(d)	15,435,437	15,435,437
BlackRock Cash Funds: Prime, SL Agency Shares, 0.24% (c)(d)	6,986,413	6,986,413

		22,421,850
Total Affiliated Investment Companies
(Cost - $1,454,234,970*) – 101.3%		1,673,042,333
Liabilities in Excess of Other Assets - (1.3)%		(21,665,153)

Net Assets - 100.0%		$1,651,377,180
*	As of September 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Aggregate cost	$1,482,197,499

Gross unrealized appreciation	$218,807,363
Gross unrealized depreciation	(27,962,529)

Net unrealized appreciation	$190,844,834

Schedule of Investments (continued)
LifePath 2040 Master Portfolio

(a)	Investments in issuers considered to be an affiliate of the Master Portfolio during the period ended September 30, 2012, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2011	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at September 30, 2012	Value at September 30, 2012	Income	Realized Gain (Loss)

Active Stock Master Portfolio	$736,182,388	$10,037,856	[1]	-	$746,220,244	$746,220,244	$12,481,910	$48,415,473
ACWI ex-US Index Master Portfolio	$6,288,397	$28,316,369	[1]	-	$34,604,766	$34,604,766	$463,412	$(428,444)
BlackRock Cash Funds:
Institutional, SL Agency Shares	46,040,413	-		(30,604,976)[2]	15,435,437	$15,435,437	$65.731	-
BlackRock Cash Funds:
Prime, SL Agency Shares	14,394,378	-		(7,407,965)[2]	6,986,413	$6,986,413	$33,799	-
BlackRock Commodity Strategies Fund	-	6,059,236		-	6,059,236	63,621,980	-	-
CoreAlpha Bond Master Portfolio	$203,336,372	$59,906,737	[1]	-	$263,243,109	$263,243,109	$5,478,166	$3,111,024
iShares Barclays TIPS Bond Fund	180,235	21,788		(7,881)	194,142	$23,638,730	$383,023	$86,704
iShares Cohen & Steers Realty Majors Index Fund	795,460	67,371		(74,927)	787,904	$61,338,326	$1,415,503	$(284,446)
iShares FTSE
EPRA/NAREIT
Developed Real Estate ex-U.S. Index Fund	2,481,690	116,078		(274,249)	2,323,519	$72,284,676	$2,057,406	$(1,961,479)
iShares MSCI Canada Index Fund	1,113,860	-		(47,486)	1,066,374	$30,349,004	$235,033	$(308,876)
iShares MSCI EAFE Index Fund	4,317,966	121,164		(587,666)	3,851,464	$204,127,592	$4,756,534	$(7,177,678)
iShares MSCI EAFE Small Cap Index Fund	796,836	59,301		(58,300)	797,837	$30,876,292	$453,765	$(341,121)
iShares MSCI Emerging Markets Index Fund	2,136,980	71,328		(234,818)	1,973,490	$81,544,607	$990,380	$(2,069,491)
Master Small Cap Index Series	$40,190,017	-		$(1,418,860)[2]	$38,771,157	$38,771,157	$448,829	$452,314

[1]	Represents net beneficial interest purchased.
[2]	Represents net shares/beneficial interest sold.

(b)	Security, or a portion of security, is on loan.
(c)	Represents the current yield as of report date.
(d)	All or a portion of security was purchased with the cash collateral from loaned securities.

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Master Portfolio has the ability to access

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

Schedule of Investments (concluded)
LifePath 2040 Master Portfolio

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy as of September 30, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$526,581,077	$1,146,461,256	-	$1,673,042,333

Certain of the Master Portfolio’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of September 30, 2012, collateral on securities loaned at value of $19,419,075 is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended September 30, 2012.

Schedule of Investments September 30, 2012 (Unaudited)
LifePath 2045 Master Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies(a)	Shares/Beneficial Interest	Value

Equity Funds – 87.6%
Active Stock Master Portfolio	$3,951,331	$3,951,331
ACWI ex-US Index Master Portfolio	$1,189,827	1,189,827
BlackRock Commodity Strategies Fund	30,095	316,000
iShares Cohen & Steers Realty Majors Index Fund	4,253	331,096
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund (b)	12,769	397,243
iShares MSCI Canada Index Fund	2,208	62,840
iShares MSCI EAFE Index Fund	8,176	433,328
iShares MSCI EAFE Small Cap Index Fund	4,162	161,069
iShares MSCI Emerging Markets Index Fund	4,156	171,726
Master Small Cap Index Series	$171,330	171,330

		7,185,790

Fixed Income Funds – 12.2%

CoreAlpha Bond Master Portfolio	$1,000,517	1,000,517

		1,000,517

Short-Term Securities – 1.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.25% (c)(d)	77,179	77,179
BlackRock Cash Funds: Prime, SL Agency Shares, 0.24% (c)(d)	34,808	34,808

		111,987

Total Affiliated Investment Companies (Cost - $7,787,865*) – 101.2%		8,298,294

Liabilities in Excess of Other Assets - (1.2)%		(91,983)

Net Assets - 100.0%		$8,206,311
*	As of September 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Aggregate cost	$7,789,849

Gross unrealized appreciation	$551,797
Gross unrealized depreciation	(43,352)

Net unrealized appreciation	$508,445

Schedule of Investments (continued)
LifePath 2045 Master Portfolio

(a)	Investments in issuers considered to be an affiliate of the Master Portfolio during the period ended September 30, 2012, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2011	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold		Shares/ Beneficial Interest Held at September 30, 2012	Value at September 30, 2012	Income	Realized Gain (Loss)

Active Stock Master Portfolio	$1,730,629	$2,220,702	[1]	-		$3,951,331	$3,951,331	$66,093	$256,366
ACWI ex-US Index Master Portfolio	$106,097	$1,083,730	[1]	-		$1,189,827	$1,189,827	$15,934	$(14,731)
BlackRock Cash Funds: Institutional, SL Agency Shares	80,415	-		(3,236)	[2]	77,179	$77,179	$207	-
BlackRock Cash Funds: Prime, SL Agency Shares	24,127	10,681	[1]	-		34,808	$34,808	$96	-
BlackRock Commodity Strategies Fund	-	30,095		-		30,095	$316,000	-	-
CoreAlpha Bond Master Portfolio	$307,353	$693,164	[1]	-		$1,000,517	$1,000,517	$20,821	$11,824
iShares Cohen & Steers Realty Majors Index Fund	1,953	2,652		(352)		4,253	$331,096	$5,921	$2,156
iShares FTSE EPRA/NAREIT Developed Real Estateex-U.S. Index Fund	5,953	7,750		(934)		12,769	$397,243	$8,064	$(1,317)
iShares MSCI Canada Index Fund	2,376	119		(287)		2,208	$62,840	$530	$(1,504)
iShares MSCI EAFE Index Fund	8,758	666		(1,248)		8,176	$433,328	$10,657	$(12,496)
iShares MSCI EAFE Small Cap Index Fund	1,914	2,254		(6)		4,162	$161,069	$1,771	$(7)
iShares MSCI Emerging Markets Index Fund	4,402	386		(632)		4,156	$171,726	$2,212	$(5,365)
Master Small Cap Index Series	$80,949	$90,381	[1]	-		$171,330	$171,330	$1,983	$1,999

1 Represents net shares/beneficial interest purchased.

2 Represents net shares sold.

(b)	Security, or a portion of security, is on loan.
(c)	Represents the current yield as of report date.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Master Portfolio has the ability to access

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

Schedule of Investments (concluded)
LifePath 2045 Master Portfolio

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy as of September 30, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$1,669,289	$6,629,005	-	$8,298,294

Certain of the Master Portfolio’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of September 30, 2012, collateral on securities loaned at value of $96,750 is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended September 30, 2012.

Schedule of Investments September 30,2012 (Unaudited)
LifePath 2050 Master Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies(a)	Shares/Beneficial Interest	Value

Equity Funds - 92.7%
Active Stock Master Portfolio	$122,093,824	$122,093,824
ACWI ex-US Index Master Portfolio	$17,550,112	17,550,112
BlackRock Commodity Strategies Fund	881,137	9,251,938
iShares Cohen & Steers Realty Majors Index Fund (b)	137,644	10,715,585
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	411,506	12,801,952
iShares MSCI Canada Index Fund	130,967	3,727,321
iShares MSCI EAFE Index Fund	489,335	25,934,755
iShares MSCI EAFE Small Cap Index Fund	129,428	5,008,863
iShares MSCI Emerging Markets Index Fund	252,779	10,444,828
Master Small Cap Index Series	$4,527,141	4,527,141

		222,056,319

Fixed Income Funds - 7.1%
CoreAlpha Bond Master Portfolio	$16,964,025	16,964,025

		16,964,025

Short-Term Securities - 2.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.25% (c)(d)	3,927,079	3,927,079
BlackRock Cash Funds: Prime, SL Agency Shares, 0.24% (c)(d)	1,956,775	1,956,775

		5,883,854

Total Affiliated Investment Companies (Cost - $ 220,069,644*) - 102.3%		244,904,198

Liabilities in Excess of Other Assets - (2.3)%		(5,520,549)

Net Assets - 100.0%		$239,383,649

*	As of September 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Aggregate cost	$220,950,979

Gross unrealized appreciation	$24,834,554
Gross unrealized depreciation	(881,335)

Net unrealized appreciation	$23,953,219

Schedule of Investments (continued)
LifePath 2050 Master Portfolio

(a)	Investments in issuers considered to be an affiliate of the Master Portfolio during the period ended September 30, 2012, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest held at December 31, 2011	Shares/ Beneficial Interest Purchased	Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest held at September 30, 2012	Value at September 30, 2012	Income	Realized Gain (Loss)

Active Stock Master Portfolio	$96,212,649	$25,881,175[1]	-	$122,093,824	$122,093,824	$2,042,244	$7,921,563
ACWI ex-US Index Master Portfolio	$2,165,187	$15,384,925[1]	-	$17,550,112	$17,550,112	235,024	$(217,289)
BlackRock Cash Funds: Institutional, SL Agency Shares	6,374,294	-	(2,447,215)[2]	$3,927,079	$3,927,079	$13,616	-
BlackRock Cash Funds: Prime, SL Agency Shares	1,943,189	13,586[1]	-	$1,956,775	$1,956,775	$7,094	-
BlackRock Commodity Strategies Fund	-	881,137	-	881,137	$9,251,938	-	-
CoreAlpha Bond Master Portfolio	$7,200,788	$9,763,237[1]	-	$16,964,025	$16,964,025	353,026	$200,482
iShares Cohen & Steers Realty Majors Index Fund	116,706	40,481	(19,543)	137,644	$10,715,585	$231,707	$98,005
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	358,521	107,264	(54,279)	411,506	$12,801,952	$326,733	$(139,195)
iShares MSCI Canada Index Fund	147,564	7,933	(24,530)	130,967	$3,727,321	$30,503	$(126,525)
iShares MSCI EAFE Index Fund	541,724	27,715	(80,104)	489,335	$25,934,755	$591,633	$(750,083)
iShares MSCI EAFE Small Cap Index Fund	109,510	30,988	(11,070)	129,428	$5,008,863	$69,376	$(77,069)
iShares MSCI Emerging Markets Index Fund	274,352	20,183	(41,756)	252,779	$10,444,828	$124,704	$(326,396)
Master Small Cap Index Series	$3,997,168	$529,973[1]	-	$4,527,141	$4,527,141	$52,408	$52,815

1 Represents net shares/beneficial interest purchased.

2 Represents net shares sold.

(b)	Security, or a portion of security, is on loan.
(c)	Represents the current yield as of report date.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Master Portfolio has the ability to access

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

Schedule of Investments (concluded)
LifePath 2050 Master Portfolio

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy as of September 30, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$74,517,158	$170,387,040	-	$244,904,198

Certain of the Master Portfolio’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of September 30, 2012, collateral on securities loaned at value of $5,438,950 is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended September 30, 2012.

Schedule of Investments September 30, 2012 (Unaudited)
LifePath 2055 Master Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies(a)	Shares/Beneficial Interest	Value

Equity Funds - 97.7%
Active Stock Master Portfolio	$1,240,966	$1,240,966
ACWI ex-US Index Master Portfolio	$522,787	522,787
BlackRock Commodity Strategies Fund	8,808	92,483
iShares Cohen & Steers Realty Majors Index Fund	1,493	116,230
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	4,475	139,217
iShares MSCI Canada Index Fund	258	7,343
iShares MSCI EAFE Index Fund	873	46,269
iShares MSCI EAFE Small Cap Index Fund	1,335	51,664
iShares MSCI Emerging Markets Index Fund	456	18,842
Master Small Cap Index Series	$44,792	44,792

		2,280,593

Fixed Income Funds - 1.9%
CoreAlpha Bond Master Portfolio	44,113	44,113

		44,113

Short-Term Securities - 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.25% (b)	4,276	4,276

		4,276

Total Affiliated Investment Companies (Cost - $ 2,186,951*) - 99.8%		2,328,982

Other Assets Less Liabilities - 0.2%		3,791

Net Assets - 100.0%		$2,332,773
*	As of September 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Aggregate cost	$2,187,115
Gross unrealized appreciation	$142,031
Gross unrealized depreciation	(164)
Net unrealized appreciation	$141,867

Schedule of Investments (continued)
LifePath 2055 Master Portfolio

(a)	Investments in issuers considered to be an affiliate of the Master Portfolio during the period ended September 30, 2012, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest held at December 31, 2011	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest held at September 30, 2012	Value at September 30, 2012	Income	Realized Gain (Loss)

Active Stock Master Portfolio	$275,426	$965,540	[1]	-	$1,240,966	$1,240,966	$20,757	$80,515
ACWI ex-US Index Master Portfolio	$31,897	$490,890	[1]	-	$522,787	$522,787	$7,001	$(6,473)
BlackRock Cash Funds: Institutional, SL Agency Shares	12,295	-		(8,019)[2]	4,276	$4,276	$53	-
BlackRock Cash Funds: Prime, SL Agency Shares	2,603	-		(2,603)[2]	-	$-	$5	-
BlackRock Commodity Strategies Fund	-	8,808		-	8,808	$92,483	-	-
CoreAlpha Bond Master Portfolio	$4,789	$39,324	[1]	-	$44,113	$44,113	$918	$521
iShares Cohen & Steers Realty Majors Index Fund	366	1,297		(170)	1,493	$116,230	$1,738	$1,836
iShares FTSE EPRA/NAREIT Developed Real Estateex-U.S. Index Fund	1,088	3,765		(378)	4,475	$139,217	$2,205	$69
iShares MSCI Canada Index Fund	355	50		(147)	258	$7,343	$81	$(426)
iShares MSCI EAFE Index Fund	1,302	189		(618)	873	$46,269	$1,498	$(3,684)
iShares MSCI EAFE Small Cap Index Fund	315	1,033		(13)	1,335	$51,664	$411	$61
iShares MSCI Emerging Markets Index Fund	655	93		(292)	456	$18,842	$325	$(1,555)
Master Small Cap Index Series	$18,578	$26,214	[1]	-	$44,792	$44,792	$519	$523

[1]	Represents net beneficial interest purchased.
[2]	Represents net shares sold.

(b)	Represents the current yield as of report date.

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Master Portfolio has the ability to access

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

Schedule of Investments (concluded)
LifePath 2055 Master Portfolio

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy as of September 30, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$383,841	$1,945,141	-	$2,328,982

There were no transfers between levels during the period ended September 30, 2012.

Schedule of Investments September 30, 2012 (Unaudited)
LifePath Index Retirement Master Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies(a)	Shares/Beneficial Interest	Value

Equity Funds - 38.5%
ACWI ex-US Index Master Portfolio	$20,849,697	$20,849,697
iShares Cohen & Steers Realty Majors Index Fund	4,489	349,469
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	13,560	421,852
iShares MSCI EAFE Small Cap Index Fund (b)	46,248	1,789,797
Master Small Cap Index Series	$8,048,630	8,048,630
Russell 1000 Index Master Portfolio	$41,444,608	41,444,608

		72,904,053

Fixed Income Funds - 61.3%
Bond Index Master Portfolio	$99,161,073	99,161,073
iShares Barclays TIPS Bond Fund	140,287	17,081,345

		116,242,418

Short-Term Securities - 0.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.25% (c)(d)	131,014	131,014
BlackRock Cash Funds: Prime, SL Agency Shares, 0.24% (c)(d)	56,124	56,124

		187,138

Total Affiliated Investment Companies (Cost - $ 180,577,513*) - 99.9%		189,333,609

Other Assets, Less Liabilities - 0.1%		201,434

Net Assets - 100.0%		$189,535,043
*	As of September 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Aggregate cost	$180,577,513
Gross unrealized appreciation	$8,760,309
Gross unrealized depreciation	(4,213)
Net unrealized appreciation	$8,756,096

Schedule of Investments (continued)
LifePath Index Retirement Master Portfolio

(a)

Investments in issuers considered to be an affiliate of the Master Portfolio during the period ended September 30, 2012, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2011	Shares/ Beneficial Interest Purchased	Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at September 30, 2012	Value at September 30, 2012	Income	Realized Gain (Loss)

ACWI ex-US Index Master Portfolio	$5,157	$20,844,540[1]	-	$20,849,697	$20,849,697	$279,210	$(258,142)

BlackRock Cash Funds: Institutional, SL Agency Shares	5,082	125,932[1]	-	131,014	$131,014	$1,213	-
BlackRock Cash Funds: Prime, SL Agency Shares	-	56,124[1]		56,124	$56,124	$224	-
Bond Index Master Portfolio	$1,055,367	$98,105,706[1]	-	$99,161,073	$99,161,073	$705,341	$160,181
iShares Barclays TIPS Bond Fund	1,556	142,958	(4,227)	140,287	$17,081,345	$178,426	$12,921
iShares Cohen & Steers Realty Major Index Fund	-	4,489	-	4,489	$349,469	$2,533	-
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	-	13,560	-	13,560	$421,852	$2,166	-

iShares MSCI Canada Index Fund	682	2,379	(3,061)	-	$-	-	$(1,887)
iShares MSCI EAFE Small Cap Index Fund	485	47,447	(1,684)	46,248	$1,789,797	$25,263	$(6,810)

iShares MSCI Emerging Markets Index Fund	1,290	4,562	(5,852)	-	-	-	$(2,183)

Master International Index Series	$122,801	-	$(122,801)[2]	-	-	$1,342	$231,833
Master Small Cap Index Series	$77,362	$7,971,268[1]	$-	$8,048,630	$8,048,630	$93,174	$93,897

Russell 1000 Index Master Portfolio	$462,961	$40,981,647[1]	$-	$41,444,608	$41,444,608	$335,957	$(14,337)

[1]	Represents net shares/beneficial interest purchased.
[2]	Represents net beneficial interest sold.

(b)	Security, or a portion of security, is on loan.
(c)	Represents the current yield as of report date.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Master Portfolio has the ability to access

Schedule of Investments (concluded)
LifePath Index Retirement Master Portfolio

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy as of September 30, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$19,829,601	$169,504,008	-	$189,333,609

Certain of the Master Portfolio’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of September 30, 2012, collateral on securities loaned at value of $156,000 is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended September 30, 2012.

Schedule of Investments September 30, 2012 (Unaudited)
LifePath Index 2020 Master Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies(a)	Shares/Beneficial Interest	Value

Equity Funds - 54.6%
ACWI ex-US Index Master Portfolio	$38,798,602	$38,798,602
iShares Cohen & Steers Realty Majors Index Fund	51,164	3,983,117
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund (b)	152,018	4,729,280
iShares MSCI EAFE Small Cap Index Fund	90,590	3,505,833
Master Small Cap Index Series	$9,530,439	9,530,439
Russell 1000 Index Master Portfolio	$81,241,961	81,241,961

		141,789,232

Fixed Income Funds - 45.3%
Bond Index Master Portfolio	$101,752,251	101,752,251
iShares Barclays TIPS Bond Fund	131,142	15,967,850

		117,720,101

Short-Term Securities - 0.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.25% (c)(d)	299,719	299,719
BlackRock Cash Funds: Prime, SL Agency Shares, 0.24% (c)(d)	18,564	18,564

		318,283

Total Affiliated Investment Companies (Cost - $ 245,474,166*) - 100.0%		259,827,616

Liabilities in Excess of Other Assets - (0.0)%		(12,804)

Net Assets - 100.0%		$259,814,812
*	As of September 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Aggregate cost	$245,474,761
Gross unrealized appreciation	$14,405,033
Gross unrealized depreciation	(52,178)
Net unrealized appreciation	$14,352,855

Schedule of Investments (continued)
LifePath Index 2020 Master Portfolio

(a)	Investments in issuers considered to be an affiliate of the Master Portfolio during the period ended September 30, 2012, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest held at December 31, 2011	Shares/ Beneficial Interest Purchased	Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest held at September 30, 2012	Value at September 30, 2012	Income	Realized Gain (Loss)

ACWI ex-US Index Master Portfolio	-	$38,798,602[1]	-	$38,798,602	$38,798,602	$516,087	$(477,145)
BlackRock Cash Funds: Institutional, SL Agency Shares	5,467	294,252[1]	-	299,719	$299,719	$5,524	-
BlackRock Cash Funds: Prime, SL Agency Shares	-	18,564[1]		18,564	$18,564	$2,531	-
Bond Index Master Portfolio	$728,061	$101,024,190[1]	-	$101,752,251	$101,752,251	$723,773	$164,367
iShares Barclays TIPS Bond Fund	1,016	131,155	(1,029)	131,142	$15,967,850	$160,026	$3,815
iShares Cohen & Steers Realty Majors Index Fund	-	51,322	(158)	51,164	$3,983,117	$28,857	$(145)
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	-	152,498	(480)	152,018	$4,729,280	$24,266	$(142)

iShares MSCI Canada Index Fund	1,026	10,171	(11,197)	-	-	-	$732
iShares MSCI EAFE Small Cap Index Fund	744	90,314	(468)	90,590	$3,505,833	$50,088	$(3,200)

iShares MSCI Emerging Markets Index Fund	1,943	19,113	(21,056)	-	-	-	$11,298

Master International Index Series	$192,815	-	$(192,815)[2]	-	-	$4,674	$7
Master Small Cap Index Series	$73,681	$9,456,758[1]	-	$9,530,439	$9,530,439	$110,328	$111,184

Russell 1000 Index Master Portfolio	$689,398	$80,552,563[1]	-	$81,241,961	$81,241,961	$658,562	$(28,105)

[1]	Represents net shares/beneficial interest purchased.
[2]	Represents net beneficial interest sold.

(b)	Security, or a portion of security, is on loan.
(c)	All or a portion of this security was purchased with the cash collateral from loaned securities.
(d)	Represents the current yield as of report date.

Schedule of Investments (concluded)
LifePath Index 2020 Master Portfolio

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Master Portfolio has the ability to access

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market– corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy as of September 30, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$28,504,363	$231,323,253	-	$259,827,616

Certain of the Master Portfolio’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of September 30, 2012, collateral on securities loaned at value of $51,600 is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended September 30, 2012.

Schedule of Investments September 30, 2012 (Unaudited)
LifePath Index 2025 Master Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies(a)	Shares/Beneficial Interest	Value

Equity Funds - 62.8%
ACWI ex-US Index Master Portfolio	$17,468,490	$17,468,490
iShares Cohen & Steers Realty Majors Index Fund	29,241	2,276,412
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	86,602	2,694,188
iShares MSCI EAFE Small Cap Index Fund	40,954	1,584,920
Master Small Cap Index Series	$3,401,595	3,401,595
Russell 1000 Index Master Portfolio	$37,234,603	37,234,603

		64,660,208

Fixed Income Funds - 37.1%
Bond Index Master Portfolio	$33,203,082	33,203,082
iShares Barclays TIPS Bond Fund	40,811	4,969,147

		38,172,229

Short-Term Securities - 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.25% (b)	210,648	210,648

		210,648

Total Affiliated Investment Companies
(Cost - $ 96,775,597*) - 100.1%		103,043,085

Liabilities in Excess of Other Assets - (0.1)%		(74,392)

Net Assets - 100.0%		$102,968,693
*	As of September 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Aggregate cost	$96,776,236
Gross unrealized appreciation	$6,298,301
Gross unrealized depreciation	(31,452)
Net unrealized appreciation	$6,266,849

Schedule of Investments (continued)
LifePath Index 2025 Master Portfolio

(a)	Investments in issuers considered to be an affiliate of the Master Portfolio during the period ended September 30, 2012, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest held at December 31, 2011	Shares/ Beneficial Interest Purchased	Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest held at September 30, 2012	Value at September 30, 2012	Income	Realized Gain (Loss)

ACWI ex-US Index Master Portfolio	$2,608	$17,465,882[1]	-	$17,468,490	$17,468,490	$233,931	$(216,279)
BlackRock Cash Funds: Institutional, SL Agency Shares	4,643	206,005[1]	-	210,648	$210,648	$352	-
Bond Index Master Portfolio	$581,850	$32,621,232[1]	-	$33,203,082	$33,203,082	$236,176	$53,635
iShares Barclays TIPS Bond Fund	788	40,335	(312)	40,811	$4,969,147	$43,461	$2,987
iShares Cohen & Steers Realty Majors Index Fund	-	29,241	-	29,241	$2,276,412	$16,250	-
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	-	88,355	(1,753)	86,602	$2,694,188	$13,673	$355
iShares MSCI Canada Index Fund	1,140	707	(1,847)	-	-	-	$(4,019)
iShares MSCI EAFE Small Cap Index Fund	865	40,324	(235)	40,954	$1,584,920	$22,718	$(1,649)
iShares MSCI Emerging Markets Index Fund	2,264	1,291	(3,555)	-	-	-	$(5,966)
Master International Index Series	$223,117	-	$(223,117)[2]	-	-	$1,259	$107,090
Master Small Cap Index Series	$69,031	$3,332,564[1]	-	$3,401,595	$3,401,595	$39,378	$39,684
Russell 1000 Index Master Portfolio	$789,091	$36,445,512[1]	-	$37,234,603	$37,234,603	$301,830	$(12,881)

1 Represents net shares/beneficial interest purchased.

2 Represents net beneficial interest sold.

(b)	Represents the current yield as of report date.

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Master Portfolio has the ability to access

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

Schedule of Investments (concluded)
LifePath Index 2025 Master Portfolio

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy as of September 30, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$11,735,315	$91,307,770	-	$103,043,085

There were no transfers between levels during the period ended September 30, 2012.

Schedule of Investments September 30, 2012 (Unaudited)
LifePath Index 2030 Master Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies(a)	Shares/Beneficial Interest	Value

Equity Funds - 70.2%
ACWI ex-US Index Master Portfolio	$35,363,265	$35,363,265
iShares Cohen & Steers Realty Majors Index Fund	67,034	5,218,597
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund (b)	200,305	6,231,489
iShares MSCI EAFE Small Cap Index Fund	80,371	3,110,358
Master Small Cap Index Series	$5,724,899	5,724,899
Russell 1000 Index Master Portfolio	$75,837,043	75,837,043

		131,485,651

Fixed Income Funds - 29.6%
Bond Index Master Portfolio	$48,785,603	48,785,603
iShares Barclays TIPS Bond Fund	55,511	6,759,019

		55,544,622

Short-Term Securities - 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.25% (c)(d)	401,009	401,009
BlackRock Cash Funds: Prime, SL Agency Shares, 0.24% (c)(d)	13,923	13,923

		414,932

Total Affiliated Investment Companies
(Cost - $ 175,368,148*) - 100.02%		187,445,205

Liabilities in Excess of Other Assets - (0.02)%		(53,320)

Net Assets - 100.0%		$187,391,885
*	As of September 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Aggregate cost	$175,368,148
Gross unrealized appreciation	$12,142,689
Gross unrealized depreciation	(66,332)
Net unrealized appreciation	$12,076,357

Schedule of Investments (continued)
LifePath Index 2030 Master Portfolio

(a)	Investments in issuers considered to be an affiliate of the Master Portfolio during the period ended September 30, 2012, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest held at December 31, 2011	Shares/ Beneficial Interest Purchased	Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest held at September 30, 2012	Value at September 30, 2012	Income	Realized Gain (Loss)
ACWI ex-US Index Master Portfolio	-	$35,363,265[1]	$-	$35,363,265	$35,363,265	$473,570	$(437,835)
BlackRock Cash Funds: Institutional, SL Agency Shares	9,277	391,732[1]	-	401,009	$401,009	$2,574	-
BlackRock Cash Funds: Prime, SL Agency Shares	-	13,923[1]	-	13,923	$13,923	$1,088	-
Bond Index Master Portfolio	$454,601	$48,331,002[1]	-	$48,785,603	$48,785,603	$347,016	$78,806
iShares Barclays TIPS Bond Fund	575	55,170	(234)	55,511	$6,759,019	$69,464	$(21)
iShares Cohen & Steers Realty Majors Index Fund	-	67,034	-	67,034	$5,218,597	$37,591	-
iShares FTSE EPRA/NAREI T Developed Index Fund	-	200,305	-	200,305	$6,231,489	$31,793	-
iShares MSCI Canada Index Fund	1,315	13,587	(14,902)	-	-	$-	$6,401
iShares MSCI EAFE Small Cap Index Fund	965	86,906	(7,500)	80,371	$3,110,358	$46,884	$(28,862)
iShares MSCI Emerging Markets Index Fund	2,519	25,444	(27,963)	-	-	-	$40,020
Master International Index Series	$249,180	-	$(249,180)[2]	-	-	$7,215	$109
Master Small Cap Index Series	$67,825	$5,657,074[1]	-	$5,724,899	$5,724,899	$66,273	$66,788
Russell 1000 Index Master Portfolio	$874,441	$74,962,602[1]	-	$75,837,043	$75,837,043	$614,749	$(26,235)

1 Represents net shares/beneficial interest purchased.

2 Represents net beneficial interest sold.

(b)	Security, or a portion of security, is on loan.

Schedule of Investments (concluded)
LifePath Index 2030 Master Portfolio

(c)	Represents the current yield as of report date.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Master Portfolio has the ability to access

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy as of September 30, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$21,734,394	$165,710,811	-	$187,445,205

Certain of the Master Portfolio’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of September 30, 2012, collateral on securities loaned at value of $38,700 is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended September 30, 2012.

Schedule of Investments September 30, 2012 (Unaudited)
LifePath Index 2035 Master Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies(a)	Shares/Beneficial Interest	Value

Equity Funds - 76.8%
ACWI ex-US Index Master Portfolio	$13,930,857	$13,930,857
iShares Cohen & Steers Realty Majors Index Fund (b)	29,178	2,271,507
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund (b)	86,189	2,681,340
iShares MSCI EAFE Small Cap Index Fund	31,256	1,209,607
Master Small Cap Index Series	$1,899,255	1,899,255
Russell 1000 Index Master Portfolio	$29,935,537	29,935,537

		51,928,103

Fixed Income Funds - 23.0%
Bond Index Master Portfolio	$13,838,260	13,838,260
iShares Barclays TIPS Bond Fund	14,271	1,737,637

		15,575,897

Short-Term Securities - 1.9%
BlackRock Cash Funds: Prime, SL Agency Shares, 0.24% (c)(d)	439,658	439,658
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.25% (c)(d)	815,149	815,149

		1,254,807

Total Affiliated Investment Companies (Cost - $ 64,017,299*) - 101.7%		68,758,807

Liabilities in Excess of Other Assets - (1.7)%		(1,154,652)

Net Assets - 100.0%		$67,604,155
*	As of September 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Aggregate cost	$64,018,052
Gross unrealized appreciation	$4,858,827
Gross unrealized depreciation	(118,072)
Net unrealized appreciation	$4,740,755

Schedule of Investments (continued)
LifePath Index 2035 Master Portfolio

(a)	Investments in issuers considered to be an affiliate of the Master Portfolio during the period ended September 30, 2012, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2011	Shares/ Beneficial Interest Purchased	Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at September 30, 2012	Value at September 30, 2012	Income	Realized Gain (Loss)

ACWI ex-US Index Master Portfolio	$2,608	$13,928,249[1]	-	$13,930,857	$13.930,857	$186,556	$(172,479)

BlackRock Cash Funds: Institutional, SL Agency Shares	4,730	810,419[1]	-	815,149	$815,149	$728	-

BlackRock Cash Funds: Prime,SL Agency Shares	-	439,658[1]	-	439,658	$439,658	$302	-
Bond Index Master Portfolio	$351,541	$13,486,719[1]	-	$13,838,260	$13,838,260	$98,432	$22,354
iShares Barclays TIPS Bond Fund	378	13,893	-	14,271	$1,737,637	$14,601	-
iShares Cohen & Steers Realty Majors Index Fund	-	29,683	505	29,178	$2,271,507	16,305	287
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	-	88,292	2,103	86,189	$2,681,340	13,632	314
iShares MSCI Canada Index Fund	1,402	834	(2,236)	-	-	-	$(4,678)
iShares MSCI EAFE Small Cap Index Fund	1,045	34,072	(3,861)	31,256	$1,209,607	$18,525	$(12,923)
iShares MSCI Emerging Markets Index Fund	2,772	1,513	(4,285)	-	-	-	$(7,087)

Master International Index Series	$274,385	-	$(274,385)[2]	-	-	$1,624	$65,247
Master Small Cap Index Series	$63,824	$1,835,431[1]	-	$1,899,255	$1,899,255	$21,986	$22,157

Russell 1000 Index Master Portfolio	$943,795	$28,991,742[1]	-	$29,935,537	$29,935,537	$242,663	$(10,356)

[1]	Represents net shares/beneficial interest purchased.
[2]	Represents net beneficial interest sold.

(b)	Security, or a portion of security, is on loan. (c) Represents the current yield as of report date.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Master Portfolio has the ability to access

Schedule of Investments (concluded)
LifePath Index 2035 Master Portfolio

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy as of September 30, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$9,154,898	$59,603,909	-	$68,758,807

Certain of the Master Portfolio’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of September 30, 2012, collateral on securities loaned at value of $1,222,050 is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended September 30, 2012.

Schedule of Investments September 30, 2012 (Unaudited)
LifePath Index 2040 Master Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies(a)	Shares/Beneficial Interest	Value

Equity Funds - 83.0%
ACWI ex-US Index Master Portfolio	$20,687,224	$20,687,224
iShares Cohen & Steers Realty Majors Index Fund (b)	45,771	3,563,272
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	137,465	4,276,536
iShares MSCI EAFE Small Cap Index Fund	46,929	1,816,152
Master Small Cap Index Series	$2,372,104	2,372,104
Russell 1000 Index Master Portfolio	$44,995,367	44,995,367

		77,710,655

Fixed Income Funds - 16.9%
Bond Index Master Portfolio	$14,491,331	14,491,331
iShares Barclays TIPS Bond Fund	11,342	1,381,002

		15,872,333

Short-Term Securities - 1.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.25% (c)(d)	648,089	648,089
BlackRock Cash Funds: Prime, SL Agency Shares, 0.24% (c)(d)	258,225	258,225

		906,314

Total Affiliated Investment Companies (Cost - $ 87,953,788*) - 100.9%		94,489,302

Liabilities in Excess of Other Assets - (0.9)%		(831,938)

Net Assets - 100.0%		$93,657,364
*	As of September 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Aggregate cost	$87,953,788
Gross unrealized appreciation	$6,580,739
Gross unrealized depreciation	(45,225)
Net unrealized appreciation	$6,535,514

Schedule of Investments (continued)
LifePath Index 2040 Master Portfolio

(a)	Investments in issuers considered to be an affiliate of the Master Portfolio during the period ended September 30, 2012, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest held at December 31, 2011	Shares/ Beneficial Interest Purchased	Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest held at September 30, 2012	Value at September 30, 2012	Income	Realized Gain (Loss)

ACWI ex-US Index Master Portfolio	$1,705	$18,323,852[1]	-	$20,687,224	$20,687,224	$277,035	$(256,130)
BlackRock Cash Funds: Institutional, SL Agency Shares	6,541	641,548[1]	-	648,089	$648,089	$1,908	-
BlackRock Cash Funds: Prime, SL Agency Shares	-	258,225[1]	-	258,225	$258,225	$902	-
Bond Index Master Portfolio	$253,518	$12,228,254[1]	-	$14,491,331	$14,491,331	$103,078	$23,409
iShares Barclays TIPS Bond Fund	202	11,503	(363)	11,342	$1,381,002	$14,360	$1,346
iShares MSCI Canada Index Fund	1,569	10,330	(11,899)	-	-	-	$3,535
iShares Cohen & Steers Realty Majors Index Fund	-	45,910	(139)	45,771	$3,563,272	$25,582	$(172)
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	-	137,879	(414)	137,465	$4,276,536	$21,748	$(122)
iShares MSCI EAFE Small Cap Index Fund	1,124	51,586	(5,781)	46,929	$1,816,152	$28,064	$(23,524)
iShares MSCI Emerging Markets Index Fund	2,948	19,275	(22,223)	-	-	-	$27,413
Master International Index Series	$294,880	-	$(294,880)[2]	-	-	$6,461	$93
Master Small Cap Index Series	$62,432	$2,015,863[1]	-	$2,372,104	$2,372,104	$27,460	$27,674
Russell 1000 Index Master Portfolio	$1,010,878	$38,432,118[1]	-	$44,995,367	$44,995,367	$364,741	$(15,566)

[1]	Represents net shares/beneficial interest purchased.
[2]	Represents net beneficial interest sold.

(b)	Security, or a portion of security, is on loan.
(c)	Represents the current yield as of report date.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Master Portfolio has the ability to access

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

Schedule of Investments (concluded)
LifePath Index 2040 Master Portfolio

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy as of September 30, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$ 11,943,277	$ 82,546,025	-	$ 94,489,302

Certain of the Master Portfolio’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of September 30, 2012, collateral on securities loaned at value of $717,750 is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended September 30, 2012.

Schedule of Investments September 30, 2012 (Unaudited)
LifePath Index 2045 Master Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies(a)	Shares/Beneficial Interest	Value

Equity Funds - 88.4%
ACWI ex-US Index Master Portfolio	$6,010,626	$6,010,626
iShares Cohen & Steers Realty Majors Index Fund	13,716	1,067,790
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	41,319	1,285,434
iShares MSCI EAFE Small Cap Index Fund	13,117	507,628
Master Small Cap Index Series	$580,327	580,327
Russell 1000 Index Master Portfolio	$13,102,676	13,102,676

		22,554,481

Fixed Income Funds - 11.6%
Bond Index Master Portfolio	$2,955,005	2,955,005

		2,955,005

Short-Term Securities - 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.25% (b)	51,387	51,387

		51,387

Total Affiliated Investment Companies (Cost - $ 23,770,341*) - 100.2%		25,560,873

Liabilities in Excess of Other Assets - (0.2)%		(45,606)

Net Assets - 100.0%		$25,515,267
*	As of September 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Aggregate cost	$23,773,098
Gross unrealized appreciation	$1,806,254
Gross unrealized depreciation	(18,479)
Net unrealized appreciation	$1,787,775

Schedule of Investments (continued)
LifePath Index 2045 Master Portfolio

(a)	Investments in issuers considered to be an affiliate of the Master Portfolio during the period ended September 30, 2012, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest held at December 31, 2011	Shares/ Beneficial Interest Purchased	Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest held at September 30, 2012	Value at September 30, 2012	Income	Realized Gain (Loss)

ACWI ex-US Index Master Portfolio	$2,508	$6,008,118[1]	-	$6,010,626	$6,010,626	$80,492	$(74,418)

BlackRock Cash Funds: Institutional, SL Agency Shares	5,019	46,368[1]	-	51,387	$51,387	$635	-
Bond Index Master Portfolio	$171,154	$2,783,851[1]	-	$2,955,005	$2,955,005	$21,019	$4,773
iShares Cohen & Steers Realty Majors Index Fund	-	13,766	(50)	13,716	$1,067,790	$7,577	$(37)
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	-	42,721	(1,402)	41,319	$1,285,434	$6,463	$114
iShares MSCI Canada Index Fund	1,631	357	(1,988)	-	-	-	$(5,240)
iShares MSCI EAFE Small Cap Index Fund	1,179	13,576	(1,638)	13,117	$507,628	$7,279	$(10,955)
iShares MSCI Emerging Markets Index Fund	3,061	857	(3,918)	-	-	-	$(8,490)

Master International Index Series	$316,913	-	$(316,913)[2]	-	-	$1,678	$62
Master Small Cap Index Series	$59,434	$520,893[1]		$580,327	$580,327	$6,718	$6,770

Russell 1000 Index Master Portfolio	$1,069,178	$12,033,498[1]	-	$13,102,676	$13,102,676	$106,213	$(4,533)

[1]	Represents net shares/beneficial interest purchased.
[2]	Represents net beneficial interest sold.

(b)	Represents the current yield as of report date.

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Master Portfolio has the ability to access

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market– corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

Schedule of Investments (concluded)
LifePath Index 2045 Master Portfolio

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy as of September 30, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$ 2,912,239	$ 22,648,634	-	$ 25,560,873

There were no transfers between levels during the period ended September 30, 2012.

Schedule of Investments September 30, 2012 (Unaudited)
LifePath Index 2050 Master Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies(a)	Shares/Beneficial Interest	Value

Equity Funds - 93.8%
ACWI ex-US Index Master Portfolio	$5,052,201	$5,052,201
iShares Cohen & Steers Realty Majors Index Fund (b)	12,482	971,724
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	36,891	1,147,679
iShares MSCI EAFE Small Cap Index Fund	11,189	433,014
Master Small Cap Index Series	$426,542	426,542
Russell 1000 Index Master Portfolio	$11,078,948	11,078,948

		19,110,108

Fixed Income Funds - 6.2%
Bond Index Master Portfolio	$1,263,381	1,263,381

		1,263,381

Short-Term Securities - 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.25% (c)(d)	46,167	46,167
BlackRock Cash Funds: Prime, SL Agency Shares, 0.24% (c)(d)	2,878	2,878

		49,045

Total Affiliated Investment Companies (Cost - $ 18,992,603*) - 100.2%		20,422,534

Liabilities in Excess of Other Assets - (0.2)%		(41,981)

Net Assets - 100.0%		$20,380,553
*	As of September 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Aggregate cost	$18,993,754
Gross unrealized appreciation	$1,444,139
Gross unrealized depreciation	(15,359)
Net unrealized appreciation	$1,428,780

Schedule of Investments (continued)
LifePath Index 2050 Master Portfolio

(a)	Investments in issuers considered to be an affiliate of the Master Portfolio during the period ended September 30, 2012, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest held at December 31, 2011	Shares/ Beneficial Interest Purchased	Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest held at September 30, 2012	Value at September 30, 2012	Income	Realized Gain (Loss)

ACWI ex-US Index Master Portfolio	$2,508	$5,049,693[1]	-	$5,052,201	$5,052,201	$67,657	$(62,552)

BlackRock Cash Funds: Institutional, SL Agency Shares	5,192	40,975[1]	-	46,167	$46,167	$313	-

BlackRock Cash Funds: Prime, SL Agency Shares	-	2,878[1]	-	2,878	$2,878	$143	-
Bond Index Master Portfolio	$72,275	$1,191,106[1]	-	$1,263,381	$1,263,381	$8,987	$2,041
iShares Cohen & Steers Realty Majors Index Fund	-	12,482	-	12,482	$971,724	$6,900	-
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	-	36,891	-	36,891	$1,147,679	$5,790	-
iShares MSCI Canada Index Fund	1,692	1,264	(2,956)	-	-	-	$(4,383)
iShares MSCI EAFE Small Cap Index Fund	1,263	10,784	(858)	11,189	$433,014	$6,299	$(7,435)
iShares MSCI Emerging Markets Index Fund	3,332	2,288	(5,620)	-	-	-	$(1,833)
Master International Index Series	$331,764	-	$(331,764)[2]	-	-	$2,423	$15,013
Master Small Cap Index Series	$59,143	$367,399[1]	-	$426,542	$426,542	$52,408	$52,815

Russell 1000 Index Master Portfolio	$1,123,015	$9,955,933[1]	-	$11,078,948	$11,078,948	$89,808	$(3,833)

[1]	Represents net shares/beneficial interest purchased.
[2]	Represents net beneficial interest sold.

(b)	Security, or a portion of security, is on loan.
(c)	Represents the current yield as of report date.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Master Portfolio has the ability to access

Schedule of Investments (concluded)
LifePath Index 2050 Master Portfolio

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy as of September 30, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$ 2,601,462	$ 17,821,072	-	$ 20,422,534

Certain of the Master Portfolio’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of September 30, 2012, collateral on securities loaned at value of $8,000 is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended September 30, 2012.

Schedule of Investments September 30, 2012 (Unaudited)
LifePath Index 2055 Master Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies(a)	Shares/Beneficial Interest	Value

Equity Funds - 99.5%
ACWI ex-US Index Master Portfolio	$939,162	$939,162
iShares Cohen & Steers Realty Majors Index Fund	2,655	206,692
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund (b)	7,692	239,298
iShares MSCI EAFE Small Cap Index Fund	2,169	83,940
Master Small Cap Index Series	$71,561	71,561
Russell 1000 Index Master Portfolio	$2,063,325	2,063,325

		3,603,978

Fixed Income Funds - 1.0%
Bond Index Master Portfolio	$36,934	36,934

		36,934

Short-Term Securities - 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.25% (c)(d)	9,135	9,135
BlackRock Cash Funds: Prime, SL Agency Shares, 0.24% (c)(d)	4,641	4,641

		13,776

Total Affiliated Investment Companies (Cost - $ 3,500,927*) - 100.9%		3,654,688

Liabilities in Excess of Other Assets - (0.9)%		(31,375)

Net Assets - 100.0%		$3,623,313
*	As of September 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Aggregate cost	$3,502,161
Gross unrealized appreciation	$160,118
Gross unrealized depreciation	(7,591)
Net unrealized appreciation	$152,527

Schedule of Investments (continued)
LifePath Index 2055 Master Portfolio

(a)	Investments in issuers considered to be an affiliate of the Master Portfolio during the period ended September 30, 2012, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest held at December 31, 2011	Shares/ Beneficial Interest Purchased	Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest held at September 30, 2012	Value at September 30, 2012	Income	Realized Gain (Loss)

ACWI ex-US Index Master Portfolio	$5,015	$934,147[1]	-	$939,162	$939,162	$12,577	$(11,628)

BlackRock Cash Funds: Institutional, SL Agency Shares	5,013	4,122[1]	-	9,135	$9,135	$43	-
BlackRock Cash Funds: Prime, SL Agency Shares	-	4,641[1]	-	4,641	$4,641	$16	-
Bond Index Master Portfolio	$15,948	$20,986[1]	-	$36,934	$36,934	$263	$60
iShares Cohen & Steers Realty Majors Index Fund	-	2,655	-	2,655	$206,692	$1,462	-
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	-	7,895	(203)	7,692	$239,298	$1,236	$(76)
iShares MSCI Canada Index Fund	1,788	-	(1,788)	-	-	-	$(6,418)
iShares MSCI EAFE Small Cap Index Fund	1,295	1,267	(393)	2,169	$83,940	$1,032	$(3,039)
iShares MSCI Emerging Markets Index Fund	3,466	-	(3,466)	-	-	-	$(10,886)
Master International Index Series	$349,044	-	$(349,044)[2]	-	-	$1,654	$2,289
Master Small Cap Index Series	$122,459	-	$(50,898)[2]	$71,561	$71,561	$828	$835

Russell 1000 Index Master Portfolio	$1,110,241	$953,084[1]	-	$2,063,325	$2,063,325	$16,726	$(714)

[1]	Represents net shares/beneficial interest purchased.
[2]	Represents net beneficial interest sold.

(b)	Security, or a portion of security, is on loan.
(c)	Represents the current yield as of report date.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Master Portfolio has the ability to access

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market– corroborated inputs)

Schedule of Investments (concluded)
LifePath Index 2055 Master Portfolio

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy as of September 30, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$ 543,706	$ 3,110,982	-	$ 3,654,688

Certain of the Master Portfolio’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of September 30, 2012, collateral on securities loaned at value of $12,900 is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended September 30, 2012.

Schedule of Investments September 30,2012 (Unaudited)
Active Stock Master Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Aerospace & Defense - 3.1%
The Boeing Co.	430,000	$29,936,600
Engility Holdings, Inc. (a)(b)	5,604	103,397
Exelis, Inc.	160,206	1,656,530
General Dynamics Corp.	70,974	4,692,801
Honeywell International, Inc.	230,170	13,752,658
Huntington Ingalls Industries, Inc. (b)	20,526	863,118
L-3 Communications Holdings, Inc.	15,790	1,132,301
Northrop Grumman Corp. (a)	98,976	6,574,976
Precision Castparts Corp.	40,600	6,631,604
Raytheon Co.	95,590	5,463,924
Rockwell Collins, Inc.	14,070	754,715
United Technologies Corp.	173,260	13,564,525

		85,127,149

Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc. (a)	35,717	2,091,230
Expeditors International of Washington, Inc. (a)	47,251	1,718,047
FedEx Corp.	9,631	814,975
United Parcel Service, Inc., Class B	98,710	7,064,675

		11,688,927

Airlines - 0.7%
Copa Holdings SA (a)	48,191	3,916,482
Delta Air Lines, Inc. (b)	1,402,035	12,842,641
United Continental Holdings, Inc. (b)	121,446	2,368,197

		19,127,320

Auto Components - 0.2%
Allison Transmission Holdings, Inc.	112,500	2,263,500
Federal-Mogul Corp. (b)	5,189	47,479
Johnson Controls, Inc.	54,710	1,499,054
Lear Corp.	36,336	1,373,138

		5,183,171

Automobiles - 0.3%
Ford Motor Co.	237,620	2,342,933
Harley-Davidson, Inc.	13,168	558,060
Tesla Motors, Inc. (b)	141,800	4,151,904
Thor Industries, Inc.	5,050	183,416

		7,236,313

Beverages - 2.6%
Brown-Forman Corp., Class B (a)	44,892	2,929,203
The Coca-Cola Co.	1,031,625	39,129,536
Diageo Plc	173,480	4,872,955
Monster Beverage Corp. (b)	79,755	4,319,531
PepsiCo Inc.	278,720	19,725,014

		70,976,239

Biotechnology - 2.1%
Alexion Pharmaceuticals, Inc. (b)	63,400	7,252,960
Amgen, Inc.	108,301	9,131,940
Ariad Pharmaceuticals, Inc. (b)	130,400	3,158,940
Biogen Idec, Inc. (b)	59,819	8,926,790
Celgene Corp. (b)	60,298	4,606,767

Schedule of Investments (continued)
Active Stock Master Portfolio
(Percentages shown are based on Net Assets)

Gilead Sciences, Inc. (b)	219,700	$14,572,701
Myriad Genetics, Inc. (b)	202,563	5,467,175
Regeneron Pharmaceuticals, Inc. (b)	15,525	2,370,047
Vertex Pharmaceuticals, Inc. (b)	23,196	1,297,816

		56,785,136

Building Products - 0.1%
Fortune Brands Home & Security, Inc. (b)	32,976	890,682
Masco Corp.	167,900	2,526,895

		3,417,577

Capital Markets - 0.6%
Apollo Investment Corp.	10,727	84,422
The Bank of New York Mellon Corp.	6	136
The Goldman Sachs Group, Inc.	70,305	7,992,272
Jefferies Group, Inc.	279,100	3,820,879
Legg Mason, Inc. (a)	48,822	1,204,927
Morgan Stanley	36,657	613,638
State Street Corp.	42,722	1,792,615

		15,508,889

Chemicals - 2.3%
Airgas, Inc.	2,326	191,430
Albemarle Corp. (a)	31,722	1,671,115
Cabot Corp.	26,935	985,013
Celanese Corp.	115,400	4,374,814
CF Industries Holdings, Inc.	27,895	6,199,385
The Dow Chemical Co.	69,440	2,010,982
E.I. du Pont de Nemours & Co.	346,970	17,442,182
LyondellBasell Industries NV, Class A	49,827	2,574,063
Monsanto Co.	148,517	13,518,017
The Mosaic Co.	82,784	4,769,186
NewMarket Corp. (a)	537	132,360
Olin Corp.	57,100	1,240,783
PPG Industries, Inc.	40,150	4,610,826
Praxair, Inc.	25,820	2,682,181
Westlake Chemical Corp. (a)	5,765	421,191

		62,823,528

Commercial Banks - 3.3%
Associated Banc-Corp.	14,215	187,211
Bank of Nova Scotia	71,090	3,899,067
BB&T Corp.	69,005	2,288,206
BOK Financial Corp.	1,913	113,058
Comerica, Inc.	1,506	46,761
First Citizens Bancshares, Inc., Class A (a)	3,893	634,170
First Niagara Financial Group, Inc.	11,989	96,991
First Republic Bank	92,265	3,179,452
M&T Bank Corp.	9,780	930,665
National Bank of Canada	58,900	4,457,492
SunTrust Banks, Inc.	97,573	2,758,389
The Toronto-Dominion Bank	50,040	4,173,308
U.S. Bancorp	491,209	16,848,469
Wells Fargo & Co.	1,484,017	$ 51,243,107

		90,856,346

Schedule of Investments (continued)
Active Stock Master Portfolio
(Percentages shown are based on Net Assets)

Commercial Services & Supplies - 0.9%
Copart, Inc. (b)	17,886	495,979
Herman Miller, Inc.	7,075	137,538
Mine Safety Appliances Co. (a)	4,934	183,890
R.R. Donnelley & Sons Co. (a)	61,092	647,575
Tyco International Ltd. (a)	388,471	21,855,378
Waste Connections, Inc.	25,051	757,793

		24,078,153

Communications Equipment - 2.0%
Cisco Systems, Inc.	1,112,444	21,236,556
EchoStar Corp. (b)	4,085	117,076
F5 Networks, Inc. (b)	64,332	6,735,560
QUALCOMM, Inc.	437,100	27,314,379

		55,403,571

Computers & Peripherals - 5.5%
Apple, Inc.	193,872	129,363,031
EMC Corp. (b)	632,500	17,248,275
Fusion-io, Inc. (b)	115,020	3,481,655

		150,092,961

Construction & Engineering - 0.6%
Jacobs Engineering Group, Inc. (b)	328,920	13,298,236
KBR, Inc.	131,900	3,933,258

		17,231,494

Consumer Finance - 0.5%
American Express Co.	76,910	4,373,103
Capital One Financial Corp.	88,233	5,030,163
Discover Financial Services	121,538	4,828,705
Green Dot Corp., Class A (a)(b)	5,000	61,150

		14,293,121

Containers & Packaging - 0.3%
Crown Holdings, Inc. (b)	36,615	1,345,601
Greif Inc, Class A	8,343	368,594
Packaging Corp. of America	198,133	7,192,228
Rock-Tenn Co, Class A	1,355	97,804

		9,004,227

Diversified Consumer Services - 0.1%
Apollo Group, Inc., Class A (b)	74,510	2,164,516
ITT Educational Services, Inc. (a)(b)	27,054	871,950

		3,036,466

Diversified Financial Services - 2.8%
Bank of America Corp.	477,713	4,218,206
Citigroup, Inc.	645,566	21,122,920
JPMorgan Chase & Co.	1,141,117	46,192,416
Leucadia National Corp.	7,829	178,110
Moody’s Corp.	78,650	3,473,970

Schedule of Investments (continued)
Active Stock Master Portfolio
(Percentages shown are based on Net Assets)

The NASDAQ OMX Group, Inc.	8,607	$200,500
NYSE Euronext	50,069	1,234,201

		76,620,323

Diversified Telecommunication Services - 2.6%
AT&T, Inc.	544,108	20,512,872
BCE, Inc.	31,970	1,404,762
CenturyLink, Inc.	142,500	5,757,000
Level 3 Communications, Inc. (b)	130,800	3,004,476
Verizon Communications, Inc. (a)	883,767	40,273,262

		70,952,372

Electric Utilities - 1.3%
American Electric Power Co., Inc.	43,620	1,916,663
Duke Energy Corp.	27,336	1,771,373
Edison International	37,950	1,733,935
FirstEnergy Corp.	51,970	2,291,877
ITC Holdings Corp.	12,300	929,634
N.V. Energy, Inc.	31,004	558,382
NextEra Energy, Inc.	54,100	3,804,853
Northeast Utilities	42,370	1,619,805
PPL Corp.	31,410	912,461
Southern Co. (a)	402,360	18,544,772

		34,083,755

Electrical Equipment - 0.4%
The Babcock & Wilcox Co. (b)	39,724	1,011,770
Cooper Industries Plc, Class A	5,407	405,849
Hubbell, Inc. Class B	27,790	2,243,765
Rockwell Automation, Inc.	16,150	1,123,233
Roper Industries, Inc.	44,300	4,868,127

		9,652,744

Electronic Equipment, Instruments & Components - 0.7%
AVX Corp.	2,150	20,619
Corning, Inc.	1,331,100	17,503,965
Dolby Laboratories, Inc., Class A (a)(b)	3,218	105,389
Ingram Micro, Inc., Class A (b)	35,553	541,472

		18,171,445

Energy Equipment & Services - 2.5%
CARBO Ceramics, Inc. (a)	1,276	80,286
Ensco PLC, Class A (a)	145,816	7,955,721
Halliburton Co.	394,193	13,280,362
National Oilwell Varco, Inc.	110,100	8,820,111
Noble Corp.	520,113	18,609,643
Oceaneering International, Inc.	118,059	6,522,760
RPC, Inc.	14,049	167,043
Schlumberger Ltd.	55,244	3,995,798
SEACOR Holdings, Inc. (b)	1,877	156,467
Superior Energy Services, Inc. (b)	8,666	177,826
Weatherford International Ltd. (b)	553,268	7,015,438

		66,781,455

Food & Staples Retailing - 2.4%
Costco Wholesale Corp.	212,315	21,258,039

Schedule of Investments (continued)
Active Stock Master Portfolio
(Percentages shown are based on Net Assets)

CVS Caremark Corp.	191,683	$9,281,291
The Kroger Co. (a)	441,783	10,399,572
Wal-Mart Stores, Inc.	210,625	15,544,125
Walgreen Co.	100,282	3,654,276
Whole Foods Market, Inc.	51,600	5,025,840

		65,163,143

Food Products - 1.8%
Archer Daniels Midland Co.	395,255	10,743,031
ConAgra Foods, Inc.	30,870	851,703
General Mills, Inc.	78,880	3,143,368
H.J. Heinz Co.	42,630	2,385,149
Ingredion, Inc.	3,307	182,414
The J.M. Smucker Co. (a)	5,159	445,376
Kraft Foods, Inc., Class A	124,290	5,139,391
Lancaster Colony Corp.	2,100	153,825
Mead Johnson Nutrition Co. (a)	120,729	8,847,021
Post Holdings, Inc. (a)(b)	16,316	490,459
Ralcorp Holdings, Inc. (b)	1,734	126,582
Tyson Foods, Inc., Class A (a)	28,587	457,964
Unilever NV	483,210	17,144,291

		50,110,574

Gas Utilities - 0.1%
Atmos Energy Corp.	17,163	614,264
ONEOK, Inc.	27,863	1,346,062
UGI Corp.	29,618	940,371

		2,900,697

Health Care Equipment & Supplies - 1.5%
Alere, Inc. (b)	19,526	380,562
Baxter International, Inc.	160,290	9,659,075
CareFusion Corp. (b)	8,570	243,302
Hill-Rom Holdings, Inc.	14,388	418,115
Intuitive Surgical, Inc. (b)	21,689	10,749,719
Medtronic, Inc.	447,181	19,282,445
Thoratec Corp. (b)	35,326	1,222,280

		41,955,498

Health Care Providers & Services - 2.2%
Aetna, Inc.	193,280	7,653,888
AMERIGROUP Corp. (b)	1,303	119,133
Cardinal Health, Inc.	77,123	3,005,483
Express Scripts Holding Co. (b)	490,122	30,715,935
HCA Holdings, Inc.	120,412	4,003,699
Humana, Inc.	27,540	1,931,931
McKesson Corp.	101,152	8,702,107
Patterson Cos., Inc.	8,450	289,328
Quest Diagnostics Inc.	23,930	1,517,880
UnitedHealth Group, Inc.	5,775	319,993
WellPoint, Inc.	19,141	1,110,369

		59,369,746

Health Care Technology - 0.2%
Cerner Corp. (b)	72,700	5,627,707

Hotels, Restaurants & Leisure - 1.5%
Brinker International, Inc.	132,725	4,685,192

Schedule of Investments (continued)
Active Stock Master Portfolio
(Percentages shown are based on Net Assets)

Chipotle Mexican Grill, Inc. (b)	1,793	$569,349
Choice Hotels International, Inc. (a)	13,045	417,309
International Speedway Corp., Class A	11,594	328,922
Las Vegas Sands Corp.	160,400	7,437,748
Marriott Vacations Worldwide Corp. (b)	15,084	543,326
McDonald’s Corp.	182,613	16,754,743
Starbucks Corp.	196,200	9,957,150
Starwood Hotels & Resorts Worldwide, Inc.	2	116
Wynn Resorts Ltd.	4,599	530,909

		41,224,764

Household Durables - 0.3%
Garmin Ltd.	57,950	2,418,833
Newell Rubbermaid, Inc.	16,805	320,808
NVR, Inc. (b)	2,742	2,315,619
Tempur-Pedic International, Inc. (b)	69,225	2,069,135

		7,124,395

Household Products - 1.1%
The Clorox Co.	4,422	318,605
Energizer Holdings, Inc.	23,301	1,738,488
Kimberly-Clark Corp. (a)	180,467	15,480,459
The Procter & Gamble Co.	174,184	12,081,402

		29,618,954

Independent Power Producers & Energy Traders - 0.1%
The AES Corp. (a)(b)	229,644	2,519,195

Industrial Conglomerates - 2.4%
3M Co.	149,350	13,802,927
Carlisle Cos., Inc.	674	34,994
Danaher Corp.	324,500	17,896,175
General Electric Co.	1,494,182	33,932,873

		65,666,969

Insurance - 4.6%
ACE Ltd.	240,424	18,176,054
Aflac, Inc.	173,392	8,302,009
Allied World Assurance Co. Holdings Ltd.	10,054	776,671
American International Group, Inc. (b)	52,433	1,719,278
American National Insurance Co. (a)	1,700	122,111
Aspen Insurance Holdings Ltd.	26,273	801,064
Assured Guaranty Ltd.	37,960	517,015
Berkshire Hathaway, Inc., Class B (b)	3,209	283,034
Brown & Brown, Inc.	30,604	797,846
The Chubb Corp.	56,760	4,329,653
CNA Financial Corp.	46,852	1,255,634
Endurance Specialty Holdings Ltd.	69,580	2,678,830
Genworth Financial, Inc., Class A (a)(b)	73,707	385,488
The Hanover Insurance Group, Inc.	22,485	837,791
Hartford Financial Services Group, Inc.	774,826	15,062,617
Kemper Corp.	3	92
Lincoln National Corp.	296,162	7,164,159
MetLife, Inc.	433,276	14,930,691
PartnerRe Ltd.	7,544	560,368
Prudential Financial, Inc.	265,680	14,482,217
The Travelers Cos., Inc. (a)	419,681	28,647,425
Unum Group	1,404	26,985
Validus Holdings Ltd. (a)	35,172	$1,192,683
XL Group Plc	51,795	1,244,634

		124,294,349

Schedule of Investments (continued)
Active Stock Master Portfolio
(Percentages shown are based on Net Assets)

Internet & Catalog Retail - 1.6%
Amazon.com, Inc. (b)	100,700	25,610,024
Expedia, Inc.	90,170	5,215,433
Groupon, Inc. (b)	23,947	113,988
Liberty Ventures, Series A (b)	13,928	691,386
priceline.com, Inc. (b)	19,565	12,105,452
TripAdvisor, Inc. (a)(b)	17,818	586,747

		44,323,030

Internet Software & Services - 2.7%
AOL, Inc. (b)	12,064	425,015
eBay, Inc. (b)	215,700	10,442,037
Google, Inc., Class A (b)	73,931	55,780,939
Rackspace Hosting, Inc. (b)	52,558	3,473,558
VeriSign, Inc. (a)(b)	96,395	4,693,473

		74,815,022

IT Services - 3.2%
Accenture Plc, Class A	71,207	4,986,626
Alliance Data Systems Corp. (b)	28,700	4,073,965
Amdocs Ltd.	68,653	2,264,863
Automatic Data Processing, Inc.	18,240	1,069,958
Broadridge Financial Solutions, Inc.	71,585	1,670,078
CoreLogic, Inc. (b)	55,095	1,461,670
DST Systems, Inc.	56,550	3,198,468
Fidelity National Information Services, Inc.	3,968	123,881
Genpact Ltd.	19,466	324,693
Global Payments, Inc.	17,305	723,868
International Business Machines Corp.	137,540	28,532,673
Lender Processing Services, Inc.	20,353	567,645
MasterCard, Inc., Class A	15,100	6,817,348
NeuStar Inc, Class A (b)	2,280	91,268
Teradata Corp. (b)	2,477	186,791
Visa, Inc., Class A	84,363	11,328,264
The Western Union Co.	1,105,130	20,135,469

		87,557,528

Leisure Equipment & Products - 0.1%
Mattel, Inc.	63,830	2,264,688

Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc. (a)	291,009	11,189,296
Bruker Corp. (b)	2,415	31,612
Illumina, Inc. (b)	4,184	201,669
Techne Corp. (a)	3,108	223,590
Thermo Fisher Scientific, Inc.	46,309	2,724,358
Waters Corp. (a)(b)	5,114	426,150

		14,796,675

Machinery - 2.2%
Caterpillar, Inc.	74,820	6,437,513
Crane Co. (a)	28,308	1,130,338
Cummins, Inc.	56,130	5,175,747
Deere & Co.	83,610	6,896,989

Schedule of Investments (continued)
Active Stock Master Portfolio
(Percentages shown are based on Net Assets)

Eaton Corp.	173,400	$8,194,884
Ingersoll-Rand Plc	114,400	5,127,408
Parker Hannifin Corp.	32,175	2,689,187
Stanley Black & Decker, Inc.	153,100	11,673,875
Terex Corp. (b)	232,409	5,247,795
Timken Co.	61,439	2,283,073
Toro Co. (a)	20,342	809,205
Xylem, Inc. (a)	141,813	3,566,597

		59,232,611

Marine - 0.0%
Matson, Inc.	3,363	70,320

Media - 4.4%
AMC Networks, Inc., Class A (b)	4,548	197,929
CBS Corp., Class B	153,671	5,582,867
Comcast Corp, Class A	703,798	25,174,855
Comcast Corp, Special Class A	404,670	14,082,516
DIRECTV (b)	61,481	3,225,293
DISH Network Corp.	135,701	4,153,808
John Wiley & Sons, Inc., Class A (a)	23,934	1,099,767
Liberty Media Corp. - Liberty Capital (b)	4,059	422,826
Madison Square Garden, Inc. (b)	697	28,068
The McGraw-Hill Cos., Inc.	95,644	5,221,206
Meredith Corp. (a)	6,900	241,500
News Corp., Class A	464,665	11,398,233
Omnicom Group, Inc.	6,034	311,113
Pandora Media, Inc. (a)(b)	2,912	31,886
Scripps Networks Interactive, Inc., Class A (a)	9,560	585,359
Time Warner Cable, Inc.	139,301	13,241,953
Time Warner, Inc.	276,710	12,543,264
Viacom, Inc., Class B	220,896	11,837,817
The Walt Disney Co.	186,110	9,729,831

		119,110,091

Metals & Mining - 1.3%
Alcoa, Inc.	807,730	7,148,410
Barrick Gold Corp.	39,330	1,643,451
BHP Billiton Ltd.	277,020	9,494,141
Freeport-McMoRan Copper & Gold, Inc.	122,932	4,865,649
Newmont Mining Corp.	5,233	293,100
Nucor Corp.	196,080	7,502,021
Rio Tinto Ltd.	48,930	2,708,292
Southern Copper Corp.	52,061	1,788,827
Walter Energy, Inc.	26,381	856,327

		36,300,218

Multi-Utilities - 1.0%
Consolidated Edison, Inc.	15,490	927,696
Dominion Resources, Inc.	324,830	17,196,500
Integrys Energy Group, Inc.	12,625	659,025
PG&E Corp. (a)	46,672	1,991,494
Public Service Enterprise Group, Inc.	83,610	2,690,570
Sempra Energy	25,750	1,660,618
Wisconsin Energy Corp.	43,810	$1,650,323

		26,776,226

Schedule of Investments (continued)
Active Stock Master Portfolio
(Percentages shown are based on Net Assets)

Multiline Retail - 0.6%
Dollar General Corp. (b)	59,861	3,085,236
Dollar Tree, Inc. (b)	141,143	6,813,678
Family Dollar Stores, Inc.	3,277	217,265
J.C. Penney Co., Inc. (a)	155,103	3,767,452
Target Corp.	36,425	2,311,895

		16,195,526

Oil, Gas & Consumable Fuels - 7.2%
Anadarko Petroleum Corp.	92,600	6,474,592
Apache Corp.	50,608	4,376,074
Chevron Corp.	320,809	37,393,497
ConocoPhillips	148,741	8,505,010
CONSOL Energy, Inc.	8,500	255,425
Devon Energy Corp.	223,360	13,513,280
Enbridge, Inc.	135,690	5,300,067
EQT Corp.	35,700	2,106,300
Exxon Mobil Corp.	543,108	49,667,227
Hess Corp.	157,760	8,474,867
HollyFrontier Corp.	32,336	1,334,507
Kinder Morgan, Inc.	153,265	5,443,973
Kosmos Energy Ltd. (b)	8,384	95,494
Marathon Oil Corp.	545,063	16,117,513
Marathon Petroleum Corp.	37,800	2,063,502
Noble Energy, Inc.	54,000	5,006,340
Occidental Petroleum Corp.	39,220	3,375,273
Peabody Energy Corp.	324,927	7,242,623
Phillips 66	50,523	2,342,751
Royal Dutch Shell Plc, Class A	33,840	1,170,492
Spectra Energy Corp.	59,660	1,751,618
Suncor Energy, Inc.	263,110	8,643,163
Total SA	112,500	5,636,250

		196,289,838

Paper & Forest Products - 0.3%
Domtar Corp.	14,719	1,152,351
International Paper Co.	85,625	3,109,900
MeadWestvaco Corp.	81,530	2,494,818

		6,757,069

Personal Products - 0.3%
Herbalife Ltd. (a)	183,155	8,681,547
Nu Skin Enterprises, Inc. (a)	14,428	560,239

		9,241,786

Pharmaceuticals - 6.5%
Abbott Laboratories	233,927	16,038,035
Allergan, Inc. (a)	66,646	6,103,441
Bristol-Myers Squibb Co.	287,285	9,695,869
Eli Lilly & Co.	476,227	22,577,922
Forest Laboratories, Inc. (b)	26,257	935,012
Johnson & Johnson (a)	397,402	27,384,972
Merck & Co., Inc.	902,823	40,717,317
Pfizer, Inc.	1,769,242	43,965,664

Schedule of Investments (continued)
Active Stock Master Portfolio
(Percentages shown are based on Net Assets)

Valeant Pharmaceuticals International, Inc. (b)	112,900	$6,239,983
Warner Chilcott Plc, Class A	235,947	3,185,284

		176,843,499

Professional Services - 0.1%
Manpower, Inc.	29,020	1,067,936
Towers Watson & Co., Class A	18,689	991,451

		2,059,387

Real Estate Investment Trusts (REITs) - 0.9%
American Tower Corp.	182,234	13,009,685
CommonWealth REIT	71,213	1,036,861
Equity Lifestyle Properties, Inc.	4,630	315,396
Hospitality Properties Trust (a)	39,100	929,798
Host Hotels & Resorts, Inc.	225,616	3,621,137
Piedmont Office Realty Trust, Inc. (a)	79,067	1,371,022
Potlatch Corp.	2,206	82,438
Rayonier, Inc.	1	25
Taubman Centers, Inc.	14,065	1,079,207
Ventas, Inc.	21,884	1,362,279
Weyerhaeuser Co.	65,250	1,705,635

		24,513,483

Real Estate Management & Development - 0.0%
Alexander & Baldwin, Inc. (b)	13,972	412,593

Road & Rail - 0.3%
Canadian National Railway Co.	52,950	4,671,779
Landstar System, Inc. (a)	2,332	110,257
Union Pacific Corp.	37,692	4,474,040

		9,256,076

Semiconductors & Semiconductor Equipment - 2.2%
Avago Technologies Ltd.	119,258	4,157,930
Broadcom Corp., Class A	189,963	6,568,920
First Solar, Inc. (a)(b)	12,494	276,680
Intel Corp. (a)	507,907	11,519,331
KLA-Tencor Corp. (a)	144,473	6,892,084
LSI Corp. (b)	1,819,714	12,574,224
Marvell Technology Group Ltd.	582,561	5,330,433
Micron Technology, Inc. (b)	916,160	5,483,218
ON Semiconductor Corp. (b)	165,200	1,019,284
Skyworks Solutions, Inc. (b)	36,645	863,539
Xilinx, Inc.	143,000	4,777,630

		59,463,273

Software - 4.2%
Ariba, Inc. (b)	2,731	122,349
Intuit, Inc.	29,156	1,716,705
Microsoft Corp.	2,165,121	64,477,303
Oracle Corp.	668,061	21,037,241
Red Hat, Inc. (b)	136,100	7,749,534
Salesforce.com, Inc. (b)	56,092	8,564,688
SolarWinds, Inc. (b)	30,329	1,690,538
VMware, Inc., Class A (b)	90,600	$8,764,644

		114,123,002

Schedule of Investments (continued)
Active Stock Master Portfolio
(Percentages shown are based on Net Assets)

Specialty Retail - 1.9%
Bed Bath & Beyond, Inc. (b)	46,183	2,909,529
The Home Depot, Inc.	320,043	19,320,996
Limited Brands, Inc.	105,800	5,211,708
PetSmart, Inc.	74,450	5,135,561
Ross Stores, Inc.	84,090	5,432,214
The TJX Cos., Inc.	281,493	12,608,071

		50,618,079

Textiles, Apparel & Luxury Goods - 1.0%
Coach, Inc. (a)	71,312	3,994,898
Michael Kors Holdings Ltd. (b)	131,716	7,004,657
NIKE, Inc., Class B	37,749	3,582,758
Under Armour Inc, Class A (b)	133,200	7,436,556
VF Corp.	33,620	5,357,683

		27,376,552

Thrifts & Mortgage Finance - 0.0%
People’s United Financial, Inc.	83,253	1,010,691

Tobacco - 1.4%
Altria Group, Inc.	68,990	2,303,576
Lorillard, Inc.	71,675	8,346,554
Philip Morris International, Inc.	308,480	27,744,691

		38,394,821

Trading Companies & Distributors - 0.0%
WESCO International, Inc. (a)(b)	15,667	896,152

Water Utilities - 0.2%
American Water Works Co., Inc.	177,010	6,559,991

Wireless Telecommunication Services - 0.2%
Telephone & Data Systems, Inc. (a)	89,112	2,282,158
United States Cellular Corp. (a)(b)	6,834	267,415
Vodafone Group Plc	59,220	1,687,474

		4,237,047

Total Long-Term Investments (Cost - $ 2,398,101,132) - 98.4%		2,683,203,947

Short-Term Securities

Money Market Funds - 3.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.25% (c)(d)(e)	77,351,740	77,351,740
BlackRock Cash Funds: Prime, SL Agency Shares, 0.24% (c)(d)(e)	13,163,394	13,163,394

		90,515,134

	Par (000)	Value
U.S. Treasury Obligations - 0.0%
U.S. Treasury Bill, 0.09%, 12/20/12 (f)(g)	890	889,837

Schedule of Investments (continued)
Active Stock Master Portfolio
(Percentages shown are based on Net Assets)

Total Short-Term Securities (Cost - $ 91,404,921) - 3.3%	$91,404,971

Total Investments (Cost - $ 2,489,506,053*) - 101.7%	2,774,608,918

Liabilities in Excess of Other Assets - (1.7)%	(47,089,398)

Net Assets - 100.0%	$2,727,519,520
*	As of September 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Aggregate cost	$2,527,713,443

Gross unrealized appreciation	$315,654,664
Gross unrealized depreciation	(68,759,189)

Net unrealized appreciation	$246,895,475

(a)	Security, or a portion of security, is on loan.
(b)	Non-income producing security.
(c)

Investments in issuers considered to be an affiliate of the Master Portfolio during the period ended September 30, 2012, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2011	Net Activity	Shares Held at September 30, 2012	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	128,263,976	(50,912,236)	77,351,740	$281,247
BlackRock Cash Funds: Prime, SL Agency Shares	20,162,910	(6,999,516)	13,163,394	$30,459
(d)	Represents the current yield as of report date.
(e)	All or a portion of security was purchased with the cash collateral from loaned securities.
(f)	Rates shown are discount rates or a range of discount rates at the time of purchase.
(g)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

•

For Master Portfolio compliance purposes, the Master Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Master Portfolio management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Financial futures contracts purchased as of September 30, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
147	S&P 500 E-Mini	Chicago Mercantile	December 2012	$10,541,370	$(15,473)

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Master Portfolio has the ability to access

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

Schedule of Investments (concluded)
Active Stock Master Portfolio

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy as of September 30, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:

Long-Term Investments[1] :
Common Stocks	$2,683,203,947	-	-	$2,683,203,947

Short-Term Securities:
Money Market Funds	90,515,134	-	-	90,515,134
U.S. Treasury Obligations	-	$889,837	-	889,837
Total	$2,773,719,081	$889,837	-	$2,774,608,918

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Equity Contracts	$(15,473)	-	-	$(15,473)

1 See above Schedule of Investments for values in each industry.

2 Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Master Portfolio’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of September 30, 2012, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$147,203	-	-	$147,203
Liabilities:
Collateral on securities loaned at value	-	$(36,588,293)	-	(36,588,293)
Total	$147,203	$(36,588,293)	-	$(36,441,090)

There were no transfers between levels during the period ended September 30, 2012.

Schedule of Investments September 30, 2012 (Unaudited)
CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Asset-Backed Securities
ACE Securities Corp., Series 2005-AG1, Class A2D, 0.58%, 8/25/35 (a)	$3,505	$3,093,003
AH Mortgage Advance Trust, Series SART-1, Class A1R, 2.23%, 5/10/43 (b)	4,000	4,015,200
AmeriCredit Automobile Receivables Trust:
Series 2009-1, Class B, 9.79%, 4/15/14	1,246	1,283,444
Series 2010-4, Class D, 4.20%, 11/08/16	2,600	2,742,912
Series 2011-1, Class C, 2.85%, 8/08/16	5,100	5,228,413
Series 2012-1, Class D, 4.72%, 3/08/18	6,600	7,077,708
Ameriquest Mortgage Securities, Inc.:
Series 2005-R6, Class A2, 0.42%, 8/25/35 (a)	533	516,062
Series 2006-R1, Class A2C, 0.41%, 3/25/36 (a)	270	268,752
Asset Backed Funding Corp. Certificates:
Series 2005-HE2, Class M1, 0.70%, 6/25/35 (a)	514	509,386
Series 2005-OPT1, Class A1SS, 0.46%, 7/25/35 (a)	485	474,692
BA Credit Card Trust:
0.62%, 1/15/16 (a)	5,105	5,088,444
4.97%, 3/15/16 (a)	8,400	8,744,526
Bank One Issuance Trust, Series 2003-C3, Class C3, 4.77%, 2/16/16	6,000	6,161,538
Bear Stearns Asset Backed Securities Trust, Series 2007-HE2, Class 1A1, 0.32%, 3/25/37 (a)	457	454,730
BNC Mortgage Loan Trust, Series 2007-4, Class A3A, 0.47%, 11/25/37 (a)	1,212	1,191,653
Capital One Multi-Asset Execution Trust, Series 2003-C3, Class C3, 2.47%, 7/15/16	1,100	1,113,171
Carrington Mortgage Loan Trust, Series 2007-FRE1, Class A1, 0.34%, 2/25/37 (a)	2,955	2,919,062
Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2003-5, Class 1A4, 4.40%, 2/25/30	286	287,254
CIT Mortgage Loan Trust, Series 2007-1, Class 2A1, 1.22%, 10/25/37 (a)(b)	777	775,285
Citibank Credit Card Issuance Trust:
Series 2003-C4, Class C4, 5.00%, 6/10/15	3,100	3,186,682
Series 2006-C1, Class C1, 0.62%, 2/20/15 (a)	6,000	5,998,878
Citigroup Mortgage Loan Trust, Inc.:
Series 2007-WFH2, Class A2, 0.37%, 3/25/37	1,761	1,754,427
Series 2007-WFH4, Class A2A, 1.12%, 7/25/37 (a)	76	74,922
Countrywide Asset-Backed Certificates:
0.69%, 12/25/35 (a)	3,700	3,577,360
Series 2005-4, Class MV1, 0.68%, 10/25/35 (a)	2,759	2,693,294
Series 2006-20, Class 2A2, 0.34%, 4/25/47 (a)	1,273	1,249,099
Series 2006-22, Class 2A2, 0.33%, 5/25/47 (a)	3,475	3,442,510
Series 2006-25, Class 2A2, 0.34%, 6/25/47 (a)	4,646	4,575,453
Series 2007-10, Class 2A1, 0.27%, 6/25/47 (a)	212	211,230
Series 2007-12, Class 2A1, 0.57%, 8/25/47 (a)	3,626	3,584,614
Series 2007-4, Class A1B, 5.81%, 2/25/27	224	223,186
Series 2007-8, Class 2A1, 0.28%, 11/25/37 (a)	711	706,660
Ellington Loan Acquisition Trust, Series 2007-1, Class A2A1, 1.22%, 5/26/37 (b)	2,007	1,986,057
First Franklin Mortgage Loan Asset Backed Certificates:
Series 2004-FF10, Class A3, 0.76%, 9/25/34 (a)	170	165,737
Series 2005-FF10, Class A4, 0.54%, 11/25/35 (a)	1,655	1,583,448
Series 2005-FF4, Class M1, 0.65%, 5/25/35 (a)	2,258	2,095,674
Series 2006-FF14, Class A2, 0.28%, 10/25/36 (a)	1,452	1,444,955
JPMorgan Mortgage Acquisition Corp., Series 2006-CH1, Class A3, 0.32%, 7/25/36 (a)	2,191	2,186,252
Long Beach Mortgage Loan Trust, Series 2005-WL1, Class M2, 0.77%, 6/25/35 (a)	1,521	1,392,329
Morgan Stanley Capital, Inc., Series 2006, Class A3, 0.41%, 12/25/35 (a)	36	35,472
National Collegiate Student Loan Trust:
0.46%, 7/25/28 (a)	7,178	6,692,429
Series 2005-1, Class A3, 0.36%, 10/26/26 (a)	5,215	5,111,165
Series 2006-2, Class A2, 0.37%, 7/25/26 (a)	4,359	4,151,377
Nationstar Home Equity Loan Trust, Series 2006-B, Class AV2, 0.35%, 9/25/36 (a)	1,237	1,218,226
Navistar Financial Dealer Note Master Trust:
Series 2009-1, Class B, 4.47%, 10/26/15 (b)	1,200	1,203,238

Schedule of Investments (continued)
CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)

Series 2009-1, Class C, 6.22%, 10/26/15 (b)	600	602,158
New Century Home Equity Loan Trust:
Series 2005-3, Class A2D, 0.60%, 7/25/35 (a)	3,600	3,519,288
Series 2005-3, Class M2, 0.71%, 7/25/35 (a)	1,590	1,229,386
Park Place Securities, Inc., Series 2005-WCW3, Class A2C, 0.60%, 8/25/35 (a)	5,773	5,551,098
Residential Asset Mortgage Products, Inc.:
Series 2005-EFC3, Class M1, 0.67%, 8/25/35 (a)	1,396	1,374,598
Series 2005-RS6, Class M1, 0.72%, 6/25/35 (a)	4,300	3,895,740
Santander Drive Auto Receivables Trust:
Series 2010-3, Class C, 3.06%, 11/15/17	4,200	4,261,706
Series 2010-B, Class C, 3.02%, 10/17/16 (b)	12,000	12,220,308
Series 2011-1, Class C, 3.11%, 5/16/16	5,000	5,154,905
Series 2011-3, Class B, 2.50%, 12/15/15	1,155	1,180,079
Series 2011-3, Class D, 4.23%, 5/15/17	3,900	4,028,458
Series 2011-S1A, Class D, 3.10%, 5/15/17 (b)	2,807	2,818,027
SLC Student Loan Trust, 4.75%, 6/15/33 (b)	11,682	11,215,194
SLM Student Loan Trust:
1.32%, 12/15/21 (b)	3,387	3,410,519
0.53%, 12/15/22 (a)	2,973	2,956,581
Series 2004-A, Class A2, 0.59%, 3/16/20 (a)	11,222	11,049,791
Series 2005-A, Class A2, 0.53%, 12/15/20	4,574	4,529,231
Series 2006-C, Class A3, 0.52%, 6/15/21 (a)	11,100	10,948,984
Series 2009-CT, Class 1A, 2.35%, 4/15/39 (b)	5,538	5,579,734
Series 2009-CT, Class 2A, 2.07%, 4/15/39 (b)	3,306	3,315,293
Series 2009-D, Class A, 3.50%, 8/17/43 (b)	8,850	8,593,422
Soundview Home Equity Loan Trust:
Series 2006-EQ1, Class A2, 0.33%, 10/25/36 (a)	111	110,933
Series 2007-1, Class 2A1, 0.31%, 3/25/37 (a)	603	586,579
Structured Asset Securities Corp., Series 2006-BC5, Class A2, 0.27%, 12/25/36 (a)	29	28,705
Terwin Mortgage Trust, Series 2005-12AL, Class AF2, 4.65%, 7/25/36	184	184,395
WAMU Asset-Backed Certificates, 0.31%, 5/25/47 (a)	201	200,316

Total Asset-Backed Securities - 8.2%		221,035,337

Corporate Bonds

Aerospace & Defense - 0.6%
L-3 Communications Corp.:
3.95%, 11/15/16	1,250	1,358,126
4.75%, 7/15/20	900	993,638
4.95%, 2/15/21	600	668,731
Series B, 6.38%, 10/15/15	1,161	1,174,352
Lockheed Martin Corp.:
3.35%, 9/15/21	1,649	1,742,173
5.50%, 11/15/39	1,900	2,312,942
4.85%, 9/15/41	2,000	2,265,340
Raytheon Co., 4.70%, 12/15/41	2,100	2,437,289
TransDigm, Inc., 7.75%, 12/15/18	2,200	2,431,000

		15,383,591

Air Freight & Logistics - 0.0%
United Parcel Service, Inc., 4.88%, 11/15/40	400	478,078

Beverages - 0.6%
Anheuser-Busch InBev Worldwide, Inc., 2.50%, 7/15/22	7,400	7,504,814
Bottling Group LLC, 5.13%, 1/15/19	1,100	1,307,207
Constellation Brands, Inc., 4.63%, 3/01/23 (c)	1,200	1,224,000
Diageo Finance BV, 3.25%, 1/15/15	2,000	2,113,064
Dr Pepper Snapple Group, Inc.:
2.35%, 12/21/12 (c)	1,000	1,004,141
2.90%, 1/15/16	1,250	1,323,930

Schedule of Investments (continued)
CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)

PepsiCo, Inc., 4.88%, 11/01/40	1,000	1,191,148

		15,668,304

Biotechnology - 0.7%
Amgen, Inc.:
2.30%, 6/15/16	800	834,352
6.40%, 2/01/39	900	1,131,881
Biogen Idec, Inc., 6.88%, 3/01/18	7,528	9,261,232
Celgene Corp.:
3.95%, 10/15/20	4,000	4,302,888
3.25%, 8/15/22	1,900	1,918,040
Genentech, Inc., 4.75%, 7/15/15	625	695,415

		18,143,808

Capital Markets - 0.9%
The Bear Stearns Cos., Inc., 6.40%, 10/02/17	2,500	3,005,873
The Bear Stearns Cos., Inc./JPMorgan Chase & Co., 5.70%, 11/15/14	800	876,066
Credit Suisse First Boston USA, Inc., 5.13%, 1/15/14	1,400	1,471,588
The Goldman Sachs Group, Inc.:
5.95%, 1/18/18	3,700	4,296,610
6.15%, 4/01/18	1,500	1,750,769
7.50%, 2/15/19	1,200	1,488,229
5.75%, 1/24/22	1,400	1,612,626
6.75%, 10/01/37	1,650	1,767,615
6.25%, 2/01/41	1,550	1,793,300
Morgan Stanley:
2.88%, 7/28/14 (c)	3,400	3,472,457
6.00%, 4/28/15 (c)	1,400	1,517,249
6.25%, 8/28/17	1,500	1,701,674

		24,754,056

Chemicals - 0.3%
Agrium, Inc., 3.15%, 10/01/22	850	855,950
LyondellBasell Industries N.V., 6.00%, 11/15/21	1,800	2,052,000
Rockwood Specialties Group, Inc., 4.63%, 10/15/20	1,800	1,827,000
RPM International, Inc., 6.13%, 10/15/19	2,453	2,841,901
Valspar Corp., 4.20%, 1/15/22	300	326,145

		7,902,996

Commercial Banks - 1.1%
Discover Bank, 8.70%, 11/18/19	3,600	4,648,270
HSBC Bank USA NA, 5.88%, 11/01/34	1,700	1,930,476
HSBC Holdings Plc, 6.50%, 9/15/37	700	827,895
JPMorgan Chase Bank NA, Series BKNT, 6.00%, 10/01/17	800	946,700
US Bancorp, 2.20%, 11/15/16	4,000	4,198,888
Wachovia Bank NA, 6.00%, 11/15/17	5,400	6,511,973
Wells Fargo & Co., 3.50%, 3/08/22	8,900	9,491,467

		28,555,669

Communications Equipment - 0.1%
Omnicom Group, Inc., 4.45%, 8/15/20	2,700	3,005,054

Consumer Finance - 0.3%
American Express Credit Co.:
2.75%, 9/15/15	2,600	2,739,087

Schedule of Investments (continued)
CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)

8.13%, 5/20/19	4,800	6,493,613

		9,232,700

Containers & Packaging - 0.3%
Ball Corp., 5.00%, 3/15/22 (c)	2,100	2,199,750
Crown Americas LLC and Crown Americas Capital Corp. II, 7.63%, 5/15/17	3,250	3,477,500
Rock-Tenn Co.:
4.45%, 3/01/19 (b)	1,750	1,845,921
4.90%, 3/01/22 (b)	1,900	2,058,219

		9,581,390

Diversified Financial Services - 2.0%
American Express Credit Corp., 2.38%, 3/24/17 (c)	3,000	3,155,547
Associates Corp. of North America, 6.95%, 11/01/18	964	1,159,130
Bank of America Corp.:
4.50%, 4/01/15	4,300	4,606,143
3.70%, 9/01/15 (c)	1,000	1,056,325
3.75%, 7/12/16	2,400	2,546,350
5.49%, 3/15/19	1,500	1,634,196
5.70%, 1/24/22	1,500	1,761,841
5.88%, 2/07/42	750	876,682
Citigroup, Inc.:
6.50%, 8/19/13	1,400	1,469,577
6.38%, 8/12/14	1,400	1,523,505
4.45%, 1/10/17 (c)	4,200	4,613,188
6.13%, 11/21/17	1,000	1,176,644
8.50%, 5/22/19	1,600	2,116,010
8.13%, 7/15/39	400	593,935
5.88%, 1/30/42	350	421,678
General Electric Capital Corp.:
2.25%, 11/09/15	2,000	2,071,264
4.38%, 9/16/20	4,000	4,411,224
4.63%, 1/07/21	1,600	1,786,818
6.75%, 3/15/32	500	640,512
6.88%, 1/10/39	1,000	1,336,105
JPMorgan Chase & Co.:
2.00%, 8/15/17 (c)	4,100	4,135,723
3.25%, 9/23/22	2,600	2,636,124
5.60%, 7/15/41	1,000	1,199,173
Merrill Lynch & Co., Inc., 6.88%, 4/25/18	550	658,963
SLM Corp.:
6.00%, 1/25/17	2,600	2,830,750
4.63%, 9/25/17	2,500	2,536,005

		52,953,412

Diversified Telecommunication Services - 1.6%
AT&T, Inc.:
2.40%, 8/15/16	1,250	1,321,971
3.00%, 2/15/22	7,700	8,140,402
6.55%, 2/15/39	2,000	2,710,982
5.35%, 9/01/40	1,231	1,481,644
5.55%, 8/15/41	3,800	4,730,236
BellSouth Corp., 6.55%, 6/15/34	2,400	2,901,254
British Telecommunications Plc, 9.63%, 12/15/30	400	651,028
Embarq Corp., 8.00%, 6/01/36	1,000	1,124,642
Telefonica Emisiones SAU, 5.86%, 2/04/13	3,600	3,645,000
Verizon Communications, Inc.:
8.75%, 11/01/18	2,000	2,792,318
6.90%, 4/15/38	900	1,284,508
8.95%, 3/01/39	500	871,287
7.35%, 4/01/39	1,700	2,545,313

Schedule of Investments (continued)
CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)

4.75%, 11/01/41 (c)	2,100	2,414,368
Windstream Corp., 7.88%, 11/01/17 (c)	5,350	5,978,625

		42,593,578

Electric Utilities - 1.8%
Commonwealth Edison Co.:
4.70%, 4/15/15	1,000	1,090,798
5.88%, 2/01/33	3,500	4,512,480
Duke Energy Corp.:
2.15%, 11/15/16	2,100	2,170,287
5.05%, 9/15/19 (c)	2,000	2,339,198
FirstEnergy Solutions Corp., 6.05%, 8/15/21	1,200	1,346,150
Ipalco Enterprises, Inc., 5.00%, 5/01/18	850	890,375
MidAmerican Energy Holdings Co., 5.75%, 4/01/18	6,550	7,874,187
Mississippi Power Co., 4.25%, 3/15/42	1,700	1,744,518
Northern States Power Co, 5.25%, 7/15/35	2,500	3,085,833
Pacific Gas & Electric Co.:
5.63%, 11/30/17	1,500	1,825,811
3.25%, 9/15/21 (c)	2,900	3,129,723
3.75%, 8/15/42	3,000	2,912,661
PacifiCorp:
5.50%, 1/15/19	1,300	1,589,966
6.25%, 10/15/37	1,000	1,370,246
Progress Energy, Inc.:
4.88%, 12/01/19	3,100	3,582,760
4.40%, 1/15/21	3,700	4,156,058
3.15%, 4/01/22	950	967,450
Southern Co. (The), 4.15%, 5/15/14	900	950,721
Tampa Electric Co., 2.60%, 9/15/22	2,000	2,023,348

		47,562,570

Electrical Equipment - 0.1%
Roper Industries, Inc., 6.25%, 9/01/19	1,500	1,819,196

Electronic Equipment, Instruments & Components - 0.1%
Tyco Electronics Group SA, 6.55%, 10/01/17	2,900	3,507,016

Food & Staples Retailing - 0.3%
Wal-Mart Stores, Inc.:
5.63%, 4/01/40	1,500	1,974,986
5.63%, 4/15/41	3,800	5,069,348

		7,044,334

Food Products - 0.7%
ConAgra Foods, Inc., 7.13%, 10/01/26	2,400	3,156,101
General Mills, Inc., 5.65%, 2/15/19 (c)	1,400	1,700,561
Hershey Co. (The), 4.13%, 12/01/20 (c)	1,550	1,760,958
Kellogg Co.:
4.45%, 5/30/16	100	111,894
3.25%, 5/21/18 (c)	1,550	1,701,086
Kraft Foods Group, Inc., 5.38%, 2/10/20 (b)	1,885	2,240,326
Mead Johnson Nutrition Co., 4.90%, 11/01/19	4,500	5,134,779
Mondelez International, Inc., 5.38%, 2/10/20	1,715	2,068,918

		17,874,623

Gas Utilities - 0.1%
Southern California Gas Co., 3.75%, 9/15/42	1,800	1,850,567

Health Care Equipment & Supplies - 0.1%
Covidien International Finance SA, 4.20%, 6/15/20	1,700	1,916,843

Schedule of Investments (continued)
CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)

Health Care Providers & Services - 0.7%
AmerisourceBergen Corp.:
4.88%, 11/15/19	900	1,048,939
3.50%, 11/15/21 (c)	6,250	6,725,231
DaVita, Inc., 6.38%, 11/01/18	3,550	3,789,625
Humana, Inc., 6.45%, 6/01/16 (c)	4,100	4,699,904
UnitedHealth Group, Inc., 4.70%, 2/15/21 (c)	3,100	3,615,233

		19,878,932

Hotels, Restaurants & Leisure - 0.6%
McDonald’s Corp.:
6.30%, 10/15/37	1,000	1,433,280
4.88%, 7/15/40	1,600	1,960,798
Wyndham Worldwide Corp.:
6.00%, 12/01/16	24	27,034
5.75%, 2/01/18	3,400	3,828,165
4.25%, 3/01/22	1,550	1,593,030
Yum! Brands, Inc.:
4.25%, 9/15/15	2,000	2,169,716
5.30%, 9/15/19	2,241	2,617,806
6.88%, 11/15/37	2,100	2,870,906

		16,500,735

Household Durables - 0.0%
Tupperware Brands Corp., 4.75%, 6/01/21	900	960,022

Household Products - 0.1%
Kimberly-Clark Corp.:
2.40%, 3/01/22	1,250	1,272,524
6.63%, 8/01/37	2,000	2,946,364

		4,218,888

Independent Power Producers & Energy Traders - 0.2%
Constellation Energy Group, Inc., 5.15%, 12/01/20	3,200	3,761,207
Exelon Generation Co. LLC, 5.75%, 10/01/41	500	547,638
PSEG Power LLC, 4.15%, 9/15/21	1,150	1,244,945
Southern Power Co., 5.15%, 9/15/41	1,000	1,146,141

		6,699,931

Insurance - 0.9%
The Allstate Corp.:
7.45%, 5/16/19	2,031	2,658,551
5.20%, 1/15/42	1,500	1,798,258
American International Group, Inc.:
6.40%, 12/15/20	1,200	1,461,710
8.18%, 5/15/68 (a)	500	611,875
Berkshire Hathaway, Inc., 1.90%, 1/31/17	2,400	2,484,982
Fidelity National Financial, Inc., 5.50%, 9/01/22	2,825	3,028,423
Markel Corp.:
5.35%, 6/01/21	1,300	1,403,908
4.90%, 7/01/22	2,500	2,641,275
Marsh & McLennan Cos., Inc.:
5.75%, 9/15/15	400	447,667
9.25%, 4/15/19	200	275,132
4.80%, 7/15/21	1,600	1,797,838
Principal Financial Group, Inc., 3.30%, 9/15/22	800	809,006
Protective Life Corp., 8.45%, 10/15/39	800	1,032,531
Willis Group Holdings Plc, 4.13%, 3/15/16	2,600	2,759,861
XL Group Ltd., 5.75%, 10/01/21	1,400	1,611,292

		24,822,309

Schedule of Investments (continued)
CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)

Internet & Catalog Retail - 0.1%
Export-Import Bank of Korea, 4.00%, 1/29/21	1,446	1,575,434

Internet Software & Services - 0.2%
Digital Realty Trust LP:
5.88%, 2/01/20	1,200	1,387,189
3.63%, 10/01/22	2,100	2,087,432
eBay, Inc., 2.60%, 7/15/22	850	855,947

		4,330,568

IT Services - 0.6%
Fiserv, Inc., 3.50%, 10/01/22	2,000	2,007,094
International Business Machines Corp.:
2.00%, 1/05/16	8,600	8,984,145
7.63%, 10/15/18	2,050	2,777,053
5.60%, 11/30/39	88	117,295
4.00%, 6/20/42	1,746	1,904,351

		15,789,938

Leisure Equipment & Products - 0.1%
Mattel, Inc.:
2.50%, 11/01/16	750	783,739
5.45%, 11/01/41	1,800	2,012,233

		2,795,972

Life Sciences Tools & Services - 0.2%
Bio-Rad Laboratories, Inc., 4.88%, 12/15/20	3,100	3,319,877
Thermo Fisher Scientific, Inc., 3.25%, 11/20/14	1,600	1,682,984

		5,002,861

Machinery - 0.3%
Case New Holland, Inc., 7.75%, 9/01/13	3,191	3,338,584
Danaher Corp., 2.30%, 6/23/16	450	473,651
Dover Corp., 4.30%, 3/01/21	2,400	2,777,659
Flowserve Corp., 3.50%, 9/15/22	550	556,015

		7,145,909

Media - 1.0%
Comcast Corp.:
5.70%, 5/15/18	2,450	2,979,839
3.13%, 7/15/22	2,550	2,645,441
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 5.15%, 3/15/42	1,100	1,119,114
Discovery Communications LLC, 4.95%, 5/15/42 (c)	2,500	2,723,647
DISH DBS Corp.:
4.63%, 7/15/17 (b)(c)	800	818,000
7.88%, 9/01/19	2,700	3,138,750
6.75%, 6/01/21	1,200	1,308,000
NBCUniversal Media LLC, 6.40%, 4/30/40	500	634,623
News America, Inc.:
4.50%, 2/15/21 (c)	2,500	2,821,537
6.15%, 2/15/41	900	1,120,394
Scripps Networks Interactive, Inc., 2.70%, 12/15/16	2,300	2,410,759
Time Warner, Inc., 8.25%, 4/01/19	2,350	3,154,222
Viacom, Inc., 4.38%, 9/15/14	1,300	1,390,264

		26,264,590

Schedule of Investments (continued)
CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)

Metals & Mining - 0.1%
Xstrata Canada Corp., 6.20%, 6/15/35	1,000	1,074,308
Xstrata Canada Financial Corp., 6.00%, 11/15/41 (b)	650	675,988

		1,750,296

Multi-Utilities - 0.5%
Consolidated Edison Co. of New York, Inc., 4.20%, 3/15/42 (c)	2,400	2,638,803
Dominion Resources, Inc.:
6.40%, 6/15/18	4,050	5,051,836
4.45%, 3/15/21	2,100	2,412,400
4.05%, 9/15/42	1,700	1,749,052
SCANA Corp., 4.13%, 2/01/22	500	513,155

		12,365,246

Multiline Retail - 0.1%
Nordstrom, Inc.:
4.00%, 10/15/21 (c)	1,200	1,349,538
7.00%, 1/15/38	600	873,960

		2,223,498

Oil, Gas & Consumable Fuels - 2.7%
BP Capital Markets Plc:
3.13%, 10/01/15	700	747,459
3.20%, 3/11/16	1,500	1,610,115
3.56%, 11/01/21	1,900	2,055,241
Buckeye Partners LP, 4.88%, 2/01/21 (c)	550	562,740
ConocoPhillips, 6.50%, 2/01/39	4,500	6,475,572
ConocoPhillips Canada Funding Co. I, 5.63%, 10/15/16	500	592,890
Encana Corp., 6.50%, 5/15/19	400	485,926
Energy Transfer Partners LP:
9.70%, 3/15/19	842	1,112,621
9.00%, 4/15/19	373	480,853
Enterprise Products Operating LLC:
5.20%, 9/01/20	500	589,001
5.75%, 3/01/35	1,500	1,717,630
5.95%, 2/01/41	900	1,064,632
4.45%, 2/15/43	1,100	1,088,008
EOG Resources, Inc., 2.63%, 3/15/23	2,950	2,981,795
Husky Energy, Inc.:
3.95%, 4/15/22	5,300	5,675,192
6.80%, 9/15/37	1,000	1,317,980
Kinder Morgan Energy Partners LP, 3.95%, 9/01/22	4,400	4,726,568
Linn Energy LLC/Linn Energy Finance Corp.:
6.50%, 5/15/19 (b)	300	300,000
6.25%, 11/01/19 (b)(c)	3,200	3,184,000
8.63%, 4/15/20	3,200	3,504,000
7.75%, 2/01/21	250	264,375
Marathon Petroleum Corp., 6.50%, 3/01/41	1,830	2,241,829
ONEOK Partners LP:
3.38%, 10/01/22	1,900	1,909,255
6.85%, 10/15/37	1,300	1,590,809
Petrobras International Finance Co.:
5.38%, 1/27/21	2,200	2,478,896
6.75%, 1/27/41	500	620,572
Petroleos Mexicanos:
5.50%, 1/21/21	1,100	1,289,750
4.88%, 1/24/22	2,600	2,938,000

Schedule of Investments (continued)
CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)

Phillips 66, 4.30%, 4/01/22 (b)(c)	3,700	4,050,967
Plains All American Pipeline LP/PAA Finance Corp.:
8.75%, 5/01/19	600	806,792
6.70%, 5/15/36	1,000	1,277,335
5.15%, 6/01/42	700	796,235
TransCanada PipeLines Ltd.:
6.50%, 8/15/18	2,850	3,575,909
3.80%, 10/01/20	4,200	4,717,352
Williams Partners LP:
3.80%, 2/15/15	800	848,228
4.00%, 11/15/21 (c)	1,150	1,237,584
3.35%, 8/15/22	3,000	3,066,591

		73,982,702

Paper & Forest Products - 0.1%
International Paper Co., 9.38%, 5/15/19	1,600	2,163,558

Pharmaceuticals - 1.4%
Abbott Laboratories:
4.13%, 5/27/20	2,000	2,308,174
6.00%, 4/01/39	2,600	3,645,291
5.30%, 5/27/40	1,400	1,809,872
AstraZeneca Plc:
6.45%, 9/15/37	2,500	3,419,093
4.00%, 9/18/42	3,400	3,480,376
Bristol-Myers Squibb Co., 2.00%, 8/01/22	4,600	4,472,433
Eli Lilly & Co., 5.55%, 3/15/37	1,700	2,172,250
GlaxoSmithKline Capital Plc, 2.85%, 5/08/22	4,500	4,673,785
GlaxoSmithKline Capital, Inc.:
5.65%, 5/15/18	1,200	1,477,306
6.38%, 5/15/38	500	713,168
Pfizer, Inc.:
6.20%, 3/15/19	1,500	1,911,003
7.20%, 3/15/39	1,500	2,350,992
Sanofi-Aventis SA, 2.63%, 3/29/16 (c)	2,400	2,540,009
Teva Pharmaceutical Finance IV BV, 3.65%, 11/10/21	2,800	3,035,239
Watson Pharmaceuticals, 3.25%, 10/01/22	1,000	1,012,808

		39,021,799

Professional Services - 0.0%
Dun & Bradstreet Corp. (The), 2.88%, 11/15/15 (c)	600	616,549

Real Estate - 0.1%
Simon Property Group LP, 4.75%, 3/15/42 (c)	1,900	2,052,009

Real Estate Investment Trusts (REITs) - 0.6%
American Tower Corp.:
4.63%, 4/01/15	4,000	4,309,208
4.70%, 3/15/22	4,400	4,826,479
Health Care REIT, Inc., 5.25%, 1/15/22	3,100	3,490,792
Hospitality Properties Trust, 6.70%, 1/15/18 (c)	1,400	1,581,696
Simon Property Group LP, 5.65%, 2/01/20	1,000	1,203,226

		15,411,401

Road & Rail - 0.3%
Burlington Northern Santa Fe LLC, 5.40%, 6/01/41	2,700	3,280,100
CSX Corp., 5.75%, 3/15/13	2,600	2,661,391
Norfolk Southern Corp., 5.75%, 1/15/16	1,100	1,262,866
Union Pacific Corp., 6.13%, 2/15/20	1,300	1,621,468

		8,825,825

Schedule of Investments (continued)
CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)

Semiconductors & Semiconductor Equipment - 0.1%
Intel Corp., 3.30%, 10/01/21 (c)	2,100	2,280,959

Software - 0.1%
BMC Software, Inc., 4.25%, 2/15/22	700	724,772
Oracle Corp.:
5.25%, 1/15/16 (c)	1,500	1,721,554
5.75%, 4/15/18	550	682,519
5.38%, 7/15/40	800	1,020,524

		4,149,369

Specialty Retail - 1.4%
Advance Auto Parts, Inc., 4.50%, 1/15/22	3,100	3,341,515
AutoZone, Inc.:
4.00%, 11/15/20	4,700	5,129,317
3.70%, 4/15/22	600	632,479
The Gap, Inc., 5.95%, 4/12/21	3,135	3,492,136
The Home Depot, Inc.:
5.88%, 12/16/36	2,500	3,294,177
5.40%, 9/15/40	2,000	2,533,442
5.95%, 4/01/41	1,300	1,765,414
Limited Brands, Inc.:
6.90%, 7/15/17	2,167	2,492,050
8.50%, 6/15/19	4,000	4,820,000
McDonald’s Corp., 3.70%, 2/15/42 (c)	1,800	1,860,294
O’Reilly Automotive, Inc., 4.63%, 9/15/21	5,300	5,778,447
The Sherwin-Williams Co., 3.13%, 12/15/14	3,300	3,467,703

		38,606,974

Tobacco - 0.7%
Altria Group, Inc.:
9.70%, 11/10/18	929	1,330,608
9.25%, 8/06/19	372	528,207
2.85%, 8/09/22	3,400	3,392,102
9.95%, 11/10/38	200	336,272
Lorillard Tobacco Co., 3.50%, 8/04/16	650	687,992
Philip Morris International, Inc.:
4.88%, 5/16/13	2,200	2,260,280
5.65%, 5/16/18	4,300	5,268,046
2.90%, 11/15/21	2,700	2,812,836
6.38%, 5/16/38	1,500	2,077,899

		18,694,242

Transportation Infrastructure - 0.0%
Canadian Pacific Railway Co., 7.13%, 10/15/31	1,000	1,285,614

Wireless Telecommunication Services - 0.4%
America Movil SAB de CV:
5.00%, 3/30/20	800	936,641
6.13%, 3/30/40	700	910,816
4.38%, 7/16/42	1,700	1,763,179
American Tower Corp.:
4.50%, 1/15/18	2,100	2,317,316
5.05%, 9/01/20	2,300	2,566,814
Vodafone Group Plc:
2.88%, 3/16/16	1,800	1,918,559
5.63%, 2/27/17	950	1,130,889

		11,544,214

Total Corporate Bonds - 25.3%		680,788,129

Schedule of Investments (continued)
CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)

Foreign Agency Obligations
Brazilian Government International Bond, 5.63%, 1/07/41	1,500		1,920,000
Colombia Government International Bond:
4.38%, 7/12/21	2,000		2,303,000
7.38%, 9/18/37	800		1,228,000
Covidien International Finance SA, 3.20%, 6/15/22	5,100		5,388,976
Italy Buoni Poliennali Del Tesoro, 2.10%, 9/15/21	16,636		18,823,517
Mexico Government International Bond:
6.05%, 1/11/40	1,300		1,732,250
4.75%, 3/08/44 (c)	5,800		6,452,500
Panama Government International Bond, 6.70%, 1/26/36	1,600		2,248,000
South Africa Government International Bond, 5.50%, 3/09/20	2,000		2,375,000

Total Foreign Agency Obligations - 1.6%			42,471,243

Non-Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations - 2.0%
Arkle Master Issuer Plc, 1.83%, 5/17/60 (a)(b)	8,155		8,236,420
Banc of America Funding Corp.:
Series 2005-6, Class 1A5, 5.50%, 10/25/35	1,143		1,147,056
Series 2005-8, Class 4A27, 5.75%, 1/25/36	537		539,739
Citicorp Mortgage Securities, Inc., Series 2006-1, Class 2A1, 5.00%, 2/25/21	622		652,492
Countrywide Alternative Loan Trust:
Series 2005-51, Class 1A2A, 0.51%, 11/20/35 (a)	344		343,011
Series 2006-HY12, Class A1, 5.42%, 8/25/36 (a)	391		399,536
GMAC Mortgage Corp. Loan Trust, Series 2005-AR3, Class 4A3, 3.62%, 6/19/35 (a)	446		446,930
Greenpoint Mortgage Funding Trust:
Series 2006-AR4, Class A1A, 0.32%, 9/25/46 (a)	—	(d)	23
Series 2006-AR5, Class A1A, 0.30%, 10/25/46 (a)	—	(d)	205
GSR Mortgage Loan Trust, Series 2006-AR1, Class 2A2, 2.71%, 1/25/36 (a)	1,797		1,779,352
Holmes Master Issuer Plc:
0.56%, 7/15/30 (a)	9,700		9,699,981
1.86%, 10/15/54 (a)(b)	8,230		8,319,057
HSI Asset Securitization Corp. Trust, Series 2005, Class 2A4, 0.61%, 8/25/35 (a)	937		910,365
MASTR Asset Securitization Trust 2005-2, Series 2005-2, Class 1A1, 5.25%, 11/25/35	549		556,383
Permanent Master Issuer Plc:
1.86%, 7/15/42 (b)	8,500		8,614,112
Series 2010-1A, Class 1A, 1.61%, 7/15/42 (b)	9,776		9,805,768
Puma Finance Ltd., Series G5, Class A1, 0.50%, 2/21/38 (b)	1,302		1,256,966
Residential Accredit Loans, Inc., Series 2004-QS9, Class A1, 5.00%, 6/25/19	543		545,901
Wells Fargo Mortgage Backed Securities Trust:
Series 2003-11, Class 1A13, 4.75%, 10/25/18	503		518,367
Series 2005-7, Class A3, 5.25%, 9/25/35	412		416,888

			54,188,552

Commercial Mortgage-Backed Securities - 1.1%
Banc of America Merrill Lynch Commercial Mortgage, Inc.:
Series 2003-1, Class A2, 4.65%, 9/11/36	316		318,023
Series 2004-6, Class A3, 4.51%, 12/10/42	265		268,461
Bear Stearns Commercial Mortgage Securities, Series 2002-TOP8, Class A2, 4.83%, 8/15/38	303		303,005
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A3, 6.13%, 4/15/37	30		29,644
DBRR Trust, Series 2012-EZ1, Class A, 0.95%, 9/25/45 (b)	5,600		5,598,398

Schedule of Investments (continued)
CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)

GE Capital Commercial Mortgage Corp., Series 2007-C1, Class A2, 5.42%, 12/10/49	1,022	1,022,948
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4, 5.44%, 3/10/39	6,750	7,707,299
GS Mortgage Securities Corp. II, Series 2007-EOP, Class B, 1.73%, 3/06/20 (b)	1,300	1,299,607
LB-UBS Commercial Mortgage Trust:
Series 2006-C7, Class A2, 5.30%, 11/15/38	3,487	3,579,918
Series 2007-C2, Class A3, 5.43%, 2/15/40	4,030	4,610,151
Merrill Lynch Mortgage Trust, Series 2004-MKB1, Class A3, 4.89%, 2/12/42	307	308,847
Morgan Stanley Dean Witter Capital I, Series 2002-IQ3, Class A4, 5.08%, 9/15/37	732	731,720
ORES NPL LLC, Series 2012-LV1, Class A, 4.00%, 9/25/44 (b)	2,100	2,117,430

		27,895,451

Total Non-Agency Mortgage-Backed Securities - 3.1%		82,084,003

Preferred Securities

Capital Trusts

Insurance - 0.1%
Chubb Corp. (The):
6.00%, 5/11/37	800	1,083,455
6.38%, 3/29/67 (a)	2,550	2,715,750

		3,799,205

Total Capital Trusts - 0.1%		3,799,205

Total Preferred Securities - 0.1%		3,799,205

Preferred Stocks

Diversified Telecommunication Services - 0.2%
Qwest Corp., 7.38%	196	5,268,480

Total Preferred Stocks - 0.2%		5,268,480

Taxable Municipal Bonds
Brazos Higher Education Authority, Series 2004-I, Class A2, 0.53%, 6/27/22	1,156	1,151,561
Chicago, Illinois Waterworks Revenue, 6.74%, 11/01/40	150	201,249
Massachusetts State Transportation Fund Revenue, 5.73%, 6/01/40	150	199,322
New Jersey State Turnpike Authority Revenue, 7.10%, 1/01/41	700	1,005,606
New York City Transitional Finance Authority Revenue, 5.57%, 11/01/38	450	561,370
Orange County Local Transportation Authority Sales Tax Revenue, 6.91%, 2/15/41	450	636,606
Oregon Department of Transportation, 5.83%, 11/15/34	400	525,304
Port Authority of New York & New Jersey Revenue:
5.65%, 11/01/40	800	1,008,424
4.46%, 10/01/62	700	704,494
San Diego County Regional Transportation Commission Revenue, 5.91%, 4/01/48	600	813,018
San Francisco City & County Public Utilities Commission Revenue, 6.95%, 11/01/50	900	1,276,785
State of California:
7.55%, 4/01/39	400	545,960
7.63%, 3/01/40	1,150	1,586,977
7.60%, 11/01/40	250	347,035
State of Illinois, 7.35%, 7/01/35 (c)	650	783,568
State of Mississippi, 5.25%, 11/01/34	600	727,584
University of Missouri System Facilities Revenue, 5.79%, 11/01/41	300	390,066

Total Taxable Municipal Bonds - 0.5%		12,464,929

Schedule of Investments (continued)
CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Securities

Agency Obligations - 0.5%
Fannie Mae, 0.88%, 10/26/17	12,500	12,562,862

Collateralized Mortgage Obligations - 0.8%
Fannie Mae REMICS:
Series 2007-54, Class PF, 0.44%, 6/25/37 (a)	4,837	4,849,524
Series 2010-35, Class EF, 0.77%, 4/25/40 (a)	5,252	5,287,048
Series 2010-89, Class CF, 0.67%, 2/25/38 (a)	4,826	4,854,135
Freddie Mac Mortgage Backed Securities:
Series 3667, Class FW, 0.77%, 2/15/38 (a)	3,226	3,248,707
Series 3807, Class FN, 0.72%, 2/15/41 (a)	3,133	3,153,628

		21,393,042

Mortgage-Backed Securities - 88.3%
Fannie Mae Mortgage Backed Securities:
2.32%, 8/01/33	2,511	2,679,202
2.34%, 5/01/33 (a)	3,371	3,594,497
2.46%, 2/01/42 (a)	43	45,218
2.48%, 1/01/36 (a)	1,586	1,699,696
2.50%, 10/01/27 (e)	7,000	7,358,750
2.54%, 1/01/35 (a)	1,413	1,510,483
2.76%, 8/01/41 (a)	3,235	3,381,352
2.80%, 1/01/42 (a)	961	1,013,546
3.00%, 10/01/26 -10/01/42 (e)	162,636	171,771,921
3.30%, 9/01/41 (a)	1,854	1,966,220
3.36%, 4/01/40 (a)	454	478,532
3.50%, 2/01/26 - 10/01/42 (e)	647,923	694,919,854
3.61%, 5/01/40 (a)	2,968	3,142,549
4.00%, 8/01/25 - 10/01/42 (e)	160,810	173,481,690
4.50%, 10/01/24 - 10/01/42 (e)	361,591	391,484,250
5.00%, 1/01/18 - 10/01/42 (e)	298,114	325,359,687
5.50%, 9/01/19 - 10/01/42 (e)	85,241	93,775,810
6.00%, 11/01/22 - 10/01/42 (e)	50,932	56,432,574
6.50%, 12/01/30 - 12/01/32	14,144	16,478,472
Freddie Mac Mortgage Backed Securities:
2.21%, 10/01/33 (a)	1,453	1,508,319
2.50%, 10/01/27 (e)	2,000	2,100,313
2.66%, 1/01/42 (a)	46	48,805
2.88%, 11/01/36 (a)	1,584	1,697,345
3.00%, 1/01/27 - 10/01/42 (e)	12,574	13,275,865
3.26%, 8/01/41 (a)	2,131	2,247,463
3.33%, 7/01/41 (a)	1,285	1,360,481
3.36%, 2/01/40 (a)	2,862	3,020,803
3.50%, 12/01/25 - 10/01/42 (e)	29,577	31,687,500
4.00%, 3/01/26 - 10/01/42 (e)	38,210	41,024,577
4.50%, 8/01/20 - 10/01/42 (e)	47,514	51,170,480
4.58%, 4/01/38 (a)	3,084	3,291,734
5.00%, 10/01/20 - 10/01/42 (e)	33,740	36,659,196
5.50%, 12/01/27 - 8/01/38	20,951	22,912,610
6.00%, 12/01/28 - 1/01/38	16,277	17,983,913
6.50%, 5/01/21 - 1/01/36	3,480	3,952,392
Ginnie Mae Mortgage Backed Securities:
3.00%, 10/01/42 (e)	2,000	2,141,875
3.50%, 10/01/27 - 10/01/42 (e)	28,895	31,619,183
4.00%, 9/15/40 - 10/01/42 (e)	33,615	37,297,539
4.50%, 3/15/39 - 10/01/42 (e)	48,851	54,082,977
5.00%, 9/15/39 - 10/01/42 (e)	38,650	43,089,283
5.50%, 6/15/34 - 11/20/39	13,251	14,778,529

Schedule of Investments (continued)
CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)

6.00%, 9/20/38 - 10/01/41 (e)	8,534	9,647,095

		2,377,172,580

Total U.S. Government Sponsored Agency Securities - 89.6%		2,411,128,484

U.S. Treasury Obligations
U.S. Treasury Bonds:
6.38%, 8/15/27 (c)	24,068	36,929,338
6.25%, 5/15/30 (c)	27,228	42,666,807
5.00%, 5/15/37 (c)	23,800	34,082,338
4.38%, 5/15/40 (c)(f)	23,100	30,560,584
3.88%, 8/15/40	15,149	18,507,821
4.25%, 11/15/40	10	12,984
4.38%, 5/15/41	4,931	6,533,575
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/42	10,647	11,567,453
U.S. Treasury Inflation Indexed Notes:
1.88%, 7/15/13	37,299	38,397,931
0.13%, 7/15/22	19,752	21,584,057
U.S. Treasury Notes:
1.25%, 2/15/14	61,000	61,857,782
0.25%, 2/28/14	68,659	68,691,201
1.75%, 3/31/14 (c)	33,000	33,750,222
0.25%, 6/30/14	75,000	75,014,625
2.63%, 12/31/14 (c)	48,363	50,932,284
0.38%, 3/15/15	3	3,007
0.88%, 4/30/17	78,751	79,864,618
2.75%, 12/31/17 (c)	1	1,107
1.75%, 5/15/22	21,422	21,723,236

Total U.S. Treasury Obligations - 23.5%		632,680,970

Total Long-Term Investments (Cost - $ 3,951,908,238) -152.1%		4,091,720,780

Short-Term Securities	Shares	Value

Money Market Funds - 18.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.25% (g)(h)(i)	416,635,134	416,635,134
BlackRock Cash Funds: Prime, SL Agency Shares, 0.24% (g)(h)(i)	67,065,994	67,065,994

		483,701,128

Total Short-Term Securities (Cost - $ 483,701,128) - 18.0%		483,701,128

Total Investments Before TBA Sale Commitments (Cost - $ 4,435,609,366) - 170.1%		4,575,421,908

Schedule of Investments (continued)
CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)

TBA Sale Commitments (e)	Par (000)
Fannie Mae Mortgage Backed Securities:
3.00%, 10/01/42	$86,000	(90,783,750)
3.50%, 10/01/27 - 10/01/42	589,000	(631,685,312)
4.00%, 10/01/42	192,500	(207,388,672)
4.50%, 10/01/42	172,300	(186,487,828)
5.00%, 10/01/42	115,700	(126,149,156)
5.50%, 10/01/27 - 10/01/42	38,700	(42,385,969)
6.00%, 10/01/42	8,500	(9,384,531)
Freddie Mac Mortgage Backed Securities:
3.50%, 12/01/25 - 3/01/42	2,000	(2,115,000)
Ginnie Mae Mortgage Backed Securities:
5.00%, 10/01/42	8,000	(8,820,000)
Total TBA Sale Commitments
(Proceeds — $1,295,553,828) — (48.5)%		(1,305,200,218)

Total Investments, Net of TBA Sale Commitments — 121.6%
(Cost - $ 3,140,055,538*)		3,270,221,690

Liabilities in Excess of Other Assets - (21.6)%		(580,414,182)

Net Assets - 100.0%		$2,689,807,508

*	As of September 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$4,435,609,366

Gross unrealized appreciation	$142,047,962
Gross unrealized depreciation	(2,235,420)

Net unrealized appreciation	$139,812,542

(a)	Variable rate security. Rate shown is as of report date.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Security, or a portion of security, is on loan.
(d)	Amount is less than $500.

Schedule of Investments (continued)
CoreAlpha Bond Master Portfolio

(e)	Represents or includes a TBA transaction. Unsettled TBA transactions as of September 30, 2012 were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Bank of America Corp.	$79,816,989	$261,810
Barclays Plc	$67,191,485	$176,742
BNP Paribas SA	$5,561,703	$18,615
Citigroup Inc.	$(70,406,547)	$(715,408)
Credit Suisse Group AG	$76,309,359	$994,275
Deutsche Bank AG	$90,582,750	$(932,220)
Goldman Sachs Group, Inc.	$190,055,563	$2,941,615
JPMorgan Chase & Co.	$(207,414,500)	$(1,108,294)
Nomura Trust and Banking Co., Ltd.	$50,029,688	$190,207
R.B.C. Dominion Securities	$9,613,750	$(12,578)
Royal Bank of Scotland Group Plc	$38,855,391	$(528,146)
UBS AG	$864,844	$317,332
Wells Fargo & Co.	$91,254,152	$349,910

(f)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.
(g)	Investments in issuers considered to be an affiliate of the Master Portfolio during the period ended September 30, 2012, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2011	Net Activity	Shares Held at September 30, 2012	Income
BlackRock Cash Funds:
Institutional, SL Agency Shares	559,553,070	(142,917,936)	416,635,134	$974,806
BlackRock Cash Funds:
Prime, SL Agency Shares	36,989,307	30,076,687	67,065,994	$52,434

(h)	Represents the current yield as of report date.
(i)	All or a portion of security was purchased with the cash collateral from loaned securities.

Schedule of Investments (continued)
CoreAlpha Bond Master Portfolio

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of securities have been abbreviated according to the following list:	AUD	Australian Dollar	LIBOR	London Interbank Offered Rate
	CAD	Canadian Dollar	NOK	Norwegian Krone
	CHF	Swiss Franc	NZD	New Zealand Dollar
	EUR	Euro	SEK	Swedish Krona
	EURIBOR	Euro Interbank Offered Rate	TBA	To Be Announced
	GBP	British Pound	USD	US Dollar
	JPY	Japanese Yen

For Master Portfolio compliance purposes, the Master Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Master Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

• Financial futures contracts purchased as of September 30, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation

880	2-Year US Treasury Note	Chicago Mercantile	December 2012	$194,067,500	$94,577
3,033	5-Year US Treasury Note	Chicago Mercantile	December 2012	$378,011,322	353,053
9	10-Year Japanese Yen Future	Chicago Mercantile	December 2012	$16,628,780	5,572
1,449	10-Year US Treasury Note	Chicago Mercantile	December 2012	$193,418,859	78,617
139	Euro-Bund Future	Eurex	December 2012	$25,323,229	93,523
159	U.K. Long Gilt Bond	NYSE Liffe	December 2012	$30,969,558	48,521

					$673,863

• Financial futures contracts sold as of September 30, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation (Depreciation)

163	10-Year Australian Bond Future	Australian Securities	December 2012	$21,454,950	$(469,773)
57	10-Year Canada Bond Future	Chicago Mercantile	December 2012	$7,959,475	(94,691)
49	30-Year US Treasury Bond	Chicago Mercantile	December 2012	$7,319,375	30,385
65	Ultra Long-Term US Treasury Bond	Chicago Mercantile	December 2012	$10,739,219	(315,194)
130	Euro BTP	Eurex	December 2012	$17,607,751	(830,582)

Total					$(1,679,855)

Schedule of Investments (continued)
CoreAlpha Bond Master Portfolio

• Foreign currency exchange contracts as of September 30, 2012 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	3,519,000	USD	3,687,635	HSBC Holdings Plc	10/09/12	(30,170)
AUD	60,702,000	USD	63,062,323	Royal Bank of Canada	10/09/12	28,161
AUD	67,733,000	USD	70,489,249	Westpac Banking Corp.	10/09/12	(91,111)
CAD	24,696,500	USD	24,244,089	HSBC Holdings Plc	10/09/12	851,043
CAD	11,965,000	USD	11,800,293	Royal Bank of Canada	10/09/12	357,836
CAD	21,164,500	USD	20,703,941	Westpac Banking Corp.	10/09/12	802,180
CHF	15,336,000	USD	15,585,366	Credit Suisse Group AG	10/09/12	734,960
CHF	34,812,000	USD	35,461,129	HSBC Holdings Plc	10/09/12	1,585,245
CHF	904,000	USD	926,421	Royal Bank of Canada	10/09/12	35,601
CHF	14,213,000	USD	14,487,351	Westpac Banking Corp.	10/09/12	637,896
EUR	4,165,000	USD	5,238,862	Deutsche Bank AG	10/09/12	119,776
EUR	111,689,500	USD	139,525,778	HSBC Holdings Plc	10/09/12	4,172,557
EUR	2,507,000	USD	3,103,370	JPMorgan Chase & Co.	10/09/12	122,105
EUR	76,884,500	USD	96,219,687	Royal Bank of Canada	10/09/12	2,698,961
EUR	21,596,000	USD	27,380,095	State Street Corp.	10/09/12	405,052
EUR	5,661,000	USD	6,884,172	UBS AG	10/09/12	399,200
EUR	85,565,500	USD	109,021,286	Westpac Banking Corp.	10/09/12	1,066,230
GBP	30,059,000	USD	47,443,545	HSBC Holdings Plc	10/09/12	1,094,689
GBP	7,550,000	USD	12,054,529	Royal Bank of Canada	10/09/12	136,950
GBP	4,401,000	USD	6,827,918	Westpac Banking Corp.	10/09/12	278,665
JPY	39,100,000	USD	499,049	Deutsche Bank AG	10/09/12	3,550
JPY	2,445,200,000	USD	30,946,607	HSBC Holdings Plc	10/09/12	484,506
JPY	735,900,000	USD	9,426,108	JPMorgan Chase & Co.	10/09/12	33,305
JPY	40,200,000	USD	513,858	Royal Bank of Canada	10/09/12	2,882
JPY	2,670,900,000	USD	34,026,758	Westpac Banking Corp.	10/09/12	305,549
NOK	162,858,500	USD	27,121,877	HSBC Holdings Plc	10/09/12	1,318,724
NOK	91,472,000	USD	15,654,436	JPMorgan Chase & Co.	10/09/12	319,669
NOK	28,309,000	USD	4,635,462	Royal Bank of Canada	10/09/12	308,246
NOK	18,670,000	USD	3,083,285	State Street Corp.	10/09/12	177,128
NOK	89,166,500	USD	14,828,377	Westpac Banking Corp.	10/09/12	743,109
NZD	7,571,000	USD	5,994,665	HSBC Holdings Plc	10/09/12	291,688
NZD	14,000	USD	11,442	JPMorgan Chase & Co.	10/09/12	182
NZD	6,494,000	USD	5,240,009	Royal Bank of Canada	10/09/12	152,090
NZD	27,751,000	USD	22,620,227	Westpac Banking Corp.	10/09/12	421,985
SEK	388,304,000	USD	57,581,913	HSBC Holdings Plc	10/09/12	1,629,332
SEK	52,460,000	USD	7,899,651	State Street Corp.	10/09/12	99,808
SEK	69,237,000	USD	10,554,501	UBS AG	10/09/12	3,229
SEK	157,076,000	USD	22,792,040	Westpac Banking Corp.	10/09/12	1,159,981
USD	54,413,745	AUD	53,043,000	HSBC Holdings Plc	10/09/12	(716,375)
USD	36,621,935	AUD	35,284,000	Royal Bank of Canada	10/09/12	(50,409)
USD	55,372,973	AUD	53,808,000	Westpac Banking Corp.	10/09/12	(552,248)
USD	447,084	CAD	447,000	HSBC Holdings Plc	10/09/12	(7,132)
USD	7,643,896	CAD	7,656,000	Royal Bank of Canada	10/09/12	(135,681)
USD	3,148,785	CAD	3,200,000	Westpac Banking Corp.	10/09/12	(102,867)
USD	51,511,175	CHF	50,603,500	HSBC Holdings Plc	10/09/12	(2,340,262)
USD	15,054,018	CHF	14,661,500	Westpac Banking Corp.	10/09/12	(548,516)
USD	422,631	EUR	336,000	Deutsche Bank AG	10/09/12	(9,663)
USD	224,663,244	EUR	178,460,500	HSBC Holdings Plc	10/09/12	(4,941,831)
USD	755,108	EUR	610,000	JPMorgan Chase & Co.	10/09/12	(29,710)
USD	54,169,684	EUR	41,736,000	Royal Bank of Canada	10/09/12	472,662
USD	7,914,467	EUR	6,186,000	State Street Corp.	10/09/12	(44,364)
USD	26,234,903	EUR	20,596,000	UBS AG	10/09/12	(263,656)
USD	85,947,149	EUR	69,582,500	Westpac Banking Corp.	10/09/12	(3,576,835)
USD	17,320,943	EUR	13,407,880	BNP Paribas SA	12/20/12	57,110
USD	86,275,519	GBP	54,844,000	HSBC Holdings Plc	10/09/12	(2,284,677)

Schedule of Investments (continued)
CoreAlpha Bond Master Portfolio

USD	7,080,144	GBP	4,477,000	Royal Bank of Canada	10/09/12	(149,161)
USD	18,248,324	GBP	11,657,000	Westpac Banking Corp.	10/09/12	(574,997)
USD	52,962,321	JPY	4,174,850,000	HSBC Holdings Plc	10/09/12	(702,074)
USD	1,776,151	JPY	138,000,000	Royal Bank of Canada	10/09/12	2,270
USD	36,022,402	JPY	2,848,750,000	Westpac Banking Corp.	10/09/12	(596,026)
USD	32,684,970	NOK	193,368,000	HSBC Holdings Plc	10/09/12	(1,083,622)
USD	4,111,180	NOK	25,056,000	State Street Corp.	10/09/12	(264,445)
USD	11,573,374	NOK	68,400,000	Westpac Banking Corp.	10/09/12	(371,579)
USD	11,002,839	NZD	13,807,000	JPMorgan Chase & Co.	10/09/12	(461,390)
USD	5,336,384	NZD	6,400,000	Royal Bank of Canada	10/09/12	22,336
USD	4,015,126	NZD	5,113,000	Westpac Banking Corp.	10/09/12	(230,300)
USD	5,210,526	SEK	34,821,000	Credit Suisse Group AG	10/09/12	(99,217)
USD	3,046,426	SEK	21,300,000	Deutsche Bank AG	10/09/12	(201,544)
USD	56,253,113	SEK	378,848,000	HSBC Holdings Plc	10/09/12	(1,516,216)
USD	10,148,235	SEK	67,851,000	JPMorgan Chase & Co.	10/09/12	(198,148)
USD	15,991,364	SEK	105,731,000	State Street Corp.	10/09/12	(131,220)
USD	8,888,965	SEK	58,982,000	Westpac Banking Corp.	10/09/12	(105,013)
Total						$1,125,989
· Credit default swaps on single-name issues – sold protection outstanding as of September 30, 2012 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Issuer Credit Rating[1]	Notional Amount (000)[2]	Unrealized Appreciation

General Electric Capital Corp.	3.25%	Deutsche Bank AG	12/21/13	AA+	4,000	$74,909

1 Using S&P’s rating.

2 The maximum potential amount the Master Portfolio may pay should a negative event take place as defined under the terms of agreement.

· Credit default swaps on traded indexes – sold protection outstanding as of September 30, 2012 were as follows:

Index	Receive Fixed Rate	Counterparty	Expiration Date	Issuer Credit Rating[3]	Notional Amount (000)[4]		Unrealized Appreciation (Depreciation)
Dow Jones CDX North America Investment Grade Index Series 19,	1.00%	Deutsche Bank AG			USD	144,000	$425,887
Version 1			12/20/17	BBB+
Dow Jones CDX Emerging Markets	5.00%	Deutsche Bank AG			USD	17,470	62,189
Series 18, Version 1			12/20/17	BB
iTraxx - Europe Sub Financial Index	5.00%	Deutsche Bank AG		CCC	EUR	17,200	(33,715)
Series 18, Version 1			12/20/17
Total							$454,361

3 Using S&P’s rating of the underlying securities.

4 The maximum potential amount the Master Portfolio may pay should a negative event take place as defined under the terms of agreement.

· Interest rate swaps outstanding as of September 30, 2012 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date		Notional Amount (000)	Unrealized Appreciation (Depreciation)
1.32%[5]	3-month LIBOR	Deutsche Bank AG	8/15/19	USD	47,750	$(361,798)

Schedule of Investments (continued)
CoreAlpha Bond Master Portfolio

1.20%[5]	3-month LIBOR	Royal Bank of Scotland Group Plc	8/15/19	USD	90,690	(39,426)
1.63%[6]	6-month EURIBOR	Deutsche Bank AG	7/5/21	EUR	50,320	25,479
1.76%[5]	6-month LIBOR	Royal Bank of Scotland Group Plc	9/7/21	GBP	41,450	(65,651)
Total						$(441,396)

[5]	Master Portfolio pays a fixed interest rate and receives floating rate.
[6]	Master Portfolio pays a floating interest rate and receives fixed rate.

Reference Entity	Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Depreciation
Change in Return of the Consumer Price Index for All Urban Consumers	2.86%[7]	Deutsche Bank AG	8/22/22	$7,819	$(11,497)

[7]	Fund pays the total return of the reference entity and receives the fixed rate. Net payment made at termination.

•

Fair Value Measurements—Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of the broad levels for financial reporting purposes as follows:

• Level 1—unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Master Portfolio has the ability to access

• Level 2—other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

• Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

Schedule of Investments (concluded)
CoreAlpha Bond Master Portfolio

The following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy as of September 30, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	-	$221,035,337	-	$221,035,337
Corporate Bonds	-	680,788,129	-	680,788,129
Foreign Agency Obligations	-	42,471,243	-	42,471,243
Non-Agency Mortgage-Backed
Securities	-	82,084,003	-	82,084,003
Preferred Securities	-	3,799,205	-	3,799,205
Preferred Stocks	$5,268,480	-	-	5,268,480
Taxable Municipal Bonds	-	12,464,929	-	12,464,929
U.S. Government Sponsored
Agency Securities	-	2,411,128,484	-	2,411,128,484
U.S. Treasury Obligations	-	632,680,970	-	632,680,970

Short-Term Securities:
Money Market Funds	483,701,128	-	-	483,701,128

Liabilities:
TBA Sale Commitments	-	(1,305,200,218)	-	(1,305,200,218)
Total	$488,969,608	$2,781,252,082	-	$3,270,221,690

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	-	$74,909	-	$ 74,909
Foreign currency transactions	-	23,536,448	-	23,536,448
Interest rate contracts	$704,248	-	-	704,248
Other rate contracts	-	(11,497)	-	(11,497)
Liabilities:
Credit contracts	-	454,361	-	454,361
Foreign currency transactions	-	(22,410,459)	-	(22,410,459)
Interest rate contracts	(1,710,240)	(441,396)	-	(2,151,636)
Total	$(1,005,992)	$1,202,366	-	$ 196,374

1 Derivative financial instruments are swaps, financial futures contracts and foreign currency exchange contracts. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Master Portfolio’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of September 30, 2012, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$4,001,443	-	-	$4,001,443
Liabilities:
Collateral on securities loaned at value	-	$(186,413,185)	-	(186,413,185)
Total	$4,001,443	$(186,413,185)	-	$(182,411,742)

There were no transfers between levels during the period ended September 30, 2012.

Schedule of Investments September 30, 2012 (Unaudited)
Money Market Master Portfolio
(Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value

Euro
National Australia Bank Ltd., London (a):
0.45%, 12/20/12	$300,000	$300,000,000
0.43%, 1/16/13	212,000	212,000,000
Sumitomo Trust & Banking Co. Ltd., 0.40%, 11/16/12	200,000	200,000,000

		712,000,000

Yankee(b)
Bank of Nova Scotia, Houston, 0.35%, 10/16/13 (a)	250,000	249,980,229
Bank of Tokyo-Mitsubishi UFJ Ltd., New York:
0.43%, 11/14/12	270,000	270,000,000
0.41%, 11/19/12	350,000	350,000,000
0.49%, 2/19/13	238,000	238,000,000
Barclays Bank Plc, New York, 0.49%, 1/23/13	571,000	571,000,000
Canadian Imperial Bank of Commerce, New York, 0.32%, 3/01/13 (a)	553,015	553,015,000
Credit Industriel ET Commercial, New York, 0.44%, 12/03/12	380,000	380,000,000
Credit Suisse, New York, 0.32%, 2/04/13	384,000	384,000,000
Mitsubishi UFJ Trust & Banking Corp., New York:
0.37%, 11/01/12	500,000	500,000,000
0.48%, 2/28/13 (a)	155,000	155,000,000
Mizuho Corporate Bank Ltd., New York, 0.32%, 12/05/12	200,000	200,000,000
National Bank of Canada, New York, 0.52%, 7/25/13 (a)	275,000	275,000,000
Natixis, New York, 0.58%, 1/03/13	829,000	829,000,000
Nordea Bank Finland Plc, New York, 0.36%, 2/19/13	325,000	325,000,000
Rabobank Nederland, New York:
0.52%, 1/14/13	360,000	360,000,000
0.63%, 4/24/13 (a)	285,500	285,500,000
0.59%, 5/09/13 (a)	225,000	225,000,000
Skandinaviska Enskilda Banken, New York:
0.41%, 10/25/12	150,000	150,000,000
0.36%, 2/01/13	275,000	275,000,000
Societe Generale NY, 0.58%, 1/03/13	825,000	825,000,000
Sumitomo Mitsui Banking Corp., New York:
0.40%, 2/08/13	375,000	375,000,000
0.40%, 2/12/13	375,000	375,000,000
Sumitomo Trust & Banking Co., Ltd., New York, 0.35%, 11/08/12	300,000	300,000,000
Westpac Banking Corp., New York:
0.33%, 1/04/13 (a)	99,000	99,000,000
0.41%, 5/07/13	150,000	150,000,000

Total Certificates of Deposit - 26.2%		9,411,495,229

Commercial Paper
Antalis US Funding Corp., 0.40%, 11/01/12 (c)	167,000	166,942,478
Atlantic Asset Securitization LLC (c):
0.35%, 10/18/12	100,000	99,983,472
0.35%, 10/23/12	90,000	89,980,750
Atlantis One Funding Corp. (c):
0.54%, 1/07/13	260,000	259,617,800
0.53%, 1/17/13	75,000	74,880,750
0.49%, 2/21/13	350,000	349,318,764
Barton Capital Corp. (c):
0.34%, 11/01/12	89,000	88,973,943
0.35%, 11/02/12	180,000	179,944,000
0.35%, 11/05/12	110,000	109,962,569
Ciesco LLC, 0.53%, 10/19/12 (c)	100,000	99,973,500
Collateralized CP Co. LLC, 0.38%, 1/17/13 (c)	400,000	399,544,000
Commonwealth Bank of Australia, 0.37%, 1/14/13 (a)	380,000	380,000,000
DNB Bank ASA, 0.35%, 2/05/13 (c)	300,000	299,634,875

Schedule of Investments (continued)
Money Market Master Portfolio
(Percentages shown are based on Net Assets)

Erste Abwicklungsanstalt (c):
0.55%, 1/22/13	$110,000	$109,811,667
0.60%, 2/11/13	100,000	99,778,333
0.57%, 2/20/13	30,000	29,932,550
0.64%, 2/21/13	50,000	49,872,889
0.65%, 2/28/13	150,000	149,593,750
0.55%, 3/11/13	170,000	169,581,847
0.55%, 3/12/13	200,000	199,505,000
0.52%, 3/25/13	100,000	99,747,222
0.52%, 3/27/13	100,000	99,744,333
0.47%, 4/04/13	100,000	99,758,472
0.50%, 4/23/13	50,000	49,858,333
0.50%, 4/29/13	100,000	99,708,333
Govco LLC (c):
0.42%, 10/15/12	175,000	174,971,417
0.40%, 12/04/12	100,000	99,928,889
HSBC Bank Plc:
0.51%, 11/28/12 (c)	390,000	389,679,550
0.56%, 9/18/13 (a)	230,000	230,000,000
ING US Funding LLC, 0.44%, 1/16/13 (c)	569,050	568,305,811
Kells Funding LLC:
0.53%, 11/01/12 (c)	125,000	124,942,951
0.56%, 11/09/12 (c)	150,000	149,904,125
0.43%, 1/07/13 (c)	79,000	78,907,526
0.60%, 1/16/13 (c)	100,000	99,821,667
0.50%, 2/04/13 (c)	25,000	24,956,250
0.54%, 2/05/13 (c)	80,000	79,847,600
0.48%, 2/06/13 (c)	80,000	79,863,467
0.50%, 2/22/13 (c)	50,000	49,900,000
0.49%, 3/01/13 (c)	50,000	49,897,236
0.48%, 3/01/13 (c)	98,000	97,802,693
0.50%, 3/20/13 (c)	100,000	99,763,889
0.59%, 5/03/13	205,000	204,427,253
LMA Americas LLC, 0.35%, 11/02/12 (c)	110,000	109,965,778
Matchpoint Master Trust, 0.35%, 10/09/12 (c)	135,136	135,125,489
Mont Blanc Capital Corp. (c):
0.45%, 10/09/12	150,000	149,985,000
0.44%, 11/01/12	100,000	99,962,111
0.43%, 12/07/12	120,000	119,903,967
Nestle Capital Corp., 0.37%, 9/06/13 (c)	175,000	174,388,472
NRW. BANK, 0.18%, 10/04/12 (c)	285,000	284,995,725
Old Line Funding LLC, 0.32%, 3/11/13 (c)	85,000	84,878,356
Rabobank USA Financial Corp., 0.45%, 3/11/13 (c)	225,000	224,547,187
Royal Park Investments Funding Corp. (c):
0.95%, 10/05/12	45,000	44,995,250
0.70%, 10/12/12	125,000	124,973,264
0.80%, 10/19/12	15,200	15,193,920
0.88%, 11/16/12	25,000	24,971,889
Scaldis Capital LLC, 0.33%, 10/15/12 (c)	93,000	92,988,065
Skandinaviska Enskilda Banken AB, 0.44%, 11/15/12 (c)	250,000	249,862,500
Starbird Funding Corp. (c):
0.35%, 10/10/12	75,000	74,993,438
0.35%, 10/11/12	70,000	69,993,194
Versailles CDS LLC, 0.40%, 10/19/12 (c)	215,000	214,956,663
Victory Receivables Corp., 0.26%, 10/02/12 (c)	50,000	49,999,639
Westpac Banking Corp., 0.54%, 7/02/13 (a)	275,000	275,000,000
Westpac Securities NZ Ltd., 0.66%, 4/15/13 (a)	300,000	300,000,000
Total Commercial Paper - 26.1%		9,380,249,861

Corporate Notes
JPMorgan Chase Bank NA, 0.53%, 5/17/13 (a)	250,725	250,725,000
Westpac Banking Corp., 1.07%, 9/24/13 (a)	25,000	25,158,707
Total Corporate Notes - 0.8%		275,883,707

Schedule of Investments (continued)
Money Market Master Portfolio
(Percentages shown are based on Net Assets)

Time Deposits
Barclays Bank Plc, 0.02%, 10/01/12	$482,209	$482,209,000
Deutsche Bank AG, 0.10%, 10/01/12	227,657	227,657,000
DNB Nor Bank ASA, 0.08%, 10/01/12	500,000	500,000,000
Svenska Handelsbanken AB, 0.09%, 10/01/12	1,000,000	1,000,000,000
Total Time Deposits - 6.1%		2,209,866,000

U.S. Government Sponsored Agency Obligations
Fannie Mae, 4.75%, 2/21/13	70,304	71,557,470
Fannie Mae Discount Notes, 0.16%, 1/16/13 (c)	100,000	99,952,444
Fannie Mae Variable Rate Notes (a):
0.31%, 1/10/13	250,000	249,986,066
0.34%, 5/17/13	304,000	303,941,427
0.20%, 11/08/13	170,000	169,943,111
0.20%, 6/20/14	425,000	424,854,751
Federal Farm Credit Banks Variable Rate Notes (a):
0.14%, 6/18/13	66,000	66,000,000
0.18%, 3/07/14	40,000	39,994,717
0.20%, 10/20/14	95,000	94,960,538
Federal Home Loan Bank:
1.75%, 12/14/12	81,700	81,955,672
0.17%, 1/24/13	44,910	44,910,312
0.16%, 1/25/13	144,000	143,977,825
0.13%, 2/01/13	200,000	199,968,236
0.16%, 2/06/13	200,000	199,991,088
0.17%, 2/13/13	100,000	99,998,934
0.23%, 5/17/13	120,000	119,990,078
0.23%, 5/21/13	100,000	99,991,028
0.23%, 5/29/13	50,000	49,992,350
0.42%, 6/21/13	88,275	88,374,183
0.25%, 7/05/13	65,500	65,493,310
Federal Home Loan Bank Discount Notes, 0.16%, 5/03/13 (c)	56,028	55,973,046
Federal Home Loan Bank Variable Rate Notes (a):
0.19%, 4/12/13	114,500	114,490,918
0.31%, 7/08/13	50,000	50,000,000
Freddie Mac Discount Notes, 0.12%, 10/11/12 (c)	225,000	224,992,500
Freddie Mac Variable Rate Notes (a):
0.18%, 3/21/13	270,040	269,988,921
0.37%, 9/03/13	227,900	227,857,544
0.17%, 9/13/13	884,785	884,275,119
0.20%, 11/04/13	309,000	308,966,343
Total U.S. Government Sponsored Agency Obligations - 13.5%		4,852,377,931

U.S. Treasury Obligations
U.S. Treasury Bill (c):
0.14%, 11/08/12	140,000	139,979,311
0.13%, 1/17/13	350,000	349,863,500
0.15%, 2/21/13	275,000	274,838,877
U.S. Treasury Note:
1.38%, 10/15/12	200,000	200,097,315
0.38%, 10/31/12	300,000	300,066,784
1.38%, 11/15/12	250,000	250,388,632
3.38%, 11/30/12	175,000	175,930,447
1.38%, 3/15/13	280,000	281,469,875
1.13%, 6/15/13	120,000	120,742,385
Total U.S. Treasury Obligations - 5.8%		2,093,377,126

Repurchase Agreements
Barclays Capital Inc., 0.20%, 10/01/12 (Purchased on 9/28/12 to be repurchased at $437,007,283, collateralized by various U.S. Treasury obligations, 0.13% to 3.63%, due 1/15/24 to 4/15/28, par and fair value of $333,654,400 and $445,740,074, respectively)	437,000	437,000,000

Schedule of Investments (continued)
Money Market Master Portfolio
(Percentages shown are based on Net Assets)

BNP Paribas Securities Corp., 0.18%, 10/01/12 (Purchased on 9/28/12 to be repurchased at $280,004,200, collateralized by various corporate debt obligations, 2.83% to 6.50%, due 2/01/13 to 9/15/22, par and fair value of $269,374,233 and $288,400,000, respectively)	$280,000	$280,000,000
BNP Paribas Securities Corp., 0.25%, 10/01/12 (Purchased on 9/28/12 to be repurchased at $300,006,250, collateralized by various U.S. government obligations, 3.50% to 5.00%, due 5/20/40 to 7/20/42, par and fair value of $372,356,480 and $306,000,000, respectively)	300,000	300,000,000
Citigroup Global Markets Inc., 0.25%, 10/01/12 (Purchased on 9/28/12 to be repurchased at $300,006,250, collateralized by various U.S. government obligations, 2.50% to 4.50%, due 1/01/25 to 9/01/42, par and fair value of $365,256,414 and $306,000,000, respectively)	300,000	300,000,000
Citigroup Global Markets Inc., 0.43%, 10/01/12 (Purchased on 9/28/12 to be repurchased at $95,003,404, collateralized by various U.S. Treasury obligations and municipal obligations, 0.00% to 7.94%, due 11/15/17 to 12/01/41, par and fair value of $89,798,827 and $103,437,947, respectively)	95,000	95,000,000
Citigroup Global Markets Inc., 0.52%, 10/01/12 (Purchased on 9/28/12 to be repurchased at $130,005,633, collateralized by various U.S. government obligations, corporate debt obligations and municipal obligations 0.00% to 8.00%, due 2/01/13 to 12/01/42, par and fair value of $132,807,762 and $143,050,488, respectively)	130,000	130,000,000
Credit Suisse Securities (USA) LLC, 0.20%, 10/01/12 (Purchased on 9/28/12 to be repurchased at $194,791,246, collateralized by U.S. Treasury obligations, 0.13%, due 7/31/14, par and fair value of $199,200,000 and $198,686,005, respectively)	194,788	194,788,000
Credit Suisse Securities (USA) LLC, 0.63%, 10/01/12 (Purchased on 9/28/12 to be repurchased at $250,013,125, collateralized by various corporate debt obligations, 0.00% to 8.85%, due 3/15/20 to 4/08/49, par and fair value of $858,934,662 and $287,500,794, respectively)	250,000	250,000,000
Credit Suisse Securities (USA) LLC, 0.76%, 10/01/12 (Purchased on 9/28/12 to be repurchased at $150,009,500, collateralized by various corporate debt obligations, 0.32% to 5.87%, due 12/20/14 to 5/20/41, par and fair value of $535,618,185 and $164,871,770, respectively)	150,000	150,000,000
Deutsche Bank Securities Inc., 0.25%, 10/01/12 (Purchased on 9/28/12 to be repurchased at $890,018,542, collateralized by various U.S. Treasury obligations and U.S. government obligations, 0.88% to 4.00%, due 6/30/16 to 7/20/42, par and fair value of $886,083,639 and $910,936,734, respectively)	890,000	890,000,000
Goldman Sachs & Co., 0.18%, 10/04/12 (Purchased on 9/28/12 to be repurchased at $380,011,400, collateralized by various U.S. government debt obligations and corporate debt obligations, 0.00% to 4.75%, due 10/19/12 to 2/27/32, par and fair value of $385,104,000 and $387,600,140, respectively)	380,000	380,000,000
Goldman Sachs & Co., 0.19%, 10/03/12 (Purchased on 9/28/12 to be repurchased at $190,005,014, collateralized by various U.S. government obligations, 1.25% to 2.00%, due 7/17/17 to 8/01/19, par and fair value of $191,805,000 and $193,800,916, respectively)	190,000	190,000,000
Goldman Sachs & Co., 0.21%, 10/01/12 (Purchased on 9/28/12 to be repurchased at $50,000,875, collateralized by various U.S. government obligations, 4.50% to 5.50%, due 10/01/35 to 7/01/40, par and fair value of $114,743,540 and $51,000,000, respectively)	50,000	50,000,000
Goldman Sachs & Co., 0.21%, 10/02/12 (Purchased on 9/28/12 to be repurchased at $700,016,333, collateralized by various U.S. government obligations, 1.93% to 7.00%, due 9/01/29 to 2/01/49, par and fair value of $1,596,404,339 and $714,000,000, respectively)	700,000	700,000,000
Greenwich Capital Markets Inc., 0.23%, 10/01/12 (Purchased on 9/28/12 to be repurchased at $140,002,683, collateralized by various U.S. government obligations, 2.50% to 8.00%, due 5/01/17 to 10/01/42, par and fair value of $153,677,353 and $142,801,114, respectively)	140,000	140,000,000
HSBC Securities (USA) Inc., 0.16%, 10/01/12 (Purchased on 9/28/12 to be repurchased at $200,002,667, collateralized by various corporate debt obligations, 0.61% to 0.70%, due 3/21/19 to 8/15/21, par and fair value of $220,730,000 and $210,001,805, respectively)	200,000	200,000,000
JPMorgan Securities LLC, 0.43%, 10/01/12 (Purchased on 9/28/12 to be repurchased at $60,002,150, collateralized by various corporate debt obligations, 4.25% to 8.88%, due 5/23/13 to 1/26/39, par and fair value of $38,209,000 and $61,941,166, respectively)	60,000	60,000,000

Schedule of Investments (continued)
Money Market Master Portfolio
(Percentages shown are based on Net Assets)

JPMorgan Securities LLC, 0.73%, 1/07/13 (Purchased on 9/28/12 to be repurchased at $200,409,611, collateralized by various corporate debt obligations, 0.39% to 7.53%, due 4/25/18 to 2/15/51, par and fair value of $371,213,972 and $215,718,510, respectively)	$200,000	$200,000,000
Merrill Lynch, Pierce, Fenner & Smith Inc., 0.22%, 10/01/12 (Purchased on 9/28/12 to be repurchased at $ 770,014,117, collateralized by various U.S. government obligations, 0.00% to 4.00%, due 6/25/21 to 10/1/42, par and fair value of $ 746,894,677 and $789,989,138, respectively)	770,000	770,000,000
Merrill Lynch, Pierce, Fenner & Smith Inc., 0.23%, 10/01/12 (Purchased on 9/28/12 to be repurchased at $100,001,917, collateralized by various corporate debt obligations, 0.00% to 0.36%, due 10/10/12 to 3/18/13, par and fair value of $102,045,908 and $102,000,000, respectively)	100,000	100,000,000
Morgan Stanley & Co. LLC, 0.16%, 10/01/12 (Purchased on 9/28/12 to be repurchased at $90,001,200, collateralized by various U.S. government obligations, 2.40% to 6.00%, due 7/01/27 to 9/01/42, par and fair value of $231,670,892 and $91,800,000, respectively)	90,000	90,000,000
Morgan Stanley & Co. LLC, 0.21%, 10/01/12 (Purchased on 9/28/12 to be repurchased at $23,939,419, collateralized by U.S. Treasury obligations, 0.25%, due 1/15/15, par and fair value of $24,424,500 and $24,417,869, respectively)	23,939	23,939,000
Morgan Stanley & Co. LLC, 0.25%, 10/01/12 (Purchased on 9/28/12 to be repurchased at $440,009,167, collateralized by various U.S. government obligations, 3.00% to 4.50%, due 9/01/27 to 9/01/42, par and fair value of $415,785,471 and $448,800,001, respectively)	440,000	440,000,000
RBS Securities Inc., 0.15%, 10/01/12 (Purchased on 9/28/12 to be repurchased at $120,001,500, collateralized by various U.S. government obligations, 2.34% to 2.62%, due 1/01/34 to 8/01/42, par and fair value of $157,447,475 and $122,402,905, respectively)	120,000	120,000,000
RBS Securities Inc., 0.27%, 10/01/12 (Purchased on 9/28/12 to be repurchased at $110,002,475, collateralized by U.S. government obligations and U.S. Treasury obligations, 0.00% to 1.75%, due 11/19/12 to 1/31/14, par and fair value of $111,730,000 and $112,204,652, respectively)	110,000	110,000,000
Wells Fargo Bank Co. 0.18%, 10/01/12 (Purchased on 9/28/12 to be repurchased at $320,004,800, collateralized by various corporate debt obligations and municipal obligations, 0.00% to 6.90%, due 8/17/15 to 2/15/51, par and fair value of $1,847,108,116 and $336,000,000, respectively)	320,000	320,000,000

Total Repurchase Agreements - 19.2%		6,920,727,000

Total Investments (Cost - $ 35,143,976,854*) - 97.7%		35,143,976,854

Other Assets Less Liabilities - 2.3%		809,928,224

Net Assets - 100.0%		$35,953,905,078
*	Cost for federal income tax purposes.
(a)	Variable rate security. Rate shown is as of report date.
(b)	Issuer is a US branch of a foreign domiciled bank.
(c)	Rates shown are discount rates or a range of discount rates at the time of purchase.

Schedule of Investments (concluded)
Money Market Master Portfolio

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Master Portfolio has the ability to access

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy as of September 30, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:

Short-Term Securities[1]	-	$35,143,976,854	-	$35,143,976,854

1 See above Schedule of Investments for values in each security type.

Certain of the Master Portfolio’s assets are held at carrying amount, which approximates fair value for financial reporting purposes. As of September 30, 2012, cash of $665 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended September 30, 2012.

Schedule of Investments September 30, 2012 (Unaudited)
Prime Money Market Master Portfolio
(Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value

Euro
National Australia Bank Ltd., London (a):
0.45%, 12/20/12	$87,000	$87,000,000
0.43%, 1/16/13	100,000	100,000,000
Sumitomo Trust & Banking Co. Ltd., 0.40%, 11/15/12	200,000	200,000,000

		387,000,000

Yankee(b)
Bank of Montreal, Chicago, 0.44%, 7/17/13 (a)	90,000	90,000,000
Bank of Nova Scotia, 0.32%, 2/11/13 (a)	100,000	100,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd., New York:
0.43%, 11/14/12	100,000	100,000,000
0.41%, 11/19/12	110,000	110,000,000
0.49%, 2/19/13	100,000	100,000,000
Canadian Imperial Bank of Commerce, New York, 0.32%, 3/01/13 (a)	162,470	162,470,000
Credit Industriel ET Commercial, New York, 0.44%, 12/03/12	120,000	120,000,000
Credit Suisse, New York, 0.32%, 2/04/13	113,000	113,000,000
Mitsubishi UFJ Trust & Banking Corp., New York, 0.37%, 11/01/12	200,000	200,000,000
Mizuho Corporate Bank, Ltd., New York, 0.25%, 10/22/12	200,000	200,000,000
National Bank of Canada, New York, 0.52%, 7/25/13 (a)	75,000	75,000,000
Natixis, New York, 0.58%, 1/03/13	211,100	211,100,000
Nordea Bank Finland Plc, New York, 0.36%, 2/19/13	100,000	100,000,000
Rabobank Nederland, New York:
0.52%, 1/14/13	150,000	150,000,000
0.63%, 4/24/13 (a)	91,500	91,500,000
0.59%, 5/09/13 (a)	75,000	75,000,000
0.50%, 6/18/13 (a)	100,000	100,000,000
Skandinaviska Enskilda Banken, New York:
0.41%, 10/25/12	75,000	75,000,000
0.36%, 2/01/13	100,000	100,000,000
Societe Generale NY, 0.58%, 1/03/13	268,000	268,000,000
Sumitomo Mitsui Banking Corp., New York, 0.40%, 2/12/13	150,000	150,000,000
Toronto Dominion Bank, New York, 0.30%, 4/19/13	250,000	250,000,000
Westpac Banking Corp., New York, 0.33%, 1/04/13 (a)	125,000	125,000,000

Total Certificates of Deposit - 27.1%		3,453,070,000

Commercial Paper
Antalis US Funding Corp., 0.40%, 11/01/12 (c)	59,000	58,979,678
Atlantic Asset Securitization LLC, 0.35%, 10/23/12 (c)	60,000	59,987,167
Atlantis One Funding Corp. (c):
0.54%, 10/12/12	24,450	24,446,040
0.54%, 1/07/13	50,000	49,926,500
0.53%, 1/17/13	75,000	74,880,750
0.52%, 1/25/13	100,000	99,832,444
0.48%, 2/15/13	100,000	99,817,333
Barton Capital Corp. (c):
0.35%, 11/02/12	100,000	99,968,889
0.35%, 11/05/12	40,000	39,986,389
Commonwealth Bank of Australia, 0.37%, 1/14/13 (a)	110,000	110,000,000
DNB Bank ASA, 0.35%, 2/05/13 (c)	100,000	99,878,292
Erste Abwicklungsanstalt (c):
0.60%, 2/06/13	100,000	99,786,667
0.60%, 2/07/13	50,000	49,892,500
0.57%, 2/20/13	70,000	69,842,617
0.65%, 2/25/13	40,000	39,893,833
0.55%, 3/14/13	100,000	99,749,444
0.53%, 3/15/13	80,000	79,805,667
HSBC Bank Plc,, 0.51%, 11/28/12 (c)	110,000	109,909,617
ING US Funding LLC, 0.44%, 1/16/13 (c)	180,000	179,764,601
Kells Funding LLC (c):
0.43%, 1/07/13	71,000	70,916,891

Schedule of Investments (continued)
Prime Money Market Master Portfolio
(Percentages shown are based on Net Assets)

0.60%, 1/16/13	$50,000	$49,910,833
0.50%, 1/22/13	78,000	77,877,583
0.49%, 2/04/13	100,000	99,828,500
0.53%, 2/11/13	50,000	49,902,097
0.43%, 4/24/13	60,000	59,853,083
LMA Americas LLC, 0.35%, 11/02/12 (c)	40,000	39,987,556
Nestle Capital Corp., 0.37%, 9/06/13 (c)	150,000	149,475,833
Nieuw Amsterdam Receivables Corp. (c):
0.55%, 1/03/13	53,000	52,923,886
0.45%, 1/04/13	50,000	49,940,625
NRW. BANK, 0.18%, 10/04/12 (c)	100,000	99,998,500
Old Line Funding LLC, 0.30%, 2/11/13 (c)	90,000	89,900,250
Rabobank USA Financial Corp., 0.45%, 3/11/13 (c)	25,000	24,949,687
Royal Park Investments Funding Corp., 0.88%, 12/03/12 (c)	75,000	74,884,500
Skandinaviska Enskilda Banken AB, 0.44%, 11/15/12 (c)	85,000	84,953,250
Starbird Funding Corp., 0.35%, 10/04/12 (c)	85,000	84,997,521
Versailles Commercial Paper LLC, 0.40%, 10/19/12 (c)	74,800	74,784,875
Victory Receivables Corp., 0.26%, 10/02/12 (c)	125,000	124,999,097
Westpac Banking Corp., 0.54%, 7/02/13 (a)	195,000	195,000,000

Total Commercial Paper - 24.4%		3,101,432,995

Corporate Notes
JPMorgan Chase Bank NA, 0.53%, 5/17/13 (a)	121,710	121,710,000
National Australia Bank Ltd., 2.50%, 1/08/13	40,650	40,863,465
Westpac Banking Corp., 1.07%, 9/24/13 (a)	34,000	34,215,233
Westpac Securities NZ Ltd., 2.63%, 1/28/13	48,000	48,336,905

Total Corporate Notes - 1.9%		245,125,603

Time Deposits
Deutsche Bank AG, 0.10%, 10/01/12	272,343	272,343,000
DNB Bank ASA, 0.08%, 10/01/12	400,000	400,000,000
Svenska Handelsbanken AB, 0.09%, 10/01/12	500,000	500,000,000

Total Time Deposits - 9.2%		1,172,343,000

U.S. Government Sponsored Agency Obligations
Fannie Mae Discount Notes, 0.16%, 1/16/13 (c)	50,000	49,976,222
Fannie Mae Variable Rate Notes (a):
0.31%, 1/10/13	121,000	120,993,256
0.20%, 6/20/14	115,000	114,960,697
Federal Farm Credit Banks Discount Notes, 0.22%, 7/05/13 (c)	25,000	24,957,681
Federal Farm Credit Banks Variable Rate Notes, 0.14%, 6/18/13 (a)	30,000	30,000,000
Federal Home Loan Bank:
0.16%, 1/25/13	82,000	81,987,373
0.18%, 2/01/13	34,000	34,000,826
0.17%, 2/01/13	75,000	74,999,244
0.17%, 2/06/13	50,000	49,999,518
0.16%, 2/08/13	52,000	51,991,879
0.20%, 3/01/13	50,000	49,995,264
0.22%, 5/03/13	35,750	35,744,088
Federal Home Loan Bank Discount Notes, 0.16%, 11/02/12 (c)	50,000	49,993,000
Federal Home Loan Bank Variable Rate Notes, 0.18%, 2/25/14 (a)	40,000	39,982,983
Freddie Mac Discount Notes:
0.12%, 10/11/12 (c)	75,000	74,997,500
0.16%, 1/14/13 (c)	75,000	74,963,906
Freddie Mac Variable Rate Notes, 0.20%, 11/04/13 (a)	100,000	99,989,108

Total U.S. Government Sponsored Agency Obligations - 8.3%		1,059,532,545

U.S. Treasury Obligations
U.S. Treasury Bill (c):
0.14%, 11/08/12	40,000	39,994,089
0.15%, 2/21/13	125,000	124,928,004
0.14%, 2/28/13	100,000	99,942,708
0.14%, 3/07/13	50,000	49,969,472
U.S. Treasury Note:

Schedule of Investments (continued)
Prime Money Market Master Portfolio
(Percentages shown are based on Net Assets)

1.38%, 10/15/12	$65,000	$65,031,627
1.38%, 11/15/12	100,000	100,155,453
3.38%, 11/30/12	100,000	100,531,684
1.38%, 3/15/13	88,000	88,461,961

Total U.S. Treasury Obligations - 5.3%		669,014,998

Repurchase Agreements
BNP Paribas Securities Corp., 0.18%, 10/01/12 (Purchased on 9/28/12 to be repurchased at $195,002,925, collateralized by various corporate debt obligations, 0.91% to 8.13%, due 1/21/14 to 9/15/39, par and fair value of $186,309,180 and $201,428,091, respectively)	195,000	195,000,000
BNP Paribas Securities Corp., 0.25%, 10/01/12 (Purchased on 9/28/12 to be repurchased at $100,002,083, collateralized by various U.S. government obligations, 3.50%, due 10/20/41 to 7/20/42, par and fair value of $96,852,887 and $102,000,000, respectively)	100,000	100,000,000
Credit Suisse Securities (USA) LLC, 0.22%, 10/01/12 (Purchased on 9/28/12 to be repurchased at $500,009,167, collateralized by various U.S. government obligations, 3.00% to 5.00%, 9/01/27 to 10/01/42, par and fair value of $579,716,863 and $515,004,736, respectively)	500,000	500,000,000
Credit Suisse Securities (USA) LLC, 0.76%, 10/01/12 (Purchased on 9/28/12 to be repurchased at $50,003,167, collateralized by various corporate debt obligations, 0.39% to 5.44%, 5/20/19 to 1/25/42, par and fair value of $260,058,000 and $53,501,382, respectively)	50,000	50,000,000
Deutsche Bank Securities Inc., 0.25%, 10/01/12 (Purchased on 9/28/12 to be repurchased at $835,263,401, collateralized by various U.S. government obligations and U.S. Treasury obligations, 0.38% to 4.00%, due 1/31/13 to 6/01/42, par and fair value of $840,669,690 and $857,043,387, respectively)	835,246	835,246,000
Goldman Sachs & Co. Inc., 0.18%, 10/04/12 (Purchased on 9/28/12 to be repurchased at $120,003,600, collateralized by various U.S. government obligations, 0.00% to 5.50%, 10/10/12 to 7/15/36, par and fair value of $119,140,000 and $122,400,027, respectively)	120,000	120,000,000
Goldman Sachs & Co. Inc., 0.19%, 10/03/12 (Purchased on 9/28/12 to be repurchased at $60,001,583, collateralized by various U.S. government obligations, 0.16% to 5.13%, 10/10/12 to 6/12/15, par and fair value of $59,805,000 and $61,203,357, respectively)	60,000	60,000,000
Goldman Sachs & Co. Inc., 0.21%, 10/01/12 (Purchased on 9/28/12 to be repurchased at $80,001,400, collateralized by various U.S. government obligations, 2.34% to 5.00%, 9/01/36 to 9/01/41, par and fair value of $123,465,468 and $81,600,000, respectively)	80,000	80,000,000
Goldman Sachs & Co. Inc., 0.21%, 10/02/12 (Purchased on 9/28/12 to be repurchased at $300,007,000, collateralized by various U.S. government obligations, 1.91% to 6.50%, 12/01/23 to 10/01/42, par and fair value of $636,724,103 and $306,000,000, respectively)	300,000	300,000,000
HSBC Securities (USA) Inc., 0.20%, 10/01/12 (Purchased on 9/28/12 to be repurchased at $175,002,917, collateralized by U.S. government obligations, 4.00%, 2/01/42, par and fair value of $186,940,000 and $178,500,933, respectively)	175,000	175,000,000
JPMorgan Securities LLC, 0.23%, 10/01/12 (Purchased on 9/28/12 to be repurchased at $110,002,108, collateralized by various corporate debt obligations, 0.47% to 6.33%, 4/15/22 to 9/10/47, par and fair value of $145,685,355 and $115,500,021, respectively)	110,000	110,000,000
JPMorgan Securities LLC, 0.43%, 10/1/12 (Purchased on 9/28/12 to be repurchased at $30,001,075, collateralized by various corporate debt obligations, 8.00% to 8.88%, 4/15/24 to 2/14/34, par and fair value of $19,100,000 and $30,965,581, respectively)	30,000	30,000,000
JPMorgan Securities LLC, 0.73%, 1/07/13 (Purchased on 9/28/12 to be repurchased at $75,153,604, collateralized by various corporate debt obligations, 1.28% to 7.53%, 3/06/20 to 4/15/49, par and fair value of $89,838,349 and $79,206,201, respectively)	75,000	75,000,000
Morgan Stanley & Co. LLC, 0.21%, 10/01/12 (Purchased on 9/28/12 to be repurchased at $135,002,363, collateralized by various U.S. Treasury obligations, 0.13% to 4.25%, 12/31/13 to 4/30/19, par and fair value of $132,724,300 and $137,700,091, respectively)	135,000	135,000,000

Schedule of Investments (continued)
Prime Money Market Master Portfolio
(Percentages shown are based on Net Assets)

RBS Securities Inc., 0.15%, 10/01/12 (Purchased on 9/28/12 to be repurchased at $90,001,125, collateralized by various U.S. government obligations, 1. 65% to 6.27%, due 12/01/15 to 5/01/50, par and fair value of $159,884,430 and $91,802,612, respectively)

	$ 90,000	$ 90,000,000
Wells Fargo Bank Co., 0.18%, 10/01/12 (Purchased on 9/28/12 to be repurchased at $180,002,700, collateralized by various corporate debt obligations, 0.00% to 6.13%, 1/15/15 to 2/15/39, par and fair value of $1,279,633,939 and $189,000,000, respectively)	180,000	180,000,000

Total Repurchase Agreements - 23.8%		3,035,246,000

Total Investments (Cost - $ 12,735,765,141*) - 100.0%		12,735,765,141

Other Assets Less Liabilities - 0.0%		3,856,890

Net Assets - 100.0%		$ 12,739,622,031
*	Cost for federal income tax purposes.
(a)	Variable rate security. Rate shown is as of report date.
(b)	Issuer is a US branch of a foreign domiciled bank.
(c)	Rates shown are discount rates or a range of discount rates at the time of purchase.

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Master Portfolio has the ability to access

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

Schedule of Investments (concluded)
Prime Money Market Master Portfolio

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy as of September 30, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	-	$12,735,765,141	-	$12,735,765,141

1 See above Schedule of Investments for values in each security type.

Certain of the Master Portfolio’s assets are held at carrying amount, which approximates fair value for financial reporting purposes. As of September 30, 2012, cash of $320 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended September 30, 2012.

Schedule of Investments September 30, 2012 (Unaudited)
Government Money Market Master Portfolio
(Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value

Barclays Capital Inc., 0.20%, 10/01/12 (Purchased on 9/28/12 to be repurchased at $1,000,017, collateralized by U.S. Treasury obligations, 1.25%, due 9/30/15, par and fair value of $987,300 and $1,020,011, respectively)	$1,000	$1,000,000
BNP Paribas Securities Corp., 0.20%, 10/01/12 (Purchased on 9/28/12 to be repurchased at $2,000,033, collateralized by U.S. Treasury obligations, 0. 25%, due 9/15/15, par and fair value of $2,045,000 and $2,040,071, respectively)	2,000	2,000,000
Deutsche Bank Securities Inc., 0.25%, 10/01/12 (Purchased on 9/28/12 to be repurchased at $2,000,042, collateralized by U.S. Treasury obligations and U.S. government obligations, 0.00% to 0.13%, due 7/31/14 to 10/01/40, par and fair value of $3,131,087 and $2,161,121, respectively)	2,000	2,000,000
Goldman Sachs & Co., 0.21%, 10/01/12 (Purchased on 9/28/12 to be repurchased at $2,000,035, collateralized by U.S. government obligations, 2.57%, due 4/01/42, par and fair value of $2,015,807 and $2, 040, 001, respectively)	2,000	2,000,000
HSBC Securities (USA) Inc., 0.20%, 10/01/12 (Purchased on 9/28/12 to be repurchased at $1,904,032, collateralized by U.S. Treasury obligations, 4. 25%, due 9/30/12, par and fair value of $1,905,000 and $1,945,401, respectively)	1,904	1,904,000
Morgan Stanley & Co. LLC, 0.21%, 10/01/12 (Purchased on 9/28/12 to be repurchased at $1,151,020, collateralized by U.S. Treasury obligations, 0. 25%, due 1/15/15, par and fair value of $1,174,400 and $1,174,081, respectively)	1,151	1,151,000

Total Repurchase Agreements - 100.1%		10,055,000

Total Investments (Cost - $ 10,055,000*) - 100.1%		10,055,000

Liabilities in Excess of Other Assets - (0.1)%		(9,633)

Net Assets - 100.0%		$10,045,367
*	Cost for federal income tax purposes.

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Master Portfolio has the ability to access

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

Schedule of Investments (concluded)
Government Money Market Master Portfolio

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy as of September 30, 2012:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Short-Term Securities[1]	-	$10,055,000	-	$10,055,000

1 See above Schedule of Investments for values in each security type.

Certain of the Master Portfolio’s assets are held at carrying amount, which approximates fair value for financial reporting purposes. As of September 30, 2012, cash of $2,631 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended September 30, 2012.

Schedule of Investments September 30, 2012 (Unaudited)
Treasury Money Market Master Portfolio
(Percentages shown are based on Net Assets)

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bill (a):
0.14%, 10/04/12	$75,676	$75,675,103
0.15%, 10/11/12	25,000	24,998,958
0.14%, 10/25/12	40,000	39,996,400
0.15%, 11/01/12	30,000	29,996,254
0.15%, 11/23/12	50,000	49,989,326
0.15%, 11/29/12	40,000	39,990,495
0.13%, 12/06/12	25,000	24,994,042
0.16%, 1/03/13	25,000	24,989,882
0.15%, 1/10/13	50,000	49,979,660
0.15%, 1/17/13	50,000	49,978,325
0.14%, 1/24/13	75,000	74,965,859
0.14%, 2/07/13	25,000	24,987,458
0.15%, 2/14/13	50,000	49,972,611
0.14%, 2/28/13	50,000	49,970,833
0.15%, 3/07/13	89,969	89,911,469
0.14%, 3/14/13	60,000	59,961,733
0.14%, 3/21/13	50,000	49,967,938
0.14%, 3/28/13	25,000	24,982,571
0.19%, 5/02/13	15,000	14,983,759
0.19%, 5/30/13	5,000	4,993,640
U.S. Treasury Note:
1.38%, 10/15/12	80,000	80,038,440
1.38%, 11/15/12	9,000	9,013,168
1.38%, 3/15/13	8,000	8,042,212
0.63%, 4/30/13	20,000	20,052,020
0.50%, 5/31/13	5,000	5,009,048
Total U.S. Treasury Obligations - 38.2%		977,441,204

Repurchase Agreements
Barclays Capital, Inc., 0.20%, 10/01/12 (Purchased on 9/28/12 to be repurchased at $150,002,500, collateralized by U.S. Treasury obligations, 0.88%, 4/30/17, par and fair value of $150,392,200 and $153,000,054, respectively)	150,000	150,000,000
BNP Paribas Securities Corp., 0.20%, 10/01/12 (Purchased on 9/28/12 to be repurchased at $270,003,500, collateralized by various U.S. Treasury obligations, 0.38% to 2.13%, 7/31/13 to 8/15/21, par and fair value of $271,554,900 and $275,399,069, respectively)	269,999	269,999,000
Citigroup Global Markets Inc., 0.22%, 10/01/12 (Purchased on 9/28/12 to be repurchased at $121,002,218, collateralized by U.S. Treasury obligations, 2.63%, 6/30/14, par and fair value of $117,786,800 and $123, 420, 052, respectively)	121,000	121,000,000
Credit Suisse Securities (USA) LLC, 0.20%, 10/01/12 (Purchased on 9/28/12 to be repurchased at $77,630,294, collateralized by U.S. Treasury obligation, 1.50%, 8/31/18, par and fair value of $76,130,000 and $79, 185, 879, respectively)	77,629	77,629,000
Deutsche Bank Securities Inc., 0.16%, 10/05/12 (Purchased on 9/28/12 to be repurchased at $150,003,333, collateralized by various U.S. Treasury obligations, 0.00% to 2.63%, 4/30/14 to 8/15/31, par and fair value of $197,927,421 and $153,000,094, respectively)	150,000	150,000,000
Deutsche Bank Securities Inc., 0.18%, 10/01/12 (Purchased on 9/28/12 to be repurchased at $75,001,125, collateralized by U.S. Treasury obligations, 1.00%, 8/31/16, par and fair value of $74,886,000 and $76, 500, 054, respectively)	75,000	75,000,000
HSBC Securities (USA) Inc., 0.20%, 10/01/12 (Purchased on 9/28/12 to be repurchased at $150,002,500, collateralized by various U.S. Treasury obligations, 0.38% to 4.13%, 9/30/12 to 3/31/17, par and fair value of $144,684,800 and $153,000,429, respectively)	150,000	150,000,000
Merrill Lynch, Pierce, Fenner & Smith Inc., 0.17%, 10/01/12 (Purchased on 9/28/12 to be repurchased at $75,001,063, collateralized by various U.S. Treasury obligations, 1.75% to 1.88%, 9/30/17 to 5/15/22, par and fair value of $71,492,300 and $76,500,046, respectively)	75,000	75,000,000

Schedule of Investments (concluded)
Treasury Money Market Master Portfolio
(Percentages shown are based on Net Assets)

Morgan Stanley & Co. LLC, 0.21%, 10/01/12 (Purchased on 9/28/12 to be repurchased at $296,476,188, collateralized by various U.S. Treasury obligations, 0.00% to 4.25%, 11/08/12 to 4/30/18, par and fair value of $300,569,300 and $302,400,477, respectively)	$296,471	$296,471,000
RBS Securities Inc., 0.20%, 10/01/12 (Purchased on 9/28/12 to be repurchased at $168,002,800, collateralized by U.S. Treasury obligation, 2.00%, 1/31/16, par and fair value of $162,130,000 and $171,364,362, respectively)	168,000	168,000,000

Total Repurchase Agreements - 59.8%		1,533,099,000

Total Investments
(Cost - $ 2,510,540,204*) - 98.0%		2,510,540,204

Other Assets Less Liabilities - 2.0%		50,599,749

Net Assets - 100.0%		$2,561,139,953

*	Cost for federal income tax purposes.
(a)	Rate shown reflects the discount rate at the time of purchase.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Master Portfolio has the ability to access

•	Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•	Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy as of September 30, 2012:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Short-Term Securities[1]	-	$2,510,540,204	-	$2,510,540,204

1 See above Schedule of Investments for values in each security type.

Certain of the Master Portfolio’s assets are held at carrying amount, which approximates fair value for financial reporting purposes. As of September 30, 2012, cash of $1,979 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended September 30, 2012.

Item 2 –	Controls and Procedures

2(a) –	The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants’ last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds III and Master Investment Portfolio

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds III and Master Investment Portfolio

Date: November 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds III and Master Investment Portfolio

Date: November 21, 2012

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds III and Master Investment Portfolio

Date: November 21, 2012